As filed with the Securities and Exchange Commission on November 28, 2003

                                              1933 Act Registration No. 33-21660
                                              1940 Act Registration No. 811-5551


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]
                                                                            ---

    Pre-Effective Amendment No. _____                                      [   ]
                                                                            ---

    Post-Effective Amendment No.  40                                       [ X ]
                                -----                                       ---

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]
                                                                            ---

    Amendment No.   41

                        (Check appropriate box or boxes)

                                  AMSOUTH FUNDS
               (Exact name of registrant as specified in charter)
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of principal executive offices)

      Registrant's telephone number, including area code: 1-800-451-8382

                                 J. David Huber
                                  AmSouth Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Clifford J. Alexander, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D. C. 20036

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

    Immediately upon filing pursuant to paragraph (b)
---

 X  On December 1, 2003 pursuant to paragraph (b)
---

    60 days after filing pursuant to paragraph (a)(1)
---
    On ___________________ pursuant to paragraph (a)(1)
---
    75 days after filing pursuant to paragraph (a)(2)
---
    On ___________ pursuant to paragraph (a)(2) of rule 485.
---

If appropriate, check the following box:

    this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                                  AmSouth Funds

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents.

    Cover Sheet

    Contents of Registration Statement

    Part A   -        Prospectus - Class A Shares and Class B Shares
                      Prospectus - Class I Shares
                      Prospectus  - Institutional Class 1, Institutional Class 2
                                      and Institutional Class 3 Shares

    Part B   -        Statement of Additional Information

    Part C   -        Other Information

    Signature Page

    Exhibit Index

    Exhibits

                                   PROSPECTUS

                                 CLASS A SHARES
                                 CLASS B SHARES



                              [AMSOUTH FUNDS LOGO]

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyoen who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
AMSOUTH FUNDS                                                                                   TABLE OF CONTENTS
----------------------------------------------------------------------------------------------------------------------
                        (LOGO) DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
-----------------------------------------------------------------------------------------------------------------------


Carefully review this important                           3  Overview
section, which summarizes each                            4  EQUITY FUNDS
Fund's investments, risks, past                           5  Value Fund
performance, and fees.                                    8  Select Equity Fund
                                                         11  Enhanced Market Fund
                                                         14  Large Cap Fund
                                                         17  Capital Growth Fund
                                                         20  Mid Cap Fund
                                                         23  Small Cap Fund
                                                         26  International Equity Fund
                                                         29  HYBRID FUNDS
                                                         30  Balanced Fund
                                                         34  Strategic Portfolios: Aggressive Growth Portfolio
                                                         38  Strategic Portfolios: Growth Portfolio
                                                         42  Strategic Portfolios: Growth and Income Portfolio
                                                         46  Strategic Portfolios: Moderate Growth and Income Portfolio
                                                         50  BOND FUNDS
                                                         51  Government Income Fund
                                                         54  Limited Term Bond Fund
                                                         57  Bond Fund
                                                         60  Municipal Bond Fund
                                                         63  Florida Tax-Exempt Fund
                                                         66  Tennessee Tax-Exempt Fund
                                                         69  MONEY MARKET FUNDS
                                                         70  Prime Money Market Fund
                                                         73  Treasury Reserve Money Market Fund
                                                         76  Tax-Exempt Money Market Fund


                                   (LOGO) ADDITIONAL INVESTMENT STRATEGIES AND RISKS
----------------------------------------------------------------------------------------------------------------------


Review this section for additional                       79  EQUITY FUNDS
information on investment                                79  Value Fund
strategies and their risks.                              79  Select Equity Fund
                                                         79  Enhanced Market Fund
                                                         79  Large Cap Fund
                                                         79  Capital Growth Fund
                                                         79  Mid Cap Fund
                                                         79  Small Cap Fund
                                                         80  International Equity Fund
                                                         80  Equity Funds and Bond Funds
                                                         81  HYBRID FUNDS
                                                         81  Balanced Fund
                                                         81  Strategic Portfolios: Aggressive Growth Portfolio
                                                         81  Strategic Portfolios: Growth Portfolio
                                                         81  Strategic Portfolios: Growth and Income Portfolio
                                                         81  Strategic Portfolios: Moderate Growth and Income Portfolio
                                                         81  BOND FUNDS
                                                         81  Government Income Fund
                                                         82  Limited Term Bond Fund
                                                         82  Bond Fund
                                                         82  Municipal Bond Fund
                                                         83  Florida Tax-Exempt Fund
                                                         83  Tennessee Tax-Exempt Fund
                                                         83  MONEY MARKET FUNDS
                                                         83  Prime Money Market Fund
                                                         83  Treasury Reserve Money Market Fund
                                                         84  Tax-Exempt Money Market Fund

-----------------------------------------------------------------------------------------------------------------------
AMSOUTH FUNDS                                                                                   TABLE OF CONTENTS
-----------------------------------------------------------------------------------------------------------------------

                                                 [LOGO] FUND MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------

Review this section for details on                       90  The Investment Advisor
the people and organizations who                         91  The Investment Sub-Advisors
oversee the Funds.                                       95  Portfolio Managers
                                                         96  The Distributor and Administrator

                                             [LOGO] SHAREHOLDER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

Review this section for details on                       97  Choosing a Share Class
how shares are valued, how to                            98  Pricing of Fund Shares
purchase, sell and exchange                              99  Purchasing and Adding to Your Shares
shares, related charges and                             102  Selling Your Shares
payments of dividends and                               104  General Policies on Selling Shares
distributions.                                          105  Distribution Arrangements/Sales Charges
                                                        108  Distribution and Service (12b-1) Fees
                                                               and Shareholder Servicing Fees
                                                        109  Exchanging Your Shares
                                                        110  Dividends, Distributions and Taxes

                                        [LOGO] OTHER INFORMATION ABOUT THE FUNDS
-----------------------------------------------------------------------------------------------------------------------

                                                        112  Financial Highlights

 [ICON]
          DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND


 EXPENSES                                               OVERVIEW





    THE FUNDS                             AmSouth Funds is a mutual fund family that offers different classes of shares in separate investment portfolios
                                          ("Funds"). This prospectus gives you important information about the Class A Shares and Class B Shares of the Equity
                                          Funds, the Hybrid Funds, the Bond Funds and the Money Market
                                          Funds that you should know before investing. The Funds also offer an additional class of shares called Class I Shares
                                          which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                                          Each of the Funds described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.

                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.




                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR
                                          ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                          AGENCY.

                                          Each Fund has its own investment objective and strategies
                                          for reaching that objective. Before investing, make sure
                                          that the Fund's objective matches your own. Each Fund's
                                          portfolio manager(s) invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          objective. A manager's judgments about the stock markets,
                                          economy and companies, or selecting investments may cause a
                                          Fund to outperform or underperform other funds with similar objectives.

                                          The investment objective of each Fund is fundamental and may not be changed without a vote of a majority of the
                                          outstanding shares of that Fund. There is no assurance that any Fund will achieve its investment objective.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          EQUITY FUNDS

                                          These Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a
                                          limited extent, preferred stocks and convertible securities.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - seeking a long-term goal such as retirement
                                            - looking to add a growth component to your portfolio
                                            - willing to accept the risks of investing in the stock
                                              markets
                                          These Funds may not be appropriate if you are:
                                            - pursuing a short-term goal or investing emergency
                                              reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital growth by investing primarily in a
                                          diversified portfolio of common stock and securities
                                          convertible into common stock, such as convertible bonds and convertible preferred stock. The production of current
                                          income is an incidental objective.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks that the Advisor believes to be undervalued.


                                          In managing the Fund's portfolio, the Advisor uses a variety of economic projections, quantitative techniques, and
                                          earnings projections in formulating individual stock
                                          purchase and sale decisions. The Advisor selects investments believed to have basic investment value that will eventually be recognized by other investors, thus increasing their
                                          value to the Fund.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the Statement of Additional
                                          Information ("SAI").


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- undervalued
                                          stocks -- will underperform other kinds of investments or
                                          market averages.


                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).


                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.


                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND



The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R)/Barra Value Index, a widely recognized, unmanaged index of the stocks in the S&P 500(R) Index having the highest price-to-book ratios. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                        12/31 FOR CLASS A SHARES(1,2) (%)

                                     [BAR GRAPH]


1993                                                           18.38
94                                                              0.37
95                                                             27.39
96                                                             15.74
97                                                             32.30
98                                                             17.61
99                                                              3.86
00                                                              5.08
01                                                              4.08
2002                                                          -29.31

                    The bar chart above does not reflect any
                      applicable sales charges which would
                     reduce returns. The Fund's total return
                        from 1/1/03 to 9/30/03 was 9.92%.


The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:           16.32%    12/31/98
                                                                               Worst quarter:         -26.41%     9/30/02

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)




                                                     1         5         10
                                                   YEAR      YEARS     YEARS
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -33.20%   -2.25%     7.54%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -33.24%   -2.13%     7.71%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -33.94%   -4.57%     5.36%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            -19.86%   -1.55%     6.07%
 S&P 500(R)/BARRA VALUE INDEX(3)                  -20.85%   -0.85%     9.39%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 12/1/88. Performance for the Class B Shares, which were first offered on 9/3/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

(3) "S&P 500" and the "S&P" are registered service marks of Standard & Poors, a division of McGraw-Hill Companies Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND

As an investor in the Value Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               5.50%(2)   None

 Maximum Deferred Sales Charge (Load)     None     5.00%(3)


 Redemption Fee(4)                       2.00%     2.00%



    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 Distribution and/or Service
 (12b-1) Fee                              None     0.75%


 Other Expenses(5)                       0.59%     0.59%
 Total Fund Operating Expenses(5)        1.39%     2.14%
 --------------------------------------------------------


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.56% for Class A Shares and 0.56% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.36%; and Class B Shares,
                                  2.11%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.




                                 EXPENSE EXAMPLE


                               1      3       5        10
                              YEAR   YEARS  YEARS    YEARS
 CLASS A SHARES               $684   $966   $1,269   $2,127
 CLASS B SHARES
 Assuming redemption          $717   $970   $1,349   $2,282
 Assuming no redemption       $217   $670   $1,149   $2,282



   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - no changes in the Fund's
      operating expenses
    - redemption at the end of
      each period

   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital by investing
                                          primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible
                                          preferred stocks. The Fund's investment sub-advisor does not currently intend to purchase convertible securities.


    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks of companies
                                          with market capitalizations greater than $2 billion at the time of purchase and that possess a dominant market share
                                          and have barriers, such as a patent or well-known brand
                                          name, that shield their market share and profits from
                                          competitors.


                                          In managing the Fund's portfolio, the sub-advisor
                                          continuously monitors a universe of companies possessing
                                          "market power" to look for opportunities to purchase these stocks at reasonable prices. "Market power" is a combination of dominant market share and a barrier that protects that
                                          market share. In selecting individual securities, the sub-
                                          advisor looks for companies that appear undervalued. The
                                          sub-advisor then conducts a fundamental analysis of the
                                          stock, the industry and the industry structure. The sub-
                                          advisor will then purchase those companies whose market
                                          power, in the managers' opinion, is intact. As a result, the sub-advisor may focus on a relatively limited number of
                                          stocks (i.e., generally 25 or less). The Fund is
                                          non-diversified and, therefore, may concentrate its
                                          investments in a limited number of issuers.


                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- undervalued growth
                                          stocks -- will underperform other kinds of investments or
                                          market averages.

                                          NON-DIVERSIFIED RISK: The Fund may invest in a small number of companies which may increase the volatility of the Fund.
                                          If the companies in which the Fund invests perform poorly, the Fund could suffer greater losses than if it had been
                                          invested in a greater number of companies.


                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).
                                          However, the sub-advisor expects that the Fund's annual
                                          portfolio turnover rate will average less than 50% each
                                          year.


                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks ("S&P 500(R)"). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1,2) (%)
                                     [BAR GRAPH]


1999                                                          -10.12
00                                                             12.66
01                                                              7.45
2002                                                           -9.12

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 12.53%.




The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders  redeem all of their Fund shares at the end of the period indicated.
                                                                               Best quarter:           17.30%    12/31/00
                                                                               Worst quarter:         -13.07%     9/30/99


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)


                                                     1      SINCE INCEPTION
                                                   YEAR        (9/1/98)
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -14.09%        2.80%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -14.23%        3.01%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -14.25%        1.96%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares             -8.65%        1.84%
 S&P 500(R) INDEX                                 -22.09%       -1.46%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 9/1/88. Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.




The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND


As an investor in the Select Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.


                                              FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               5.50%(2)   None
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 Distribution and/or Service
 (12b-1) Fee                              None     0.75%
 Other Expenses(5)                       0.69%     0.69%
   Total Fund Operating Expenses(5)      1.49%     2.24%
 --------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%. 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.54% for Class A Shares and 0.53% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.34%; and Class B Shares, 2.08%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE


                                                                                   1       3        5        10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $693   $  995   $1,318   $2,232
                                                     CLASS B SHARES
                                                     Assuming redemption          $727   $1,000   $1,400   $2,386
                                                     Assuming no redemption       $227   $  700   $1,200   $2,386


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                         AMSOUTH ENHANCED
                                                              MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks to produce long-term growth of capital by
                                          investing primarily in a diversified portfolio of common
                                          stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock. The
                                          Fund's investment sub-advisor does not currently intend to purchase convertible securities.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in a broadly diversified portfolio of S&P
                                          500(R) stocks, overweighting relative to their S&P weights those that the sub-advisor believes to be undervalued
                                          compared to others in the S&P 500(R) The Fund seeks to
                                          maintain risk characteristics similar to that of the S&P
                                          500(R) and, normally, invests at least 80% of its assets in common stocks drawn from the S&P 500(R)
                                          The sub-advisor's stock selection process utilizes
                                          computer-aided quantitative analysis. The sub-advisor's
                                          computer models use many types of data, but emphasize
                                          technical data such as price and volume information.
                                          Applying these models to stocks within the S&P 500(R), the sub-advisor hopes to generate more capital growth than that of the S&P 500(R). The sub-advisor's emphasis on technical analyses can result in significant shifts in portfolio
                                          holdings at different times. However, stringent risk
                                          controls at the style, industry and individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500(R).
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- stocks in the S&P
                                          500(R) which are primarily large cap companies -- will
                                          underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                                         AMSOUTH ENHANCED
                                                              MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1) (%)

                                     [BAR GRAPH]


1999                                                                             21.05
00                                                                               -8.24
01                                                                              -12.58
2002                                                                            -23.47

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 13.73%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                                                               Best quarter:           14.36%    12/31/99
                                                                               Worst quarter:         -18.14%     9/30/02


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)


                                                     1      SINCE INCEPTION
                                                   YEAR        (9/1/98)
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -27.68%       -2.37%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -27.92%       -2.29%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -27.83%       -2.97%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            -16.99%       -2.00%
 S&P 500(R) INDEX                                 -22.09%       -1.46%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 9/1/98. Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.



The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                         AMSOUTH ENHANCED
                                                              MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


As an investor in the Enhanced Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.



                                              FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                    5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.45%     0.45%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.67%     0.67%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.12%     1.87%
 --------------------------------------------------------


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.55% for Class A Shares and 0.55% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.00%; and Class B Shares,
                                  1.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                              EXPENSE EXAMPLE


                                 1      3        5       10
                              YEAR   YEARS   YEARS    YEARS
 CLASS A SHARES               $658   $886   $1,133   $1,838
 CLASS B SHARES
 Assuming redemption          $690   $888   $1,211   $1,995
 Assuming no redemption       $190   $588   $1,011   $1,995


   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - no changes in the Fund's
      operating expenses
    - redemption at the end of
      each period

   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH LARGE CAP FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          U.S. companies with market capitalizations over $1 billion that the Advisor believes have the potential to provide
                                          capital appreciation and growth of income.
                                          In choosing stocks for the Fund, the Advisor's strategy is to select what are in the Advisor's opinion, well-managed
                                          U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. The
                                          Advisor seeks to diversify the Fund's portfolio within
                                          various industries typically comprising those the Advisor
                                          believes to be the classic growth sectors of the U.S.
                                          economy: Technology, Consumer Non-Durables, Health Care,
                                          Business Equipment and Services, Retail, Capital Goods and
                                          Financials.
                                          The Fund invests for long term growth rather than short term profits.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.


    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: Over time, growth companies are
                                          expected to increase their earnings at an above-average
                                          rate. If these expectations are not met, the stock price can fall drastically -- even if earnings show an absolute
                                          increase.
                                          The risks and returns of different industries can vary over the long term and short term. Because of this, the Fund's
                                          performance could suffer during times when the stocks of
                                          growth companies in which it is invested are out of favor.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH LARGE CAP FUND




                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1) (%)

                                     [BAR GRAPH]


1993                                                                              5.60
94                                                                                1.78
95                                                                               34.99
96                                                                               17.63
97                                                                               35.93
98                                                                               37.87
99                                                                               18.85
00                                                                               -2.22
01                                                                              -11.29
2002                                                                            -23.27

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 14.23%.


The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:           24.83%    12/31/98
                                                                               Worst quarter:.......  -17.87%     9/30/02


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)



                                                     1         5         10
                                                   YEAR      YEARS     YEARS
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -27.49%    0.61%     9.11%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -27.50%    0.64%     8.72%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -28.11%   -1.20%     7.60%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            -16.30%    1.00%     7.72%
 S&P 500(R) INDEX                                 -22.09%   -0.58%     9.34%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 8/3/92 to 12/13/98 of the DG Equity Fund and from 12/14/98 to 3/12/00 of the ISG Large Cap Equity Fund, which were open-end investment companies that were predecessor funds to the Large Cap Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund. The predecessor funds' performance has been restated to reflect the fees and expenses associated with the Fund. Class A Shares were first offered on 8/3/92. Performance for the Class B Shares, which were first offered on 12/15/98, is based on the historical performance of the Fund's Class A Shares, including the predecessor funds', performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B distribution (12b-1) fees and the contingent deferred sales charge.




The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH LARGE CAP FUND


As an investor in the Large Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.



                                              FEES AND EXPENSES


 SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B
 (EXPENSES PAID BY YOU DIRECTLY)(1)     SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              5.50%(2)    None
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 Redemption Fee(4)                       2.00%     2.00%


 ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B
 (FEES PAID FROM FUND ASSETS)           SHARES    SHARES
 Management Fee                          0.80%     0.80%


 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 Other Expenses(5)                       0.59%     0.59%
   Total Fund Operating Expenses(5)      1.39%     2.14%



                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows:
                                  4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh
                                  year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.46% for Class A Shares and 0.46% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.26%; and Class B Shares,
                                  2.01%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                              EXPENSE EXAMPLE


                                                                                    1        3        5        10
                                                                                  YEAR     YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $684     $966    $1,269   $2,127

                                                     CLASS B SHARES
                                                     Assuming redemption           $717     $970    $1,349   $2,282
                                                     Assuming no redemption        $217     $670    $1,149   $2,282


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

 - $10,000 investment
 - 5% annual return
 - no changes in the Fund's operating expenses
 - redemption at the end of each
   time period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                                     AMSOUTH CAPITAL GROWTH FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.
    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of U.S.
                                          companies with market capitalizations of at least $1 billion that the Advisor believes offer opportunities for capital
                                          appreciation and growth of earnings. The Fund also may
                                          invest in medium-sized companies.

                                          In choosing stocks for the Fund, the Advisor first
                                          identifies industries that it believes will expand over the next few years or longer. The Advisor then uses fundamental analysis of company financial statements to find large U.S.
                                          companies within these industries that offer the prospect of solid earnings growth. The Advisor also may consider other factors in selecting investments for the Fund, including the development of new or improved products or services,
                                          opportunities for greater market share, more effective
                                          management or other signs that the company will have greater than average earnings growth and capital appreciation.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                          INVESTMENT STYLE RISK: The Fund may invest in medium-sized companies which carry additional risks because their
                                          earnings tend to be less predictable, their share prices
                                          more volatile and their securities less liquid than larger, more established companies.

                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically -- even if
                                          earnings show an absolute increase.

                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.


                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).


                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   AMSOUTH CAPITAL GROWTH FUND


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R)/Barra Growth Index, a widely recognized, unmanaged index of the stocks in the S&P 500(R) having the lowest price-to-book ratios. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.



                        PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1,2) (%)

                                   [BAR GRAPH]


1993                                                                              3.48
94                                                                               -0.42
95                                                                               30.42
96                                                                               22.25
97                                                                               30.79
98                                                                               32.05
99                                                                               21.85
00                                                                               -0.69
01                                                                              -21.75
2002                                                                            -25.17

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 14.42%.


The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:           22.63%    12/31/98
                                                                               Worst quarter:         -21.26%     9/30/01

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)



                                                     1         5         10
                                                   YEAR      YEARS     YEARS
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -29.29%   -2.42%      6.63%
 CLASS B SHARES(3) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -29.48%   -2.44%      6.24%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -29.29%   -4.42%      5.14%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            -17.99%   -1.69%      5.61%
 S&P 500(R)/BARRA GROWTH INDEX                    -20.85%   -0.85%      9.39%
 S&P 500(R) INDEX(4)                              -22.09%   -0.58%      9.34%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 4/1/96 to 3/12/00 of the ISG Capital Growth Fund, an open-end investment company that was the predecessor fund to the AmSouth Capital Growth Fund. The ISG Capital Growth Fund, commenced operations on 4/1/96 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the predecessor fund's and commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 4/1/96.

(3) Performance for the Class B Shares, which were first offered on 2/5/98, is based on the historical performance of the Fund's Class A Shares, including the predecessor fund's and commingled accounts' performance (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

(4) The Fund has changed its benchmark from the S&P 500(R) to the S&P 500(R)/Barra Growth Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                                     AMSOUTH CAPITAL GROWTH FUND

As an investor in the Capital Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.


                                FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              5.50%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.58%     0.58%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.38%     2.13%
 --------------------------------------------------------



                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows:
                                  4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh
                                  year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.51% for Class A Shares and 0.51% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.31%; and Class B Shares,
                                  2.06%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                              EXPENSE EXAMPLE



                                                                                     1      3         5       10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $683   $963    $1,264   $2,116
                                                     CLASS B SHARES
                                                     Assuming redemption          $716   $967    $1,344   $2,271
                                                     Assuming no redemption       $216   $667    $1,144   $2,271


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.


    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in a broadly diversified portfolio of
                                          S&P(R) MidCap 400 Index ("S&P(R) 400") stocks, overweighting relative to their S&P(R) 400 weights those that the Fund's investment sub-advisor believes to be undervalued compared to others in the S&P(R) 400. The Fund seeks to maintain risk characteristics similar to that of the S&P(R) 400 and,
                                          normally, invests at least 80% of its assets in common
                                          stocks drawn from the S&P(R) 400. The market capitalization of companies in the S&P(R) 400 currently range between $900 million and $3 billion.

                                          The sub-advisor's stock selection process utilizes
                                          computer-aided quantitative analysis. The sub-advisor's
                                          computer models use many types of data, but emphasize
                                          technical data such as price and volume information.
                                          Applying these models to stocks within the S&P(R) 400, the sub-advisor hopes to generate more capital growth than that of the S&P(R) 400. The sub-advisor's emphasis on technical analyses can result in significant shifts in portfolio
                                          holdings at different times. However, stringent risk
                                          controls at the style, industry and individual stock levels are intended to help the Fund maintain risk characteristics similar to those of the S&P(R) 400.

                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.


    PRINCIPAL INVESTMENT RISKS            MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The Fund invests in mid-cap companies which carry additional risks. These companies typically have less predictable earnings than larger companies and their
                                          securities trade less frequently and in more limited volume than those of larger, more established companies. As a
                                          result, mid-cap stocks and thus the Fund's shares may
                                          fluctuate more in value than larger-cap stocks and funds
                                          that focus on them.


                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).


                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 400(R), a widely recognized, unmanaged index of 400 domestic stocks. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR CLASS A SHARES(1) (%)

                                   [BAR GRAPH]


2000                                                                            -14.95
2001                                                                            -23.07
2002                                                                            -19.73

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 17.89%.

                                                                               Best quarter:           12.98%     3/31/00
                                                                               Worst quarter:         -21.79%     9/30/01


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)



                                                     1      SINCE INCEPTION
                                                   YEAR        (5/4/99)
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -24.15%       -4.03%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -24.29%       -4.14%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -24.15%       -4.03%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            -14.83%       -3.19%
 S&P MIDCAP 400 INDEX(2)                          -14.51%        3.20%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 5/4/99 to 3/12/00 of the ISG Mid-Cap Fund, an open-end investment company that was the predecessor fund to the Mid-Cap Fund. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were both first offered on 5/4/99.



The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND

As an investor in the Mid Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          1.00%     1.00%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.65%     0.65%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.65%     2.40%
 --------------------------------------------------------



                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows:
                                  4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh
                                  year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.15% for Class A Shares and 0.15% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.15%; and Class B Shares,
                                  1.90%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                   1       3        5        10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $709   $1,042   $1,398   $2,397
                                                     CLASS B SHARES
                                                     Assuming redemption          $743   $1,048   $1,480   $2,550
                                                     Assuming no redemption       $243   $  748   $1,280   $2,550


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of
                                          common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                          Any current income generated from these securities is
                                          incidental.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks of companies
                                          with market capitalizations at the time of purchase in the range of companies in the Russell 2000(R) Growth Index
                                          (currently between $50 million and $2 billion).


                                          In managing the Fund's portfolio, the Fund's investment
                                          sub-advisor seeks smaller companies with above-average
                                          growth potential. Factors the sub-advisor typically
                                          considers in selecting individual securities include
                                          positive changes in earnings estimates for future growth,
                                          higher than market average profitability, a strategic
                                          position in a specialized market, earnings growth
                                          consistently above market, and fundamental value.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-
                                          being may, for example, depend heavily on just a few
                                          products or services. In addition, investors may have
                                          limited flexibility to buy or sell small company stocks,
                                          which tend to trade less frequently than those of larger
                                          firms.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.


                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).


                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares and Class B Shares over time to that of the Russell 2000(R)
Growth Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1) (%)

                                     [BAR GRAPH]


1999                                                                             15.97
00                                                                               18.68
01                                                                              -27.81
2002                                                                            -26.75

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 21.27%.

                                                                               Best quarter:           27.37%    12/31/99
                                                                               Worst quarter:         -20.17%     9/30/01


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)



                                                     1      SINCE INCEPTION
                                                   YEAR        (3/2/98)
 CLASS A SHARES Return Before Taxes
 (with 5.50% sales charge)                        -30.79%       -8.60%
 CLASS B SHARES Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -30.93%       -8.57%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -30.79%       -9.26%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            -18.90%       -6.70%
 RUSSELL 2000(R) GROWTH INDEX                     -30.26%       -8.14%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382. Class A Shares and Class B Shares were both first offered on 3/2/98.




The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND

As an investor in the Small Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.


                                              FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     5.50%(2)   None
 Maximum Deferred Sales
 Charge (Load)                            None     5.00%(3)
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          1.20%     1.20%
 Distribution and/or Service
 (12b-1) Fee                              None     0.75%
 Other Expenses(5)                       0.58%     0.58%
   Total Fund Operating Expenses(5)      1.78%     2.53%
 --------------------------------------------------------




                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows:
                                  4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh
                                  year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.40% for Class A Shares and 0.40% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.60%; and Class B Shares,
                                  2.35%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                              EXPENSE EXAMPLE


                               1       3        5        10
                              YEAR   YEARS    YEARS    YEARS
 CLASS A SHARES               $721   $1,079   $1,461   $2,529
 CLASS B SHARES
 Assuming redemption          $756   $1,088   $1,545   $2,682
 Assuming no redemption       $256   $  788   $1,345   $2,682


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

 - $10,000 investment
 - 5% annual return
 - no changes in the Fund's operating expenses
 - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                               AMSOUTH INTERNATIONAL EQUITY FUND

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES




                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.


    PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Fund's
                                          investment sub-advisor determines to be value stocks at the time of purchase. Securities are considered value stocks
                                          primarily because a company's shares have a high book value in relation to their market value (a "book to market
                                          ratio"). In assessing value, the sub-advisor may consider
                                          additional factors such as price to cash flow or price to
                                          earnings ratios as well as economic conditions and
                                          developments in the issuer's industry. The criteria the
                                          sub-advisor uses for assessing value are subject to change from time to time.

                                          The sub-advisor believes that equity investing should
                                          involve a long-term view and a focus on asset class
                                          selection, not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. Generally, the sub-advisor structures a portfolio by: 1) starting with a universe of securities, 2) creating a sub-set of companies meeting the sub-advisor's investment guidelines, 3)
                                          excluding certain companies after analyzing various factors and 4) purchasing stocks so the portfolio is generally
                                          market capitalization weighted within countries.
                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.
                                          The Fund invests in the stocks of large companies in
                                          countries with developed markets. Under normal market
                                          conditions, the Fund invests in companies organized or
                                          having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S.
                                          countries, and no more than 40% of the Fund's assets are
                                          invested in such companies in any one country. The Fund
                                          seeks to invest in companies having at least $800 million of market capitalization, and to purchase securities on a
                                          market capitalization weighted basis within each applicable country. The sub-advisor may reset such floor from time to time to reflect changing market conditions. The sub-advisor, using its best judgment, will seek to set country weights
                                          based on the relative market capitalization of companies
                                          within each country. As a result, the weighting of certain countries in the Fund may vary from their weighting in
                                          international indices such as those published by FTSE
                                          International, Morgan Stanley Capital International or
                                          Salomon/Smith Barney.

                                          For a more complete description of the various securities in which a Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.


    PRINCIPAL INVESTMENT RISKS            MARKET RISK: The Fund's performance will be influenced by
                                          political, social and economic factors affecting companies in foreign countries. The securities of foreign issuers
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                          FOREIGN INVESTMENT RISK: Foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company information, political instability, and
                                          differing auditing and legal standards. As a result, you
                                          could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested. The Fund
                                          generally does not hedge foreign currency risk.
                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.


                                          The Fund may trade securities to implement its strategy,
                                          which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those
                                          trades).


                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                                    AMSOUTH INTERNATIONAL
                                                              EQUITY FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares over time to that of Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.



                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1) (%)
                                     [BAR GRAPH]


1998                                                                              9.48
99                                                                               26.77
00                                                                              -11.50
01                                                                              -24.31
2002                                                                            -14.95

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 28.63%.


The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.



                                                                               Best quarter:           18.79%    12/31/98
                                                                               Worst quarter:         -20.23%     9/30/02


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)




                                                     1         5      SINCE INCEPTION
                                                   YEAR      YEARS     (8/15/97)(3)
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -19.63%   -5.66%        -5.82%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -19.54%   -5.71%        -5.76%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -19.66%   -5.93%        -6.07%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            -12.05%   -4.43%        -4.54%
 EAFE INDEX                                       -15.66%   -2.61%        -4.26%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 8/15/97 to 12/13/98 of the DG International Equity Fund and from 12/14/98 to 3/12/00 of the ISG International Equity Fund, which were open-end investment companies that were the predecessor funds to the International Equity Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares were first offered on 8/15/97. Performance for the Class B Shares, which were first offered on 2/2/99, is based on the historical performance of the Fund's Class A Shares, including the predecessor funds', performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B distribution (12b-1) fees and the contingent deferred sales charge.

(3) The performance of the EAFE was calculated from 7/31/97.


The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                    AMSOUTH INTERNATIONAL
                                                              EQUITY FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the International Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.


                                               FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              5.50%(2)    None
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          1.25%     1.25%
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 Other Expenses(5)                       0.61%     0.61%
   Total Fund Operating Expenses(5)      1.86%     2.61%
 --------------------------------------------------------



                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows:
                                  4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh
                                  year. For all other Class B Shares held
                                  continuously, the CDSC declines over a
                                  six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.11% for Class A Shares and 0.11% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.36%; and Class B Shares,
                                  2.11%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                               EXPENSE EXAMPLE


                                                                                     1        3        5       10
                                                                                  YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $729   $1,103   $1,500   $2,610
                                                     CLASS B SHARES
                                                     Assuming redemption          $764   $1,111   $1,585   $2,762
                                                     Assuming no redemption       $264   $  811   $1,385   $2,762


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW


                          HYBRID FUNDS

                                          These Funds invest in a mixture of different types of
                                          securities such as stocks, bonds and money market
                                          instruments. While the Balanced Fund invests directly in
                                          securities, the Strategic Portfolios are "funds of funds"
                                          that invest substantially all of their assets in Class I
                                          Shares of other Funds of the AmSouth Funds ("Underlying
                                          Funds"), whose objectives, strategies, and risks are
                                          described herein.


    WHO MAY WANT TO INVEST                Consider investing in the Hybrid Funds if you are:
                                            - seeking the benefits of asset allocation and
                                              risk-reducing diversification
                                          Consider investing in the Strategic Portfolios if you are:
                                            - seeking investment professionals to select and maintain
                                          a portfolio of mutual funds for you
                                            - seeking to spread your investment among many different
                                          mutual funds that match your goals in one simple package
                                          These Funds may not be appropriate if you are:
                                            - pursuing a short-term goal or investing emergency
                                              reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to obtain long-term capital growth and
                                          produce a reasonable amount of current income through a
                                          moderately aggressive investment strategy.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in a broadly diversified portfolio of
                                          equity and debt securities consisting primarily of common
                                          stocks and bonds.

                                          The Fund normally invests between 45-75% of its assets in
                                          equity securities and at least 25% of its assets in fixed
                                          income securities. The portion of the Fund's assets invested in equity and debt securities will vary depending upon
                                          economic conditions, the general level of stock prices,
                                          interest rates and other factors, including the risks
                                          associated with each investment. The Fund's equity
                                          investments consist primarily of common stocks of companies that the Advisor believes are undervalued and have a
                                          favorable outlook or are reasonably priced with the
                                          potential to produce above-average earnings growth. The
                                          Fund's fixed-income investments consist primarily of
                                          "high-grade" bonds, notes and debentures. The average
                                          dollar-weighted maturity of the fixed-income portion of the
                                          Fund's portfolio will range from one to thirty years. The
                                          Fund invests in securities issued by: (i) the Government
                                          National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the U.S. government; and
                                          (ii) the Federal National Mortgage Association ("FNMA") and
                                          the Federal Home Loan Mortgage Corporation ("FHLMC") which are supported by the right of the issuer to borrow from the
                                          U.S. Treasury. The Fund also invests in U.S. Treasury
                                          obligations.


                                          In managing the equity portion of the Fund, the Advisor uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock
                                          purchase and sale decisions. The Advisor selects investments that he believes have basic investment value that will
                                          eventually be recognized by other investors. In addition,
                                          the Advisor may identify companies with a history of
                                          above-average growth or companies that are expected to enter periods of above-average growth or are positioned in
                                          emerging growth industries.

                                          In managing the fixed-income portion of the Fund's
                                          portfolio, the Advisor uses a "top down" investment
                                          management approach focusing on a security's maturity. The
                                          Advisor sets, and continually adjusts, a target for the
                                          interest rate sensitivity of the Fund based upon
                                          expectations about interest rates and other economic
                                          factors. The Advisor then selects individual securities
                                          whose maturities fit this target and which are deemed to be the best relative values.

                                          The Fund may also invest in certain other equity and debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 79 or consult the SAI.


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which the equity portion of this Fund
                                          focuses -- value and growth stocks -- will underperform
                                          other kinds of investments or market averages.
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Generally, an increase in the average
                                          maturity of the fixed-income portion of the Fund will make it more sensitive to interest rate risk.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.


                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) and the Lehman Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.




                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR CLASS A SHARES(1) (%)

                                   [BAR GRAPH]


1993                                                                             14.36
94                                                                               -0.39
95                                                                               23.51
96                                                                                9.72
97                                                                               20.84
98                                                                               13.12
99                                                                                1.33
00                                                                               10.18
01                                                                                4.61
2002                                                                             -6.86

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 7.99%.


The returns for Class B Shares will differ from the Class A Share returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:            9.21%     6/30/97
                                                                               Worst quarter:          -6.78%     9/30/02


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)



                                                     1         5         10
                                                   YEAR      YEARS     YEARS
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -11.99%    3.06%     8.06%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -11.98%    3.21%     7.74%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -13.12%    0.47%     5.46%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares             -7.13%    1.83%     5.74%
 S&P 500(R) INDEX                                 -22.09%   -0.58%     9.34%
 LEHMAN GOVERNMENT/CREDIT BOND INDEX               11.04%    7.62%     7.61%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 12/19/91. Performance for the Class B Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.


The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND


As an investor in the Balanced Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge. FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               5.50%(2)   None
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.80%     0.80%
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 Other Expenses(5)                       0.62%     0.62%
   Total Fund Operating Expenses(5)      1.42%     2.17%
 --------------------------------------------------------



                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.54% for Class A Shares and 0.54% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 1.34%; and Class B Shares,
                                  2.09%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                               EXPENSE EXAMPLE


                                                                                     1      3        5       10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $687   $975   $1,284   $2,158
                                                     CLASS B SHARES
                                                     Assuming redemption          $720   $979   $1,364   $2,313
                                                     Assuming no redemption       $220   $679   $1,164   $2,313


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              AGGRESSIVE GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor makes allocation decisions according to its
                                          outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation
                                          ranges (expressed as a percentage of the Fund's total
                                          assets) indicated below:

                                       UNDERLYING FUND                                              ALLOCATION RANGE

                                       Value Fund                                                        0%-20%
                                       Select Equity Fund                                                0%-15%
                                       Enhanced Market Fund                                              0%-25%
                                       Large Cap Fund                                                    0%-15%
                                       Capital Growth Fund                                               0%-20%
                                       Mid Cap Fund                                                      0%-15%
                                       Small Cap Fund                                                    0%-25%
                                       International Equity Fund                                         0%-15%
                                       Limited Term Bond Fund                                            0%-10%
                                       Prime Money Market Fund                                            0%-5%


                          The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.


                          For more information about the Fund, please see the Additional Investment Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated
                                          with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In
                                          addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without such
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   AGGRESSIVE GROWTH PORTFOLIO


The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.



                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR CLASS A SHARES(1) (%)

                                   [BAR GRAPH]


2000                                                                              1.50
01                                                                               -9.46
2002                                                                            -22.32

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 15.26%.

                                                                               Best quarter:            8.81%    12/31/01
                                                                               Worst quarter:         -19.18%     9/30/02


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)


                                                     1      SINCE INCEPTION
                                                   YEAR        (1/13/99)
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -26.59%       -5.81%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -26.74%       -5.91%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -26.59%       -6.93%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            -16.32%       -4.49%
 S&P 500(R) INDEX                                 -22.09%       -6.94%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/13/99 to 3/12/00 of the ISG Aggressive Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Aggressive Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 1/13/99 and 1/27/99, respectively.
The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              AGGRESSIVE GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                               FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.20%     0.20%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.89%     0.88%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.09%     1.83%
 --------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement(6)                       -0.10%    -0.10%
 --------------------------------------------------------
   Net Expense(6)                        0.99%     1.73%
 --------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.


(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.46% for Class A Shares and 0.45% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.66%; and Class B Shares, 1.40%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers ("NASD") rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              AGGRESSIVE GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                                     AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE
                                                 GROWTH PORTFOLIO


                                                     CLASS A SHARES*                                               2.40%

                                                     CLASS B SHARES*                                               3.14%

* Certain expenses for each of the Underlying Funds are limited by the Adviser. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolio: Aggressive Growth Portfolio, total expenses for each class are: Class A Shares, 1.74% and Class B Shares, 2.48%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.


                                              EXPENSE EXAMPLE

                                                                                            1         3         5         10
                                                                                         YEAR     YEARS     YEARS      YEARS
                                                     CLASS A SHARES                      $780    $1,257    $1,760     $3,136

                                                     CLASS B SHARES
                                                     Assuming redemption                 $817    $1,269    $1,845     $3,278
                                                     Assuming no redemption              $317    $  969    $1,645     $3,278

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     - $10,000 investment
     - 5% annual return
     - no changes in the Fund's
       operating expenses
     - redemption at the end of
       each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor makes allocation decisions according to its
                                          outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation
                                          ranges (expressed as a percentage of the Fund's total
                                          assets) indicated below:


                                       UNDERLYING FUND                                              ALLOCATION RANGE
                                       Value Fund                                                        0%-15%
                                       Select Equity Fund                                                0%-15%
                                       Enhanced Market Fund                                              0%-20%
                                       Large Cap Fund                                                    0%-15%
                                       Capital Growth Fund                                               0%-15%
                                       Mid Cap Fund                                                      0%-15%
                                       Small Cap Fund                                                    0%-15%
                                       International Equity Fund                                         0%-15%
                                       Government Income Fund                                            0%-15%
                                       Bond Fund                                                         0%-15%
                                       Limited Term Bond Fund                                            0%-15%
                                       Prime Money Market Fund                                            0%-5%

                          The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.


                          For more information about the Fund, please see the Additional Investment Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated
                                          with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In
                                          addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without such
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.

                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                              GROWTH PORTFOLIO

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR CLASS A SHARES(2) (%)

                                   [BAR GRAPH]


2000                                                                              0.59
01                                                                               -5.77
2002                                                                            -13.63

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 11.94%.

                                                                               Best quarter:            6.88%    12/31/02
                                                                               Worst quarter:         -12.73%     9/30/02


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)



                                                     1      SINCE INCEPTION
                                                   YEAR        (2/11/99)
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -18.38%       -4.33%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -18.56%       -4.01%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -18.69%       -5.57%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            -11.27%       -3.73%
 S&P 500(R) INDEX                                 -22.09%       -7.77%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 2/1/99 to 3/12/00 of the ISG Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 2/11/99 and 2/15/99, respectively.




The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                                         GROWTH PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                               FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)     SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES
 Management Fee                          0.20%     0.20%
 --------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                              None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.86%     0.86%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.06%     1.81%
 --------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement(6)                       -0.10%    -0.10%
 --------------------------------------------------------
   Net Expenses(6)                       0.96%     1.71%
 --------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.


(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.41% for Class A Shares and 0.41% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.61%; and Class B Shares, 1.36%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.


In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                          AMSOUTH STRATEGIC PORTFOLIOS:
                                GROWTH PORTFOLIO
        DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                                  AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO


                                                     CLASS A SHARES*                                               2.34%


                                                     CLASS B SHARES*                                               3.09%

* Certain expenses for each of the Underlying Funds are limited by the Adviser. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolio: Growth Portfolio, total expenses for each class are: Class A Shares, 1.64% and Class B Shares, 2.39%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

        - $10,000 investment
        - 5% annual return
        - no changes in the Fund's  operating  expenses
        - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.


                                                 EXPENSE EXAMPLE

                                                                                            1         3         5         10
                                                                                         YEAR     YEARS     YEARS      YEARS
                                                     CLASS A SHARES                      $774    $1,240    $1,732     $3,079
                                                     CLASS B SHARES
                                                     Assuming redemption                 $812    $1,254    $1,820     $3,228
                                                     Assuming no redemption              $312    $  954    $1,620     $3,228

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth and a moderate level of current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.

                                          Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation
                                          ranges (expressed as a percentage of the Fund's total
                                          assets) indicated below:

                                       UNDERLYING FUND                                              ALLOCATION RANGE
                                       Value Fund                                                        0%-15%
                                       Select Equity Fund                                                0%-10%
                                       Enhanced Market Fund                                              0%-15%
                                       Large Cap Fund                                                    0%-10%
                                       Capital Growth Fund                                               0%-15%
                                       Mid Cap Fund                                                      0%-10%
                                       Small Cap Fund                                                    0%-10%
                                       International Equity Fund                                         0%-10%
                                       Government Income Fund                                            0%-20%
                                       Bond Fund                                                         0%-20%
                                       Limited Term Bond Fund                                            0%-20%
                                       Prime Money Market Fund                                            0%-5%


                          The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.


                          For more information about the Fund, please see the Additional Investment Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated
                                          with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In
                                          addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without such
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.

                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                          The Fund also invests in Underlying Funds that invest
                                          primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the
                                          potential for a decline in bond prices due to rising
                                          interest rates. Credit risk is the possibility that the
                                          issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)
                        [PERFORMANCE BAR CHART AND TABLE]

2000                                                                             4.21
----                                                                             ----

01                                                                               -2.29
2002                                                                             -8.54

                                     The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 9.87%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                                                               Best quarter:           5.69%    12/31/02
                                                                               Worst quarter:         -8.83%     9/30/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2002)(1)




                                                     1      SINCE INCEPTION
                                                   YEAR        (1/27/99)
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -13.59%       -2.00%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -13.67%       -1.51%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -14.24%       -3.34%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares             -8.33%       -1.96%
 S&P 500(R) INDEX                                 -22.09%       -7.18%
 MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX   10.95%        7.20%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/27/99 to 3/12/00 of the ISG Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth and Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 3/8/99 and 1/27/99, respectively.




The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                               FEES AND EXPENSES


 SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B
 (EXPENSES PAID BY YOU DIRECTLY)(1)     SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

 ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B
 (FEES PAID FROM FUND ASSETS)           SHARES    SHARES
 Management Fee                          0.20%     0.20%
 --------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                              None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.66%     0.66%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      0.86%     1.61%
 --------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement(6)                       -0.10%    -0.10%
 --------------------------------------------------------
   Net Expenses(6)                       0.76%     1.51%
 --------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.


(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.42% for Class A Shares and 0.42% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.62% and Class B Shares, 1.37%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.


In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
                                              GROWTH AND INCOME PORTFOLIO
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES




                                     AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND
                                                 INCOME PORTFOLIO


                                                     CLASS A SHARES*                                               2.11%


                                                     CLASS B SHARES*                                               2.86%

* Certain expenses for each of the Underlying Funds are limited by the Adviser. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolio: Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.61% and Class B Shares, 2.36%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment
    - 5% annual return
    - no changes in the Fund's
      operating expenses
    - redemption at the end of
      each period

Because actual returns and operating expenses will be different, this example is for comparison only. EXPENSE EXAMPLE


                                                                                           1        3        5        10
                                                                                        YEAR    YEARS    YEARS     YEARS
                                                     CLASS A SHARES                     $752   $1,175   $1,622    $2,857


                                                     CLASS B SHARES
                                                     Assuming redemption                $789   $1,186   $1,708    $3,008
                                                     Assuming no redemption             $289   $  886   $1,508    $3,008

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
   OBJECTIVES, RISK/RETURN AND EXPENSES        MODERATE GROWTH AND INCOME
   PORTFOLIO


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income and a moderate level of capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation
                                          ranges (expressed as a percentage of the Fund's total
                                          assets) indicated below:

                                       UNDERLYING FUND                                              ALLOCATION RANGE
                                       Value Fund                                                        0%-15%
                                       Select Equity Fund                                                0%-10%
                                       Enhanced Market Fund                                              0%-15%
                                       Large Cap Fund                                                    0%-10%
                                       Capital Growth Fund                                               0%-15%
                                       Mid Cap Fund                                                      0%-10%
                                       Small Cap Fund                                                    0%-10%
                                       International Equity Fund                                         0%-10%
                                       Government Income Fund                                            0%-25%
                                       Bond Fund                                                         0%-25%
                                       Limited Term Bond Fund                                            0%-25%
                                       Prime Money Market Fund                                            0%-5%


                          The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated
                                          with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In
                                          addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without such
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.


                                          The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest
                                          rate and credit risk. Interest rate risk is the potential
                                          for a decline in bond prices due to rising interest rates.
                                          Credit risk is the possibility that the issuer of a fixed
                                          income security will fail to make timely payments of
                                          interest or principal, or that the security will have its
                                          credit rating downgraded.

                                          The Fund also invests in Underlying Funds that invest
                                          primarily in equity securities. Stocks and other equity
                                          securities fluctuate in price, often based on factors
                                          unrelated to the issuers' value, and such fluctuations can be pronounced.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1) (%)
                                     [BAR GRAPH]


2000                                                                              5.84
01                                                                                1.24
2002                                                                             -6.21

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 8.27%.


The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:            5.50%    12/31/02
                                                                               Worst quarter:          -6.80%     9/30/02



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)



                                                     1      SINCE INCEPTION
                                                   YEAR        (1/28/99)
 CLASS A SHARES(2) Return Before Taxes
 (with 5.50% sales charge)                        -11.40%       -0.47%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          -11.38%       -0.71%
 CLASS A SHARES Return After Taxes on
 Distributions                                    -12.27%       -1.89%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares             -6.93%       -0.87%
 S&P 500(R) INDEX                                 -22.09%       -7.61%
 MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX   10.95%        7.16%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/28/99 to 3/12/00 of the ISG Moderate Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Stragetic Portfolios: Moderate Growth and Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 2/9/99 and 1/28/99, respectively.




The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge
 (Load) on Purchases                     5.50%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                            None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.20%     0.20%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.87%     0.87%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.07%     1.82%
 --------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement(6)                       -0.10%    -0.10%
 --------------------------------------------------------
   Net Expense(6)                        0.97%     1.72%
 --------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.


(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.44% for Class A Shares and 0.45% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.64%; and Class B Shares, 1.40%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
                                     MODERATE GROWTH AND INCOME PORTFOLIO
   OBJECTIVES, RISK/RETURN AND EXPENSES




                                  AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH
                                               AND INCOME PORTFOLIO



                                                     CLASS A SHARES*                                               2.29%


                                                     CLASS B SHARES*                                               3.04%


* Certain expenses for each of the Underlying Funds are limited by the Adviser. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolio: Moderate Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.60% and Class B Shares, 2.36%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:


    - $10,000 investment
    - 5% annual return
    - no changes in the Fund's
      operating expenses
    - redemption at the end of
      each period



                                              EXPENSE EXAMPLE


                                                                                         1       3        5        10
                                                                                        YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $769   $1,226   $1,708   $3,031


                                                     CLASS B SHARES
                                                     Assuming redemption                $807   $1,239   $1,796   $3,181
                                                     Assuming no redemption             $307   $  939   $1,596   $3,181


Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                 OVERVIEW
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSE


                          BOND FUNDS

    TAXABLE FUNDS                         The Bond Fund, the Government Income Fund, and the Limited
                                          Term Bond Fund seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate bank and commercial obligations.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - looking to add a monthly income component to your
                                              portfolio
                                            - willing to accept the risks of price and dividend
                                              fluctuations
                                          These Funds may not be appropriate if you are:
                                            - investing emergency reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value
    TAX-FREE FUNDS                        The Municipal Bond Fund, the Florida Tax-Exempt Fund, and
                                          the Tennessee Tax-Exempt Fund seek tax-exempt income and
                                          invest primarily in municipal securities that are exempt
                                          from federal income tax and, in the case of the Florida
                                          Tax-Exempt Fund, Florida intangible tax and, in the case of the Tennessee Tax-Exempt Fund, Tennessee personal income
                                          tax.


    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - looking to reduce federal income or Florida intangible
                                              or Tennessee personal income taxes
                                            - seeking monthly federal tax-exempt dividends
                                            - willing to accept the risks of price and dividend
                                              fluctuations


                                          These Funds may not be appropriate if you are:
                                            - investing through a tax-exempt retirement plan
                                            - uncomfortable with an investment that will fluctuate in
                                              value

                                                       AMSOUTH GOVERNMENT
                                                              INCOME FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.


    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. These investments are principally
                                          mortgage-related securities, U.S. Treasury obligations and
                                          U.S. government agency obligations. The Fund invests in
                                          securities issued by: (i) GNMA, which are supported by the full faith and credit of the U.S. government; (ii) FNMA,
                                          FHLMC, the Student Loan Marketing Association ("SLMA") and
                                          the Federal Home Loan Banks ("FHLBs"), which are supported by the right of the issuer to borrow from the U.S. Treasury;
                                          (iii) the Federal Farm Credit Banks ("FFCBs") and the
                                          Tennessee Valley Authority ("TVA"), which are supported only by the credit of the issuer; and (iv) the Private Export
                                          Funding Corporation ("PEFCO") which may be guaranteed by the
                                          Export-Import Bank of the U.S. ("Exim Bank"), an agency of the U.S.

                                          In managing the Fund's portfolio, the Advisor uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The Advisor sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates. The
                                          Advisor then selects individual securities whose maturities fit this target and which the Advisor believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are
                                          backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S.
                                          government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the
                                          issuing agency, instrumentality or corporation, or by the
                                          U.S. in some other way.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.
                                          PREPAYMENT RISK: If a significant number of mortgages
                                          underlying a mortgage backed security are refinanced, the
                                          security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                                       AMSOUTH GOVERNMENT
                                                              INCOME FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR CLASS A SHARES(1) (%)
                                   [BAR GRAPH]

1994                                                           -0.37
95                                                             14.38
96                                                              4.07
97                                                              9.35
98                                                              7.14
99                                                              0.63
00                                                             10.67
01                                                              7.01
2002                                                            8.70


                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 1.52%.


The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:           4.54%    6/30/95
                                                                               Worst quarter:         -1.43%    3/31/94


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)



                                                     1         5      SINCE INCEPTION
                                                   YEAR      YEARS       (10/1/93)
 CLASS A SHARES(2) Return Before Taxes
 (with 4.00% sales charge)                         4.36%     5.91%         6.09%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                           2.79%     5.54%         5.58%
 CLASS A SHARES Return After Taxes on
 Distributions                                     2.14%     3.61%         3.63%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares             2.89%     3.58%         3.61%
 LEHMAN MORTGAGE INDEX                             8.75%     7.34%         7.46%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 10/1/93. Performance for the Class B Shares, which were first offered on 3/13/00, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.




The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                       AMSOUTH GOVERNMENT
                                                              INCOME FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the Government Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.


                                FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               4.00%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.58%     0.58%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.23%     1.98%
 --------------------------------------------------------




(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.


(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.36% for Class A Shares and 0.36% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.01% and Class B Shares, 1.76%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


EXPENSE EXAMPLE


                                                                                     1      3        5       10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $520   $775   $1,049   $1,829
                                                     CLASS B SHARES
                                                     Assuming redemption          $701   $921   $1,268   $2,113
                                                     Assuming no redemption       $201   $621   $1,068   $2,113


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

 - $10,000 investment
 - 5% annual return
 - no changes in the Fund's
   operating expenses
 - redemption at the end of each
   period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                          AMSOUTH LIMITED
                                                           TERM BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.


    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in short-term fixed income
                                          securities with maturities of five years or less,
                                          principally corporate bonds and securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund invests in securities issued by
                                          GNMA, which are supported by the full faith and credit of
                                          the U.S. government, and securities issued by FNMA, FHLMC
                                          and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in debt securities only if they are highgrade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization
                                          ("NRSRO"), or are determined by the Advisor to be of
                                          comparable quality).
                                          In managing the Fund's portfolio, the Advisor uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The Advisor sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates and other economic factors. The Advisor then selects individual
                                          securities whose maturities fit this target and which the
                                          Advisor believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.


                                          Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are
                                          backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S.
                                          government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the
                                          issuing agency, instrumentality or corporation, or by the
                                          U.S. in some other way.


                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                                          AMSOUTH LIMITED
                                                           TERM BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR CLASS A SHARES(1) (%)

                                    BAR GRAPH


1993                                                                              7.16
94                                                                               -1.80
95                                                                               12.72
96                                                                                3.69
97                                                                                6.80
98                                                                                7.13
99                                                                                1.36
00                                                                                8.22
01                                                                                7.93
2002                                                                              6.49

                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/03 to 9/30/03
                                            was 2.16%.


The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:           4.02%     6/30/95
                                                                               Worst quarter:         -1.41%     3/31/94



AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)





                                                    1       5      10
                                                  YEAR    YEARS   YEARS
 CLASS A SHARES(2) Return Before Taxes
 (with 4.00% sales charge)                        2.23%   5.34%   5.47%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                          0.80%   5.02%   4.95%
 CLASS A SHARES Return After Taxes on
 Distributions                                    0.47%   3.14%   3.19%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares            1.33%   3.15%   3.20%
 MERRILL LYNCH 1-5 YEAR GOVERNMENT/
 CORPORATE BOND INDEX                             7.91%   7.10%   6.63%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 2/1/89. Performance for the Class B Shares, which were first offered on 1/21/99, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.


The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                          AMSOUTH LIMITED
                                                           TERM BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the Limited Term Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                               FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              4.00%(2)    None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.57%     0.57%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.22%     1.97%
 --------------------------------------------------------


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows:
                                  4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh
                                  year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.33% for Class A Shares and 0.33% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 0.98%; and Class B Shares,
                                  1.73%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                              EXPENSE EXAMPLE


                                                                                     1      3        5       10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $519   $772   $1,044   $1,818
                                                     CLASS B SHARES
                                                     Assuming redemption          $700   $918   $1,262   $2,102
                                                     Assuming no redemption       $200   $618   $1,062   $2,102


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

 - $10,000 investment
 - 5% annual return
 - no changes in the Fund's
   operating expenses
 - redemption at the end of each
   period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                        AMSOUTH BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.


    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in bonds and other fixed income securities. These investments include primarily U.S.
                                          corporate bonds and debentures and notes or bonds issued or guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund invests in securities issued by
                                          GNMA, which are supported by the full faith and credit of
                                          the U.S. government, and securities issued by FNMA, FHLMC
                                          and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in debt securities only if they are high-grade (rated at time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the Advisor to be of comparable quality). In addition, the Fund also invests in zero-coupon obligations which are securities which do not provide
                                          current income but represent ownership of future interest
                                          and principal payments on U.S. Treasury bonds.


                                          The Fund may purchase fixed income securities of any
                                          maturity and there is no limit on the Fund's average
                                          maturity. The Fund's fixed income strategy focuses on
                                          managing the Fund's portfolio, to produce a total return
                                          that will exceed the Lehman Brothers Government/Credit Index while maintaining a risk profile similar to that of the
                                          index.
                                          The Advisor's fixed income portfolio management process
                                          focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection;
                                          the Advisor's goal is to add value in each of these four
                                          areas through the active management of the Fund's portfolio.
                                          Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current
                                          business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield
                                          curve and yield spreads among bond market sectors leads to further refinements in strategy. Using securities selected from the U.S. Treasury, Federal Agency, mortgage backed and investment grade credit sectors, the Fund's portfolio is
                                          constructed and managed to produce returns that exceed the
                                          Fund's benchmark index over a full market cycle.
                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.


                                          Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are
                                          backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S.
                                          government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the
                                          issuing agency, instrumentality or corporation, or by the
                                          U.S. in some other ways.


                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                             AMSOUTH BOND FUND

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR CLASS A SHARES(1) (%)

                                   [BAR GRAPH]


1993                                                                              9.88
94                                                                               -3.23
95                                                                               18.41
96                                                                                2.56
97                                                                                9.27
98                                                                                9.19
99                                                                               -2.56
00                                                                               12.06
01                                                                                7.40
2002                                                                             10.66

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 2.86%.


The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:           6.53%     6/30/95
                                                                               Worst quarter:         -2.39%     3/31/94


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)




                                                    1         5        10
                                                   YEAR     YEARS     YEARS
 CLASS A SHARES Return Before Taxes
 (with 4.00% sales charge)                         6.26%    6.34%     6.74%
 CLASS B SHARES Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)(2)                                        4.95%    6.05%     6.35%
 CLASS A SHARES Return After Taxes on
 Distributions                                     4.03%    4.01%     4.20%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares             4.04%    3.94%     4.12%
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX     11.04%    7.62%     7.61%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 12/1/88. Performance for the Class B Shares, which were first offered on 9/16/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.


The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                             AMSOUTH BOND FUND

As an investor in the Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              4.00%(2)    None
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 Other Expenses(5)                       0.57%     0.57%
   Total Fund Operating Expenses(5)      1.22%     1.97%
 --------------------------------------------------------


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows:
                                  4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh
                                  year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.34% for Class A Shares and 0.34% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 0.99%; and Class B Shares,
                                  1.74%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                              EXPENSE EXAMPLE


                                                                                     1      3         5       10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $519   $772    $1,044   $1,818
                                                     CLASS B SHARES
                                                     Assuming redemption          $700   $918    $1,262   $2,102
                                                     Assuming no redemption       $200   $618    $1,062   $2,102


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment
    - 5% annual return
    - no changes in the Fund's
      operating expenses
    - redemption at the end of
      each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                        AMSOUTH MUNICIPAL
                                                                BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce as high a level of current federal tax-exempt income as is consistent with the preservation of capital.


    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in municipal securities that
                                          provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal
                                          alternative minimum tax. Municipal securities are debt
                                          obligations, such as bonds and notes, issued by states,
                                          territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities.
                                          Additionally, the Fund concentrates its investments in
                                          municipal securities issued by the State of Alabama and its political subdivisions. The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality).


                                          The Fund may purchase securities of any maturity. In
                                          managing the Fund's portfolio, the Advisor uses a "top down"
                                          investment management approach focusing on a security's
                                          maturity. The Advisor sets, and continually adjusts, a
                                          target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic
                                          factors. The Advisor then selects individual securities
                                          whose maturities fit this target, have a certain level of
                                          credit quality, and that the Advisor believes are the best relative values.

                                          The Fund may invest in certain other debt securities in
                                          addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          CONCENTRATION RISK: By concentrating its investments in
                                          securities issued by Alabama and its municipalities, the
                                          Fund will be more vulnerable to unfavorable developments in
                                          Alabama than funds that are more geographically diversified.
                                          Additionally, because of the relatively small number of
                                          issuers of Alabama municipal securities, the Fund is likely to invest in a limited number of issuers.


                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.


                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                                        AMSOUTH MUNICIPAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES  BOND
   FUND

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                        12/31 FOR CLASS A SHARES(1,2) (%)
                                   [BAR GRAPH]


1993                                                                              7.56
94                                                                               -2.61
95                                                                               10.36
96                                                                                3.48
97                                                                                6.18
98                                                                                5.42
99                                                                               -1.67
00                                                                                8.82
01                                                                                4.50
2002                                                                              8.63


                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 2.89%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:           3.79%     9/30/02
                                                                               Worst quarter:         -3.51%     3/31/94


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1,2)




                                                    1        5      10
                                                   YEAR    YEARS   YEARS
 CLASS A SHARES(2) Return Before Taxes
 (with 4.00% sales charge)                         4.28%   4.22%   4.56%
 CLASS B SHARES(3) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                           2.82%   3.89%   4.05%
 CLASS A SHARES Return After Taxes on
 Distributions                                     4.21%   4.14%   4.51%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares             4.11%   4.13%   4.18%
 MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX     10.48%   6.24%   6.33%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) The Fund commenced operations on 7/1/97, through a transfer of assets from certain collective trust fund ("commingled") accounts advised by AmSouth Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 7/1/97, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 7/1/97.

(3) Performance for the Class B Shares, which were first offered on 2/3/99, is based on the historical performance of the Fund's Class A Shares, including the commingled accounts' performance (without sales charge) prior to that date. The commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.


The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                        AMSOUTH MUNICIPAL
                                                                BOND FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the Municipal Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                               4.00%(2)   None
 --------------------------------------------------------
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 --------------------------------------------------------
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 --------------------------------------------------------
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 --------------------------------------------------------
 Other Expenses(5)                       0.56%     0.56%
 --------------------------------------------------------
   Total Fund Operating Expenses(5)      1.21%     1.96%
 --------------------------------------------------------


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customers
                                  account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                  (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows:
                                  4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh
                                  year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.


                                  (4) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                  (5) Other expenses are being limited to 0.24% for Class A Shares and 0.24% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are:
                                  Class A Shares, 0.89%; and Class B Shares,
                                  1.64%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                              EXPENSE EXAMPLE


                                                                                   1      3        5        10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $518   $769    $1,038   $1,807
                                                     CLASS B SHARES
                                                     Assuming redemption          $699   $915    $1,257   $2,091
                                                     Assuming no redemption       $199   $615    $1,057   $2,091


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

 - $10,000 investment
 - 5% annual return
 - no changes in the Fund's operating expenses
 - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                          AMSOUTH FLORIDA
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce as high a level of current
                                          interest income exempt from federal income tax and Florida intangibles tax as is consistent with the preservation of
                                          capital.


    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in municipal securities of the
                                          State of Florida and its political subdivisions that provide income exempt from federal income tax and Florida intangible personal property tax. The Fund invests in Florida municipal securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by an
                                          NRSRO or determined by the Advisor to be of comparable
                                          quality). The Fund may purchase securities of any maturity.


                                          In managing the Fund's portfolio, the Advisor uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The Advisor sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The Advisor then selects securities consistent
                                          with this target based on their individual characteristics.
                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                                          The Fund may invest in certain other debt securities in
                                          addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.


                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.


                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Florida and its municipalities, the
                                          Fund will be more vulnerable to unfavorable developments in
                                          Florida than funds that are more geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.


                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                                          AMSOUTH FLORIDA
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR CLASS A SHARES(1) (%)

                                     [BAR GRAPH]


1995                                                                             11.04
96                                                                                3.60
97                                                                                6.54
98                                                                                5.44
99                                                                               -1.33
00                                                                                8.36
01                                                                                4.47
2002                                                                              8.43

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 2.75%.


The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                                                                               Best quarter:           4.40%    3/31/95
                                                                               Worst quarter:         -1.85%    6/30/99


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)





                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS       (9/30/94)
 CLASS A SHARES(2) Return Before Taxes
 (with 4.00% sales charge)                         4.05%    4.15%         4.92%
 CLASS B SHARES(2) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                           2.64%    3.80%         4.50%
 CLASS A SHARES Return After Taxes on
 Distributions                                     4.04%    4.11%         4.87%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares             3.84%    4.07%         4.75%
 MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX     10.48%    6.24%         6.77%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 9/30/94. Performance for the Class B Shares, which were first offered on 3/16/99, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.




The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                          AMSOUTH FLORIDA
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the Florida Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES
 Maximum Sales Charge (Load) on
 Purchases                              4.00%(2)    None
 Maximum Deferred Sales Charge (Load)     None    5.00%(3)
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES
 Management Fee                          0.65%     0.65%
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 Other Expenses(5)                       0.60%     0.60%
   Total Fund Operating Expenses(5)      1.25%     2.00%
 --------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customers a ccount fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares and Class B Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.19% for Class A Shares and 0.19% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.84%; and Class B Shares, 1.59%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                 EXPENSE EXAMPLE

                                       1        3         5       10
                                      YEAR   YEARS    YEARS    YEARS
      CLASS A SHARES                  $522   $781    $1,059   $1,851
      CLASS B SHARES
      Assuming redemption             $703   $927    $1,278   $2,134
      Assuming no redemption          $203   $627    $1,078   $2,134


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment
    - 5% annual return
    - no changes in the Fund's
      operating expenses
    - redemption at the end of
      each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                        AMSOUTH TENNESSEE
                                                          TAX-EXEMPT FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities, and corporations that provide income exempt from federal income and Tennessee
                                          personal income taxes.

                                          The average dollar-weighted credit rating of the municipal obligations held by the Fund will be A-. To further limit
                                          credit risk, the Fund invests only in investment grade
                                          municipal obligations or the unrated equivalent as
                                          determined by the Advisor. The Fund invests in Tennessee
                                          municipal securities only if they are high-grade (rated at the time of purchase in one of the four highest rating
                                          categories by an NRSRO or determined by the Advisor to be of comparable quality. The Advisor evaluates municipal
                                          obligations based on credit quality and financial outlook.
                                          Although the Fund concentrates its assets in Tennessee
                                          municipal obligations, the Advisor strives to diversify the portfolio across sectors and issuers within Tennessee. The
                                          Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may
                                          purchase securities of any maturity.

                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Tennessee and its municipalities, the
                                          Fund will be more vulnerable to unfavorable developments in
                                          Tennessee than funds that are more geographically
                                          diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                                        AMSOUTH TENNESSEE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                                                 TAX-EXEMPT FUND

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Both the bar chart and the table assume the reinvestment of dividends and distributions. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                        12/31 FOR CLASS A SHARES(1,2)(%)
                                   [BAR GRAPH]

                          1993                          10.25
                          1994                          -8.57
                          1995                          13.40
                          1996                           1.39
                          1997                           7.13
                          1998                           4.26
                          1999                          -3.07
                          2000                           8.65
                          2001                           3.4
                          2002                           8.43

                                      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 2.43%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

        Best quarter:           5.91%     3/31/95
        Worst quarter:         -8.12%     3/31/94


                          AVERAGE ANNUAL TOTAL RETURNS
                 (for the periods ending December 31, 2002)(1,2)

                                                    1         5        10
                                                   YEAR     YEARS     YEARS

 CLASS A SHARES(2) Return Before Taxes
 (with 4.00% sales charge)                         4.05%    3.41%     3.91%
 CLASS B SHARES(2,3) Return Before Taxes
 (with applicable Contingent Deferred Sales
 Charge)                                           2.63%    3.24%     3.45%
 CLASS A SHARES Return After Taxes on
 Distributions                                     4.05%    3.37%     3.89%
 CLASS A SHARES Return After Taxes on
 Distributions and Sale of Fund Shares             3.62%    3.36%     3.79%
 MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX     10.48%    6.24%     6.33%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 3/28/94 to 3/12/00 of the ISG Tennessee Tax Exempt Fund, an open-end investment company that was the predecessor fund to the AmSouth Tennessee Tax-Exempt Fund. The ISG Tennessee Tax-Exempt Fund, commenced operations on 3/28/94, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the predecessor fund commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 3/28/94.

(3) Performance for the Class B Shares, which were first offered on 2/24/98, is based on the historical performance of the Fund's Class A Shares, including the predecessor fund's and commingled accounts' performance (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                        AMSOUTH TENNESSEE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                                                 TAX-EXEMPT FUND

As an investor in the Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

   CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)     SHARES    SHARES

 Maximum Sales Charge
 (Load) on Purchases                     4.00%(2)   None
 Maximum Deferred Sales Charge (Load)     None     5.00%(3)
 Redemption Fee(4)                       2.00%     2.00%

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES

 Management Fee                          0.65%     0.65%
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 Other Expenses(5)                       0.69%     0.69%
   Total Fund Operating Expenses(5)      1.34%     2.09%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.42% for Class A Shares and 0.42% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.07%; and Class B Shares, 1.82%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                         EXPENSE EXAMPLE

                               1      3       5        10
                              YEAR   YEARS  YEARS    YEARS
 CLASS A SHARES               $531   $808   $1,105   $1,948
 CLASS B SHARES
 Assuming redemption          $712   $955   $1,324   $2,229
 Assuming no redemption       $212   $655   $1,124   $2,229

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                 OVERVIEW
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:

                                            - seeking preservation of capital
                                            - investing short-term reserves
                                            - willing to accept lower potential returns in exchange
                                              for a higher degree of safety
                                            - in the case of the Tax-Exempt Money Market Fund, seeking federal tax-exempt income

                                          These Funds may not be appropriate if you are:

                                            - seeking high total return
                                            - pursuing a long-term goal or investing for retirement

                                                            AMSOUTH PRIME
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests only in U.S. dollar-denominated,
                                          "high-quality" short-term debt securities, including the
                                          following:

                                            - Obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
                                            - Certificates of deposit, time deposits, bankers'
                                              acceptances and other short-term securities issued by
                                              domestic or foreign banks or their subsidiaries or
                                              branches
                                            - Domestic and foreign commercial paper and other
                                              short-term corporate debt obligations, including those
                                              with floating or variable rates of interest
                                            - Obligations issued or guaranteed by one or more foreign
                                              governments or their agencies or instrumentalities,
                                              including obligations of supranational entities
                                            - Asset-backed securities
                                            - Repurchase agreements collateralized by the types of
                                              securities listed above

                                          The Fund invests in securities issued by: (i) FNMA, FHLMC,
                                          SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury, and (ii) FFCBs and the TVA, which are supported only by the credit of the
                                          issuer. The Fund also invests in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating
                                          categories by an NRSRO or, if unrated, determined by its
                                          Advisor to be of comparable quality.

                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two NRSROs (for example, commercial
                                          paper rated "A-1' by S&P and "P-1" by Moody's Investors
                                          Service, Inc. ("Moody's") or one NRSRO if only rated by one
                                          NRSRO or (ii) if unrated, are determined by the Advisor to be of comparable quality.

                                          When selecting securities for the Fund's portfolio, the
                                          Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income. The Advisor generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the Advisor believes to be the best relative values.

                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are
                                          backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S.
                                          government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the
                                          issuing agency, instrumentality or corporation, or by the
                                          U.S. in some other way.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the federal deposit insurance
                                          corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                            AMSOUTH PRIME
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                        12/31 FOR CLASS A SHARES(1,2) (%)
                                   [BAR CHART]

                      1993                     2.61
                      1994                     3.72
                      1995                     5.50
                      1996                     4.84
                      1997                     4.98
                      1998                     4.88
                      1999                     4.49
                      2000                     5.73
                      2001                     3.46
                      2002                     0.98

                                      The Fund's total return from 1/1/03 to
                                      9/30/03 was 0.32%.


The returns for Class B Shares will differ from the Class A Shares' returns shown on the bar chart because of differences in the expenses of each class. The table below assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


                     Best quarter:           1.48%    12/31/00
                     Worst quarter:          0.20%    12/31/02



AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)


                                                    1         5         10
                                                   YEAR     YEARS     YEARS

 CLASS A SHARES(2)                                0.98%     3.89%     4.11%
 CLASS B SHARES(3)
 (with applicable Contingent Deferred Sales
 Charge)                                          0.30%       N/A       N/A



(1) Both charts assume reinvestment of dividends.

(2) Performance for the Class A Shares, which were first offered on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

(3) Class B Shares were first offered on 6/15/98.

As of December 31, 2002, the Fund's 7-day yield for Class A Shares and Class B Shares was 0.64% and 0.38%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.48% for Class A Shares and -0.29% for Class B Shares, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                            AMSOUTH PRIME
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A   CLASS B
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES    SHARES

 Maximum Sales Charge (Load) on
 Purchases                                None      None
 Maximum Deferred Sales Charge (Load)     None    5.00%(2)
 Redemption Fee(3)                        None      None

    ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B
     (FEES PAID FROM FUND ASSETS)       SHARES    SHARES

 Management Fee                          0.40%     0.40%
 Distribution and/or Service (12b-1)
 Fee                                      None     0.75%
 Other Expenses(4)                       0.57%     0.57%
   Total Fund Operating Expenses(4)      0.97%     1.72%




(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) For former Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(3) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


(4) Other expenses are being limited to 0.40% for Class A Shares and 0.03% for Class B Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.80% and for Class B Shares are 1.18%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


EXPENSE EXAMPLE

                                1      3        5        10
                              YEAR   YEARS   YEARS    YEARS
 CLASS A SHARES               $ 99   $309    $  536   $1,190
 CLASS B SHARES
 Assuming redemption          $675   $842    $1,133   $1,831
 Assuming no redemption       $175   $542    $  933   $1,831


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each period

  - no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                 AMSOUTH TREASURY RESERVE
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of
                                          capital and the maintenance of liquidity.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in U.S. Treasury Securities and repurchase agreements in respect thereof. The Fund may
                                          invest up to 20% of its assets in other securities
                                          guaranteed as to payment of principal and interest by the
                                          U.S. government and repurchase agreements in respect
                                          thereof.

                                          The interest income from the Fund's investment in direct
                                          obligations of the United States is exempt from state and
                                          local, but not federal, income taxes. Dividends attributable to income from repurchase agreements are subject to federal, state and local income taxes.

                                          The Fund invests based on considerations of safety of
                                          principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest
                                          available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of
                                          short-term market variations. The Advisor generally
                                          evaluates investments based on interest rate sensitivity.

                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.

                                          A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity.
                                          Neither the market value of such securities nor the Fund's share price is guaranteed.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the federal deposit insurance
                                          corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                 AMSOUTH TREASURY RESERVE
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISKS/RETURN AND EXPENSES

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1,2)(%)
[BAR CHART]


                      1993                         2.06
                      1994                         4.05
                      1995                         5.41
                      1996                         4.78
                      1997                         4.78
                      1998                         4.68
                      1999                         4.38
                      2000                         5.54
                      2001                         3.47
                      2002                         0.96


                                      The Fund's total return from 1/1/03 to
                                      9/30/03 was 0.25%.

           Best quarter:          1.43%    12/31/00
           Worst quarter:         0.00%    12/31/93


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                               1           5          10
                                            YEAR       YEARS       YEARS

 CLASS A SHARES(2)                         0.96%       3.79%       4.00%



(1) Both charts assume reinvestment of dividends.

(2) The Treasury Reserve Money Market Fund commenced operations on 3/29/94 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by the Advisor, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of the commingled accounts for periods prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, their returns may have been adversely affected. Class A Shares were first offered on 8/29/94.

As of December 31, 2002, the Fund's 7-day yield for Class A Shares was 0.53%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.37% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                 AMSOUTH TREASURY RESERVE
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISKS/RETURN AND EXPENSES

As an investor in the AmSouth Treasury Reserve Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES     CLASS A
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES

 Maximum Sales Charge (Load) on
 Purchases                                None
 Maximum Deferred Sales Charge (Load)     None
 Redemption Fee(2)                        None

    ANNUAL FUND OPERATING EXPENSES      CLASS A
     (FEES PAID FROM FUND ASSETS)       SHARES

 Management Fee                          0.40%
 Distribution and/or Service (12b-1)
 Fee                                      None
 Other Expenses(3)                       0.61%
   Total Fund Operating Expenses(3)      1.01%



(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other case management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.44% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.84%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                               1      3       5        10
                              YEAR   YEARS   YEARS   YEARS
 CLASS A SHARES               $103   $322    $558    $1,236


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each period

 - no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                       AMSOUTH TAX-EXEMPT
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks as high a level of current interest income
                                          exempt from federal income tax as is consistent with the
                                          preservation of capital and relative stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in short-term municipal
                                          securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal
                                          securities are debt obligations, such as bonds and notes,
                                          issued by states, territories, and possessions of the United
                                          States and their political subdivisions, agencies, and
                                          instrumentalities, which generally have remaining maturities of one year or less. Municipal securities purchased by the
                                          Fund may include rated and unrated variable and floating
                                          rate tax-exempt notes which may have a stated maturity in
                                          excess of one year but which will be subject to a demand
                                          feature permitting the Fund to demand payment within a year.
                                          The Fund may also invest up to 10% of its total assets in
                                          the securities of money market mutual funds that invest
                                          primarily in obligations exempt from federal income tax.
                                          When selecting securities for the Fund's portfolio, the
                                          Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income. The Advisor generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and that the Advisor believes to be the best relative values.

                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                          The Fund may invest in certain other short-term debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the federal deposit insurance
                                          corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                       AMSOUTH TAX-EXEMPT
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                        12/31 FOR CLASS A SHARES(1,2) (%)
                                  [BAR GRAPH]

                1993                                1.92
                1994                                2.33
                1995                                3.44
                1996                                2.95
                1997                                3.10
                1998                                2.89
                1999                                2.72
                2000                                3.35
                2001                                1.91
                2002                                0.64

                                      The Fund's total return from 1/1/03 to
                                      9/30/03 was 0.25%.

             Best quarter:           0.91%     6/30/95
             Worst quarter:          0.14%     3/31/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                          1         5         10
                                       YEAR     YEARS     YEARS

 CLASS A SHARES(2)                    0.64%     2.29%     2.52%


(1) Both charts assume reinvestment of dividends.

(2) Performance for the Class A Shares, which were first offered on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

As of December 31, 2002, the Fund's 7-day yield for Class A Shares was 0.70%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.54% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                       AMSOUTH TAX-EXEMPT
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the Tax-Exempt Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES


   SHAREHOLDER TRANSACTION EXPENSES     CLASS A
  (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES

 Maximum Sales Charge (Load) on
 Purchases                                None
 Maximum Deferred Sales Charge (Load)     None
 Redemption Fee(2)                        None

    ANNUAL FUND OPERATING EXPENSES      CLASS A
     (FEES PAID FROM FUND ASSETS)       SHARES

 Management Fee                          0.40%
 Distribution and/or Service (12b-1)
 Fee                                      None
 Other Expenses(3)                       0.57%
   Total Fund Operating Expenses(3)      0.97%



(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.39% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.79%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                               1      3       5        10
                              YEAR   YEARS   YEARS   YEARS
 CLASS A SHARES               $99    $309    $536    $1,190


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each period

 - no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

 [ICON]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   EQUITY FUNDS
   VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   SELECT EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

   ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500(R). The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500(R), corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

   LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

   CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

   At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P and Fitch are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

   MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities drawn from the S&P(R) 400. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Companies that no longer meet this definition after purchase continue to be considered to meet the definition for purposes of the 80% policy. The sub-advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

   SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   Russell 2000(R) Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund invests its assets primarily in equity securities of non-U.S. companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

   Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

   The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Advisor.

   The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

   The value criteria used by the sub-advisor, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria. Similarly, the sub-advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the sub-advisor's judgment, circumstances warrant their sale.

   The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The sub-advisor may exclude the stock of a company that meets applicable market capitalization criteria if the sub-advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the sub-advisor intends to purchase in round lots only. Furthermore, the sub-advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

   On at least a semi-annual basis, the sub-advisor will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the sub-advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of the Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

   EQUITY FUNDS AND BOND FUNDS -- If deemed appropriate under the circumstances, the Capital Growth Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. All other Equity Funds and the Bond Funds may each increase its holdings in short-term money market instruments to over 20% of its total assets. Each Equity Fund may hold uninvested cash pending investment.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   HYBRID FUNDS
   BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund invests in securities issued by: (i) GNMA, which are supported by the full faith and credit of the U.S. government; and (ii) FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in U.S. Treasury obligations.

   As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed income securities. Fixed income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed income characteristics of those securities. The Fund's debt securities will consist of high-grade securities, which are those securities rated in one of the four highest rating categories by a NRSRO at the time of purchase, or, if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees ("Board") to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

   APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                               BENCHMARK PERCENTAGES

                                                                                       MODERATE
                                             AGGRESSIVE                 GROWTH AND    GROWTH AND
              UNDERLYING FUND                  GROWTH       GROWTH        INCOME        INCOME
                ASSET CLASS                  PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
              ---------------                ----------    ---------    ----------    ----------
Equity Funds                                    95%           70%          55%           45%
Bond Funds                                       4%           29%          44%           54%
Money Market Funds                               1%            1%           1%            1%

   These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

   Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

   Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

   BOND FUNDS

   GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   The Fund may invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as securities issued by: (i) GNMA, which are supported by the full faith and credit of the U.S. government, (ii) FNMA, FHLMC, SLMA and the FHLB, which are supported by the right of the issuer to borrow from the U.S. Treasury, (iii) FFCBs which are supported only by the credit of the issuer; and (iv) PEFCO, which may be guaranteed by the Exim Bank. The Exim Bank is an agency of the U.S. The Fund also invests in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

   LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

   If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put," the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

   The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury.

   BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

   MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. For purposes of these policies, net assets include net assets plus borrowings. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of its total assets in bonds.

   Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any, is not subject to the federal alternative minimum tax, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.

   Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Florida.

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

   TENNESSEE TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Tennessee and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any. For purposes of this policy, net assets include net assets plus borrowings. As a non-fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities that are not subject to the federal alternative minimum tax for individuals.

   Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Tennessee.

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Tennessee to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Tennessee Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

   MONEY MARKET FUNDS

   PRIME MONEY MARKET FUND -- As a fundamental policy, the Fund will invest only in U.S. dollar-denominated, "high quality" short-term debt securities. "High quality" debt securities are those obligations, which at the time of purchase, (1) possess the highest short-term rating from at least two NRSROs, or one NRSRO if only rated by one NRSRO, or (2) if unrated, are determined by the Advisor to be of comparable quality. The Fund's investments include securities issued by: (i) FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury; and (ii) FFCB and TVA, which are supported only by the credit of the issuer. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

   TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. government and

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   repurchase agreements in respect thereof. However, the Fund will not invest in securities issued or guaranteed by U.S. government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security.

   TAX-EXEMPT MONEY MARKET FUND -- As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in Taxable Obligations. For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

   The Fund will invest only in those municipal securities and other obligations that are considered by the Advisor to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.

   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Funds are authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

           FUND NAME                                         FUND CODE
           ---------                                         ---------

     Balanced Fund                                                 1
     Enhanced Market Fund                                          2
     Value Fund                                                    3
     Select Equity Fund                                            4
     Small Cap Fund                                                5
     Bond Fund                                                     6
     Government Income Fund                                        7
     Limited Term Bond Fund                                        8
     Florida Tax-Exempt Fund                                       9
     Municipal Bond Fund                                          10
     International Equity Fund                                    11
     Mid Cap Fund                                                 12
     Capital Growth Fund                                          13
     Large Cap Fund                                               14
     Tennessee Tax-Exempt Fund                                    15
     Prime Money Market Fund                                      16
     Tax-Exempt Money Market Fund                                 17
     Treasury Reserve Money Market Fund                           18

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------
    AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares      1-5,11-14        Market
    of a company held by a U.S. bank that issues a receipt                             Political
    evidencing ownership.                                                              Foreign Investment
    ASSET-BACKED SECURITIES: Securities secured by company           1,6-8,13,16       Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets.                                     Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity



    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn      1-6,8-17         Credit
    on and accepted by a commercial bank. Maturities are                               Liquidity
    generally six months or less.                                                      Market
                                                                                       Interest Rate



    BONDS: Interest-bearing or discounted government or               1,6-10,15        Interest Rate
    corporate securities that obligate the issuer to pay the                           Market
    bondholder a specified sum of money, usually at specific                           Credit
    intervals, and to repay the principal amount of the loan at maturity, which is generally 90 days or more. The Funds will only purchase bonds that are high-grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating
    organizations),or, if not rated, determined to be of
    comparable quality by the Advisor.



    CALL OPTIONS: A call option gives the buyer the right to          1-4,6-8,         Management
    buy, and obligates the seller of the option to sell, a              11-14          Liquidity
    security at a specified price. The Funds will sell only                            Credit
    covered call options.                                                              Market
                                                                                       Leverage



    CERTIFICATES OF DEPOSIT: Negotiable instruments with a             1,6-11,         Market
    stated maturity.                                                    15-17          Credit
                                                                                       Liquidity
                                                                                       Interest Rate



    COMMERCIAL PAPER: Secured and unsecured short-term                  1-17           Credit
    promissory notes issued by corporations and other entities.                        Liquidity
    Maturities generally vary from a few days to nine months.                          Market
                                                                                       Interest Rate



    COMMON STOCK: Shares of ownership of a company.                   1-5,11-14        Market



    CONVERTIBLE SECURITIES: Bonds or preferred stock that            1-6,8,11-14       Market
    convert to common stock.                                                           Credit



    DEMAND FEATURES: Securities that are subject to puts and          1,6,8-11,        Market
    standby commitments to purchase the securities at a fixed           15-17          Liquidity
    price (usually with accrued interest) within a fixed period                        Management
    of time following demand by a Fund.



    FOREIGN SECURITIES: Stocks issued by foreign companies, as      1-5,11-14, 16      Market
    well as commercial paper of foreign issuers and obligations                        Political
    of foreign banks, overseas branches of U.S. banks and                              Liquidity
    supranational entities.                                                            Foreign Investment



    FUNDING AGREEMENTS: Also known as guaranteed investment          1,6-8,11,16       Liquidity
    contracts, an agreement where a Fund invests an amount of                          Credit
    cash with an insurance company and the insurance company                           Market
    credits such investment on a monthly basis with guaranteed                         Interest Rate
    interest which is based on an index. These agreements
    provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for
    adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed
    10% of the Fund's net assets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------



    FUTURES AND RELATED OPTIONS: A contract providing for the       1,2,4,6,8,11       Management
    future sale and purchase of a specified amount of a                                Market Credit
    specified security, class of securities, or an index at a                          Liquidity
    specified time in the future and at a specified price.                             Leverage


    GLOBAL DEPOSITORY RECEIPTS (GDRS): Receipt for shares in a           11            Market
    foreign-based corporation traded in capital markets around                         Political
    the world.                                                                         Liquidity
                                                                                       Foreign Investment
    INVESTMENT COMPANY SECURITIES: Shares of investment                 1-18           Market
    companies. A Fund may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered
    investment company or invest more than 10% of its assets in the securities of other registered investment companies,
    except as may be permitted by law or SEC order. These
    registered investment companies may include money market
    funds of AmSouth Funds and shares of other registered
    investment companies' for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment
    advisor, administrator or distributor. A Fund may also
    invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.



    MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                    1-15           Market
    dollar-denominated debt securities that have remaining                             Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, commercial paper and other
    short-term corporate obligations, repurchase agreements
    collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
    institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from
    registration under the Investment Company Act and that
    invest exclusively in money market instruments.



    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real      1,6,7,16         Pre-payment
    estate loans and pools of loans. These include                                     Market
    collateralized mortgage obligations and real estate mortgage                       Credit
    investment conduits.                                                               Regulatory


    MUNICIPAL SECURITIES: Securities issued by a state or           1,9,10,15,17       Market
    political subdivision to obtain funds for various public                           Credit
    purposes. Municipal securities include private activity                            Political
    bonds and industrial development bonds, as well as general                         Tax Regulatory
    obligation bonds, tax anticipation notes, bond anticipation                        Interest Rate
    notes, revenue anticipation notes, project notes, other
    short-term tax-exempt obligations, municipal leases, and
    obligations of municipal housing authorities (single family revenue bonds).

    There are two general types of municipal bonds:
    General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.


    PREFERRED STOCKS: Preferred Stocks are equity securities          1-8,11-14        Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


    PUT OPTIONS. A put option gives the buyer the right to sell,        3,7,8          Management
    and obligates the seller of the option to buy a security at                        Liquidity Credit
    a specified price. The Funds will sell only secured put                            Leverage Market
    options.



    REPURCHASE AGREEMENTS: The purchase of a security and the        1-8,11-14,        Market Leverage
    simultaneous commitment to return the security to the seller        16-18
    at an agreed upon price on an agreed upon date. This is
    treated as a loan by a fund.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------


    REVERSE REPURCHASE AGREEMENTS: The sale of a security and         1,2,4-7,         Market Leverage
    the simultaneous commitment to buy the security back at an          16-18
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.



    SECURITIES LENDING: The lending of a percentage of the              1-18           Market Leverage
    Fund's total assets. In return, the Fund will receive cash,                        Liquidity Credit
    other securities, and/or letters of credit. A Fund may
    invest in securities of investment companies that are exempt from registration under the Investment Company Act and
    invest exclusively in money market instruments.



    TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued by              17            Credit Liquidity
    governments, and/or letters of credit.                                             Market Tax



    TIME DEPOSITS: Non-negotiable receipts issued by a bank in         1,6-17          Liquidity Credit
    exchange for the deposit of funds.                                                 Market



    TREASURY RECEIPTS: Treasury receipts, Treasury investment         1,6,15-17        Market
    growth receipts, and certificates of accrual of Treasury
    securities.


    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by            1,6-10,         Market Credit
    agencies and instrumentalities of the U.S. government. These        15-18          Interest Rate
    include GNMA, FNMA and FHLMC.


    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately          1-18           Market
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.



    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes         16-18          Credit
    that permit the indebtedness to vary and provide for                               Liquidity
    periodic adjustments in the interest rate according to the                         Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.



    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with          1,6-8,11,        Credit
    interest rates which are reset daily, weekly, quarterly or          15-17          Liquidity
    some other period and which may be payable to the Fund on                          Market
    demand.                                                                            Interest Rate



    WARRANTS: Securities, typically issued with preferred stock       1-5,11-14        Market
    or bonds, that give the holder the right to buy a                                  Credit
    proportionate amount of common stock at a specified price.



    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or         1-17           Market
    contract to purchase securities at a fixed price for                               Leverage
    delivery at a future date.                                                         Liquidity
                                                                                       Credit



    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay      1-10,15-17        Credit
    no interest, but are issued at a discount from their value                         Market
    at maturity. When held to maturity, their entire return                            Zero Coupon
    equals the difference between their issue price and their                          Interest Rate
    maturity value.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




   INVESTMENT RISKS
   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. in some other way.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   NON-DIVERSIFICATION RISK. A Fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PREPAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a Fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [ICON]

 FUND MANAGEMENT

   THE INVESTMENT ADVISOR

   AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment adviser for the Funds. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Funds. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

   AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

   Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. Investment sub-advisory services are provided to certain Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rate change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

   For these advisory services, the Funds paid as follows during their fiscal year ended July 31, 2003:


                                                        PERCENTAGE OF
                                                     AVERAGE NET ASSETS
                                                       AS OF 07/31/03

                                               ------------------------------
     Value Fund                                            0.80%
                                               ------------------------------
     Capital Growth Fund                                   0.80%
                                               ------------------------------
     Large Cap Fund                                        0.75%
                                               ------------------------------
     Mid Cap Fund                                          0.61%
                                               ------------------------------
     Small Cap Fund                                        1.10%
                                               ------------------------------
     Balanced Fund                                         0.80%
                                               ------------------------------
     Select Equity Fund                                    0.80%
                                               ------------------------------
     Enhanced Market Fund                                  0.45%
                                               ------------------------------
     International Equity Fund                             0.81%
                                               ------------------------------
     Aggressive Growth Portfolio                           0.10%
                                               ------------------------------
     Growth Portfolio                                      0.10%
                                               ------------------------------
     Growth and Income Portfolio                           0.10%
                                               ------------------------------
     Moderate Growth and Income Portfolio                  0.10%
                                               ------------------------------
     Bond Fund                                             0.50%
                                               ------------------------------
     Limited Term Bond Fund                                0.50%
                                               ------------------------------
     Government Income Fund                                0.50%
                                               ------------------------------
     Municipal Bond Fund                                   0.40%
                                               ------------------------------
     Florida Tax-Exempt Fund                               0.40%
                                               ------------------------------
     Tennessee Tax-Exempt Fund                             0.50%
                                               ------------------------------
     Prime Money Market Fund                               0.35%
                                               ------------------------------
     Tax-Exempt Money Market Fund                          0.25%
                                               ------------------------------
     Treasury Reserve Money Market Fund                    0.35%
    -------------------------------------------------------------------------

   FUND MANAGEMENT


   THE INVESTMENT SUB-ADVISORS

   ENHANCED MARKET FUND, SELECT EQUITY FUND AND MID CAP FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with each Fund's investment objectives, policies, and restrictions.

   OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

   The table on the following page sets forth the performance data relating to the historical performance of two institutional funds, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "OakBrook Large Cap Fund") and the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500(R) Equity Fund (the "Enhanced S&P(R) Fund"), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund and the AmSouth Enhanced Market Fund, respectively.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the OakBrook Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the OakBrook Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P(R) Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

   The performance data shown below relating to the institutional accounts was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the OakBrook Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, the returns of the Enhanced S&P(R) Fund reflect the deduction of an investment advisory fee of 0.50%, and both accounts reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

   The institutional private accounts were not subject to the same types of expenses to which the Select Equity Fund and the Enhanced Market Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional accounts could have been adversely affected if the accounts had been regulated as investment companies under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund and the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Select Equity Fund's and the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different

   FUND MANAGEMENT


   performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                              OAKBROOK           ENHANCED       S&P 500(R)
    YEAR                                   LARGE CAP FUND      S&P(R) FUND       INDEX(1)
    ----                                 ------------------    ------------    ------------
    1993(2)                                     2.62%                --             .30%
    1994                                        4.39%                --            1.37%
    1994(3)                                       --               1.24%           1.45%
    1995                                       31.26%             35.49%          37.43%
    1996                                       19.34%             25.86%          23.14%
    1997                                       37.36%             33.00%          33.34%
    1998(4)                                     1.44%              1.10%           1.11%
    Since inception(5)                         22.12%                --           21.90%
    Since inception(6)                            --              30.47%          30.35%

   (1) The S&P 500(R) Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.

   (2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.

   (3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.

   (4) Total return for the period from January 1, 1998 through January 31, 1998. Returns have not been annualized.

   (5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

   (6) Annualized total return for the Enhanced S&P(R) Fund is for the period from December 1, 1994 through January 31, 1998.

   SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies and restrictions.

   Sawgrass is 27.5% owned by AmSouth Bank and 72.5% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, FL 32250.

   The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

   The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

   FUND MANAGEMENT


   The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

   All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                         SAWGRASS SMALL CAP       RUSSELL 2000(R)
    YEAR                                     COMPOSITE            GROWTH INDEX(1)
    ----                               ----------------------    -----------------
    1988                                        11.73%                 20.37%
    1989                                        12.64%                 20.17%
    1990                                       -13.35%                -17.41%
    1991                                        56.66%                 51.19%
    1992                                        21.94%                  7.77%
    1993                                        20.99%                 13.36%
    1994                                         0.99%                 -2.43%
    1995                                        37.79%                 31.04%
    1996                                        11.72%                 11.43%
    1997                                        13.49%                 12.86%
    Last 5 Years(2)                             16.38%                 12.76%
    Last 10 Years(2)                            16.09%                 13.50%

   (1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   (2) Through December 31, 1997.

   PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

   The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since

   FUND MANAGEMENT


   inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                                        EMERALD SMALL
                                                        CAPITALIZATION       RUSSELL 2000(R)
                                                           FUND(1)           GROWTH INDEX(2)
                                                      ------------------    -----------------
    RETAIL SHARES
      (absent imposition of sales charges)
      One Year                                              12.62%                12.86%
      Three Years                                           18.39%                18.12%
      Since Inception                                       12.41%                12.55%
    RETAIL SHARES
      (absent imposition of the Emerald Small
      Capitalization Fund's maximum sales charge)
      One Year                                               7.55%                12.86%
      Three Years                                           16.58%                18.12%
      Since Inception                                       10.17%                12.55%

                                                         EMERALD SMALL
                                                         CAPITALIZATION      RUSSELL 2000(R)
                                                            FUND(1)          GROWTH INDEX(2)
                                                       ------------------    ----------------
    CLASS B SHARES
      (absent imposition of sales charges)
      One Year                                                8.02%               12.86%
      Since Inception                                        18.26%               13.89%
    CLASS B SHARES
      (assuming imposition of the Emerald Small
      Capitalization Fund's maximum contingent
      deferred sales charge)
      One Year                                                4.99%               12.86%
      Since Inception                                        15.87%               13.89%

   (1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

   (2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares (the shares most similar to the Class A Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares (the shares most similar to the Class B Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE

   The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

   INTERNATIONAL EQUITY FUND -- Dimensional Fund Advisors Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment sub-advisor to the International Equity Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Dimensional manages the Fund, selects investments, and places all orders for purchase and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objective, policies and restrictions. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $41 billion as of September 30, 2003.

   FUND MANAGEMENT


   PORTFOLIO MANAGERS

   The primary portfolio manager(s) for each Fund is as follows:

   VALUE FUND -- Tin Y. Chan, CFA has been the portfolio manager for the Value Fund since January 2003. Mr. Chan has over nine years of portfolio management and equity research analysis experience. Prior to managing the Fund, Mr. Chan served as a portfolio manager with responsibility for the investment portfolios of retail and insurance-dedicated mutual funds utilizing growth and value styles of management. Mr. Chan earned his MBA from the University of Chicago, Graduate School of Business and his B.A. from Cornell University. He is a member of Association for Investment Management and Research and the Boston Security Analysts Society.

   SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1997, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association for Investment Management and Research. He has 20 years of investment experience.

   SELECT EQUITY FUND, ENHANCED MARKET FUND AND MID CAP FUND -- The Select Equity Fund, Enhanced Market Fund and Mid Cap Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception and of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

   BALANCED FUND -- The Balanced Fund is co-managed by Tin Y. Chan, CFA, and John P. Boston, CFA. Mr. Chan has over nine years of portfolio management and equity research analysis experience. Mr. Chan earned his MBA from the University of Chicago, Graduate School of Business and his B.A. from Cornell University. Mr. Boston has been associated with AmSouth Bank's Trust Investment Department since 1988 and is currently Senior Vice President in charge of taxable fixed-income investments.

   BOND FUND -- The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John
   P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992, and is currently Senior Vice President and Senior Trust Investment Officer at AmSouth Bank. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

   LIMITED TERM BOND FUND -- John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August 1995. Mr. Boston has been associated with AmSouth's Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

   MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT
   FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund, Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

   INTERNATIONAL EQUITY FUND -- Investment decisions for the Fund have been made by the Investment Committee of Dimensional since October 2002. The Investment Committee meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

   CAPITAL GROWTH FUND -- The Capital Growth Fund is managed by Robert A. Rinner, CFA. Mr. Rinner has served as an equity analyst and portfolio manager since 1983. He joined AmSouth Bank in 1996.

   LARGE CAP FUND -- The Large Cap Fund is managed by Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, has been

   FUND MANAGEMENT


   employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

   GOVERNMENT INCOME FUND -- The Government Income Fund is managed by John Mark McKenzie. Mr. McKenzie has been the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984.

   STRATEGIC PORTFOLIOS AND MONEY MARKET FUNDS -- Investment decisions for each Strategic Portfolio and Money Market Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.



   THE DISTRIBUTOR AND ADMINISTRATOR

   ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

   BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

   For more detailed information about the Advisor and other service providers, please see the SAI.

 [ICON]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS

   Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   CLASS A SHARES

   - Front-end sales charges, as described below.

   - Shareholder servicing fees of 0.25% of average daily net assets.

   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a distribution or Rule 12b-1 fee of 0.75%.

   - A deferred sales charge, as described below.

   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

   - Maximum investment for all Class B purchases:  $250,000.

   - Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   - Prime Money Market Fund: Class B Shares are only available through exchange of Class B Shares of another AmSouth Fund.

   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   The Funds also offer Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   -------------------------------
   HOW NAV IS CALCULATED



   The price of a Fund's shares is
   based on the Fund's per share
   net asset value ("NAV"). The
   NAV is calculated by adding the
   total value of the Fund's
   investments and other assets,
   subtracting its liabilities and
   then dividing that figure by
   the number of outstanding
   shares of the Fund:

                NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
             Outstanding



   Generally, for other than the
   Money Market Funds, you can
   find the Fund's NAV daily in
   The Wall Street Journal and
   other newspapers. NAV is
   calculated separately for each
   class of shares.

   -------------------------------

MONEY MARKET FUNDS

The per share NAV for each Fund is determined and its shares are priced twice a day on each day the Federal Reserve Bank of New York is open. The NAV for the Prime Money Market Fund and the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the NYSE. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Federal Reserve Bank of New York is closed due to an emergency.


For the Prime Money Market Fund and the Treasury Reserve Money Market Fund, orders received prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.


For the Tax-Exempt Money Market Fund orders received prior to 12:00 p.m. Eastern time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.


Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.


OTHER FUNDS

Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.


Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.



   PURCHASING AND ADDING TO YOUR SHARES

You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.


Additionally, banks, brokers and other financial institutions and representatives may use shares of the Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

                                                           MINIMUM
                                       MINIMUM INITIAL    SUBSEQUENT
                  ACCOUNT TYPE           INVESTMENT       INVESTMENT

           Class A or Class B
           ---------------------------------------------------------
           Regular                         $1,000            $  0
           ---------------------------------------------------------
           Automatic Investment Plan       $  250            $100


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.


A Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.



Not all classes of shares of each Fund are offered in each state of the United States.


DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Funds' prospectuses and shareholder reports, please call 1-800-451-8382. The Funds will begin sending you individual copies thirty days after receiving your request.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT - CLASS A SHARES AND CLASS B SHARES

   BY REGULAR MAIL
   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "AmSouth Funds."

   3. Mail to: AmSouth Funds
   P.O. Box 182733, Columbus, OH 43218-2733.

   Subsequent Investment:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,

   2. Include the following information on a piece of paper:

      - AmSouth Funds/Fund name

      - Share class

      - Amount invested

      - Account name

      - Account number.

      Include your account number on your check.

   3. Mail to: AmSouth Funds
   P.O. Box 182733, Columbus, OH 43218-2733.

   BY OVERNIGHT SERVICE
   See instructions 1-2 above for subsequent investments.

   4. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.


  Establish an electronic purchase option on your account application or call
   1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.




   Call 1-800-451-8382 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

--------------------------------------------------------------------------------

                                                          QUESTIONS?
                                                  Call 1-800-451-8382 or your
                                                  investment representative.
 100

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   (CONTINUED)

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.



   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   AmSouth Bank
   Routing Number: ABA #044000024
   DDA#



   Include:
   Your name
   Your confirmation number



   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.
   -----------------------------------------------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS' NOTICE.
   -----------------------------------------------------------------------------
   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.



   To invest regularly from your bank account:



      - Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
      - Your bank name, address and account number
      - The amount you wish to invest automatically (minimum $100)
      - How often you want to invest (every month, 4 times a year, twice a year or once a year)
      - Attach a voided personal check.



   To invest regularly from your paycheck or government check:
   Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)
    1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)
   BY MAIL
    1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
       - your Fund and account number
       - amount you wish to redeem
       - address where your check should be sent
       - account owner signature.

    2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW).
    1. See instruction 1 above.
    2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-451-8382 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS


   Your bank must participate in the ACH and must be a U.S. bank.


   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

   Your bank may charge for this service.

   Call 1-800-451-8382 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   REDEMPTION BY CHECK WRITING

   PRIME MONEY MARKET FUND ONLY

   You may write checks in amounts of $1,000 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30 days' written notice. You must maintain the minimum required account balance in the Prime Money Market Fund of $1,000 and you may not close your Fund account by writing a check.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:
   - Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.
   - Include a voided personal check.
   - Your account must have a value of $5,000 or more to start withdrawals.

   If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   REDEMPTION FEE


   EQUITY FUNDS, HYBRID FUNDS AND BOND FUNDS ONLY - CLASS A SHARES AND CLASS B SHARES


   If you sell your Shares or exchange them for shares of another Fund within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

   The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

   The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan and brokerage accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). We will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

   The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner of the account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTION OF SHARES THROUGH CERTAIN INVESTMENT REPRESENTATIVES

   If you purchased shares of a Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

   REDEMPTIONS WITHIN 7 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   REDEMPTION IN KIND



   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.



   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES
   EQUITY FUNDS, HYBRID FUNDS AND BOND FUNDS ONLY

   Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates are as follows:

   FOR THE EQUITY FUNDS, AND HYBRID FUNDS

                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT

      Up to $49,999                          5.50%                5.82%
      ------------------------------------------------------------------------
      $50,000 up to $99,999                  4.50%                4.71%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.50%                3.63%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.50%                2.56%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.50%                1.52%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   SHAREHOLDER INFORMATION

   FOR THE BOND FUNDS

                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT

      Up to $99,999                          4.00%                4.17%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.00%                3.09%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.00%                1.01%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%


   (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end charge.

CLASS B SHARES
Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.


                  YEARS             CDSC AS A % OF
                  SINCE             DOLLAR AMOUNT
                PURCHASE          SUBJECT TO CHARGE*
                --------          ------------------

                   0-1                  5.00%
                   1-2                  4.00%
                   2-3                  3.00%
                   3-4                  3.00%
                   4-5                  2.00%
                   5-6                  1.00%
               more than 6              None



   If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   CONVERSION FEATURE - CLASS B SHARES
    - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.*
    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
    - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

   * For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the same Fund after seven years from the end of the month of purchase.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS
   Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    - COMBINATION PRIVILEGE. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:
    - Shares purchased by investment representatives through fee-based investment products or accounts.

    - Shares purchased upon the reinvestment of dividend and capital gain distributions.

    - Shares purchased by investors through a payroll deduction plan.

    - Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

    - Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

    - Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

    - Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

    - Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

   The Distributor may also waive the sales charge at any time in its own discretion.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Redemptions from accounts following the death or disability of a shareholder.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

    - Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

   DISTRIBUTION AND SERVICE (12b-1) FEES AND SHAREHOLDER SERVICING FEES

  12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:

      - Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of a Fund.

      - Class B Shares

        - Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

        - The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

   SHORT-TERM TRADING

   The Funds are intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Funds charge a 2.00% redemption fee on Class A, Class B and Class I Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. The Funds also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Funds may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

   The Funds or their agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. The Funds or their agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

   It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. Accordingly, the Funds may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Funds.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may also be exchanged for Class I Shares of the same Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

 - Your name and telephone number

 - The exact name on your account and account number

 - Taxpayer identification number (usually your Social Security number)

 - Dollar value or number of shares to be exchanged

 - The name of the Fund from which the exchange is to be made

 - The name of the Fund into which the exchange is being made.


See "Selling Your Shares" for important information about telephone transactions.


AUTOMATIC EXCHANGES

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

-  Complete the appropriate section of the Account Application.

- Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund whose shares you are buying. To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.




NOTES ON EXCHANGES

- When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

- Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

- To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same Fund during a calendar year. 109

   SHAREHOLDER INFORMATION


   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

   Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

   Dividends a Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that a Fund's dividends attributable to "qualified dividend income" (i.e., dividends a Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain a Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

   The income dividends that you receive from the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund and Tax-Exempt Money Market Fund are expected to be exempt from federal income tax and, in the case of income dividends of the Tennessee Tax-Exempt Fund, Tennessee personal income tax. Income exempt from federal income tax may be subject to state and local income tax. A Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal income taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains these Funds distribute also will be subject to federal income tax.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes a Fund pays. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

   An exchange of the shares of one Fund for shares of another Fund will be treated as a sale of the first Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

   AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

   Generally, the Funds' advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

   You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.
 110

   SHAREHOLDER INFORMATION


   BACK-UP WITHHOLDING

   Each Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. Each Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

   DIRECTED DIVIDEND OPTION

   By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   DIVIDENDS AND OTHER DISTRIBUTIONS

   All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

   FOR MORE INFORMATION ABOUT TAXES, PLEASE CONSULT THE STATEMENT OF ADDITIONAL INFORMATION.

 [LOGO]

   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request. (See Back Cover)

OTHER INFORMATION ABOUT THE FUNDS

                                                            FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                 NET ASSET      NET       NET REALIZED AND                             NET REALIZED
                                  VALUE,     INVESTMENT   UNREALIZED GAINS   TOTAL FROM      NET        GAINS FROM
                                 BEGINNING     INCOME      (LOSSES) FROM     INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     (LOSS)       INVESTMENTS      ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
VALUE FUND
 Year Ended July 31, 2003         $12.76        0.14            0.81            0.95        (0.13)        (0.52)        (0.65)
 Year Ended July 31, 2002         $20.38        0.09           (6.01)          (5.92)       (0.09)        (1.61)        (1.70)
 Year Ended July 31, 2001+        $19.54        0.11            3.64            3.75        (0.14)        (2.77)        (2.91)
 Year Ended July 31, 2000         $25.25        0.23           (2.21)          (1.98)       (0.23)        (3.50)        (3.73)
 Year Ended July 31, 1999         $24.60        0.20            3.11            3.31        (0.19)        (2.47)        (2.66)
CAPITAL GROWTH FUND
 Year Ended July 31, 2003         $ 7.96       (0.03)           0.82            0.79           --            --            --
 Year Ended July 31, 2002         $10.86       (0.07)          (2.83)          (2.90)          --            --            --
 Year Ended July 31, 2001+        $14.97       (0.09)          (2.86)          (2.95)          --         (1.16)        (1.16)
 Period Ended July 31, 2000 (a)   $14.37       (0.04)           0.64            0.60           --            --            --
 Year Ended December 31, 1999+    $14.20       (0.04)           2.97            2.93           --         (2.76)        (2.76)
 Year Ended December 31, 1998     $12.80       (0.01)           3.89            3.88           --         (2.48)        (2.48)
LARGE CAP FUND
 Year Ended July 31, 2003         $15.45        0.01            1.53            1.54        (0.02)        (0.63)        (0.65)
 Year Ended July 31, 2002         $21.22       (0.01)          (4.57)          (4.58)          --         (1.19)        (1.19)
 Year Ended July 31, 2001+        $28.14       (0.04)          (2.82)          (2.86)          --         (4.06)        (4.06)
 Period Ended July 31, 2000 (a)   $28.02       (0.01)           0.14            0.13        (0.01)           --         (0.01)
 Year Ended December 31, 1999+    $27.55        0.03            5.07            5.10        (0.03)        (4.60)        (4.63)
 Period Ended December 31, 1998
   (b)                            $23.01        0.05            5.79            5.84        (0.05)        (1.25)        (1.30)
 Year Ended February 28, 1998     $16.68        0.11            6.48            6.59        (0.11)        (0.15)        (0.26)

                                                                RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------------
                                                                                   EXPENSES                   NET ASSETS,
                                 NET ASSET                 NET                      (BEFORE       PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS/     TURNOVER      PERIOD
                                 OF PERIOD    RETURN#     INCOME     EXPENSES   REIMBURSEMENTS)     RATE*       (000'S)
                                 ----------   -------   ----------   --------   ---------------   ---------   -----------
VALUE FUND
 Year Ended July 31, 2003          $13.06       8.02%      1.17%      1.36%          1.39%          117%       $112,701
 Year Ended July 31, 2002          $12.76     (31.21%)     0.49%      1.35%          1.36%           59%       $ 97,393
 Year Ended July 31, 2001+         $20.38      21.10%      0.53%      1.34%          1.35%           43%       $113,164
 Year Ended July 31, 2000          $19.54      (8.19%)     1.07%      1.35%          1.35%           17%       $ 45,255
 Year Ended July 31, 1999          $25.25      14.92%      0.82%      1.33%          1.34%           18%       $ 70,740
CAPITAL GROWTH FUND
 Year Ended July 31, 2003          $ 8.75       9.92%     (0.47%)     1.31%          1.38%          151%       $ 23,915
 Year Ended July 31, 2002          $ 7.96     (26.70%)    (0.76%)     1.31%          1.37%          115%       $ 16,457
 Year Ended July 31, 2001+         $10.86     (21.27%)    (0.67%)     1.30%          1.36%          100%       $ 19,574
 Period Ended July 31, 2000 (a)    $14.97       4.18%P    (0.49%)PP  1.32%PP         1.37%PP         91%       $ 14,137
 Year Ended December 31, 1999+     $14.37      21.85%     (0.33%)     1.32%          1.33%          178%       $ 10,310
 Year Ended December 31, 1998      $14.20      32.05%     (0.19%)     1.28%          1.29%          152%       $  4,631
LARGE CAP FUND
 Year Ended July 31, 2003          $16.34      10.45%      0.09%      1.26%          1.39%            7%       $ 88,989
 Year Ended July 31, 2002          $15.45     (22.75%)    (0.05%)     1.26%          1.37%           11%       $ 57,330
 Year Ended July 31, 2001+         $21.22     (11.72%)    (0.16%)     1.25%          1.36%           10%       $ 66,813
 Period Ended July 31, 2000 (a)    $28.14       0.45%P    (0.07%)PP  1.14%PP       1.37%PP           10%       $ 81,099
 Year Ended December 31, 1999+     $28.02      18.85%      0.12%      1.04%          1.39%           15%       $ 79,211
 Period Ended December 31, 1998
   (b)                             $27.55      25.83%P     0.21%PP   1.03%PP       1.03%PP            3%       $ 57,772
 Year Ended February 28, 1998      $23.01      39.74%      0.54%      0.99%          (c)              6%       $715,631

   # Excludes sales charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  P  Not annualized.
 PP  Annualized.
  (a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
 (b) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
  (c)There were no fee reductions in this period.

OTHER INFORMATION ABOUT THE FUNDS                           FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                                          NET REALIZED AND
                                 NET ASSET      NET       UNREALIZED GAINS                             NET REALIZED
                                  VALUE,     INVESTMENT    (LOSSES) FROM     TOTAL FROM      NET        GAINS FROM
                                 BEGINNING     INCOME     INVESTMENTS AND    INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     (LOSS)         OPTIONS        ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
MID CAP FUND
 Year Ended July 31, 2003         $ 9.39        0.01            1.03            1.04        (0.01)           --         (0.01)
 Year Ended July 31, 2002         $12.06       (0.16)          (2.51)          (2.67)          --            --            --
 Year Ended July 31, 2001+        $16.67       (0.17)          (4.44)          (4.61)          --            --            --
 Period Ended July 31, 2000(a)+   $17.33       (0.13)          (0.53)          (0.66)          --            --            --
 Period Ended December 31,
   1999(b)+                       $10.00       (0.14)           7.47            7.33           --            --            --
SMALL CAP FUND
 Year Ended July 31, 2003         $ 7.13       (0.07)           0.16            0.09           --            --            --
 Year Ended July 31, 2002         $10.12       (0.11)          (2.88)          (2.99)          --            --            --
 Year Ended July 31, 2001+        $12.52       (0.14)          (1.05)          (1.19)          --         (1.21)        (1.21)
 Year Ended July 31, 2000         $ 8.40       (0.08)           4.20            4.12           --            --            --
 Year Ended July 31, 1999         $ 9.14       (0.10)          (0.64)          (0.74)          --            --            --
BALANCED FUND
 Year Ended July 31, 2003         $10.89        0.22            0.66            0.88        (0.26)        (0.14)        (0.40)
 Year Ended July 31, 2002         $12.46        0.30           (1.20)          (0.90)       (0.31)        (0.36)        (0.67)
 Year Ended July 31, 2001+        $12.48        0.36            1.28            1.64        (0.39)        (1.27)        (1.66)
 Year Ended July 31, 2000         $14.93        0.44           (0.64)          (0.20)       (0.47)        (1.78)        (2.25)
 Year Ended July 31, 1999         $15.19        0.41            0.93            1.34        (0.40)        (1.20)        (1.60)
SELECT EQUITY FUND
 Year Ended July 31, 2003         $10.98        0.05            0.91            0.96        (0.05)           --         (0.05)
 Year Ended July 31, 2002         $11.23        0.02           (0.25)          (0.23)       (0.02)           --         (0.02)
 Year Ended July 31, 2001+        $ 8.72        0.01            2.51            2.52        (0.01)           --         (0.01)
 Year Ended July 31, 2000+        $11.88        0.07           (2.35)          (2.28)       (0.07)        (0.81)        (0.88)
 Period Ended July 31, 1999(c)    $10.00        0.04            1.91            1.95        (0.06)        (0.01)        (0.07)

                                                                 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        ------------------------------------------------------------------

                                                                                    EXPENSES                   NET ASSETS,
                                 NET ASSET                 NET                      (BEFORE        PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS/      TURNOVER      PERIOD
                                 OF PERIOD    RETURN#     INCOME     EXPENSES   REIMBURSEMENTS)      RATE*       (000'S)
                                 ----------   -------   ----------   --------   ----------------   ---------   -----------
MID CAP FUND
 Year Ended July 31, 2003          $10.42      11.08%      0.08%       1.15%         1.65%            59%        $ 9,085
 Year Ended July 31, 2002          $ 9.39     (22.14%)    (1.31%)      1.66%         1.83%           221%        $ 8,234
 Year Ended July 31, 2001+         $12.06     (27.65%)    (1.17%)      1.57%         1.65%           120%        $12,546
 Period Ended July 31, 2000(a)+    $16.67      (3.81%)P   (1.27%)PP    1.62%PP     1.65%PP            39%        $11,536
 Period Ended December 31,
   1999(b)+                        $17.33      73.30%P    (1.62%)PP    2.28%P        2.29%PP          20%        $ 2,357
SMALL CAP FUND
 Year Ended July 31, 2003          $ 7.22       1.26%     (1.25%)      1.60%         1.78%           221%        $ 5,929
 Year Ended July 31, 2002          $ 7.13     (29.55%)    (1.25%)      1.61%         1.77%           227%        $ 5,114
 Year Ended July 31, 2001+         $10.12     (10.33%)    (1.22%)      1.61%         1.77%           220%        $ 8,346
 Year Ended July 31, 2000          $12.52      49.05%     (1.11%)      1.53%         1.85%           318%        $ 8,408
 Year Ended July 31, 1999          $ 8.40      (8.10%)    (1.07%)      1.66%         2.68%           208%        $ 1,073
BALANCED FUND
 Year Ended July 31, 2003          $11.37       8.34%      2.03%       1.34%         1.42%            86%        $78,679
 Year Ended July 31, 2002          $10.89      (7.55%)     2.57%       1.34%         1.41%            34%        $69,674
 Year Ended July 31, 2001+         $12.46      13.93%      2.90%       1.31%         1.38%            14%        $54,978
 Year Ended July 31, 2000          $12.48      (1.05%)     3.28%       1.35%         1.37%            16%        $21,951
 Year Ended July 31, 1999          $14.93       9.40%      2.67%       1.34%         1.35%            23%        $43,223
SELECT EQUITY FUND
 Year Ended July 31, 2003          $11.89       8.77%      0.48%       1.34%         1.49%             8%        $ 7,034
 Year Ended July 31, 2002          $10.98      (2.01%)     0.28%       1.46%         1.71%            38%        $ 4,511
 Year Ended July 31, 2001+         $11.23      28.96%      0.05%       1.71%         2.07%            19%        $ 2,665
 Year Ended July 31, 2000+         $ 8.72     (19.86%)     0.67%       1.44%         1.96%            25%        $ 2,512
 Period Ended July 31, 1999(c)     $11.88      19.44%P    0.43%P      1.13%PP      1.81%PP            10%        $10,258

   # Excludes sales charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  P  Not annualized.
 PP  Annualized.
  (a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
 (b) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
  (c)For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

OTHER INFORMATION ABOUT THE FUNDS                           FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                                          NET REALIZED AND
                                                          UNREALIZED GAINS
                                                           (LOSSES) FROM
                                 NET ASSET      NET         INVESTMENTS,                               NET REALIZED
                                  VALUE,     INVESTMENT     FUTURES, AND     TOTAL FROM      NET        GAINS FROM
                                 BEGINNING     INCOME         FOREIGN        INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     (LOSS)       CURRENCIES*      ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
ENHANCED MARKET FUND
 Year Ended July 31, 2003         $ 9.16        0.08            0.70            0.78        (0.07)           --         (0.07)
 Year Ended July 31, 2002         $12.27        0.04           (2.96)          (2.92)       (0.03)        (0.16)        (0.19)
 Year Ended July 31, 2001+        $14.64        0.03           (2.15)          (2.12)       (0.03)        (0.22)        (0.25)
 Year Ended July 31, 2000         $13.86        0.07            1.23            1.30        (0.07)        (0.45)        (0.52)
 Period Ended July 31, 1999(a)    $10.00        0.09            3.89            3.98        (0.09)        (0.03)        (0.12)
INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2003         $ 7.81        0.01            0.87            0.88        (0.01)           --         (0.01)
 Year Ended July 31, 2002         $ 9.49        0.02           (1.70)          (1.68)          --            --            --
 Year Ended July 31, 2001+        $12.36        0.06           (2.54)          (2.48)       (0.03)        (0.36)        (0.39)
 Period Ended July 31, 2000(b)+   $13.27        0.05           (0.96)          (0.91)          --            --            --
 Year Ended December 31, 1999     $10.58        0.02            2.81            2.83        (0.14)           --         (0.14)
 Period Ended December 31,
   1998(c)                        $10.46        0.03            0.12            0.15        (0.03)           --         (0.03)
 Period Ended February 28,
   1998(d)                        $10.00       (0.02)           0.49            0.47        (0.01)           --         (0.01)
STRATEGIC PORTFOLIOS:
AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003         $ 7.04          --            0.69            0.69           --            --            --
 Year Ended July 31, 2002         $ 9.91       (0.02)          (2.21)          (2.23)          --         (0.64)        (0.64)
 Year Ended July 31, 2001+        $11.53        0.08           (0.39)          (0.31)       (0.15)        (1.16)        (1.31)
 Period Ended July 31, 2000(b)    $11.54        0.02           (0.01)           0.01        (0.02)           --         (0.02)
 Period Ended December 31,
   1999(e)                        $10.00        0.09            1.60            1.69        (0.11)        (0.04)        (0.15)


                                              NET ASSET
                                 REDEMPTION   VALUE, END    TOTAL
                                    FEES      OF PERIOD    RETURN#
                                 ----------   ----------   -------
ENHANCED MARKET FUND
 Year Ended July 31, 2003             --        $ 9.87       8.54%
 Year Ended July 31, 2002             --        $ 9.16     (24.10%)
 Year Ended July 31, 2001+            --        $12.27     (14.60%)
 Year Ended July 31, 2000             --        $14.64       9.46%
 Period Ended July 31, 1999(a)        --        $13.86      39.93%P
INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2003           0.01        $ 8.69      11.35%
 Year Ended July 31, 2002             --        $ 7.81     (17.70%)
 Year Ended July 31, 2001+            --        $ 9.49     (20.62%)
 Period Ended July 31, 2000(b)+       --        $12.36      (6.78%)P
 Year Ended December 31, 1999         --        $13.27      26.77%
 Period Ended December 31,
   1998(c)                            --        $10.58       1.42%P
 Period Ended February 28,
   1998(d)                            --        $10.46       4.71%P
STRATEGIC PORTFOLIOS:
AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003             --        $ 7.73       9.81%
 Year Ended July 31, 2002             --        $ 7.04     (23.76%)
 Year Ended July 31, 2001+            --        $ 9.91      (3.42%)
 Period Ended July 31, 2000(b)        --        $11.53       0.06%P
 Period Ended December 31,
   1999(e)                            --        $11.54      16.92%P

                                         RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                 -----------------------------------------------------------------

                                                            EXPENSES                   NET ASSETS,
                                    NET                      (BEFORE       PORTFOLIO     END OF
                                 INVESTMENT     NET        REDUCTIONS/     TURNOVER      PERIOD
                                   INCOME     EXPENSES   REIMBURSEMENTS)    RATE**       (000'S)
                                 ----------   --------   ---------------   ---------   -----------
ENHANCED MARKET FUND
 Year Ended July 31, 2003           0.81%      1.00%          1.12%           27%        $21,431
 Year Ended July 31, 2002           0.41%      1.07%          1.19%           34%        $17,473
 Year Ended July 31, 2001+          0.26%      1.04%          1.14%           42%        $24,666
 Year Ended July 31, 2000           0.48%      1.01%          1.22%           30%        $20,555
 Period Ended July 31, 1999(a)      0.79%PP    0.88%PP        1.52%PP         36%        $14,365
INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2003           1.25%      1.36%          1.86%           18%        $ 4,711
 Year Ended July 31, 2002           0.35%      1.60%          1.89%          160%        $ 3,932
 Year Ended July 31, 2001+          0.52%      1.62%          1.89%           45%        $ 2,685
 Period Ended July 31, 2000(b)+     0.69%PP    1.69%PP        2.01%PP         32%        $ 1,799
 Year Ended December 31, 1999       0.26%      1.59%          2.12%           40%        $ 1,033
 Period Ended December 31,
   1998(c)                          0.71%PP    1.81%PP        2.16%PP         62%        $   149
 Period Ended February 28,
   1998(d)                         (0.48%)PP   1.77%PP        2.27%PP         21%        $26,533
STRATEGIC PORTFOLIOS:
AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003          (0.02%)     0.66%          1.09%          100%        $11,310
 Year Ended July 31, 2002          (0.31%)     0.71%          1.12%           50%        $ 7,565
 Year Ended July 31, 2001+          0.78%      0.79%          1.20%           36%        $ 1,393
 Period Ended July 31, 2000(b)      0.26%PP    0.86%PP        1.24%PP         22%        $   476
 Period Ended December 31,
   1999(e)                          1.65%PP    0.96%PP        6.10%PP         95%        $   450

   # Excludes sales charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
  ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
   P Not annualized.
 PP  Annualized.
  (a)For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
  (b)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
  (c)For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
  (d)For the period from August 15, 1997 (commencement of operations) through February 28, 1998.
  (e)For the period from January 13, 1999 (commencement of operations) through December 31, 1999.

OTHER INFORMATION ABOUT THE FUNDS                           FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                                          NET REALIZED AND
                                                          UNREALIZED GAINS
                                                           (LOSSES) FROM
                                 NET ASSET      NET         INVESTMENTS,                               NET REALIZED
                                  VALUE,     INVESTMENT     FUTURES, AND     TOTAL FROM      NET        GAINS FROM
                                 BEGINNING     INCOME         FOREIGN        INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     (LOSS)       CURRENCIES*      ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
STRATEGIC PORTFOLIOS:
GROWTH PORTFOLIO
 Year Ended July 31, 2003         $ 7.59        0.07            0.62            0.69        (0.07)           --         (0.07)
 Year Ended July 31, 2002         $ 9.38        0.08           (1.48)          (1.40)       (0.09)        (0.30)        (0.39)
 Year Ended July 31, 2001+        $10.47        0.23           (0.42)          (0.19)       (0.23)        (0.67)        (0.90)
 Period Ended July 31, 2000(a)    $10.58        0.07           (0.11)          (0.04)       (0.07)           --         (0.07)
 Period Ended December 31,
   1999(b)                        $ 9.93        0.14            0.73            0.87        (0.14)        (0.08)        (0.22)
STRATEGIC PORTFOLIOS:
GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003         $ 8.33        0.12            0.56            0.68        (0.13)           --         (0.13)
 Year Ended July 31, 2002         $ 9.76        0.18           (1.14)          (0.96)       (0.19)        (0.28)        (0.47)
 Year Ended July 31, 2001+        $10.54        0.24           (0.07)           0.17        (0.32)        (0.63)        (0.95)
 Period Ended July 31, 2000(a)    $10.48        0.14            0.04            0.18        (0.12)           --         (0.12)
 Period Ended December 31,
   1999(c)                        $10.10        0.11            0.41            0.52        (0.11)        (0.03)        (0.14)
STRATEGIC PORTFOLIOS:
MODERATE GROWTH AND INCOME
 PORTFOLIO
 Year Ended July 31, 2003         $ 8.58        0.16            0.50            0.66        (0.17)        (0.03)        (0.20)
 Year Ended July 31, 2002         $ 9.74        0.21           (0.94)          (0.73)       (0.23)        (0.20)        (0.43)
 Year Ended July 31, 2001+        $10.06        0.32            0.15            0.47        (0.34)        (0.45)        (0.79)
 Period Ended July 31, 2000(a)    $ 9.96        0.14            0.10            0.24        (0.14)           --         (0.14)
 Period Ended December 31,
   1999(d)                        $ 9.86        0.17            0.16            0.33        (0.17)        (0.06)        (0.23)

                                                                RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------------

                                                                                   EXPENSES                   NET ASSETS,
                                 NET ASSET                 NET                      (BEFORE       PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS/     TURNOVER      PERIOD
                                 OF PERIOD    RETURN#     INCOME     EXPENSES   REIMBURSEMENTS)    RATE**       (000'S)
                                 ----------   -------   ----------   --------   ---------------   ---------   -----------
STRATEGIC PORTFOLIOS:
GROWTH PORTFOLIO
 Year Ended July 31, 2003          $ 8.21       9.18%      0.94%      0.61%          1.06%          128%        $10,978
 Year Ended July 31, 2002          $ 7.59     (15.49%)     0.96%      0.71%          1.14%           63%        $ 4,448
 Year Ended July 31, 2001+         $ 9.38      (2.04%)     2.31%      0.78%          1.22%           38%        $   981
 Period Ended July 31, 2000(a)     $10.47      (0.43%)P    1.27%PP    0.86%PP        1.25%PP         97%        $   763
 Period Ended December 31,
   1999(b)                         $10.58       8.85%P     2.44%PP    0.94%PP        9.41%PP         76%        $   164
STRATEGIC PORTFOLIOS:
GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003          $ 8.88       8.30%      1.51%      0.62%          0.86%          135%        $28,745
 Year Ended July 31, 2002          $ 8.33     (10.17%)     2.04%      0.60%          0.82%           69%        $14,312
 Year Ended July 31, 2001+         $ 9.76       1.61%      2.44%      0.63%          0.87%           51%        $ 6,535
 Period Ended July 31, 2000(a)     $10.54       1.69%P     2.15%PP    0.72%PP        0.88%PP         21%        $   271
 Period Ended December 31,
   1999(c)                         $10.48       5.21%P     2.44%PP    0.95%PP        2.27%PP         57%        $   535
STRATEGIC PORTFOLIOS:
MODERATE GROWTH AND INCOME
 PORTFOLIO
 Year Ended July 31, 2003          $ 9.04       7.85%      1.87%      0.64%          1.07%          136%        $10,988
 Year Ended July 31, 2002          $ 8.58      (7.80%)     2.48%      0.65%          1.07%           65%        $ 6,236
 Year Ended July 31, 2001+         $ 9.74       4.91%      3.26%      0.77%          1.20%           62%        $   231
 Period Ended July 31, 2000(a)     $10.06       2.43%P     2.85%PP    0.91%PP        1.26%PP         21%        $    48
 Period Ended December 31,
   1999(d)                         $ 9.96       3.37%P     3.32%PP    0.93%PP        9.78%PP        124%        $   172

   # Excludes sales charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
  ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
   P Not annualized.
 PP  Annualized.
  (a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
  (b)For the period from February 11, 1999 (commencement of operations) through December 31, 1999.
  (c)For the period from March 8, 1999 (commencement of operations) through December 31, 1999.
  (d)For the period from February 9, 1999 (commencement of operations) through December 31, 1999.

OTHER INFORMATION ABOUT THE FUNDS                           FINANCIAL HIGHLIGHTS

BOND FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                        INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                              ------------------------------------------   -------------------------------------
                                 NET ASSET       NET       NET REALIZED AND                             NET REALIZED
                                   VALUE,     INVESTMENT   UNREALIZED GAINS   TOTAL FROM      NET        GAINS FROM
                                 BEGINNING      INCOME      (LOSSES) FROM     INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD      (LOSS)       INVESTMENTS      ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ----------   ----------   ----------------   ----------   ----------   ------------   ---------
BOND FUND
 Year Ended July 31, 2003          $11.43        0.46            0.11            0.57        (0.52)        (0.15)        (0.67)
 Year Ended July 31, 2002          $11.13        0.53            0.36            0.89        (0.56)        (0.03)        (0.59)
 Year Ended July 31, 2001+         $10.52        0.58            0.62            1.20        (0.59)           --         (0.59)
 Year Ended July 31, 2000          $10.63        0.58           (0.06)           0.52        (0.61)        (0.02)        (0.63)
 Year Ended July 31, 1999          $11.05        0.61           (0.32)           0.29        (0.58)        (0.13)        (0.71)
LIMITED TERM BOND FUND
 Year Ended July 31, 2003          $10.70        0.36            0.01            0.37        (0.42)           --         (0.42)
 Year Ended July 31, 2002          $10.55        0.48            0.18            0.66        (0.51)           --         (0.51)
 Year Ended July 31, 2001+         $10.13        0.57            0.43            1.00        (0.58)           --         (0.58)
 Year Ended July 31, 2000          $10.29        0.59           (0.13)           0.46        (0.62)           --         (0.62)
 Year Ended July 31, 1999          $10.43        0.57           (0.15)           0.42        (0.56)           --         (0.56)
GOVERNMENT INCOME FUND
 Year Ended July 31, 2003          $10.26        0.41           (0.05)           0.36        (0.42)        (0.15)        (0.57)
 Year Ended July 31, 2002          $10.10        0.48            0.20            0.68        (0.52)           --         (0.52)
 Year Ended July 31, 2001+         $ 9.60        0.55            0.50            1.05        (0.55)           --         (0.55)
 Year Ended July 31, 2000          $ 9.62        0.56           (0.04)           0.52        (0.54)           --         (0.54)
 Year Ended July 31, 1999          $ 9.88        0.54           (0.28)           0.26        (0.52)           --         (0.52)

                                                                RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------------
                                                                                   EXPENSES                   NET ASSETS,
                                 NET ASSET                 NET                      (BEFORE       PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS/     TURNOVER      PERIOD
                                 OF PERIOD    RETURN#     INCOME     EXPENSES   REIMBURSEMENTS)     RATE*       (000'S)
                                 ----------   -------   ----------   --------   ---------------   ---------   -----------
BOND FUND
 Year Ended July 31, 2003          $11.33      5.04%      3.97%       0.99%          1.22%           33%        $50,591
 Year Ended July 31, 2002          $11.43      8.19%      4.69%       0.99%          1.20%           35%        $35,869
 Year Ended July 31, 2001+         $11.13     11.63%      5.30%       0.99%          1.20%           24%        $16,877
 Year Ended July 31, 2000          $10.52      5.10%      5.54%       0.91%          1.21%           27%        $ 9,500
 Year Ended July 31, 1999          $10.63      2.58%      5.46%       0.81%          1.20%           18%        $ 7,070
LIMITED TERM BOND FUND
 Year Ended July 31, 2003          $10.65      3.52%      3.28%       0.98%          1.22%           32%        $38,211
 Year Ended July 31, 2002          $10.70      6.44%      4.54%       1.00%          1.21%           29%        $22,813
 Year Ended July 31, 2001+         $10.55     10.12%      5.43%       1.00%          1.22%           44%        $ 9,918
 Year Ended July 31, 2000          $10.13      4.59%      5.60%       0.96%          1.24%           34%        $ 7,913
 Year Ended July 31, 1999          $10.29      4.01%      5.49%       0.81%          1.23%           39%        $ 2,716
GOVERNMENT INCOME FUND
 Year Ended July 31, 2003          $10.05      3.47%      3.84%       1.01%          1.23%           28%        $20,721
 Year Ended July 31, 2002          $10.26      6.96%      4.74%       1.00%          1.21%           18%        $ 8,800
 Year Ended July 31, 2001+         $10.10     11.25%      5.47%       0.99%          1.20%           25%        $ 5,672
 Year Ended July 31, 2000          $ 9.60      5.55%      5.77%       0.85%          1.30%           42%        $ 5,879
 Year Ended July 31, 1999          $ 9.62      2.62%      5.35%       0.70%          1.90%           27%        $ 5,436

   # Excludes sales charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

OTHER INFORMATION ABOUT THE FUNDS                           FINANCIAL HIGHLIGHTS

BOND FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                 NET ASSET                NET REALIZED AND                             NET REALIZED
                                  VALUE,        NET       UNREALIZED GAINS   TOTAL FROM      NET        GAINS FROM
                                 BEGINNING   INVESTMENT    (LOSSES) FROM     INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     INCOME       INVESTMENTS      ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
MUNICIPAL BOND FUND
 Year Ended July 31, 2003         $10.38        0.35           (0.05)           0.30        (0.33)        (0.03)        (0.36)
 Year Ended July 31, 2002         $10.18        0.37            0.23            0.60        (0.39)        (0.01)        (0.40)
 Year Ended July 31, 2001+        $ 9.76        0.39            0.41            0.80        (0.38)           --         (0.38)
 Year Ended July 31, 2000         $ 9.87        0.40           (0.06)           0.34        (0.40)        (0.05)        (0.45)
 Year Ended July 31, 1999         $10.13        0.41           (0.17)           0.24        (0.39)        (0.11)        (0.50)
FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2003         $10.79        0.36           (0.08)           0.28        (0.37)           --         (0.37)
 Year Ended July 31, 2002         $10.51        0.39            0.27            0.66        (0.38)           --         (0.38)
 Year Ended July 31, 2001+        $10.16        0.40            0.35            0.75        (0.40)           --         (0.40)
 Year Ended July 31, 2000         $10.22        0.44           (0.06)           0.38        (0.41)        (0.03)        (0.44)
 Year Ended July 31, 1999         $10.45        0.41           (0.18)           0.23        (0.40)        (0.06)        (0.46)
TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2003         $10.37        0.29           (0.05)           0.24        (0.28)           --         (0.28)
 Year Ended July 31, 2002         $10.10        0.31            0.27            0.58        (0.31)           --         (0.31)
 Year Ended July 31, 2001+        $ 9.74        0.36            0.36            0.72        (0.36)           --         (0.36)
 Period Ended July 31, 2000(a)    $ 9.55        0.21            0.18            0.39        (0.20)           --         (0.20)
 Year Ended December 31, 1999     $10.19        0.33           (0.64)          (0.31)       (0.33)           --         (0.33)
 Year Ended December 31, 1998     $10.18        0.35            0.08            0.43        (0.35)        (0.07)        (0.42)

                                                                RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------------
                                                                                   EXPENSES                   NET ASSETS,
                                 NET ASSET                 NET                      (BEFORE       PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS/     TURNOVER      PERIOD
                                 OF PERIOD    RETURN#     INCOME     EXPENSES   REIMBURSEMENTS)     RATE*       (000'S)
                                 ----------   -------   ----------   --------   ---------------   ---------   -----------
MUNICIPAL BOND FUND
 Year Ended July 31, 2003          $10.32      2.96%      3.35%       0.89%          1.21%            7%        $16,385
 Year Ended July 31, 2002          $10.38      6.05%      3.72%       0.89%          1.20%           10%        $11,553
 Year Ended July 31, 2001+         $10.18      8.36%      3.88%       0.89%          1.20%            5%        $ 8,022
 Year Ended July 31, 2000          $ 9.76      3.62%      4.12%       0.82%          1.20%            9%        $ 6,516
 Year Ended July 31, 1999          $ 9.87      2.31%      4.01%       0.71%          1.20%           21%        $ 2,694
FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2003          $10.70      2.58%      3.35%       0.84%          1.25%            6%        $ 6,955
 Year Ended July 31, 2002          $10.79      6.38%      3.64%       0.87%          1.26%           13%        $ 4,002
 Year Ended July 31, 2001+         $10.51      7.46%      3.79%       0.90%          1.29%            7%        $ 3,267
 Year Ended July 31, 2000          $10.16      3.99%      4.10%       0.74%          1.30%           11%        $ 2,655
 Year Ended July 31, 1999          $10.22      2.06%      4.00%       0.59%          1.26%           34%        $12,195
TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2003          $10.33      2.29%      2.70%       1.07%          1.34%           21%        $ 9,325
 Year Ended July 31, 2002          $10.37      5.87%      3.02%       1.08%          1.31%           60%        $ 3,432
 Year Ended July 31, 2001+         $10.10      7.55%      3.63%       1.09%          1.33%          123%        $ 3,764
 Period Ended July 31, 2000(a)     $ 9.74      4.15%P     3.78%PP     1.13%PP        1.27%PP         23%        $ 2,919
 Year Ended December 31, 1999      $ 9.55     (3.07%)     3.34%       1.25%          1.26%           64%        $ 3,324
 Year Ended December 31, 1998      $10.19      4.25%      3.37%       1.20%          1.20%          155%        $ 2,919

   # Excludes sales charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  P  Not annualized.
 PP  Annualized.
  (a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

OTHER INFORMATION ABOUT THE FUNDS                           FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                               INVESTMENT ACTIVITIES
                                                     ------------------------------------------      LESS
                                         NET ASSET                NET REALIZED AND                DIVIDENDS
                                           VALUE        NET       UNREALIZED GAINS   TOTAL FROM    FROM NET    NET ASSET
                                         BEGINNING   INVESTMENT    (LOSSES) FROM     INVESTMENT   INVESTMENT   VALUE, END    TOTAL
                                         OF PERIOD     INCOME       INVESTMENTS      ACTIVITIES     INCOME     OF PERIOD    RETURN#
                                         ---------   ----------   ----------------   ----------   ----------   ----------   -------
PRIME MONEY MARKET FUND
 Year Ended July 31, 2003                 $1.000       0.006               --          0.006        (0.006)      $1.000      0.63%
 Year Ended July 31, 2002                 $1.000       0.015               --          0.015        (0.015)      $1.000      1.53%
 Year Ended July 31, 2001                 $1.000       0.049               --          0.049        (0.049)      $1.000      5.03%
 Year Ended July 31, 2000                 $1.000       0.051               --          0.051        (0.051)      $1.000      5.20%
 Year Ended July 31, 1999                 $1.000       0.044               --          0.044        (0.044)      $1.000      4.48%
TREASURY RESERVE MONEY MARKET FUND
 Year Ended July 31, 2003                 $1.000       0.006               --          0.006        (0.006)      $1.000      0.56%
 Year Ended July 31, 2002                 $1.000       0.015               --          0.015        (0.015)      $1.000      1.53%
 Year Ended July 31, 2001                 $1.000       0.048               --          0.048        (0.048)      $1.000      4.95%
 Period Ended July 31, 2000(a)            $1.000       0.030               --          0.030        (0.030)      $1.000      3.07%P
 Year Ended December 31, 1999             $1.000       0.043               --          0.043        (0.043)      $1.000      4.38%
 Year Ended December 31, 1998             $1.000       0.046               --          0.046        (0.046)      $1.000      4.68%
TAX-EXEMPT MONEY MARKET FUND
 Year Ended July 31, 2003                 $1.000       0.005               --          0.005        (0.005)      $1.000      0.48%
 Year Ended July 31, 2002                 $0.999       0.009           (0.001)         0.008        (0.009)      $0.998      0.87%
 Year Ended July 31, 2001                 $0.998       0.028            0.001          0.029        (0.028)      $0.999      2.83%
 Year Ended July 31, 2000                 $1.000       0.031           (0.002)         0.029        (0.031)      $0.998      3.11%
 Year Ended July 31, 1999                 $1.000       0.026               --          0.026        (0.026)      $1.000      2.66%

                                           RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                         -----------------------------------------------------
                                                                    EXPENSES       NET ASSETS,
                                            NET                      (BEFORE         END OF
                                         INVESTMENT     NET        REDUCTIONS/       PERIOD
                                           INCOME     EXPENSES   REIMBURSEMENTS)     (000'S)
                                         ----------   --------   ---------------   -----------
PRIME MONEY MARKET FUND
 Year Ended July 31, 2003                  0.64%       0.80%          0.97%         $439,061
 Year Ended July 31, 2002                  1.53%       0.79%          0.94%         $551,767
 Year Ended July 31, 2001                  4.96%       0.77%          0.94%         $564,977
 Year Ended July 31, 2000                  5.35%       0.75%          0.94%         $645,275
 Year Ended July 31, 1999                  4.40%       0.78%          0.94%         $136,078
TREASURY RESERVE MONEY MARKET FUND
 Year Ended July 31, 2003                  0.60%       0.84%          1.01%         $ 46,753
 Year Ended July 31, 2002                  1.54%       0.79%          0.96%         $ 98,582
 Year Ended July 31, 2001                  4.90%       0.72%          0.95%         $ 99,777
 Period Ended July 31, 2000(a)             5.21%PP     0.65%PP        0.86%PP       $143,901
 Year Ended December 31, 1999              4.28%       0.60%          0.70%         $143,208
 Year Ended December 31, 1998              4.56%       0.77%          0.78%         $167,475
TAX-EXEMPT MONEY MARKET FUND
 Year Ended July 31, 2003                  0.48%       0.79%          0.97%         $ 33,748
 Year Ended July 31, 2002                  0.87%       0.81%          0.96%         $ 31,408
 Year Ended July 31, 2001                  2.84%       0.80%          0.96%         $ 40,728
 Year Ended July 31, 2000                  3.14%       0.71%          0.97%         $ 51,260
 Year Ended July 31, 1999                  2.64%       0.59%          0.98%         $ 22,844

   # Excludes sales charge.
  P  Not annualized.
 PP  Annualized.
  (a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

OTHER INFORMATION ABOUT THE FUNDS                           FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                 NET ASSET      NET       NET REALIZED AND                             NET REALIZED
                                  VALUE,     INVESTMENT   UNREALIZED GAINS   TOTAL FROM      NET        GAINS FROM
                                 BEGINNING     INCOME      (LOSSES) FROM     INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     (LOSS)       INVESTMENTS      ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
VALUE FUND
 Year Ended July 31, 2003         $12.57        0.05            0.79            0.84        (0.06)        (0.52)        (0.58)
 Year Ended July 31, 2002         $20.15       (0.02)          (5.93)          (5.95)       (0.02)        (1.61)        (1.63)
 Year Ended July 31, 2001+        $19.41       (0.03)           3.58            3.55        (0.04)        (2.77)        (2.81)
 Year Ended July 31, 2000         $25.14        0.07           (2.19)          (2.12)       (0.11)        (3.50)        (3.61)
 Year Ended July 31, 1999         $24.55        0.02            3.10            3.12        (0.06)        (2.47)        (2.53)
CAPITAL GROWTH FUND
 Year Ended July 31, 2003         $ 7.56       (0.10)           0.79            0.69           --            --            --
 Year Ended July 31, 2002         $10.39       (0.27)          (2.56)          (2.83)          --            --            --
 Year Ended July 31, 2001+        $14.46       (0.17)          (2.74)          (2.91)          --         (1.16)        (1.16)
 Period Ended July 31, 2000(a)    $13.93       (0.09)           0.62            0.53           --            --            --
 Year Ended December 31, 1999+    $13.92       (0.14)           2.91            2.77           --         (2.76)        (2.76)
 Period Ended December 31,
   1998(b)                        $13.10       (0.05)           3.35            3.30           --         (2.48)        (2.48)
LARGE CAP FUND
 Year Ended July 31, 2003         $14.94       (0.09)           1.46            1.37           --         (0.63)        (0.63)
 Year Ended July 31, 2002         $20.70       (0.15)          (4.42)          (4.57)          --         (1.19)        (1.19)
 Year Ended July 31, 2001+        $27.74       (0.21)          (2.77)          (2.98)          --         (4.06)        (4.06)
 Period Ended July 31, 2000(a)    $27.75       (0.13)           0.12           (0.01)          --            --            --
 Year Ended December 31, 1999+    $27.54       (0.23)           5.04            4.81           --         (4.60)        (4.60)
 Period Ended December 31,
   1998(d)                        $25.98          --            1.56            1.56           --            --            --

                                                                 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        ------------------------------------------------------------------
                                                                                    EXPENSES                   NET ASSETS,
                                 NET ASSET                 NET                      (BEFORE        PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS/      TURNOVER      PERIOD
                                 OF PERIOD    RETURN#     INCOME     EXPENSES   REIMBURSEMENTS)      RATE*       (000'S)
                                 ----------   -------   ----------   --------   ----------------   ---------   -----------
VALUE FUND
 Year Ended July 31, 2003          $12.83       7.17%      0.45%      2.11%          2.14%           117%        $28,786
 Year Ended July 31, 2002          $12.57     (31.68%)    (0.27%)     2.10%          2.11%            59%        $13,133
 Year Ended July 31, 2001+         $20.15      20.09%     (0.16%)     2.09%          2.10%            43%        $10,322
 Year Ended July 31, 2000          $19.41      (8.86%)     0.32%      2.10%          2.11%            17%        $ 7,949
 Year Ended July 31, 1999          $25.14      14.03%      0.05%      2.08%          2.09%            18%        $12,394
CAPITAL GROWTH FUND
 Year Ended July 31, 2003          $ 8.25       9.13%     (1.21%)     2.06%          2.13%           151%        $ 8,571
 Year Ended July 31, 2002          $ 7.56     (27.24%)    (3.86%)     2.04%          2.12%           115%        $ 8,746
 Year Ended July 31, 2001+         $10.39     (21.77%)    (1.35%)     1.96%          2.11%           100%        $ 8,967
 Period Ended July 31, 2000(a)     $14.46       3.80%P    (1.11%)PP  1.96%PP       2.07%PP            91%        $ 8,939
 Year Ended December 31, 1999+     $13.93      21.11%     (0.93%)     1.92%          1.93%           178%        $ 7,704
 Period Ended December 31,
   1998(b)                         $13.92      26.86%P    (0.95%)PP  2.04%PP          (c)            152%        $ 2,854
LARGE CAP FUND
 Year Ended July 31, 2003          $15.68       9.63%     (0.66%)     2.01%          2.14%             7%        $23,334
 Year Ended July 31, 2002          $14.94     (23.31%)    (0.80%)     2.01%          2.12%            11%        $21,739
 Year Ended July 31, 2001+         $20.70     (12.40%)    (0.91%)     2.00%          2.11%            10%        $28,118
 Period Ended July 31, 2000(a)     $27.74      (0.04%)P   (0.93%)PP  2.00%PP       2.07%PP            10%        $24,655
 Year Ended December 31, 1999+     $27.75      17.78%     (0.79%)     1.98%          2.00%            15%        $18,584
 Period Ended December 31,
   1998(d)                         $27.54       6.02%P     0.23%PP   1.10%PP       2.11%PP             3%        $   100

   # Excludes redemption charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  P  Not annualized.
 PP  Annualized.
  (a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
 (b) For the period from February 5, 1998 (commencement of operations) through December 31, 1998.
  (c)There was no fee reduction in this period.
 (d) For the period from December 15, 1998 (commencement of operations) through December 31, 1998.

OTHER INFORMATION ABOUT THE FUNDS                           FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                                          NET REALIZED AND
                                 NET ASSET      NET       UNREALIZED GAINS                             NET REALIZED
                                  VALUE,     INVESTMENT    (LOSSES) FROM     TOTAL FROM      NET        GAINS FROM
                                 BEGINNING     INCOME     INVESTMENTS AND    INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     (LOSS)         OPTIONS        ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
MID CAP FUND
 Year Ended July 31, 2003         $ 9.13       (0.07)           1.01            0.94           --            --            --
 Year Ended July 31, 2002         $11.83       (0.25)          (2.45)          (2.70)          --            --            --
 Year Ended July 31, 2001+        $16.52       (0.27)          (4.42)          (4.69)          --            --            --
 Period Ended July 31, 2000(a)+   $17.28       (0.20)          (0.56)          (0.76)          --            --            --
 Period Ended December 31,
   1999(b)+                       $10.00       (0.19)           7.47            7.28           --            --            --
SMALL CAP FUND
 Year Ended July 31, 2003         $ 6.89       (0.12)           0.15            0.03           --            --            --
 Year Ended July 31, 1997         $ 9.85       (0.17)          (2.79)          (2.96)          --            --            --
 Year Ended July 31, 2001+        $12.31       (0.22)          (1.03)          (1.25)          --         (1.21)        (1.21)
 Year Ended July 31, 2000         $ 8.31       (0.14)           4.14            4.00           --            --            --
 Year Ended July 31, 1999         $ 9.11       (0.14)          (0.66)          (0.80)          --            --            --
BALANCED FUND
 Year Ended July 31, 2003         $10.86        0.14            0.66            0.80        (0.18)        (0.14)        (0.32)
 Year Ended July 31, 2002         $12.42        0.22           (1.19)          (0.97)       (0.23)        (0.36)        (0.59)
 Year Ended July 31, 2001+        $12.45        0.28            1.26            1.54        (0.30)        (1.27)        (1.57)
 Year Ended July 31, 2000         $14.90        0.34           (0.64)          (0.30)       (0.37)        (1.78)        (2.15)
 Year Ended July 31, 1999         $15.16        0.29            0.95            1.24        (0.30)        (1.20)        (1.50)
SELECT EQUITY FUND
 Year Ended July 31, 2003         $10.77       (0.02)           0.88            0.86        (0.02)           --         (0.02)
 Year Ended July 31, 2002         $11.08       (0.03)          (0.28)          (0.31)          --            --            --
 Year Ended July 31, 2001+        $ 8.64       (0.08)           2.52            2.44           --            --            --
 Year Ended July 31, 2000+        $11.83       (0.01)          (2.34)          (2.35)       (0.03)        (0.81)        (0.84)
 Period Ended July 31, 1999 (c)   $ 9.98        0.02            1.86            1.88        (0.02)        (0.01)        (0.03)

                                                                 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        ------------------------------------------------------------------

                                                                                                               NET ASSETS,
                                 NET ASSET                 NET                  EXPENSES (BEFORE   PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS)      TURNOVER      PERIOD
                                 OF PERIOD    RETURN#     INCOME     EXPENSES    REIMBURSEMENTS      RATE*       (000'S)
                                 ----------   -------   ----------   --------   ----------------   ---------   -----------
MID CAP FUND
 Year Ended July 31, 2003          $10.07      10.30%     (0.68%)     1.90%          2.40%            59%        $ 6,525
 Year Ended July 31, 2002          $ 9.13     (22.82%)    (2.07%)     2.41%          2.58%           221%        $ 7,066
 Year Ended July 31, 2001+         $11.83     (28.29%)    (1.91%)     2.32%          2.41%           120%        $11,323
 Period Ended July 31, 2000(a)+    $16.52      (4.40%)P   (2.00%)PP   2.33%PP      2.37%PP            39%        $12,912
 Period Ended December 31,
   1999(b)+                        $17.28      72.80%P    (2.17%)PP   2.86%PP      2.86%PP            20%        $ 2,177
SMALL CAP FUND
 Year Ended July 31, 2003          $ 6.92       0.44%     (2.01%)     2.35%          2.53%           221%        $ 1,987
 Year Ended July 31, 1997          $ 6.89     (30.05%)    (2.01%)     2.36%          2.52%           227%        $ 2,014
 Year Ended July 31, 2001+         $ 9.85     (11.03%)    (1.97%)     2.36%          2.52%           220%        $ 2,975
 Year Ended July 31, 2000          $12.31      48.13%     (1.99%)     2.39%          2.59%           318%        $ 2,619
 Year Ended July 31, 1999          $ 8.31      (8.78%)    (1.83%)     2.41%          3.42%           208%        $   929
BALANCED FUND
 Year Ended July 31, 2003          $11.34       7.55%      1.27%      2.09%          2.17%            86%        $20,004
 Year Ended July 31, 2002          $10.86      (8.17%)     1.81%      2.09%          2.16%            34%        $16,742
 Year Ended July 31, 2001+         $12.42      13.03%      2.20%      2.06%          2.12%            14%        $ 9,004
 Year Ended July 31, 2000          $12.45      (1.80%)     2.54%      2.10%          2.12%            16%        $ 7,072
 Year Ended July 31, 1999          $14.90       8.66%      1.93%      2.09%          2.10%            23%        $10,131
SELECT EQUITY FUND
 Year Ended July 31, 2003          $11.61       7.98%     (0.28%)     2.08%          2.24%             8%        $ 7,758
 Year Ended July 31, 2002          $10.77      (2.77%)    (0.45%)     2.19%          2.44%            38%        $ 4,800
 Year Ended July 31, 2001+         $11.08      28.24%     (0.75%)     2.44%          2.80%            19%        $ 1,586
 Year Ended July 31, 2000+         $ 8.64     (20.47%)    (0.08%)     2.21%          2.72%            25%        $   715
 Period Ended July 31, 1999 (c)    $11.83      18.83%P    (0.49%)PP   1.99%PP      2.58%PP            10%        $ 1,933

   # Excludes redemption charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  P  Not annualized.
 PP  Annualized.
  (a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
 (b) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
  (c)For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

OTHER INFORMATION ABOUT THE FUNDS

                                                            FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                         INVESTMENT ACTIVITIES                        LESS DIVIDENDS FROM
                                             ---------------------------------------------   -------------------------------------
                                                           NET REALIZED AND
                                                           UNREALIZED GAINS
                                 NET ASSET      NET          (LOSSES) FROM                                NET REALIZED
                                  VALUE,     INVESTMENT      INVESTMENTS,       TOTAL FROM      NET        GAINS FROM
                                 BEGINNING     INCOME        FUTURES, AND       INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     (LOSS)     FOREIGN CURRENCIES*   ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   -------------------   ----------   ----------   ------------   ---------
ENHANCED MARKET FUND
 Year Ended July 31, 2003         $ 8.99        0.01              0.69             0.70        (0.01)           --         (0.01)
 Year Ended July 31, 2002         $12.11       (0.05)            (2.91)           (2.96)          --         (0.16)        (0.16)
 Year Ended July 31, 2001+        $14.55       (0.06)            (2.14)           (2.20)       (0.02)        (0.22)        (0.24)
 Year Ended July 31, 2000         $13.82       (0.04)             1.22             1.18           --         (0.45)        (0.45)
 Period Ended July 31, 1999(a)    $10.30        0.03              3.55             3.58        (0.03)        (0.03)        (0.06)

INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2003         $ 7.64          --              0.85             0.85           --            --            --
 Year Ended July 31, 2002         $ 9.35       (0.03)            (1.68)           (1.71)          --            --            --
 Year Ended July 31, 2001+        $12.25       (0.05)            (2.49)           (2.54)          --         (0.36)        (0.36)
 Period Ended July 31, 2000(b)+   $13.21          --             (0.96)           (0.96)          --            --            --
 Period Ended December 31,
 1999(c)                          $10.66       (0.02)             2.69             2.67        (0.12)           --         (0.12)

STRATEGIC PORTFOLIOS:
AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003         $ 6.87       (0.03)             0.65             0.62           --            --            --
 Year Ended July 31, 2002         $ 9.77       (0.07)            (2.19)           (2.26)          --         (0.64)        (0.64)
 Year Ended July 31, 2001+        $11.42        0.06             (0.44)           (0.38)       (0.11)        (1.16)        (1.27)
 Period Ended July 31, 2000(b)    $11.47       (0.03)            (0.02)           (0.05)          --            --            --
 Period Ended December 31,
 1999(d)                          $10.03        0.07              1.50             1.57        (0.09)        (0.04)        (0.13)

STRATEGIC PORTFOLIOS: GROWTH
PORTFOLIO
 Year Ended July 31, 2003         $ 7.55        0.01              0.62             0.63        (0.02)           --         (0.02)
 Year Ended July 31, 2002         $ 9.34        0.02             (1.48)           (1.46)       (0.03)        (0.30)        (0.33)
 Year Ended July 31, 2001+        $10.44        0.15             (0.41)           (0.26)       (0.17)        (0.67)        (0.84)
 Period Ended July 31, 2000(b)    $10.57        0.03             (0.12)           (0.09)       (0.04)           --         (0.04)
 Period Ended December 31,
 1999(e)                          $ 9.84        0.12              0.81             0.93        (0.12)        (0.08)        (0.20)

STRATEGIC PORTFOLIOS: GROWTH
AND INCOME PORTFOLIO
 Year Ended July 31, 2003         $ 8.32        0.06              0.56             0.62        (0.08)           --         (0.08)
 Year Ended July 31, 2002         $ 9.77        0.12             (1.16)           (1.04)       (0.13)        (0.28)        (0.41)
 Year Ended July 31, 2001+        $10.53        0.24             (0.12)            0.12        (0.25)        (0.63)        (0.88)
 Period Ended July 31, 2000(b)    $10.50        0.10              0.02             0.12        (0.09)           --         (0.09)
 Period Ended December 31,
 1999(d)                          $10.00        0.08              0.53             0.61        (0.08)        (0.03)        (0.11)

STRATEGIC PORTFOLIOS: MODERATE
GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003         $ 8.56        0.09              0.50             0.59        (0.11)        (0.03)        (0.14)
 Year Ended July 31, 2002         $ 9.71        0.17             (0.95)           (0.78)       (0.17)        (0.20)        (0.37)
 Year Ended July 31, 2001+        $10.04        0.25              0.15             0.40        (0.28)        (0.45)        (0.73)
 Period Ended July 31, 2000(b)    $ 9.96        0.13              0.07             0.20        (0.12)           --         (0.12)
 Period Ended December 31,
 1999(f)                          $10.00        0.13              0.02             0.15        (0.13)        (0.06)        (0.19)

                                                                 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        ------------------------------------------------------------------

                                                                                                               NET ASSETS,
                                 NET ASSET                 NET                  EXPENSES (BEFORE   PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS)      TURNOVER      PERIOD
                                 OF PERIOD    RETURN#     INCOME     EXPENSES    REIMBURSEMENTS     RATE**       (000'S)
                                 ----------   -------   ----------   --------   ----------------   ---------   -----------
ENHANCED MARKET FUND
 Year Ended July 31, 2003          $ 9.68      7.79%       0.06%      1.75%          1.87%            27%        $ 9,566
 Year Ended July 31, 2002          $ 8.99     (24.73%)    (0.34%)     1.82%          1.94%            34%        $ 8,644
 Year Ended July 31, 2001+         $12.11     (15.28%)    (0.48%)     1.80%          1.89%            42%        $13,713
 Year Ended July 31, 2000          $14.55      8.65%      (0.31%)     1.77%          1.93%            30%        $17,095
 Period Ended July 31, 1999(a)     $13.82     34.85%P     (0.12%)PP  1.73%PP       2.28%PP            36%        $ 6,132
INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2003          $ 8.49     11.13%       0.75%      2.11%          2.61%            18%        $   810
 Year Ended July 31, 2002          $ 7.64     (18.29%)    (0.39%)     2.36%          2.64%           160%        $   471
 Year Ended July 31, 2001+         $ 9.35     (21.25%)    (0.44%)     2.38%          2.65%            45%        $   516
 Period Ended July 31, 2000(b)+    $12.25     (7.19%)P    (0.04%)PP  2.47%PP       2.72%PP            32%        $   595
 Period Ended December 31,
 1999(c)                           $13.21     25.98%P     (0.54%)PP  2.45%PP       2.73%PP            40%        $   228
STRATEGIC PORTFOLIOS:
AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003          $ 7.49      9.02%      (0.78%)     1.40%          1.83%           100%        $ 2,014
 Year Ended July 31, 2002          $ 6.87     (24.43%)    (1.04%)     1.46%          1.87%            50%        $   761
 Year Ended July 31, 2001+         $ 9.77     (4.06%)      0.58%      1.52%          1.93%            36%        $   386
 Period Ended July 31, 2000(b)     $11.42     (0.43%)P    (0.44%)PP  1.56%PP       1.94%PP            22%        $   390
 Period Ended December 31,
 1999(d)                           $11.47     15.70%P      0.92%PP   1.52%PP       7.86%PP            95%        $   456
STRATEGIC PORTFOLIOS: GROWTH
PORTFOLIO
 Year Ended July 31, 2003          $ 8.16      8.39%       0.19%      1.36%          1.81%           128%        $ 4,491
 Year Ended July 31, 2002          $ 7.55     (16.13%)     0.22%      1.45%          1.89%            63%        $ 1,886
 Year Ended July 31, 2001+         $ 9.34     (2.82%)      1.53%      1.53%          1.97%            38%        $ 1,710
 Period Ended July 31, 2000(b)     $10.44     (0.84%)P     0.46%PP   1.56%PP       1.97%PP            97%        $ 1,241
 Period Ended December 31,
 1999(e)                           $10.57      9.48%P      2.14%PP   1.55%PP       6.75%PP            76%        $   998
STRATEGIC PORTFOLIOS: GROWTH
AND INCOME PORTFOLIO
 Year Ended July 31, 2003          $ 8.86      7.45%       0.76%      1.37%          1.61%           135%        $ 3,839
 Year Ended July 31, 2002          $ 8.32     (10.98%)     1.31%      1.35%          1.58%            69%        $ 1,607
 Year Ended July 31, 2001+         $ 9.77      1.09%       2.40%      1.37%          1.60%            51%        $ 1,656
 Period Ended July 31, 2000(b)     $10.53      1.13%P      1.58%PP   1.40%PP       1.57%PP            21%        $ 1,613
 Period Ended December 31,
 1999(d)                           $10.50      6.10%P      1.74%PP   1.52%PP       4.26%PP            57%        $ 1,725
STRATEGIC PORTFOLIOS: MODERATE
GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003          $ 9.01      7.02%       1.12%      1.40%          1.82%           136%        $ 2,812
 Year Ended July 31, 2002          $ 8.56     (8.38%)      1.74%      1.39%          1.81%            65%        $   970
 Year Ended July 31, 2001+         $ 9.71      4.09%       2.59%      1.51%          1.92%            62%        $ 1,231
 Period Ended July 31, 2000(b)     $10.04      2.00%P      2.19%PP   1.55%PP       1.88%PP            21%        $   832
 Period Ended December 31,
 1999(f)                           $ 9.96      1.50%P      2.80%PP   1.54%PP       6.90%PP           124%        $   941

#    Excludes redemption charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
P    Not annualized.
PP   Annualized.
(a) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(c) For the period from February 2, 1999 (commencement of operations) through December 31, 1999.
(d) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
(e) For the period from February 15, 1999 (commencement of operations) through December 31, 1999.
(f) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.

OTHER INFORMATION ABOUT THE FUNDS

                                                            FINANCIAL HIGHLIGHTS

BOND FUNDS -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                 NET ASSET                NET REALIZED AND                             NET REALIZED
                                  VALUE,        NET       UNREALIZED GAINS   TOTAL FROM      NET        GAINS FROM
                                 BEGINNING   INVESTMENT    (LOSSES) FROM     INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     INCOME       INVESTMENTS      ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
BOND FUND
 Year Ended July 31, 2003         $11.40        0.37            0.11            0.48        (0.43)        (0.15)        (0.58)
 Year Ended July 31, 2002         $11.10        0.43            0.37            0.80        (0.47)        (0.03)        (0.50)
 Year Ended July 31, 2001+        $10.50        0.50            0.61            1.11        (0.51)           --         (0.51)
 Year Ended July 31, 2000         $10.60        0.49           (0.05)           0.44        (0.52)        (0.02)        (0.54)
 Year Ended July 31, 1999         $11.04        0.50           (0.31)           0.19        (0.50)        (0.13)        (0.63)
LIMITED TERM BOND FUND
 Year Ended July 31, 2003         $10.69        0.28            0.01            0.29        (0.34)           --         (0.34)
 Year Ended July 31, 2002         $10.54        0.42            0.17            0.59        (0.44)           --         (0.44)
 Year Ended July 31, 2001+        $10.13        0.49            0.42            0.91        (0.50)           --         (0.50)
 Year Ended July 31, 2000         $10.27        0.48           (0.10)           0.38        (0.52)           --         (0.52)
 Period Ended July 31, 1999(a)    $10.58        0.27           (0.30)          (0.03)       (0.28)           --         (0.28)
GOVERNMENT INCOME FUND
 Year Ended July 31, 2003         $10.26        0.33           (0.06)           0.27        (0.34)        (0.15)        (0.49)
 Year Ended July 31, 2002         $10.10        0.42            0.19            0.61        (0.45)           --         (0.45)
 Year Ended July 31, 2001+        $ 9.61        0.47            0.51            0.98        (0.49)           --         (0.49)
 Period Ended July 31, 2000(b)    $ 9.48        0.18            0.10            0.28        (0.15)           --         (0.15)

                                                                 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        ------------------------------------------------------------------
                                                                                                               NET ASSETS,
                                 NET ASSET                 NET                  EXPENSES (BEFORE   PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS/      TURNOVER      PERIOD
                                 OF PERIOD    RETURN#     INCOME     EXPENSES   REIMBURSEMENTS)      RATE*       (000'S)
                                 ----------   -------   ----------   --------   ----------------   ---------   -----------
BOND FUND
 Year Ended July 31, 2003          $11.30      4.27%      3.24%       1.74%          1.97%            33%        $10,168
 Year Ended July 31, 2002          $11.40      7.43%      3.90%       1.74%          1.95%            35%        $ 9,796
 Year Ended July 31, 2001+         $11.10     10.77%      4.55%       1.73%          1.95%            24%        $ 7,342
 Year Ended July 31, 2000          $10.50      4.30%      4.72%       1.74%          1.96%            27%        $ 3,636
 Year Ended July 31, 1999          $10.60      1.58%      4.63%       1.71%          1.95%            18%        $ 2,521
LIMITED TERM BOND FUND
 Year Ended July 31, 2003          $10.64      2.76%      2.52%       1.73%          1.97%            32%        $23,190
 Year Ended July 31, 2002          $10.69      5.69%      3.78%       1.75%          1.96%            29%        $10,307
 Year Ended July 31, 2001+         $10.54      9.20%      4.66%       1.75%          1.97%            44%        $ 2,614
 Year Ended July 31, 2000          $10.13      3.85%      4.79%       1.76%          1.99%            34%        $ 1,815
 Period Ended July 31, 1999(a)     $10.27     (0.33%)P  4.61%PP      1.69%PP       1.96%PP            39%        $ 1,599
GOVERNMENT INCOME FUND
 Year Ended July 31, 2003          $10.04      2.61%      3.08%       1.76%          1.98%            43%        $10,228
 Year Ended July 31, 2002          $10.26      6.18%      4.00%       1.75%          1.96%            18%        $ 3,542
 Year Ended July 31, 2001+         $10.10     10.36%      4.65%       1.74%          1.95%            25%        $ 1,635
 Period Ended July 31, 2000(b)     $ 9.61      2.98%P   4.77%PP      1.75%PP       1.98%PP            42%        $   520

   # Excludes redemption charge.
   + Net investment income is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  P  Not annualized.
 PP  Annualized.
  (a)For the period from January 21, 1999 (commencement of operations) through July 31, 1999.
 (b) For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

OTHER INFORMATION ABOUT THE FUNDS

                                                            FINANCIAL HIGHLIGHTS

BOND FUNDS -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                 NET ASSET                NET REALIZED AND                             NET REALIZED
                                  VALUE,        NET       UNREALIZED GAINS   TOTAL FROM      NET        GAINS FROM
                                 BEGINNING   INVESTMENT    (LOSSES) FROM     INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     INCOME       INVESTMENTS      ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
MUNICIPAL BOND FUND
 Year Ended July 31, 2003         $10.36        0.27           (0.04)           0.23        (0.25)        (0.03)        (0.28)
 Year Ended July 31, 2002         $10.17        0.30            0.22            0.52        (0.32)        (0.01)        (0.33)
 Year Ended July 31, 2001+        $ 9.75        0.32            0.41            0.73        (0.31)           --         (0.31)
 Year Ended July 31, 2000         $ 9.87        0.31           (0.05)           0.26        (0.33)        (0.05)        (0.38)
 Period Ended July 31, 1999(a)    $10.28        0.14           (0.41)          (0.27)       (0.14)           --         (0.14)
FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2003         $10.76        0.29           (0.08)           0.21        (0.29)           --         (0.29)
 Year Ended July 31, 2002         $10.49        0.29            0.28            0.57        (0.30)           --         (0.30)
 Year Ended July 31, 2001+        $10.15        0.32            0.34            0.66        (0.32)           --         (0.32)
 Year Ended July 31, 2000         $10.20        0.32           (0.01)           0.31        (0.33)        (0.03)        (0.36)
 Period Ended July 31, 1999(b)    $10.52        0.12           (0.30)          (0.18)       (0.14)           --         (0.14)
TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2003         $10.38        0.20           (0.04)           0.16        (0.20)           --         (0.20)
 Year Ended July 31, 2002         $10.12        0.24            0.26            0.50        (0.24)           --         (0.24)
 Year Ended July 31, 2001+        $ 9.76        0.29            0.36            0.65        (0.29)           --         (0.29)
 Period Ended July 2000(c)        $ 9.57        0.17            0.18            0.35        (0.16)           --         (0.16)
 Year Ended December 31, 1999     $10.21        0.27           (0.64)          (0.37)       (0.27)           --         (0.27)
 Period Ended December 31,
   1998(d)                        $10.22        0.26            0.06            0.32        (0.26)        (0.07)        (0.33)

                                                                 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                         -----------------------------------------------------------------
                                                                                                               NET ASSETS,
                                 NET ASSET                  NET                  EXPENSES BEFORE   PORTFOLIO     END OF
                                 VALUE END     TOTAL     INVESTMENT     NET        REDUCTIONS      TURNOVER      PERIOD
                                 OF PERIOD    RETURNS#     INCOME     EXPENSES   REIMBURSEMENTS      RATE*       (000'S)
                                 ----------   --------   ----------   --------   ---------------   ---------   -----------
MUNICIPAL BOND FUND
 Year Ended July 31, 2003          $10.31       2.19%      2.61%       1.64%          1.96%            7%        $4,496
 Year Ended July 31, 2002          $10.36       5.20%      2.95%       1.64%          1.95%           10%        $3,844
 Year Ended July 31, 2001+         $10.17       7.60%      3.12%       1.64%          1.95%            5%        $1,777
 Year Ended July 31, 2000          $ 9.75       2.75%      3.30%       1.64%          1.96%            9%        $  889
 Period Ended July 31, 1999(a)     $ 9.87      (2.60%)P  3.17%PP      1.60%PP       1.87%PP           21%        $   16
FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2003          $10.68       1.91%      2.61%       1.59%          2.00%            6%        $3,807
 Year Ended July 31, 2002          $10.76       5.56%      2.90%       1.62%          2.01%           13%        $2,647
 Year Ended July 31, 2001+         $10.49       6.61%      3.03%       1.64%          2.04%            7%        $1,385
 Year Ended July 31, 2000          $10.15       3.14%      3.22%       1.62%          2.05%           11%        $  729
 Period Ended July 31, 1999(b)     $10.20       1.77%P   3.06%PP      1.49%PP       2.00%PP           34%        $  569
TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2003          $10.34       1.56%      1.95%       1.82%          2.09%           21%        $2,936
 Year Ended July 31, 2002          $10.38       4.98%      2.29%       1.82%          2.07%           60%        $1,839
 Year Ended July 31, 2001+         $10.12       6.75%      2.85%       1.84%          2.08%          123%        $1,432
 Period Ended July 2000(c)         $ 9.76       3.74%P   3.07%PP      1.83%PP       1.96%PP           23%        $1,054
 Year Ended December 31, 1999      $ 9.57      (3.65%)     2.72%       1.84%          1.85%           64%        $1,288
 Period Ended December 31,
   1998(d)                         $10.21       3.17%P   2.50%PP      1.95%PP     (e)                155%        $1,397

   # Excludes redemption charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  P  Not annualized.
 PP  Annualized.
  (a)For the period from February 3, 1999 (commencement of operations) through July 31, 1999.
 (b) For the period from March 16, 1999 (commencement of operations) through July 31, 1999.
  (c)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the amsouth funds, the Fund changed its fiscal year end to July 31.
 (d) For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
  (e)There were no fee reductions in this period.

AMSOUTH FUNDS

                                                            FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                 NET ASSET                     LESS
                                   VALUE        NET       DIVIDENDS FROM   NET ASSET
                                 BEGINNING   INVESTMENT   NET INVESTMENT   VALUE, END    TOTAL
                                 OF PERIOD     INCOME         INCOME       OF PERIOD    RETURN#
                                 ---------   ----------   --------------   ----------   -------
PRIME MONEY MARKET FUND
 Year Ended July 31, 2003         $1.000       0.003          (0.003)        $1.000      0.26%
 Year Ended July 31, 2002         $1.000       0.008          (0.008)        $1.000      0.77%
 Year Ended July 31, 2001         $1.000       0.042          (0.042)        $1.000      4.25%
 Year Ended July 31, 2000         $1.000       0.042          (0.042)        $1.000      4.31%
 Year Ended July 31, 1999         $1.000       0.035          (0.035)        $1.000      3.55%

                                    RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                 ------------------------------------------------------
                                                                            NET ASSETS
                                    NET                  EXPENSES (BEFORE     END OF
                                 INVESTMENT     NET        REDUCTIONS/        PERIOD
                                   INCOME     EXPENSES   REIMBURSEMENTS)      (000'S)
                                 ----------   --------   ----------------   -----------
PRIME MONEY MARKET FUND
 Year Ended July 31, 2003           0.26%       1.18%          1.72%          $3,567
 Year Ended July 31, 2002           0.71%       1.54%          1.69%          $3,891
 Year Ended July 31, 2001           3.75%       1.52%          1.69%          $1,908
 Year Ended July 31, 2000           4.35%       1.61%          1.69%          $  727
 Year Ended July 31, 1999           4.51%       1.69%          1.70%          $  224

   # Excludes redemption charge.

                              [AMSOUTH FUNDS LOGO]

                               3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                        AMSOUTH FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-800-451-8382
                        INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM

You can review the Funds' Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

- Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

                                   PROSPECTUS

                                 CLASS I SHARES

                                DECEMBER 1, 2003

                              [AMSOUTH FUNDS LOGO]

--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMSOUTH FUNDS                                                  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                      DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                                            [LOGO]
Carefully review this important                           3  Overview
section, which summarizes each                            4  EQUITY FUNDS
Fund's investments, risks, past                           5  Value Fund
performance, and fees.                                    8  Select Equity Fund
                                                         11  Enhanced Market Fund
                                                         14  Large Cap Fund
                                                         17  Capital Growth Fund
                                                         20  Mid Cap Fund
                                                         23  Small Cap Fund
                                                         26  International Equity Fund
                                                         29  HYBRID FUNDS
                                                         30  Balanced Fund
                                                         33  Strategic Portfolios: Aggressive Growth Portfolio
                                                         37  Strategic Portfolios: Growth Portfolio
                                                         41  Strategic Portfolios: Growth and Income Portfolio
                                                         45  Strategic Portfolios: Moderate Growth and Income Portfolio
                                                         49  BOND FUNDS
                                                         50  Government Income Fund
                                                         53  Limited Term Bond Fund
                                                         56  Bond Fund
                                                         59  Municipal Bond Fund
                                                         62  Florida Tax-Exempt Fund
                                                         65  Tennessee Tax-Exempt Fund
                                                         68  MONEY MARKET FUNDS
                                                         69  Prime Money Market Fund
                                                         73  Treasury Reserve Money Market Fund
                                                         76  Tax-Exempt Money Market Fund

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]

Review this section for additional                       79  EQUITY FUNDS
information on investment                                79  Value Fund
strategies and their risks.                              79  Select Equity Fund
                                                         79  Enhanced Market Fund
                                                         79  Large Cap Fund
                                                         79  Capital Growth Fund
                                                         79  Mid Cap Fund
                                                         80  Small Cap Fund
                                                         80  International Equity Fund
                                                         81  Equity Funds and Bond Funds
                                                         81  HYBRID FUNDS
                                                         81  Balanced Fund
                                                         81  Strategic Portfolios: Aggressive Growth Portfolio
                                                         81  Strategic Portfolios: Growth Portfolio
                                                         81  Strategic Portfolios: Growth and Income Portfolio
                                                         81  Strategic Portfolios: Moderate Growth and
                                                              Income Portfolio
                                                         81  BOND FUNDS
                                                         81  Government Income Fund
                                                         82  Limited Term Bond Fund
                                                         82  Bond Fund
                                                         82  Municipal Bond Fund
                                                         83  Florida Tax-Exempt Fund
                                                         83  Tennessee Tax-Exempt Fund
                                                         83  MONEY MARKET FUNDS
                                                         83  Prime Money Market Fund
                                                         84  Treasury Reserve Money Market Fund
                                                         84  Tax-Exempt Money Market Fund


--------------------------------------------------------------------------------
AMSOUTH FUNDS                                                  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                       90  The Investment Advisor
the people and organizations who                         91  The Investment Sub-Advisors
oversee the Funds.                                       95  Portfolio Managers
                                                         96  The Distributor and Administrator

                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                       97  Choosing a Share Class
how shares are valued, how to                            98  Pricing of Fund Shares
purchase, sell and exchange                             100  Purchasing and Adding to Your Shares
shares, related charges and                             101  Selling Your Shares
payments of dividends and                               103  General Policies on Selling Shares
distributions.                                          105  Exchanging Your Shares
                                                        106  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [LOGO]
                                                        108  Financial Highlights

------------------------------------------------------------------------------------------------------
[ICON] DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                                OVERVIEW
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

    THE FUNDS                             AmSouth Funds is a mutual fund family that offers different classes of shares in separate investment portfolios
                                          ("Funds"). This prospectus gives you important information about the Class I Shares of the Equity Funds, the Hybrid
                                          Funds, the Bond Funds and the Money Market Funds that you
                                          should know before investing. The Funds also offer two
                                          additional classes of shares called Class A Shares and Class
                                          B Shares which are offered in separate prospectuses. Please read this prospectus and keep it for future reference.

                                          Each of the Funds described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.

                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR
                                          ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                          AGENCY.

                                          Each Fund has its own investment objective and strategies
                                          for reaching that objective. Before investing, make sure
                                          that the Fund's objective matches your own. Each Fund's
                                          portfolio manager(s) invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          objective. A manager's judgments about the stock markets,
                                          economy and companies, or selecting investments may cause a
                                          Fund to outperform or underperform other funds with similar objectives.

                                          The investment objective of each Fund is fundamental and may not be changed without a vote of majority of the outstanding shares of that Fund. There is no assurance that any Fund
                                          will achieve its investment objective.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                                       OVERVIEW
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------
                          EQUITY FUNDS

                                          These Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a
                                          limited extent, preferred stocks and convertible securities.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - seeking a long-term goal such as retirement
                                            - looking to add a growth component to your portfolio
                                            - willing to accept the risks of investing in the stock
                                              markets

                                          These Funds may not be appropriate if you are:
                                            - pursuing a short-term goal or investing emergency
                                              reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                             AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks capital growth by investing primarily in a
                                          diversified portfolio of common stock and securities
                                          convertible into common stock, such as convertible bonds and convertible preferred stock. The production of current
                                          income is an incidental objective.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks that the Advisor believes to be undervalued.

                                          In managing the Fund's portfolio, the Advisor uses a variety of economic projections, quantitative techniques, and
                                          earnings projections in formulating individual stock
                                          purchase and sale decisions. The Advisor selects investments believed to have basic investment value that will eventually be recognized by other investors, thus increasing their
                                          value to the Fund.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the Statement of Additional
                                          Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses - undervalued
                                          stocks - will underperform other kinds of investments or
                                          market averages.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                                   5

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R)/Barra Value Index, a widely recognized, unmanaged index of the stocks in the S&P 500(R) Index having the highest price-to-book ratios. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1,2) (%)
                                  [BAR GRAPH]

                       1993                                18.38
                       1994                                 0.37
                       1995                                27.40
                       1996                                15.75
                       1997                                32.23
                       1998                                18.13
                       1999                                 4.02
                       2000                                 5.14
                       2001                                 4.21
                       2002                               -29.26

The Fund's total return from 1/1/03 to 9/30/03 was 10.07%.

                  Best quarter:           16.62%    12/31/98
                  Worst quarter:         -26.41%     9/30/02

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                                     1         5         10
                                                   YEAR      YEARS     YEARS

 CLASS I SHARES(2)
 Return Before Taxes                              -29.26%   -0.97%      8.24%
 Return After Taxes on Distributions              -30.08%   -3.40%      6.00%
 Return After Taxes on Distributions and Sale of
  Fund Shares                                     -17.41%   -0.57%      6.66%
 S&P 500(R)/BARRA VALUE INDEX(3)                  -20.85%   -0.85%      9.39%
      -----------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and other distributions.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date.

(3) "S&P 500" and "S&P" are registered service marks of Standard & Poors, a division of McGraw-Hill Companies Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------
As an investor in the Value Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

         SHAREHOLDER TRANSACTION EXPENSES         CLASS I
         (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

         Maximum Sales Charge (Load) on
         Purchases                                  None
         Maximum Deferred Sales Charge (Load)       None
         Redemption Fee(2)                         2.00%

         ANNUAL FUND OPERATING EXPENSES           CLASS I
                                                  SHARES

         (FEES PAID FROM FUND ASSETS)
         Management Fee                            0.80%
         Distribution and/or Service (12b-1) Fee    None
         Other Expenses(3)                         0.49%
           Total Fund Operating Expenses(3)        1.29%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.40% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.20%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE


                                 1    3      5       10
                              YEAR   YEARS  YEARS  YEARS
 CLASS I SHARES               $131   $409   $708   $1,556

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                     AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital by investing
                                          primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible
                                          preferred stocks. The Fund's investment sub-advisor does not currently intend to purchase convertible securities.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks of companies
                                          with market capitalizations greater than $2 billion at the time of purchase and that possess a dominant market share
                                          and have barriers, such as a patent or well-known brand
                                          name, that shield their market share and profits from
                                          competitors.

                                          In managing the Fund's portfolio, the sub-advisor
                                          continuously monitors a universe of companies possessing
                                          "market power" to looks for opportunities to purchase these stocks at reasonable prices. "Market power" is a combination of dominant market share and a barrier that protects that
                                          market share. In selecting individual securities, the sub-
                                          advisor looks for companies that appears undervalued. The
                                          sub-advisor then conducts a fundamental analysis of the
                                          stock, the industry and the industry structure. The sub-
                                          advisor will then purchase those companies whose market
                                          power, in the sub-advisor's opinion, is intact. As a result, the sub-advisor may focus on a relatively limited number of stocks (i.e., generally 25 or less). The Fund is
                                          non-diversified and, therefore, may concentrate its
                                          investments in a limited number of issuers.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- undervalued growth
                                          stocks -- will underperform other kinds of investments or
                                          market averages.

                                          NON-DIVERSIFIED RISK: The Fund may invest in a small number of companies which may increase the volatility of the Fund.
                                          If the companies in which the Fund invests perform poorly, the Fund could suffer greater losses than if it had been
                                          invested in a greater number of companies.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).
                                          However, the sub-advisor expects that the Fund's annual
                                          portfolio turnover rate will average less than 50% each
                                          year.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,               AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index a widely recognized, unmanaged index of common stocks ("S&P 500(R)). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1,2) (%)
                                  [BAR CHART]


                       1999                               -9.86
                       2000                               12.92
                       2001                                7.57
                       2002                               -8.94

The Fund's total return from 1/1/03 to 9/30/03 was 12.57%.

                   Best quarter:           17.31%    12/31/00
                   Worst quarter:         -13.12%     9/30/99

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (9/1/98)

 CLASS I SHARES(2)
 Return Before Taxes                               -8.94%        4.33%
 Return After Taxes on Distributions               -9.14%        3.44%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     -5.49%        3.06%
 S&P 500(R) INDEX                                 -22.09%       -1.46%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 12/3/98, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,               AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------
As an investor in the Select Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

         SHAREHOLDER TRANSACTION EXPENSES         CLASS I
         (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

         Maximum Sales Charge (Load) on
         Purchases                                  None
         Maximum Deferred Sales Charge (Load)       None
         Redemption Fee(2)                         2.00%

         ANNUAL FUND OPERATING EXPENSES           CLASS I
         (FEES PAID FROM FUND ASSETS)             SHARES

         Management Fee                            0.80%
         Distribution and/or Service (12b-1) Fee    None
         Other Expenses(3)                         0.59%
           Total Fund Operating Expenses(3)        1.39%



(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.39% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.19%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                               1      3      5       10
                              YEAR   YEARS  YEARS  YEARS
 CLASS I SHARES               $142   $440   $761   $1,669

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                   AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------
                                        RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce long-term growth of capital by
                                          investing primarily in a diversified portfolio of common
                                          stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock. The
                                          Fund's investment sub-advisor does not currently intend to purchase convertible securities.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in a broadly diversified portfolio of S&P
                                          500(R) stocks, overweighting relative to their S&P weights those that the sub-advisor believes to be undervalued
                                          compared to others in the S&P 500(R). The Fund seeks to
                                          maintain risk characteristics similar to that of the S&P
                                          500(R) and, normally, invests at least 80% of its assets in common stocks drawn from the S&P 500(R).

                                          The sub-advisor's stock selection process utilizes
                                          computer-aided quantitative analysis. The sub-advisor's
                                          computer models use many types of data, but emphasize
                                          technical data such as price and volume information.
                                          Applying these models to stocks within the S&P 500(R), the sub-advisor hopes to generate more capital growth than that of the S&P 500(R). The sub-advisor's emphasis on technical analyses can result in significant shifts in portfolio
                                          holdings at different times. However, stringent risk
                                          controls at the style, industry and individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500(R).

    PRINCIPAL INVESTMENT RISKS            The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI. Your investment in the
                                          Fund may be subject to the following principal risks:

                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- stocks in the S&P
                                          500(R) which are primarily large cap companies -- will
                                          underperform other kinds of investments or market averages.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,             AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                        12/31 FOR CLASS I SHARES(1,2) (%)
                                   [BAR GRAPH]

                  1999                              21.35
                  2000                              -8.05
                  2001                             -12.45
                  2002                             -23.50

The Fund's total return from 1/1/03 to 9/30/03 was 14.08%.

      Best quarter:           14.44%    12/31/99
      Worst quarter:         -18.09%     9/30/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                                            SINCE INCEPTION
                                                  1 YEAR       (9/1/98)

 CLASS I SHARES(2)
 Return Before Taxes                              -23.50%       -0.96%
 Return After Taxes on Distributions              -23.69%       -1.62%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                    -14.42%       -0.90%
 S&P 500(R) INDEX                                 -22.09%       -1.46%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 12/11/98, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,             AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Enhanced Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

          SHAREHOLDER TRANSACTION EXPENSES         CLASS I
          (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

          Maximum Sales Charge (Load) on
          Purchases                                  None
          Maximum Deferred Sales Charge (Load)       None
          Redemption Fee(2)                         2.00%

          ANNUAL FUND OPERATING EXPENSES           CLASS I
          (FEES PAID FROM FUND ASSETS)             SHARES

          Management Fee                            0.45%
          Distribution and/or Service (12b-1) Fee    None
          Other Expenses(3)                         0.55%
            Total Fund Operating Expenses(3)        1.00%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.38% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.83%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                  1        3        5        10
                               YEAR    YEARS    YEARS     YEARS
 CLASS I SHARES                $102     $318     $552    $1,225


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                         AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          U.S. companies with market capitalizations over $1 billion that the Advisor believes have the potential to provide
                                          capital appreciation and growth of income.

                                          In choosing stocks for the Fund, the Advisor's strategy is to select what are in the Advisor's opinion, well-managed
                                          U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. The
                                          Advisor seeks to diversify the Fund's portfolio within
                                          various industries typically comprising those the Advisor
                                          believes to be the classic growth sectors of the U.S.
                                          economy: Technology, Consumer Non-Durables, Health Care,
                                          Business Equipment and Services, Retail, Capital Goods and
                                          Financials. The Fund invests for long-term growth rather
                                          than short-term profits.

                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                          INVESTMENT STYLE RISK: Over time, growth companies are
                                          expected to increase their earnings at an above-average
                                          rate. If these expectations are not met, the stock price can fall drastically -- even if earnings show an absolute
                                          increase.

                                          The risks and returns of different industries can vary over the long term and short term. Because of this, the Fund's
                                          performance could suffer during times when the stocks of
                                          growth companies in which it is invested are out of favor.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                        12/31 FOR CLASS I SHARES(1,2) (%)
                                   [BAR GRAPH]

                        1993                      5.60
                        1994                      1.78
                        1995                     35.00
                        1996                     17.63
                        1997                     35.93
                        1998                     37.83
                        1999                     18.84
                        2000                     -2.09
                        2001                    -11.13
                        2002                    -23.21

The Fund's total return from 1/1/03 to 9/30/03 was 14.39%.

      Best quarter:           24.80%    12/31/98
      Worst quarter:         -17.80%     9/30/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                                                        10
                                                  1 YEAR    5 YEARS   YEARS
 CLASS I SHARES(2)

 Return Before Taxes                              -23.21%    1.82%     9.77%
 Return After Taxes on Distributions              -23.88%   -0.01%     8.24%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                    -13.64%    1.98%     8.31%
 S&P 500(R) INDEX                                 -22.09%   -0.58%     9.34%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 8/3/92 to 12/13/98 of the DG Equity Fund and from 12/14/98 to 3/12/00 of the ISG Large Cap Equity Fund, which were open-end investment companies that were predecessor funds to the Large Cap Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund. Performance for the Class I Shares, which were first offered on 12/14/98, is based on the historical performance of the Fund's Class A Shares, including the predecessor funds', performance (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Large Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

       SHAREHOLDER TRANSACTION EXPENSES         CLASS I
       (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

       Maximum Sales Charge (Load) on
       Purchases                                  None
       Maximum Deferred Sales Charge (Load)       None
       Redemption Fee(2)                         2.00%

       ANNUAL FUND OPERATING EXPENSES           CLASS I
       (FEES PAID FROM FUND ASSETS)             SHARES

       Management Fee                            0.80%
       Distribution and/or Service (12b-1) Fee    None
       Other Expenses(3)                         0.49%
         Total Fund Operating Expenses(3)        1.29%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.31% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.11%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                  1        3        5        10
                               YEAR    YEARS    YEARS     YEARS
 CLASS I SHARES                $131     $409     $708    $1,556

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                    AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of U.S.
                                          companies with market capitalizations of at least $1 billion that the Advisor believes offer opportunities for capital
                                          appreciation and growth of earnings. The Fund also may
                                          invest in medium-sized companies.

                                          In choosing stocks for the Fund, the Advisor first
                                          identifies industries that it believes will expand over the next few years or longer. The Advisor then uses fundamental analysis of company financial statements to find large U.S.
                                          companies within these industries that offer the prospect of solid earnings growth. The Advisor also may consider other factors in selecting investments for the Fund, including the development of new or improved products or services,
                                          opportunities for greater market share, more effective
                                          management or other signs that the company will have greater than average earnings growth and capital appreciation.
                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                          INVESTMENT STYLE RISK: The Fund may invest in medium-sized companies which carry additional risks because their
                                          earnings tend to be less predictable, their share prices
                                          more volatile and their securities less liquid than larger, more established companies. Over time, growth companies are expected to increase their earnings at an above-average
                                          rate. If these expectations are not met, the stock price can fall drastically -- even if earnings show an absolute
                                          increase.

                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R)/Barra Growth Index, a widely recognized, unmanaged index of the stocks in the S&P 500(R) having the lowest price-to-book ratios. Neither Index is available for investment and the performance of each index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                       12/31 FOR CLASS I SHARES(1,2,3) (%)
                        [PERFORMANCE BAR CHART AND TABLE]

                   1993                                     3.48
                   1994                                     0.42
                   1995                                    30.42
                   1996                                    22.25
                   1997                                    29.68
                   1998                                    32.40
                   1999                                    22.09
                   2000                                    -0.40
                   2001                                   -21.62
                   2002                                   -25.05


The Fund's total return from 1/1/03 to 9/30/03 was 14.56%.

              Best quarter:           22.65%    12/31/98
              Worst quarter:         -21.15%     9/30/01


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1,2)

                                                  1 YEAR    5 YEARS   10 YEARS
 CLASS I SHARES(2,3)
 Return Before Taxes                              -25.05%   -1.11%      7.26%
 Return After Taxes on Distributions              -25.05%   -3.15%      5.75%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                    -15.38%   -0.66%      6.15%
 S&P 500(R)/BARRA GROWTH INDEX                     -20.85   -0.85%      9.39%
 S&P 500(R) INDEX(4)                              -22.09%   -0.58%      9.34%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 4/1/96 to 3/12/00 of the ISG Capital Growth Fund, an open-end investment company that was the predecessor fund to the AmSouth Capital Growth Fund. The ISG Capital Growth Fund, commenced operations on 4/1/96 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the predecessor fund's and commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date.

(3) Performance for the Class I Shares, which were first offered on 10/3/97, is based on the historical performance of the Fund's Class A Shares, including the predecessor fund's and commingled accounts', performance (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund.

(4) The Fund has changed its benchmark from the S&P 500(R) to the S&P 500(R)/Barra Growth Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note, that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Capital Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         CLASS I
 (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

 Maximum Sales Charge (Load) on
 Purchases                                  None
 Maximum Deferred Sales Charge (Load)       None
 Redemption Fee(2)                         2.00%

 ANNUAL FUND OPERATING EXPENSES           CLASS I
 (FEES PAID FROM FUND ASSETS)             SHARES

 Management Fee                            0.80%
 Distribution and/or Service (12b-1) Fee    None
 Other Expenses(3)                         0.48%
   Total Fund Operating Expenses(3)        1.28%


 (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.36% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.16%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                  1        3        5        10
                               YEAR    YEARS    YEARS     YEARS
 CLASS I SHARES                $130     $406     $702    $1,545


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in a broadly diversified portfolio of
                                          S&P(R) MidCap 400 Index ("S&P(R) 400") stocks, overweighting relative to their S&P(R) 400 weights those that the Fund's investment sub-advisor believes to be undervalued compared to others in the S&P(R) 400. The Fund seeks to maintain risk characteristics similar to that of the S&P(R) 400 and,
                                          normally, invests at least 80% of its assets in common
                                          stocks drawn from the S&P(R) 400. The market capitalization of companies in the S&P(R) 400 currently range between $900 million and $3 billion.

                                          The sub-advisor's stock selection process utilizes
                                          computer-aided quantitative analysis. The sub-advisor's
                                          computer models use many types of data, but emphasize
                                          technical data such as price and volume information.
                                          Applying these models to stocks within the S&P(R) 400, the sub-advisor hopes to generate more capital growth than that of the S&P(R) 400. The sub-advisor's emphasis on technical analyses can result in significant shifts in portfolio
                                          holdings at different times. However, stringent risk
                                          controls at the style, industry and individual stock levels are intended to help the Fund maintain risk characteristics similar to those of the S&P(R) 400.

                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The Fund invests in mid-cap companies which carry additional risks. These companies typically have less predictable earnings than larger companies and their
                                          securities trade less frequently and in more limited volume than those of larger, more established companies. As a
                                          result, mid-cap stocks and thus the Fund's shares may
                                          fluctuate more in value than larger-cap stocks and funds
                                          that focus on them.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class I Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 400(R), a widely recognized, unmanaged index of 400 domestic stocks. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                        PERFORMANCE BAR CHART AND TABLE
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1) (%)
                                  [BAR GRAPH]


            2000                                     -14.91
            2001                                     -23.21
            2002                                     -19.61

The Fund's total return from 1/1/03 to 9/30/03 was 17.91%.

    Best quarter:           12.84%     3/31/00
    Worst quarter:         -21.79%     9/30/01


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (5/4/99)

 CLASS I SHARES(2)
 Return Before Taxes                              -19.61%       -2.47%
 Return After Taxes on Distributions              -19.62%       -2.48%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                    -12.04%       -1.97%
 S&P(R) MIDCAP 400 INDEX                          -14.51%        3.20%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 5/4/99 to 3/12/00 of the ISG MidCap Fund, an open-end investment company that was the predecessor fund to the Mid Cap Fund. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class I Shares were first offered on 5/4/99.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the MidCap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

          SHAREHOLDER TRANSACTION EXPENSES         CLASS I
          (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

          Maximum Sales Charge (Load) on
          Purchases                                  None
          Maximum Deferred Sales Charge (Load)       None
          Redemption Fee(2)                         2.00%

          ANNUAL FUND OPERATING EXPENSES           CLASS I
          (FEES PAID FROM FUND ASSETS)             SHARES

          Management Fee                            1.00%
          Distribution and/or Service (12b-1) Fee    None
          Other Expenses(3)                         0.54%
            Total Fund Operating Expenses(3)        1.54%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.99%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                 1       3       5        10
                               YEAR    YEARS   YEARS    YEARS
 CLASS I SHARES                $157    $486    $839    $1,834


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of
                                          common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                          Any current income generated from these securities is
                                          incidental.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in common stocks of companies
                                          with market capitalizations at the time of purchase in the range of companies in the Russell 2000(R) Growth Index
                                          (currently between $50 million and $2 billion).

                                          In managing the Fund's portfolio, the Fund's investment
                                          sub-advisor seeks smaller companies with above-average
                                          growth potential. Factors the sub-advisor typically
                                          considers in selecting individual securities include
                                          positive changes in earnings estimates for future growth,
                                          higher than market average profitability, a strategic
                                          position in a specialized market, earnings growth
                                          consistently above market, and fundamental value.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-
                                          being may, for example, depend heavily on just a few
                                          products or services. In addition, investors may have
                                          limited flexibility to buy or sell small company stocks,
                                          which tend to trade less frequently than those of larger
                                          firms.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will under perform other kinds of investments or market averages.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of the Fund's Class I Shares over time to that of the Russell 2000(R) Growth Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                        PERFORMANCE BAR CHART AND TABLE
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1) (%)
                                  [BAR GRAPH]

                 1999                            16.24
                 2000                            18.94
                 2001                            27.66
                 2002                           -26.59

The Fund's total return from 1/1/03 to 9/30/03 was 21.15%.

               Best quarter:           27.47%    12/31/99
               Worst quarter:         -20.17%     9/30/01


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)


                                                     1      SINCE INCEPTION
                                                   YEAR        (3/2/98)

 CLASS I SHARES
 Return Before Taxes                              -26.59%       -7.34%
 Return After Taxes on Distributions              -26.59%       -8.00%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                    -16.33%       -5.77%
 RUSSELL 2000(R) GROWTH INDEX                     -30.26%       -8.14%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382. Class I Shares were first offered on 3/2/98.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Small Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

  SHAREHOLDER TRANSACTION EXPENSES         CLASS I
  (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

  Maximum Sales Charge (Load) on
  Purchases                                  None
  Maximum Deferred Sales Charge (Load)       None
  Redemption Fee(2)                         2.00%

  ANNUAL FUND OPERATING EXPENSES           CLASS I
  (FEES PAID FROM FUND ASSETS)             SHARES

  Management Fee                            1.20%
  Distribution and/or Service (12b-1) Fee    None
  Other Expenses(3)                         0.48%
    Total Fund Operating Expenses(3)        1.68%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.25% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.45%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                               1      3       5        10
                              YEAR   YEARS   YEARS   YEARS
 CLASS I SHARES               $171   $530    $913    $1,987


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Fund's
                                          investment sub-advisor, determines to be value stocks at the time of purchase. Securities are considered value stocks
                                          primarily because a company's shares have a high book value in relation to their market value (a "book to market
                                          ratio"). In assessing value, the sub-advisor may consider
                                          additional factors such as price to cash flow or price to
                                          earnings ratios as well as economic conditions and
                                          developments in the issuer's industry. The criteria the
                                          sub-advisor uses for assessing value are subject to change from time to time. The sub-advisor believes that equity
                                          investing should involve a long-term view and a focus on
                                          asset class selection, not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs.

                                          Generally, the sub-advisor structures a portfolio by: 1)
                                          starting with a universe of securities, 2) creating a
                                          sub-set of companies meeting the sub-advisor's investment
                                          guidelines, 3) excluding certain companies after analyzing various factors and 4) purchasing stocks so the portfolio is generally market capitalization weighted within countries.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                                          The Fund invests in the stocks of large companies in
                                          countries with developed markets. Under normal market
                                          conditions, the Fund invests in companies organized or
                                          having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S.
                                          countries, and no more than 40% of the Fund's assets are
                                          invested in such companies in any one country. The Fund
                                          seeks to invest in companies having at least $800 million of market capitalization, and to purchase securities on a
                                          market capitalization weighted basis within each applicable country. The sub-advisor may reset such floor from time to time to reflect changing market conditions. The sub-advisor, using its best judgment, will seek to set country weights
                                          based on the relative market capitalization of companies
                                          within each country. As a result, the weighting of certain countries in the Fund may vary from their weighting in
                                          international indices such as those published by FTSE
                                          International, Morgan Stanley Capital International or
                                          Salomon/Smith Barney.

                                          For a more complete description of the various securities in which a Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            FOREIGN INVESTMENT RISK: Foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company information, political instability, and
                                          differing auditing and legal standards. As a result, you
                                          could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested. The Fund
                                          generally does not hedge foreign currency risk.

                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.

                                          The Fund may trade securities to implement its strategy,
                                          which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those
                                          trades).

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1,2) (%)
                                  [BAR GRAPH]

                 1998                        9.48
                 1999                       26.72
                 2000                      -11.39
                 2001                      -24.23
                 2002                      -14.72

The Fund's total return from 1/1/03 to 9/30/03 was 29.00%.

            Best quarter:           18.79%    12/31/98
            Worst quarter:         -20.21%     9/30/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)


                                                    1        5     SINCE INCEPTION
                                                   YEAR    YEARS    (8/15/97)(3)
 CLASS I SHARES(2)
 Return Before Taxes                              -14.72%  -4.50%       -4.74%
 Return After Taxes on Distributions              -14.79%  -4.80%       -5.02%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     -9.04%  -3.56%       -3.74%
 EAFE INDEX                                       -15.66%  -2.61%       -4.26%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 8/15/97 to 12/13/98 of the DG International Equity Fund and from 12/14/98 to 3/12/00 of the ISG International Equity Fund, which were open-end investment companies that were the predecessor funds to the International Equity Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund. Performance for the Class I Shares, which were first offered on 12/14/98, is based on the historical performance of the Fund's Class A Shares, including the predecessor funds', performance (without sales charge) prior to that date.

(3) The performance of the EAFE Index was calculated from 7/31/97.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the International Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

    SHAREHOLDER TRANSACTION EXPENSES         CLASS I
    (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

    Maximum Sales Charge (Load) on
    Purchases                                  None
    Maximum Deferred Sales Charge (Load)       None
    Redemption Fee(2)                         2.00%

    ANNUAL FUND OPERATING EXPENSES           CLASS I
    (FEES PAID FROM FUND ASSETS)             SHARES


    Management Fee                            1.25%
    Distribution and/or Service (12b-1) Fee    None
    Other Expenses(3)                         0.51%
      Total Fund Operating Expenses(3)        1.76%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.21%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                               1      3       5        10
                              YEAR   YEARS   YEARS   YEARS
 CLASS I SHARES               $179   $554    $954    $2,073


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 OVERVIEW
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

HYBRID FUNDS

                                          These Funds invest in a mixture of different types of
                                          securities such as stocks, bonds and money market
                                          instruments.
                                          While the Balanced Fund invests directly in securities, the
                                          Strategic Portfolios are "funds of funds" that invest
                                          substantially all of their assets in Class I Shares of other
                                          Funds of the AmSouth Funds ("Underlying Funds") whose
                                          objectives, strategies, and risks are described herein.

    WHO MAY WANT TO INVEST                Consider investing in the Hybrid Funds if you are:
                                            - seeking the benefits of asset allocation and
                                              risk-reducing diversification

                                          Consider investing in the Strategic Portfolios if you are:
                                            - seeking investment professionals to select and maintain
                                          a portfolio of mutual funds for you
                                            - seeking to spread your investment among many different
                                          mutual funds that match your goals in one simple package

                                          These Funds may not be appropriate if you are:
                                            - pursuing a short-term goal or investing emergency
                                              reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE        The Fund seeks to obtain long-term capital growth and
                                produce a reasonable amount of current income through a
                                moderately aggressive investment strategy.

    PRINCIPAL INVESTMENT        The Fund invests in a broadly diversified portfolio of
    STRATEGIES                  equity and debt securities consisting primarily of common
                                stocks and bonds.

                                The Fund normally invests between 45-75% of its assets in
                                equity securities and at least 25% of its assets in fixed
                                income securities. The portion of the Fund's assets invested in equity and debt securities will vary depending upon
                                economic conditions, the general level of stock prices,
                                interest rates and other factors, including the risks
                                associated with each investment. The Fund's equity
                                investments consist primarily of common stocks of companies that the Advisor believes are undervalued and have a
                                favorable outlook or are reasonably priced with the
                                potential to produce above-average earnings growth. The
                                Fund's fixed-income investments consist primarily of
                                "high-grade" bonds, notes and debentures. The average
                                dollar-weighted maturity of the fixed-income portion of the
                                Fund's portfolio will range from one to thirty years. The
                                Fund invests in securities issued by: (i) the Government
                                National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the U.S. government; and
                                (ii) the Federal National Mortgage Association ("FNMA") and
                                the Federal Home Loan Mortgage Corporation ("FHLMC") which are supported by the right of the issuer to borrow from the
                                U.S. Treasury. The Fund also invests in U.S. Treasury
                                obligations.

                                In managing the equity portion of the Fund, the Advisor uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock
                                purchase and sale decisions. The Advisor selects investments that he believes have basic investment value that will
                                eventually be recognized by other investors. In addition,
                                the Advisor may identify companies with a history of
                                above-average growth or companies that are expected to enter periods of above-average growth or are positioned in
                                emerging growth industries.

                                In managing the fixed income portion of the Fund's
                                portfolio, the Advisor uses a "top down" investment
                                management approach focusing on a security's maturity. The
                                Advisor sets, and continually adjusts, a target for the
                                interest rate sensitivity of the Fund based upon
                                expectations about interest rates and other economic
                                factors. The Advisor then selects individual securities
                                whose maturities fit this target and which are deemed to be the best relative values.

                                The Fund may also invest in certain other equity and debt
                                securities in addition to those described above. For a more complete description of the various securities in which the
                                Fund may invest, please see the Additional Investment
                                Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT        Your investment in the Fund may be subject to the following
    RISKS                       principal risks:

                                MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                value of your investment will tend to increase or decrease in response to these movements.

                                INVESTMENT STYLE RISK: The possibility that the market
                                segment on which the equity portion of this Fund
                                focuses -- value and growth stocks -- will under perform
                                other kinds of investments or market averages.

                                INTEREST RATE RISK: The possibility that the value of the
                                Fund's investments will decline due to an increase in
                                interest rates. Generally, an increase in the average
                                maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

                                CREDIT RISK: The possibility that an issuer cannot make
                                timely interest and principal payments on its debt
                                securities, such as bonds. The lower a security's rating,
                                the greater its credit risk.

                                The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                distributions of net gains realized on those trades).

                                If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                For more information about these risks, please see the
                                Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) and the Lehman Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                        12/31 FOR CLASS I SHARES(1,2) (%)
                                   [BAR GRAPH]


                    1993                                 14.36
                    1994                                 -0.39
                    1995                                 23.51
                    1996                                  9.72
                    1997                                 20.95
                    1998                                 13.42
                    1999                                  1.51
                    2000                                 10.37
                    2001                                  4.83
                    2002                                 -6.72

The Fund's total return from 1/1/03 to 9/30/03 was 8.10%.

              Best quarter:           9.21%    6/30/97
              Worst quarter:         -6.74%    9/30/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)


                                                     1         5         10
                                                   YEAR      YEARS     YEARS

 CLASS I SHARES(2)
 Return Before Taxes                               -6.72%    4.44%     8.78%
 Return After Taxes on Distributions               -8.19%    1.69%     6.10%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     -4.11%    2.85%     6.32%
 S&P 500(R) INDEX                                 -22.09%   -0.58%     9.34%
 LEHMAN GOVERNMENT/CREDIT BOND INDEX               11.04%    7.62%     7.61%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Balanced Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

    SHAREHOLDER TRANSACTION EXPENSES         CLASS I
    (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

    Maximum Sales Charge (Load) on
    Purchases                                  None
    Maximum Deferred Sales Charge (Load)       None
    Redemption Fee(2)                         2.00%

    ANNUAL FUND OPERATING EXPENSES           CLASS I
    (FEES PAID FROM FUND ASSETS)             SHARES


    Management Fee                            0.80%
    Distribution and/or Service (12b-1) Fee    None
    Other Expenses(3)                         0.52%
      Total Fund Operating Expenses(3)        1.32%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.39% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.19%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                 1      3       5        10
                              YEAR   YEARS   YEARS    YEARS
 CLASS I SHARES               $134   $418    $723    $1,590


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                  AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                                   AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor makes allocation decisions according to its
                                          outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.

                                          Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation
                                          ranges (expressed as a percentage of the Fund's total
                                          assets) indicated below:

  UNDERLYING FUND                                              ALLOCATION RANGE

  Value Fund                                                      0%-20%
  Select Equity Fund                                              0%-15%
  Enhanced Market Fund                                            0%-25%
  Large Cap Fund                                                  0%-15%
  Capital Growth Fund                                             0%-20%
  Mid Cap Fund                                                    0%-15%
  Small Cap Fund                                                  0%-25%
  International Equity Fund                                       0%-15%
  Limited Term Bond Fund                                          0%-10%
  Prime Money Market Fund                                         0%-5%

                          The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.

                          For more information about the Fund, please see the Additional Investment Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated
                                          with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In
                                          addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without such
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.

                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------


The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1) (%)
                                  [BAR GRAPH]

                  2000                           1.47
                  2001                          -9.37
                  2002                         -22.23

The Fund's total return from 1/1/03 to 9/30/03 was 15.12%.

             Best quarter:            8.96%    12/31/01
             Worst quarter:         -19.20%     9/30/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)


                                                     1      SINCE INCEPTION
                                                   YEAR        (1/13/99)

 CLASS I SHARES(2)
 Return Before Taxes                              -22.23%       -4.58%
 Return After Taxes on Distributions              -22.23%       -5.75%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                    -13.65%       -3.55%
 S&P 500(R) INDEX                                 -22.09%       -6.94%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 11/13/99 to 3/12/00 of the ISG Aggressive Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Aggressive Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class I Shares were first offered on 1/28/99.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

     SHAREHOLDER TRANSACTION EXPENSES         CLASS I
     (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

     Maximum Sales Charge (Load) on
     Purchases                                  None
     Maximum Deferred Sales Charge (Load)       None
     Redemption Fee(2)                         2.00%
     ANNUAL FUND OPERATING EXPENSES           CLASS I
     (FEES PAID FROM FUND ASSETS)             SHARES

     Management Fee                            0.20%
     Distribution and/or Service (12b-1) Fee    None
     Other Expenses(3)                         0.79%
       Total Fund Operating Expenses(3)        0.99%
     Fee Waiver and/or Expense
     Reimbursement(4)                         -0.05%
     Net Expenses(4)                           0.94%




(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.41% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.61%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers ("NASD") rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of 0.15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%. Hence, the aggregate shareholder servicing fee paid directly and indirectly by Class I Shares of the Fund is 0.25%.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                    AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE
                                GROWTH PORTFOLIO

 CLASS I SHARES*            2.30%


                                  * Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, total expenses for Class I Shares are 1.69%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.


In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

EXPENSE EXAMPLE

                                1      3        5       10
                             YEAR   YEARS   YEARS    YEARS
CLASS I SHARES               $233   $718   $1,230   $2,636

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                  AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                                              GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor makes allocation decisions according to its
                                          outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds. Under normal
                                          market conditions, the Fund invests its assets in the
                                          following Underlying Funds within the allocation ranges
                                          (expressed as a percentage of the Fund's total assets)
                                          indicated below:

                                       UNDERLYING FUND                                              ALLOCATION RANGE

                                       Value Fund                                                      0%-15%
                                       Select Equity Fund                                              0%-15%
                                       Enhanced Market Fund                                            0%-20%
                                       Large Cap Fund                                                  0%-15%
                                       Capital Growth Fund                                             0%-15%
                                       Mid Cap Fund                                                    0%-15%
                                       Small Cap Fund                                                  0%-15%
                                       International Equity Fund                                       0%-15%
                                       Government Income Fund                                          0%-15%
                                       Bond Fund                                                       0%-15%
                                       Limited Term Bond Fund                                          0%-15%
                                       Prime Money Market Fund                                         0%-5%

                          The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.

                          For more information about the Fund, please see the Additional Investment Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated
                                          with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In
                                          addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without such
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.

                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.


--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                           FOR CLASS I SHARES(1) (%)
                                  [BAR GRAPH]

                     2000                             0.75
                     2001                            -5.81
                     2002                           -13.55

The Fund's total return from 1/1/03 to 9/30/03 was 11.92%.

         Best quarter:            6.86%    12/31/02
         Worst quarter:         -12.68%     9/30/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2002)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (2/1/99)
 CLASS I SHARES(2)
 Return Before Taxes                              -13.55%       -2.91%
 Return After Taxes on Distributions              -13.89%       -4.18%
 Return After Taxes on Distributions and Sale of
  Fund Shares                                      -8.31%       -2.64%
 S&P 500(R) INDEX                                 -22.09%       -7.77%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 2/1/99 to 3/12/00 of the ISG Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class I Shares were first offered on 2/1/99.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------


As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

     SHAREHOLDER TRANSACTION EXPENSES         CLASS I
     (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

     Maximum Sales Charge (Load) on
     Purchases                                  None
     Maximum Deferred Sales Charge (Load)       None
     Redemption Fee(2)                         2.00%
     ANNUAL FUND OPERATING EXPENSES           CLASS I
     (FEES PAID FROM FUND ASSETS)             SHARES

     Management Fee                            0.20%
     Distribution and/or Service (12b-1) Fee    None
     Other Expenses(3)                         0.75%
       Total Fund Operating Expenses(3)        0.95%
     Fee Waiver and/or Expense
     Reimbursement(4)                         -0.05%
     Net Expenses(4)                           0.90%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.35% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.55%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of 0.15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%. Hence, the aggregate shareholder servicing fee paid directly and indirectly by Class I Shares of the Fund is 0.25%.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------


                                  AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

 CLASS I SHARES*            2.23%

                                  * Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth Portfolio, total expenses for Class I Shares are 1.58%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

EXPENSE EXAMPLE

                                        1        3          5         10
                                     YEAR    YEARS      YEARS      YEARS
 CLASS I SHARES                      $226     $697     $1,195     $2,565


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                  AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                                     GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The fund seeks to provide investors with long-term capital growth and a moderate level of current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor makes allocation decisions according to its
                                          outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.

                                          Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation
                                          ranges (expressed as a percentage of the Fund's total
                                          assets) indicated below:

UNDERLYING FUND                                              ALLOCATION RANGE
Value Fund                                                      0%-15%
Select Equity Fund                                              0%-10%
Enhanced Market Fund                                            0%-15%
Large Cap Fund                                                  0%-10%
Capital Growth Fund                                             0%-15%
Mid Cap Fund                                                    0%-10%
Small Cap Fund                                                  0%-10%
International Equity Fund                                       0%-10%
Government Income Fund                                          0%-20%
Bond Fund                                                       0%-20%
Limited Term Bond Fund                                          0%-20%
Prime Money Market Fund                                         0%-5%


                          The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.

                          For more information about the Fund, please see the Additional Investment Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated
                                          with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In
                                          addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without such
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.

                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                          The Fund also invests in Underlying Funds that invest
                                          primarily in fixed-income securities, which are subject to interest rate and credit risk. Interest rate risk is the
                                          potential for a decline in bond prices due to rising
                                          interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                               GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.



                        PERFORMANCE BAR CHART AND TABLE
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1) (%)
                       [PERFORMANCE BAR CHART AND TABLE]


                2000                                     4.28
                2001                                    -2.15
                2002                                    -8.57

The Fund's total return from 1/1/03 to 9/30/02 was 9.87%.

               Best quarter:            5.69%    12/31/02
               Worst quarter:          -8.89%     9/30/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)(1)


                                                     1      SINCE INCEPTION
                                                   YEAR        (1/27/99)

 CLASS I SHARES(2)

 Return Before Taxes                               -8.57%        0.29%
 Return After Taxes on Distributions               -9.26%       -1.09%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     -5.25%       -0.16%
 S&P 500(R) INDEX                                 -22.09%       -7.18%
 MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX   10.95%        7.20%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/27/99 to 3/12/00 of the ISG Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth and Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class I Shares were first offered on 2/8/99.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                               GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         CLASS I
 (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

 Maximum Sales Charge (Load) on
 Purchases                                  None
 Maximum Deferred Sales Charge (Load)       None
 Redemption Fee(2)                         2.00%
 ANNUAL FUND OPERATING EXPENSES           CLASS I
 (FEES PAID FROM FUND ASSETS)             SHARES

 Management Fee                            0.20%
 Distribution and/or Service (12b-1) Fee    None
 Other Expenses(3)                         0.56%
   Total Fund Operating Expenses(3)        0.76%
 Fee Waiver and/or Expense
 Reimbursement(4)                         -0.05%
 Net Expenses(4)                           0.71%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.37% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.57%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of 0.15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%. Hence, the aggregate shareholder servicing fee paid directly and indirectly by Class I Shares of the Fund is 0.25%.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                               GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                     AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND
                                                 INCOME PORTFOLIO

 CLASS I SHARES*            2.01%

                                  * Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth and Income Portfolio, total expenses for Class I Shares are 1.56%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.

                                  The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

EXPENSE EXAMPLE

                                        1        3          5         10
                                     YEAR    YEARS      YEARS      YEARS
 CLASS I SHARES                      $204     $630     $1,083     $2,338


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                  AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                            MODERATE GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income and a moderate level of capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Advisor makes allocation decisions according to its
                                          outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.

                                          Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation
                                          ranges (expressed as a percentage of the Fund's total
                                          assets) indicated below:

UNDERLYING FUND                                              ALLOCATION RANGE
Value Fund                                                      0%-15%
Select Equity Fund                                              0%-10%
Enhanced Market Fund                                            0%-15%
Large Cap Fund                                                  0%-10%
Capital Growth Fund                                             0%-15%
Mid Cap Fund                                                    0%-10%
Small Cap Fund                                                  0%-10%
International Equity Fund                                       0%-10%
Government Income Fund                                          0%-25%
Bond Fund                                                       0%-25%
Limited Term Bond Fund                                          0%-25%
Prime Money Market Fund                                         0%-5%

                                          The Fund's selection of the Underlying Funds in which to
                                          invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying
                                          Funds are described elsewhere in this Prospectus.

                                          For more information about the Fund, please see the
                                          Additional Investment Strategies and Risks on page 79 or
                                          consult the SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated
                                          with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In
                                          addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without such
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Funds' holdings.

                                          The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest
                                          rate and credit risk. Interest rate risk is the potential
                                          for a decline in bond prices due to rising interest rates.
                                          Credit risk is the possibility that the issuer of a fixed
                                          income security will fail to make timely payments of
                                          interest or principal, or that the security will have its
                                          credit rating downgraded.

                                          The Fund also invests in Underlying Funds that invest
                                          primarily in equity securities. Stocks and other equity
                                          securities fluctuate in price, often based on factors
                                          unrelated to the issuers' value, and such fluctuations can be pronounced.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                      MODERATE GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1) (%)
                       [PERFORMANCE BAR CHART AND TABLE]

                       2000                        5.93
                       2001                        1.26
                       2002                       -6.05

The Fund's total return from 1/1/03 to 9/30/03 was 8.28%.

          Best quarter:           5.62%    12/31/02
          Worst quarter:         -6.88%     9/30/02

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                                     1      SINCE INCEPTION
                                                   YEAR        (1/28/99)

 CLASS I SHARES(2)
 Return Before Taxes                               -6.05%        1.12%
 Return After Taxes on Distributions               -6.98%       -0.37%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     -3.64%        0.37%
 S&P 500(R) INDEX                                 -22.09%       -7.61%
 MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX   10.95%        7.16%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance form 1/28/99 to 3/12/00 of the ISG Moderate Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Moderate Growth & Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. The predecessor fund's performance has been restated to reflect the fees and expenses associated with the Fund. Class I Shares were first offered on 2/10/99.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                      MODERATE GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

    SHAREHOLDER TRANSACTION EXPENSES         CLASS I
    (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

    Maximum Sales Charge (Load) on
    Purchases                                  None
    Maximum Deferred Sales Charge (Load)       None
    Redemption Fee(2)                         2.00%
    ANNUAL FUND OPERATING EXPENSES           CLASS I
    (FEES PAID FROM FUND ASSETS)             SHARES

    Management Fee                            0.20%
    Distribution and/or Service (12b-1) Fee    None
    Other Expenses(3)                         0.76%
      Total Fund Operating Expenses(3)        0.96%
    Fee Waiver and/or Expense
    Reimbursement(4)                         -0.05%
    Net Expenses(4)                           0.91%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.39% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.59%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of 0.15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%. Hence, the aggregate shareholder servicing fee paid directly and indirectly by Class I Shares of the Fund is 0.25%.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                      MODERATE GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH
                                               AND INCOME PORTFOLIO

 CLASS I SHARES*            2.18%

(*) Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, total expenses for Class I Shares are 1.55%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds.
After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

EXPENSE EXAMPLE

                                         1        3          5         10
                                      YEAR    YEARS      YEARS      YEARS
  CLASS I SHARES                      $221     $682     $1,169     $2,513


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                                       OVERVIEW
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          BOND FUNDS

    TAXABLE FUNDS                         The Bond Fund, the Government Income Fund and the Limited
                                          Term Bond Fund seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate, bank, and commercial obligations.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - looking to add a monthly income component to your
                                              portfolio
                                            - willing to accept the risks of price and dividend
                                              fluctuations

                                          These Funds may not be appropriate if you are:
                                            - investing emergency reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value

    TAX-FREE FUNDS                        The Municipal Bond Fund, the Florida Tax-Exempt Fund and the
                                          Tennessee Tax-Exempt Fund seek tax-exempt income and invest primarily in municipal securities that are exempt from
                                          federal income tax and, in the case of the Florida
                                          Tax-Exempt Fund, Florida intangible tax and, in the case of the Tennessee Tax Exempt Fund, Tennessee personal income
                                          tax.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - looking to reduce federal income or Florida intangible
                                          or Tennessee personal income taxes
                                            - seeking monthly federal tax-exempt dividends
                                            - willing to accept the risks of price and dividend
                                              fluctuations

                                          These Funds may not be appropriate if you are:
                                            - investing through a tax-exempt retirement plan
                                            - uncomfortable with an investment that will fluctuate in
                                              value

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 AMSOUTH GOVERNMENT INCOME FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. These investments are principally
                                          mortgage-related securities, U.S. Treasury obligations and
                                          U.S. government agency obligations. The Fund invests in
                                          securities issued by: (i) GNMA, which are supported by the full faith and credit of the U.S. government; (ii) FNMA,
                                          FHLMC, the Student Loan Marketing Association ("SLMA") and
                                          the Federal Home Loan Banks ("FHLBs"), which are supported by the right of the issuer to borrow from the U.S. Treasury;
                                          (iii) the Federal Farm Credit Banks ("FFCBs") and the
                                          Tennessee Valley Authority ("TVA"), which are supported only by the credit of the issuer; and (iv) the Private Export
                                          Funding Corporation ("PEFCO") which may be guaranteed by the
                                          Export-Import Bank of the U.S. ("Exim Bank"), an agency of the U.S.

                                          In managing the Fund's portfolio, the Advisor uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The Advisor sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates. The
                                          Advisor then selects individual securities whose maturities fit this target and which the Advisor believes are the best relative values.

                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are
                                          backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S.
                                          government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the
                                          issuing agency, instrumentality or corporation, or by the
                                          U.S. in some other way.

                                          PREPAYMENT RISK: If a significant number of mortgages
                                          underlying a mortgage backed security are refinanced, the
                                          security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH GOVERNMENT INCOME FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance does not indicate how the Fund will perform in the future.

                        PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1,2) (%)
                       [PERFORMANCE BAR CHART AND TABLE]

              1994                                  -0.39
              1995                                  14.32
              1996                                   4.05
              1997                                   9.39
              1998                                   7.26
              1999                                   0.74
              2000                                  10.83
              2001                                   7.18
              2002                                   8.86

The Fund's total return from 1/1/03 to 9/30/03 was 1.63%.

                       Best quarter:           4.59%     9/30/01
                       Worst quarter:         -1.43%     3/31/94


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                                    1         5      SINCE INCEPTION
                                                   YEAR     YEARS      (10/01/93)
 CLASS I SHARES(2)
 Return Before Taxes                              8.86%     6.92%         6.63%
 Return After Taxes on Distributions              6.48%     4.54%         4.14%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                    5.66%     4.37%         4.05%
 LEHMAN MORTGAGE INDEX                            8.75%     7.34%         7.46%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date.


The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH GOVERNMENT INCOME FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Government Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

     SHAREHOLDER TRANSACTION EXPENSES         CLASS I
     (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

     Maximum Sales Charge (Load) on
     Purchases                                  None
     Maximum Deferred Sales Charge (Load)       None
     Redemption Fee(2)                         2.00%

     ANNUAL FUND OPERATING EXPENSES           CLASS I
     (FEES PAID FROM FUND ASSETS)             SHARES

     Management Fee                            0.65%
     Distribution and/or Service (12b-1) Fee    None
     Other Expenses(3)                         0.48%
       Total Fund Operating Expenses(3)        1.13%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.21% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.86%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                               1      3      5       10
                              YEAR   YEARS  YEARS  YEARS
 CLASS I SHARES               $115   $359   $622   $1,375


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in short-term fixed-income
                                          securities with maturities of five years or less,
                                          principally corporate bonds and securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund invests in securities issued by
                                          GNMA, which are supported by the full faith and credit of
                                          the U.S. government, and securities issued by FNMA, FHLMC
                                          and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in debt securities only if they are high grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (an
                                          "NRSRO"), or are determined by the Advisor to be of
                                          comparable quality).

                                          In managing the Fund's portfolio, the Advisor uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The Advisor sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates and other economic factors. The Advisor then selects individual
                                          securities whose maturities fit this target and which the
                                          Advisor believes are the best relative values.

                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS:           Your investment in the Fund may be subject to the following principal risks:

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

                                          Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are
                                          backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S.
                                          government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the
                                          issuing agency, instrumentality or corporation, or by the
                                          U.S. in some other way.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                        PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1,2) (%)
                       [PERFORMANCE BAR CHART AND TABLE]

                    1993                              7.16
                    1994                             -1.80
                    1995                             12.72
                    1996                              3.69
                    1997                              6.84
                    1998                              7.26
                    1999                              1.46
                    2000                              8.35
                    2001                              8.06
                    2002                              6.73

The Fund's total return from 1/1/03 to 9/30/03 was 2.16%.

    Best quarter:           4.02%    6/30/95
    Worst quarter:         -1.41%    3/31/94

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)


                                                    1        5        10
                                                   YEAR    YEARS    YEARS

 CLASS I SHARES(2)
 Return Before Taxes                               6.73%    6.34%    5.98%
 Return After Taxes on Distributions               4.84%    4.07%    3.66%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     4.09%    3.94%    3.61%
 MERRILL LYNCH 1-5 YEAR GOVERNMENT/CORPORATE
 BOND INDEX                                        7.91%    7.10%    6.63%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


As an investor in the Limited Term Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         CLASS I
 (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

 Maximum Sales Charge (Load) on
 Purchases                                  None
 Maximum Deferred Sales Charge (Load)       None
 Redemption Fee(2)                         2.00%

 ANNUAL FUND OPERATING EXPENSES           CLASS I
 (FEES PAID FROM FUND ASSETS)             SHARES

 Management Fee                            0.65%
 Distribution and/or Service (12b-1) Fee    None
 Other Expenses(3)                         0.47%
   Total Fund Operating Expenses(3)        1.12%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.18% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.83%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                        1      3       5        10
                                     YEAR   YEARS   YEARS    YEARS
  CLASS I SHARES                     $114   $356    $617    $1,363


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                              AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES

------------------------------------------------------------------------------------------------------
                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in bonds and other fixed-income securities. These investments include primarily U.S.
                                          corporate bonds and debentures and notes or bonds issued or guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund invests in securities issued by
                                          GNMA, which are supported by the full faith and credit of
                                          the U.S. government, and securities issued by FNMA, FHLMC
                                          and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in debt securities only if they are high grade (rated at time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the Advisor to be of comparable quality). In addition, the Fund also invests in zero-coupon obligations which are securities which do not provide
                                          current income but represent ownership of future interest
                                          and principal payments on U.S. Treasury bonds.

                                          The Fund may purchase fixed-income securities of any
                                          maturity and there is no limit on the Fund's average
                                          maturity. The Fund's fixed income strategy focuses on
                                          managing the Fund's portfolio to produce a total return that will exceed the Lehman Brothers Government/Credit Index
                                          while maintaining a risk profile similar to that of the
                                          index.

                                          The Advisor's fixed income portfolio management process
                                          focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection;
                                          the Advisor's goal is to add value in each of these four
                                          areas through the active management of the Fund's portfolio.
                                          Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current
                                          business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield
                                          curve and yield spreads among bond market sectors leads to further refinements in strategy. Using securities selected from the U.S. Treasury, Federal Agency, mortgage backed and investment grade credit sectors, the Fund's portfolio is
                                          constructed and managed to produce returns that exceed the
                                          Fund's benchmark index over a full market cycle.

                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are
                                          backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S.
                                          government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the
                                          issuing agency, instrumentality or corporation, or by the
                                          U.S. in some other way.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1,2) (%)
                       [PERFORMANCE BAR CHART AND TABLE]

                   1993                                     9.88
                   1994                                    -3.23
                   1995                                    18.41
                   1996                                     2.56
                   1997                                     9.21
                   1998                                     9.40
                   1999                                    -2.46
                   2000                                    12.22
                   2001                                     7.45
                   2002                                    10.92


           The Fund's total return from 1/1/03 to 9/30/03 was 2.97%.

                Best quarter:            6.53%     6/30/95
                Worst quarter:          -2.39%     3/31/94


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

                                                    1         5         10
                                                   YEAR     YEARS     YEARS

 CLASS I SHARES
 Return Before Taxes                              10.92%    7.38%     7.25%
 Return After Taxes on Distributions               8.53%    4.96%     4.67%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     6.90%    4.75%     4.53%
 LEHMAN BROTHERS GOVERNMENT/
   CREDIT BOND INDEX                              11.04%    7.62%     7.61%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date.


The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note, that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         CLASS I
 (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

 Maximum Sales Charge (Load) on
 Purchases                                  None
 Maximum Deferred Sales Charge (Load)       None
 Redemption Fee(2)                         2.00%

 ANNUAL FUND OPERATING EXPENSES           CLASS I
 (FEES PAID FROM FUND ASSETS)             SHARES

 Management Fee                            0.65%
 Distribution and/or Service (12b-1) Fee    None
 Other Expenses(3)                         0.47%
   Total Fund Operating Expenses(3)        1.12%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.19% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.84%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                    1      3       5        10
                                 YEAR   YEARS   YEARS    YEARS
    CLASS I SHARES               $114   $356    $617    $1,363

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                    AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks to produce as high a level of current federal tax-exempt income as is consistent with the preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in municipal securities that
                                          provide income that is exempt from federal income tax and is not a tax preference item for purposes of federal
                                          alternative minimum tax. Municipal securities are debt
                                          obligations, such as bonds and notes, issued by states,
                                          territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities.
                                          Additionally, the Fund concentrates its investments in
                                          municipal securities issued by the State of Alabama and its political subdivisions. The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality).

                                          The Fund may purchase securities of any maturity. In
                                          managing the Fund's portfolio, the Advisor uses a "top down"
                                          investment management approach focusing on a security's
                                          maturity. The Advisor sets, and continually adjusts, a
                                          target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic
                                          factors. The Advisor then selects individual securities
                                          whose maturities fit this target, have a certain level of
                                          credit quality, and that the Advisor believes are the best relative values.

                                          The Fund may invest in certain other debt securities in
                                          addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          CONCENTRATION RISK: By concentrating its investments in
                                          securities issued by Alabama and its municipalities, the
                                          Fund will be more vulnerable to unfavorable developments in
                                          Alabama than funds that are more geographically diversified.
                                          Additionally, because of the relatively small number of
                                          issuers of Alabama municipal securities, the Fund is likely to invest in a limited number of issuers.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                          FOR CLASS I SHARES(1,2) (%)
                                  [BAR GRAPH]

                    1993                                 7.56
                    1994                                -2.61
                    1995                                10.36
                    1996                                 3.48
                    1997                                 6.31
                    1998                                 5.42
                    1999                                -1.57
                    2000                                 9.08
                    2001                                 4.65
                    2002                                 8.78

           The Fund's total return from 1/1/03 to 9/30/03 was 3.00%.

                        Best quarter:           3.92%     9/30/02
                        Worst quarter:         -3.51%     3/31/94


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)



                                                  1 YEAR   5 YEARS   10 YEARS

 CLASS I SHARES(2,3)
 Return Before Taxes                               8.78%    5.20%     5.06%
 Return After Taxes on Distributions               8.71%    5.12%     5.02%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     7.00%    4.97%     4.62%
 MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX     10.48%    6.24%     6.33%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2)The Fund commenced operations on 7/1/97, through a transfer of assets from certain collective trust fund ("commingled") accounts advised by AmSouth Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 7/1/97, and do not include the performance of the commingled accounts prior to that date.

(3)Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares, including the commingled accounts' performance (without sales charge) prior to that date. The commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note, that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Municipal Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         CLASS I
 (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

 Maximum Sales Charge (Load) on
 Purchases                                  None
 Maximum Deferred Sales Charge (Load)       None
 Redemption Fee(2)                         2.00%

 ANNUAL FUND OPERATING EXPENSES           CLASS I
 (FEES PAID FROM FUND ASSETS)             SHARES

 Management Fee                            0.65%
 Distribution and/or Service (12b-1) Fee    None
 Other Expenses(3)                         0.46%
   Total Fund Operating Expenses(3)        1.11%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.09% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.74%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                  EXPENSE EXAMPLE

                                  1      3       5        10
                               YEAR   YEARS   YEARS    YEARS
  CLASS I SHARES               $113   $353    $612    $1,352


Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because this example is hypothetical and for comparison only, your actual costs will be different.


------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks to produce as high a level of current
                                          interest income exempt from federal income tax and Florida intangibles tax as is consistent with the preservation of
                                          capital.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in municipal securities of the
                                          State of Florida and its political subdivisions that provide income exempt from federal income tax and Florida intangible personal property tax. The Fund invests in Florida municipal securities only if they are high grade (rated at the time of purchase in one of the four highest rating categories by an
                                          NRSRO or determined by the Advisor to be of comparable
                                          quality). The Fund may purchase securities of any maturity.

                                          In managing the Fund's portfolio, the Advisor uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The Advisor sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The Advisor then selects securities consistent
                                          with this target based on their individual characteristics.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                                          The Fund may invest in certain other debt securities in
                                          addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Florida and its municipalities, the
                                          Fund will be more vulnerable to unfavorable developments in
                                          Florida than funds that are more geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                        PERFORMANCE BAR CHART AND TABLE
       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1,2) (%)
                       [PERFORMANCE BAR CHART AND TABLE]

                     1995                          11.04
                     1996                           3.60
                     1997                           6.69
                     1998                           5.44
                     1999                          -1.24
                     2000                           8.62
                     2001                           4.62
                     2002                           8.58

The Fund's total return for 1/1/03 to 9/30/03 was 2.86%.

               Best quarter:           4.40%     3/31/95
               Worst quarter:         -1.82%     6/30/99

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)


                                                    1        5     SINCE INCEPTION
                                                   YEAR    YEARS      (9/30/94)
 CLASS I SHARES(2)
 Return Before Taxes                               8.58%   5.14%        5.54%
 Return After Taxes on Distributions               8.58%   5.11%        5.49%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     6.74%   4.92%        5.29%
 MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX     10.48%   6.24%        6.77%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Florida Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         CLASS I
 (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

 Maximum Sales Charge
 (Load) on Purchases                        None
 Maximum Deferred Sales
 Charge (Load)                              None
 Redemption Fee(2)                         2.00%

 ANNUAL FUND OPERATING EXPENSES           CLASS I
 (FEES PAID FROM FUND ASSETS)             SHARES

 Management Fee                            0.65%
 Distribution and/or Service
 (12b-1) Fee                                None
 Other Expenses(3)                         0.50%
   Total Fund Operating Expenses(3)        1.15%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) To discourage short-term trading, a
                                  redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) Other expenses are being limited to 0.04% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.69%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                    1      3       5        10
                                 YEAR   YEARS   YEARS    YEARS
    CLASS I SHARES               $117   $365    $633    $1,398


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                              AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities, and corporations that provide income exempt from federal income and Tennessee
                                          personal income taxes.

                                          The average dollar-weighted credit rating of the municipal obligations held by the Fund will be A-. To further limit
                                          the credit risk, the Fund invests only in investment grade municipal obligations or the unrated equivalent as
                                          determined by the Advisor. The Fund invests in Tennessee
                                          municipal securities only if they are high-grade (rated at the time of purchase in one of the four highest rating
                                          categories by an NRSRO or determined by the Advisor to be of comparable quality. The Advisor evaluates municipal
                                          obligations based on credit quality, financial outlook, and yield potential. Although the Fund concentrates its assets in Tennessee municipal obligations the Advisor strives to
                                          diversify the portfolio across sectors and issuers within
                                          Tennessee. The Fund is diversified and, therefore, may
                                          concentrate its investments in a limited number of issuers.
                                          The Fund may purchase securities of any maturity.

                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 79 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Tennessee and its municipalities, the
                                          Fund will be more vulnerable to unfavorable developments in
                                          Tennessee than funds that are more geographically
                                          diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on
                                          distributions of net gains realized on those trades).

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance does not indicate how the Fund will perform in the future.


                        PERFORMANCE BAR CHART AND TABLE
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                         FOR CLASS I SHARES(1,2,3) (%)
                                  [BAR GRAPH]

                     1993                                  10.25
                     1994                                  -8.57
                     1995                                  13.40
                     1996                                   1.39
                     1997                                   7.16
                     1998                                   4.51
                     1999                                  -2.83
                     2000                                   8.82
                     2001                                   3.45
                     2002                                   8.63

           The Fund's total return from 1/1/03 to 9/30/03 was 2.55%.

       Best quarter:           5.91%     3/31/95
       Worst quarter:         -8.12%     3/31/94


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)



                                                    1        5      10
                                                   YEAR    YEARS   YEARS

 CLASS I SHARES(2,3)
 Return Before Taxes                               8.63%   4.43%   4.43%
 Return After Taxes on Distributions               8.63%   4.39%   4.41%
 Return After Taxes on Distributions and Sale of
   Fund Shares                                     6.55%   4.24%   4.25%
 MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX     10.48%   6.24%   6.33%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 3/28/94 to 3/12/00 of the ISG Tennessee Tax-Exempt Fund, an open-end investment company that was the predecessor fund to the AmSouth Tennessee Tax-Exempt Fund. The ISG Tennessee Tax-Exempt Fund, commenced operations on 3/28/94, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the predecessor fund and commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date.

(3) Performance for the Class I Shares, which were first offered on 10/3/97, is based on the historical performance of the Fund's Class A Shares, including the predecessor fund's and commingled accounts' performance (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         CLASS I
 (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

 Maximum Sales Charge (Load) on
 Purchases                                  None
 Maximum Deferred Sales Charge (Load)       None
 Redemption Fee(2)                         2.00%

 ANNUAL FUND OPERATING EXPENSES           CLASS I
 (FEES PAID FROM FUND ASSETS)             SHARES

 Management Fee                            0.65%
 Distribution and/or Service
 (12b-1) Fee                                None
 Other Expenses(3)                         0.59%
   Total Fund Operating Expenses(3)        1.24%



(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class I Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.27% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.92%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                1      3       5        10
                             YEAR   YEARS   YEARS    YEARS
CLASS I SHARES               $126   $393    $681    $1,500


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                                       OVERVIEW
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          MONEY MARKET FUNDS
                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - seeking preservation of capital
                                            - investing short-term reserves
                                            - willing to accept lower potential returns in exchange
                                              for a higher degree of safety
                                            - in the case of the Tax-Exempt Money Market Fund, seeking federal tax-exempt income

                                          These Funds may not be appropriate if you are:
                                            - seeking high total return
                                            - pursuing a long-term goal or investing for retirement

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests only in U.S. dollar-denominated,
                                          "high-quality" short-term debt securities, including the
                                          following:

                                            - Obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
                                            - Certificates of deposit, time deposits, bankers'
                                              acceptances and other short-term securities issued by
                                              domestic or foreign banks or their subsidiaries or
                                              branches
                                            - Domestic and foreign commercial paper and other
                                              short-term corporate debt obligations, including those
                                              with floating or variable rates of interest
                                            - Obligations issued or guaranteed by one or more foreign
                                              governments or their agencies or instrumentalities,
                                              including obligations of supranational entities
                                            - Asset-backed securities
                                            - Repurchase agreements collateralized by the types of
                                              securities listed above

                                          The Fund invests in securities issued by: (i) FNMA, FHLMC,
                                          SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury; and (ii) FFCBs and
                                          TVA, which are supported only by the credit of the issuer.
                                          The Fund also invests in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by an
                                          NRSRO or, if unrated, determined by its Advisor to be of
                                          comparable quality.

                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two NRSROs (for example, commercial
                                          paper rated "A-1" by S&P, and "P-1" by Moody's Investors
                                          Service, Inc. ("Moody's")) or one NRSRO if only rated by one
                                          NRSRO or (ii) if unrated, are determined by the Advisor to be of comparable Quality.

                                          When selecting securities for the Fund's portfolio, the
                                          Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income. The Advisor generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the Advisor believes to be the best relative values.

                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are
                                          backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S.
                                          government and may be supported only by the issuer's right to borrow from the U.S. Treasury, or by the credit of the
                                          issuing agency, instrumentality or corporation, or by the
                                          U.S. in some other way.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the federal deposit insurance
                                          corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                        PERFORMANCE BAR CHART AND TABLE
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1) (%)
                                  [BAR CHART]

                        1993                         2.61
                        1994                         3.72
                        1995                         5.50
                        1996                         4.92
                        1997                         5.09
                        1998                         4.98
                        1999                         4.60
                        2000                         5.85
                        2001                         3.61
                        2002                         1.13

The Fund's total return from 1/1/03 to 9/30/03 was 0.43%.

                Best quarter:           1.52%    12/31/00
                Worst quarter:          0.23%    12/31/02

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 2002)(1)


                                                    1         5         10
                                                   YEAR     YEARS     YEARS

 CLASS I SHARES                                   1.13%     4.02%     4.19%

    -----------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

As of December 31, 2002, the Fund's 7-day yield for Class I Shares was 0.79%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.57% for Class I Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         CLASS I
 (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

 Maximum Sales Charge (Load) on
 Purchases                                  None
 Maximum Deferred Sales Charge (Load)       None
 Redemption Fee(2)                         0.00%

 ANNUAL FUND OPERATING EXPENSES           CLASS I
 (FEES PAID FROM FUND ASSETS)             SHARES

 Management Fee                            0.40%
 Distribution and/or Service (12b-1) Fee    None
 Other Expenses(3)                         0.47%
   Total Fund Operating Expenses(3)        0.87%



(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.25% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.65%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                               1      3       5        10
                              YEAR   YEARS   YEARS   YEARS
 CLASS I SHARES               $89    $278    $482    $1,073


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's operating expenses
  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH TREASURY RESERVE MONEY MARKET FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of
                                          capital and the maintenance of liquidity.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in U.S. Treasury securities and repurchase agreements in respect thereof. The Fund may
                                          invest up to 20% of its assets in other securities
                                          guaranteed as to payment of principal and interest by the
                                          U.S. government and repurchase agreements in respect
                                          thereof.

                                          The interest income from the Fund's investment in direct
                                          obligations of the United States is exempt from state and
                                          local, but not federal, income taxes. Dividends attributable to income from repurchase agreements are subject to federal, state and local income taxes.

                                          The Fund invests based on considerations of safety of
                                          principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest
                                          available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of
                                          short-term market variations. The Advisor generally
                                          evaluates investments based on interest rate sensitivity.

                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            INTEREST RATE RISK: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments.

                                          A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity.
                                          Neither the market value of such securities nor the Fund's share price is guaranteed.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the federal deposit insurance
                                          corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH TREASURY RESERVE MONEY
RISK/RETURN AND EXPENSES                                            MARKET FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performances to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1,2) (%)
[BAR CHART]

1993                                       2.06
94                                         4.05
95                                         5.41
96                                         4.90
97                                         5.05
98                                         4.93
99                                         4.39
00                                         5.61
01                                         3.58
2002                                       1.11


            The Fund's total return from 1/1/03 to 9/30/03 was 0.36%

         Best quarter:          1.46%    12/31/00
         Worst quarter:         0.00%    12/31/93


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)



                                                     1           5               10
                                                    YEAR       YEARS            YEARS
 CLASS I SHARES(2)                                 1.11%       3.91%            4.10%
                            -----------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

(2) The Treasury Money Market Fund commenced operations on 3/29/94 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by the Advisor, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of the commingled accounts for periods prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, their returns may have been adversely affected.

As of December 31, 2002, the Fund's 7-day yield for Class I Shares was 0.68%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.46% for Class I Shares for this time period. For current yield information on the Fund, call 1-800-852-0045. The Fund's yield appears in The Wall Street Journal each Thursday.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH TREASURY RESERVE MONEY
RISK/RETURN AND EXPENSES                                             MARKET FUND
--------------------------------------------------------------------------------

As an investor in the Treasury Reserve Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


FEES AND EXPENSES

     SHAREHOLDER TRANSACTION EXPENSES         CLASS I
     (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

     Maximum Sales Charge (Load) on
     Purchases                                  None
     Maximum Deferred Sales Charge (Load)       None
     Redemption Fee(2)                         0.00%

     ANNUAL FUND OPERATING EXPENSES           CLASS I
     (FEES PAID FROM FUND ASSETS)             SHARES

     Management Fee                            0.40%
     Distribution and/or Service (12b-1) Fee    None
     Other Expenses(3)                         0.50%
       Total Fund Operating Expenses(3)        0.90%


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.28% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.68%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE


                                1       3       5      10
                              YEAR   YEARS   YEARS   YEARS
 CLASS I SHARES               $92    $287    $498    $1,108


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's operating expenses

  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

------------------------------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,                           AMSOUTH TAX-EXEMPT MONEY MARKET FUND
RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------------------------------

                          RISK/RETURN SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks as high a level of current interest income
                                          exempt from federal income tax as is consistent with the
                                          preservation of capital and relative stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in short-term municipal
                                          securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax for individuals.
                                          Short-term municipal securities are debt obligations, such as bonds and notes, issued by states, territories and
                                          possessions of the United States and their political
                                          subdivisions, agencies and instrumentalities which,
                                          generally have remaining maturities of one year or less.
                                          Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt notes
                                          which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the
                                          Fund to demand payment within a year. The Fund may also
                                          invest up to 10% of its total assets in the securities of
                                          money market mutual funds which invest primarily in
                                          obligations exempt from federal income tax.

                                          When selecting securities for the Fund's portfolio, the
                                          Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high-level of income. The Advisor generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the Advisor believes to be the best relative values.

                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          The Fund may invest in certain other short-term debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 79 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as municipal notes. The lower a security's rating, the greater its credit risk.

                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 79.

                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the federal deposit insurance
                                          corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

--------------------------------------------------------------------------------
DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH TAX-EXEMPT MONEY MARKET
RISK/RETURN AND EXPENSES                                                    FUND
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR CLASS I SHARES(1) (%)
                                  [BAR GRAPH]

1993                                 1.92
94                                   2.33
95                                   3.44
96                                   3.03
97                                   3.20
98                                   2.99
99                                   2.83
00                                   3.49
01                                   2.06
2002                                 0.79

           The Fund's total return from 1/1/03 to 9/30/03 was 0.32%.

           Best quarter:           0.91%     6/30/95
           Worst quarter:          0.20%    12/31/02

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)



                                                    1         5         10
                                                   YEAR     YEARS     YEARS

 CLASS I SHARES                                   0.79%     2.42%     2.60%
                       ---------------------------------------------------------


(1) Both charts assume reinvestment of dividends.

As of December 31, 2002, the Fund's 7-day yield for Class I Shares was 0.85%. Without fee waivers and expense reimbursements, the Fund's yield for Class I Shares would have been 0.63% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                       AMSOUTH TAX-EXEMPT
                                                        MONEY MARKET FUND
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the Tax-Exempt Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


FEES AND EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES         CLASS I
   (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES

   Maximum Sales Charge (Load) on
   Purchases                                  None
   Maximum Deferred Sales Charge (Load)       None
   Redemption Fee(2)                         0.00%

   ANNUAL FUND OPERATING EXPENSES           CLASS I
   (FEES PAID FROM FUND ASSETS)             SHARES

   Management Fee                            0.40%
   Distribution and/or Service (12b-1) Fee    None
   Other Expenses(3)                         0.47%
     Total Fund Operating Expenses(3)        0.87%



(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.25% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.65%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE


                               1      3       5        10
                              YEAR   YEARS   YEARS   YEARS
 CLASS I SHARES               $89    $278    $482    $1,073


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's operating expenses

  - redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

 [MAGNIFYING GLASS GRAPHIC]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   EQUITY FUNDS
   VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   SELECT EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

   ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500(R). The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500(R), corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

   LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

   CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

   At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P and Fitch, or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P and Fitch are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

   MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities drawn from the S&P(R) 400. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Companies that no longer meet this definition after purchase continue to be considered to meet the definition for purposes of the 80% policy. The sub-advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000(R) Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund invests its assets primarily in equity securities of non-U.S. companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

   Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

   The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed-income securities and money market instruments. The Fund will not invest in fixed-income securities rated lower than A by a credit rating agency, such as Moody's, S&P or Fitch, or, if unrated, deemed to be of comparable quality by the Advisor.

   The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

   The value criteria used by the sub-advisor, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria. Similarly, the sub-advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the sub-advisor's judgment, circumstances warrant their sale.

   The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The sub-advisor may exclude the stock of a company that meets applicable market capitalization criteria if the sub-advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the sub-advisor intends to purchase in round lots only. Furthermore, the sub-advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

   On at least a semi-annual basis, the sub-advisor will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the sub-advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   amount of the Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

   EQUITY FUNDS AND BOND FUNDS -- If deemed appropriate under the circumstances, the Capital Growth Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. All other Equity Funds and the Bond Funds may each increase its holdings in short-term money market instruments to over 20% of its total assets. Each Equity Fund may hold uninvested cash pending investment.

   HYBRID FUNDS

   BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund invests in securities issued by: (i) GNMA, which are supported by the full faith and credit of the U.S. government; and (ii) FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in U.S. Treasury obligations.

   As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund's debt securities will consist of high-grade securities, which are those securities rated in one of the four highest rating categories by an NRSRO at the time of purchase, or, if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees ("Board") to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the Advisor considers it to be appropriate.

   APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                               BENCHMARK PERCENTAGES

                                                                                      MODERATE
                                            AGGRESSIVE                 GROWTH AND    GROWTH AND
             UNDERLYING FUND                  GROWTH       GROWTH        INCOME        INCOME
               ASSET CLASS                  PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
             ---------------                ----------    ---------    ----------    ----------
Equity Funds                                   95%           70%          55%           45%
Bond Funds                                      4%           29%          44%           54%
Money Market Funds                              1%            1%           1%            1%

   These benchamrk percentages are not fundamental investment policies and can be changed without the approval of shareholders. Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

   Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective.

   Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

   BOND FUNDS

   GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   borrowings. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as securities issued by: (i) GNMA, which are supported by the full faith and credit of the U.S. government; (ii) FNMA, FHLMC, SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury;
   (iii) FFCBs and TVA which are supported only by the credit of the issuer; and
   (iv) PEFCO, which may be guaranteed by the Exim Bank. The Exim Bank is an agency of the U.S. The Fund also invests in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

   The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

   LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

   If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put," the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

   The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury.

   BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

   MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. For purposes of these policies, net assets include net assets plus borrowings. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of its total assets in bonds.

   Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax.

   FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any, is not subject to the federal alternative minimum tax, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.

   Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Florida.

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

   TENNESSEE TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Tennessee and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any. For purposes of this policy, net assets include net assets plus borrowings. As a non-fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities that are not subject to the federal alternative minimum tax for individuals.

   Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Tennessee.

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Tennessee to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Tennessee Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

   MONEY MARKET FUNDS

   PRIME MONEY MARKET FUND -- As a fundamental policy, the Fund will invest only in U.S. dollar-denominated, "high quality" short-term debt securities. "High quality" debt securities are those obligations, which at the time of purchase, (1) possess the highest short-term rating from at least two NRSROs, or one NRSRO if only rated by one NRSRO, or (2) if unrated, are determined by the Advisor to be of comparable quality. The Fund's investments include securities issued by: (i) FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury; and (ii) FFCBs and TVA, which are supported only by the credit of the issuer. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury Securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. government and repurchase agreements in respect thereof.

   Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells a security to the Fund and agrees to repurchase the security on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield. However, the Fund will not invest in securities issued or guaranteed by U.S. government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates.

   TAX-EXEMPT MONEY MARKET FUND -- As a fundamental policy, the Fund will invest under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in Taxable Obligations. For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

   The Fund will invest only in those municipal securities and other obligations that re considered by the Advisor to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.

   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Funds are authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                                               FUND NAME                            FUND CODE
                                               ---------                            ---------
                        Balanced Fund                                                 1
                        Enhanced Market Fund                                          2
                        Value Fund                                                    3
                        Select Equity Fund                                            4
                        Small Cap Fund                                                5
                        Bond Fund                                                     6
                        Government Income Fund                                        7
                        Limited Term Bond Fund                                        8
                        Florida Tax-Exempt Fund                                       9
                        Municipal Bond Fund                                          10
                        International Equity Fund                                    11
                        Mid Cap Fund                                                 12
                        Capital Growth Fund                                          13
                        Large Cap Fund                                               14
                        Tennessee Tax-Exempt Fund                                    15
                        Prime Money Market Fund                                      16
                        Tax-Exempt Money Market Fund                                 17
                        Treasury Reserve Money Market Fund                           18

    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------
    AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares      1-5,11-14        Market
    of a company held by a U.S. bank that issues a receipt                             Political
    evidencing ownership.                                                              Foreign Investment



    ASSET-BACKED SECURITIES: Securities secured by company           1,6-8,13,16       Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets.                                     Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity
    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn     1-6,8-16,18       Credit
    on and accepted by a commercial bank. Maturities are                               Liquidity
    generally six months or less.                                                      Market
                                                                                       Interest Rate



    BONDS: Interest-bearing or discounted government or               1,6-10,15        Interest Rate
    corporate securities that obligate the issuer to pay the                           Market
    bondholder a specified sum of money, usually at specific                           Credit
    intervals, and to repay the principal amount of the loan at maturity, which is generally 90 days or more. The Funds will only purchase bonds that are high grade (rated at the time of purchase) in one of the four highest rating categories by a nationally recognized statistical rating organizations,
    or, if not rated, determined to be of comparable quality by the Advisor.


    CALL OPTIONS: A call option gives the buyer the right to        1-4,6-8 11-14      Management
    buy, and obligates the seller of the option to sell, a                             Liquidity
    security at a specified price. The Funds will sell only                            Credit
    covered call options.                                                              Market
                                                                                       Leverage



    CERTIFICATES OF DEPOSIT: Negotiable instruments with a          1,6-11,15-17       Market
    stated maturity.                                                                   Credit
                                                                                       Liquidity
                                                                                       Interest Rate



    COMMERCIAL PAPER: Secured and unsecured short-term                  1-17           Credit
    promissory notes issued by corporations and other entities.                        Liquidity
    Maturities generally vary from a few days to nine months.                          Market
                                                                                       Interest Rate



    COMMON STOCK: Shares of ownership of a company.                   1-5,11-14        Market




   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------
    CONVERTIBLE SECURITIES: Bonds or preferred stock that            1-6,8,11-14       Market
    convert to common stock.                                                           Credit



    DEMAND FEATURES: Securities that are subject to puts and          1,6,8,11,        Market
    standby commitments to purchase the securities at a fixed           15-17          Liquidity
    price (usually with accrued interest) within a fixed period                        Management
    of time following demand by a Fund.



    FOREIGN SECURITIES: Stocks issued by foreign companies, as        1-5,11-14        Leverage
    well as commercial paper of foreign issuers and obligations                        Market
    of foreign banks, overseas branches of U.S. banks and                              Political
    supranational entities.                                                            Liquidity
                                                                                       Foreign Investment



    FUNDING AGREEMENTS: Also known as guaranteed investment          1,6-8,11,16       Liquidity
    contracts, an agreement where a Fund invests an amount of                          Credit
    cash with an insurance company and the insurance company                           Market
    credits such investment on a monthly basis with guaranteed                         Interest Rate
    interest which is based on an index. These agreements
    provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for
    adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed
    10% of the Fund's net assets.



    FUTURES AND RELATED OPTIONS: A contract providing for the       1,2,4,6,8,11       Management
    future sale and purchase of a specified amount of a                                Market
    specified security, class of securities, or an index at a                          Credit
    specified time in the future and at a specified price.                             Liquidity
                                                                                       Leverage



    GLOBAL DEPOSITORY RECEIPTS (GDRS): Receipt for shares in a           11            Market
    foreign-based corporation traded in capital markets around                         Political
    the world.                                                                         Liquidity
                                                                                       Foreign Investment



    INVESTMENT COMPANY SECURITIES: Shares of investment                 1-18           Market
    companies. A Fund may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered
    investment company or invest more than 10% of its assets in the securities of other registered investment companies,
    except as may be permitted by law or SEC order. These
    registered investment companies may include money market
    funds of AmSouth Funds and shares of other registered
    investment companies for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment
    advisor, administrator or distributor. A Fund may also
    invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.



    MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                    1-15           Market
    dollar-denominated debt securities that have remaining                             Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, commercial paper and other
    short-term corporate obligations, repurchase agreements
    collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
    institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from
    registration under the Investment Company Act and that
    invest exclusively in money market instruments.



    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real      1,6,7,16         Pre-payment
    estate loans and pools of loans. These include                                     Market
    collateralized mortgage obligations and real estate mortgage                       Credit
    investment conduits.                                                               Regulatory



    MUNICIPAL SECURITIES: Securities issued by a state or           1,9,10,15,17       Market
    political subdivision to obtain funds for various public                           Credit
    purposes Municipal securities include private activity bonds                       Political
    and industrial development bonds, as well as general                               Tax
    obligation bonds, tax anticipation notes, bond anticipation                        Regulatory
    notes, revenue anticipation notes, project notes, other                            Interest Rate
    short-term tax-exempt obligations, municipal leases, and
    obligations of municipal housing authorities (single family revenue bonds).




   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------
    There are two general types of municipal bonds: General
    obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and
    forms but are generally backed by revenue from a specific
    project or tax. These include, but are not limited to,
    certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and
    special tax, including assessment district and community
    facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and
    industrial development bonds that are secured by a private company.
    PREFERRED STOCKS: Preferred Stocks are equity securities          1-8,11-14        Market
    that generally pay dividends at a specified Market rate and have preference over common stock in the payment of
    dividends and liquidation. Preferred stock generally does
    not carry voting rights.



    PUT OPTIONS: A put option gives the buyer the right to sell,        3,7,8          Management
    and obligates the seller of the option to buy a security at                        Liquidity
    a specified price. The Funds will sell only secured put                            Market
    options.                                                                           Leverage



    REPURCHASE AGREEMENTS: The purchase of a security and the         1-8,11-14        Market
    simultaneous commitment to return the security to the seller        16-18          Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan by a fund.

    REVERSE REPURCHASE AGREEMENTS: The sale of a security and         1,2,4-7,         Market
    the simultaneous commitment to buy the security back at an          16-18          Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.


    SECURITIES LENDING: The lending of a percentage of the              1-18           Market
    Fund's total assets. In return, the Fund will receive cash,                        Leverage
    other securities, and/or letters of credit. A Fund may                             Liquidity
    invest in securities of investment companies that are exempt                       Credit
    from registration under the Investment Company Act and that invest exclusively in money market instruments.
    TIME DEPOSITS: Non-negotiable receipts issued by a bank in         1,6-17          Liquidity
    exchange for the deposit of funds.                                                 Credit
                                                                                       Market



    TREASURY RECEIPTS: Treasury receipts, Treasury investment       1,6-10,15-18       Market
    growth receipts, and certificates of accrual 6-11, Market of      13-17,19
    Treasury securities.



    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by         1,6-10,15-18       Market
    agencies and instrumentalities of the U.S. government. These                       Credit
    include GNMA, FNMA Mae, and FHLMC.                                                 Interest Rate


    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately          1-18           Market
    traded registered interest and principal securities, and
    coupons under bank-entry safekeeping.



    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes         16-17          Credit
    that permit the indebtedness to vary and provide for                               Liquidity
    periodic adjustments in the interest rate according to the                         Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.



    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with          1,6-8,11,        Credit
    interest rates which are reset daily, weekly, quarterly or          15-17          Liquidity
    some other period and which may be payable to the Fund on                          Market
    demand.                                                                            Interest Rate



    WARRANTS: Securities, typically issued with preferred stock       1-5,11-14        Market
    or bonds, that give the holder the right to buy a                                  Credit
    proportionate amount of common stock at a specified price.



    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or         1-17,          Market
    contract to purchase securities at a fixed price for                               Leverage
    delivery at a future date.                                                         Liquidity
                                                                                       Credit


   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


    INSTRUMENT                                                        FUND CODE        RISK TYPE
    ----------                                                        ---------        ---------
    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay      1-10,15-18        Credit
    no interest, but are issued at a discount from their value                         Market
    at maturity. When held to maturity, their entire return                            Zero
    equals the difference between their issue price and their                          Coupon
    maturity value.                                                                    Interest Rate

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLBs, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. in some other way.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero-coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's Advisor may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   NON-DIVERSIFICATION RISK. A Fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PREPAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

ICON]

 FUND MANAGEMENT

   THE INVESTMENT ADVISOR

   AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment adviser for the Funds. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Funds. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

   AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

   Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. Investment sub-advisory services are provided to certain Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

   For these advisory services, the Funds paid as follows during their fiscal year ended July 31, 2003:

                                                        PERCENTAGE OF
                                                     AVERAGE NET ASSETS
                                                       AS OF 07/31/03
                                               ------------------------------
     Value Fund                                            0.80%
                                               ------------------------------
     Capital Growth Fund                                   0.80%
                                               ------------------------------
     Large Cap Fund                                        0.75%
                                               ------------------------------
     Mid Cap Fund                                          0.61%
                                               ------------------------------
     Small Cap Fund                                        1.10%
                                               ------------------------------
     Balanced Fund                                         0.80%
                                               ------------------------------
     Select Equity Fund                                    0.80%
                                               ------------------------------
     Enhanced Market Fund                                  0.45%
                                               ------------------------------
     International Equity Fund                             0.81%
                                               ------------------------------
     Aggressive Growth Portfolio                           0.10%
                                               ------------------------------
     Growth Portfolio                                      0.10%
                                               ------------------------------
     Growth and Income Portfolio                           0.10%
                                               ------------------------------
     Moderate Growth and Income Portfolio                  0.10%
                                               ------------------------------
     Bond Fund                                             0.50%
                                               ------------------------------
     Limited Term Bond Fund                                0.50%
                                               ------------------------------
     Government Income Fund                                0.50%
                                               ------------------------------
     Municipal Bond Fund                                   0.40%
                                               ------------------------------
     Florida Tax-Exempt Fund                               0.40%
                                               ------------------------------
     Tennessee Tax-Exempt Fund                             0.50%
                                               ------------------------------
     Prime Money Market Fund                               0.35%
                                               ------------------------------
     Treasury Reserve Money Market Fund                    0.35%
                                               ------------------------------
     Tax-Exempt Money Market Fund                          0.25%
    -------------------------------------------------------------------------

   FUND MANAGEMENT


   THE INVESTMENT SUB-ADVISORS

   ENHANCED MARKET FUND, SELECT EQUITY FUND AND MID CAP FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with each Fund's investment objectives, policies, and restrictions.

   OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, Illinois 60532.

   The table on the following page sets forth the performance data relating to the historical performance of two institutional funds, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "OakBrook Large Cap Fund") and the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500(R) Equity Fund (the "Enhanced S&P(R) Fund"), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund and the AmSouth Enhanced Market Fund, respectively.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the OakBrook Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the OakBrook Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P(R) Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

   The performance data shown below relating to the institutional accounts was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the OakBrook Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, the returns of the Enhanced S&P(R) Fund reflect the deduction of an investment advisory fee of 0.50%, and both accounts reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

   The institutional private accounts were not subject to the same types of expenses to which the Select Equity Fund and the Enhanced Market Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional accounts could have been adversely affected if the accounts had been regulated as investment companies under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund and the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used

   FUND MANAGEMENT


   to calculate the Select Equity Fund's and the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                              OAKBROOK           ENHANCED       S&P 500(R)
    YEAR                                   LARGE CAP FUND      S&P(R) FUND       INDEX(1)
    ----                                 ------------------    ------------    ------------
    1993(2)                                     2.62%                --            0.30%
    1994                                        4.39%                --            1.37%
    1994(3)                                       --               1.24%           1.45%
    1995                                       31.26%             35.49%          37.43%
    1996                                       19.34%             25.86%          23.14%
    1997                                       37.36%             33.00%          33.34%
    1998(4)                                     1.44%              1.10%           1.11%
    Since inception(5)                         22.12%                --           21.90%
    Since inception(6)                            --              30.47%          30.35%

   (1) The S&P 500(R) Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.

   (2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.

   (3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.

   (4) Total return for the period from January 1, 1998 through January 31, 1998. Returns have not been annualized.

   (5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

   (6) Annualized total return for the Enhanced S&P(R) Fund is for the period from December 1, 1994 through January 31, 1998.

   SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies and restrictions.

   Sawgrass is 27% owned by AmSouth Bank and 72.5% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, Florida 32250.

   The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

   The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

   FUND MANAGEMENT


   The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

   All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                                 SAWGRASS SMALL CAP       RUSSELL 2000(R)
    YEAR                                             COMPOSITE            GROWTH INDEX(1)
    ----                                       ----------------------    ------------------
    1988                                                11.73%                  20.37%
    1989                                                12.64%                  20.17%
    1990                                               -13.35%                 -17.41%
    1991                                                56.66%                  51.19%
    1992                                                21.94%                   7.77%
    1993                                                20.99%                  13.36%
    1994                                                 0.99%                  -2.43%
    1995                                                37.79%                  31.04%
    1996                                                11.72%                  11.43%
    1997                                                13.49%                  12.86%
    Last 5 Years(2)                                     16.38%                  12.76%
    Last 10 Years(2)                                    16.09%                  13.50%

   (1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   (2) Through December 31, 1997.

   PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

   The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since

   FUND MANAGEMENT


   inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                                        EMERALD SMALL
                                                        CAPITALIZATION       RUSSELL 2000(R)
                                                           FUND(1)           GROWTH INDEX(2)
                                                      ------------------    -----------------
    RETAIL SHARES
      (absent imposition of sales charges)
      One Year                                              12.62%                12.86%
      Three Years                                           18.39%                18.12%
      Since Inception                                       12.41%                12.55%
    RETAIL SHARES
      (absent imposition of the Emerald Small
      Capitalization Fund's maximum sales charge)
      One Year                                               7.55%                12.86%
      Three Years                                           16.58%                18.12%
      Since Inception                                       10.17%                12.55%

                                                        EMERALD SMALL
                                                        CAPITALIZATION       RUSSELL 2000(R)
                                                           FUND(1)           GROWTH INDEX(2)
                                                      ------------------    -----------------
    CLASS B SHARES
      (absent imposition of sales charges)
      One Year                                               8.02%                12.86%
      Since Inception                                       18.26%                13.89%
    CLASS B SHARES
      (assuming imposition of the Emerald Small
      Capitalization Fund's maximum contingent
      deferred sales charge)
      One Year                                               4.99%                12.86%
      Since Inception                                       15.87%                13.89%

   (1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

   (2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE

   The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

   INTERNATIONAL EQUITY FUND -- Dimensional Fund Advisors Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, serves as investment sub-advisor to the International Equity Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $41 billion as of September 30, 2003. Under the Sub-Advisory Agreement, Dimensional manages the Fund, selects investments, and places orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objective, policies and restrictions.

   FUND MANAGEMENT




   PORTFOLIO MANAGERS

 The primary portfolio manager(s) for each Fund is as follows:

   VALUE FUND -- Tin Y. Chan, CFA has been the portfolio manager for the Value Fund since January 2003. Mr. Chan has over nine years of portfolio management and equity research analysis experience. Prior to managing the Fund, Mr. Chan served as a portfolio manager with responsibility for the investment portfolios of retail and insurance-dedicated mutual funds utilizing growth and value styles of management. Mr. Chan earned his MBA from the University of Chicago, Graduate School of Business and his B.A. from Cornell University. He is a member of AIMR and the Boston Security Analysts Society.

   SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1997, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association for Investment Management and Research. He has 20 years of investment experience.

   SELECT EQUITY FUND, ENHANCED MARKET FUND AND MID CAP FUND -- The Select Equity Fund, Enhanced Market Fund and Mid Cap Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception and of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

   BALANCED FUND -- The Balanced Fund is co-managed by Tin Y. Chan, CFA, and John P. Boston, CFA. Mr. Chan has over nine years of portfolio management and equity research analysis experience. Mr. Chan earned his MBA from the University of Chicago, Graduate School of Business and his B.A. from Cornell University. Mr. Boston has been associated with AmSouth Bank's Trust Investment Department since 1988 and is currently Senior Vice President in charge of taxable fixed-income investments.

   BOND FUND -- The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John
   P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992, and is currently Senior Vice President and Trust Investment Officer at AmSouth Bank. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

   LIMITED TERM BOND FUND -- John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

   MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT
   FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund, Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed-income investments.

   INTERNATIONAL EQUITY FUND -- Investment decisions for the Fund have been made by the Investment Committee of Dimensional since October 2002. The Investment Committee meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

   FUND MANAGEMENT


   CAPITAL GROWTH FUND -- The Capital Growth Fund is managed by Robert A. Rinner, CFA. Mr. Rinner has served as an equity analyst and portfolio manager since 1983. He joined AmSouth Bank in 1996.

   LARGE CAP FUND -- The Large Cap Fund is managed by Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

   GOVERNMENT INCOME FUND -- The Government Income Fund is managed by John Mark McKenzie. Mr. McKenzie has been the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984.

   STRATEGIC PORTFOLIOS AND MONEY MARKET FUNDS -- Investment decisions for each Strategic Portfolio and Money Market Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

   THE DISTRIBUTOR AND ADMINISTRATOR

   ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services, L.P. ("BISYS").

   BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

   For more detailed information about the Advisor and other service providers, please see the SAI.

 [ICON]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS

   AmSouth Funds offer different classes of Fund Shares which have different expenses and other characteristics. Only one class of Fund shares, Class I Shares is offered in this prospectus. To choose the one best suited to your needs and goals, consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. The following are some of the main characteristics of the Class I Shares.

   CLASS I SHARES

   - No sales charges.

   - No Distribution and service (12b-1) fees.

   - Available only to the following investors:

     - investors for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with its Trust Department;

     - investors who purchase Shares of a Fund through a 401(a) plan or a 501(a) plan which by its terms permits purchases of Shares;

     - orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies;

     - investors who purchase through financial institutions approved by the Distributor; and

     - investors who provide an AmSouth Fund with its initial seed capital. All other investors are eligible to purchase Class A Shares or Class B Shares of the AmSouth Funds only.

   - Shareholder servicing fee of up to 0.15% of average daily net assets.

   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   The Funds also offer Class A Shares and Class B Shares, each of which has its own expense structure. Class A Shares and Class B Shares are available to investors who are not fiduciary clients of AmSouth Bank or who are not otherwise eligible for Class I Shares. Call the Distributor for more information (see back cover).

  SHAREHOLDER INFORMATION


   PRICING OF FUND SHARES
   -------------------------------
   HOW NAV IS CALCULATED

   The price of a Fund's shares is
   based on the Fund's per share
   net asset value ("NAV"). The
   NAV is calculated by adding the
   total value of the Fund's
   investments and other assets,
   subtracting its liabilities and
   then dividing that figure by
   the number of outstanding
   shares of the Fund.

                NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
             Outstanding

   Generally, for other than the
   Money Market Funds, you can
   find the Fund's NAV daily in
   The Wall Street Journal and
   other newspapers. NAV is
   calculated separately for each
   class of shares.
   -------------------------------

MONEY MARKET FUNDS

The per share NAV for each Fund is determined and its shares are priced twice a day on each day the Federal Reserve Bank of New York is open. The NAV for the Prime Money Market Fund and the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the NYSE. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Federal Reserve Bank of New York is closed due to an emergency.

For the Prime Money Market Fund and the Treasury Reserve Money Market Fund, orders received prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

For the Tax-Exempt Money Market Fund orders received prior to 12:00 p.m. Eastern time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.


OTHER FUNDS

Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open.

In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

You may purchase Class I Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of AmSouth Bank or one of its affiliates or other financial service providers approved by the Distributor.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

                                                                                                                    MINIMUM
                                                                                             MINIMUM INITIAL       SUBSEQUENT
                                                                         ACCOUNT TYPE          INVESTMENT          INVESTMENT
                                                                   Class I
                                                                   ----------------------------------------------------------
                                                                   Regular                            $1,000               $0
                                                                   ----------------------------------------------------------
                                                                   Retirement                           $250              $50

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of each Fund are offered in each state of the United States.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

You may purchase Class I Shares by following the procedures established by the Distributor in connection with the requirements of qualified accounts maintained by AmSouth Bank or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into Class I Shares of a Money Market Fund.

DELIVERY OF SHAREHOLDER DOCUMENTS

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Funds' prospectuses and shareholder reports, please call 1-800-451-8382. The Funds will begin sending you individual copies thirty days after receiving your request.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

   BY MAIL

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature.

     2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW).

     1. See instruction 1 above.
     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-451-8382 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-451-8382 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTION FEE

   EQUITY FUNDS, HYBRID FUNDS AND BOND FUNDS ONLY

   If you sell your Class I Shares or exchange them for shares of another Fund within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Class I Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

   The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

   The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan and brokerage accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee).

   We will not impose the redemption fee on a redemption or exchange of Class I Shares purchased upon the reinvestment of dividend and capital gain distributions.

   The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner of the account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 7 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   SHAREHOLDER INFORMATION


   UNDELIVERABLE REDEMPTION CHECKS



   For any shareholder who chooses to receive distributions in cash:



   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER SERVICING FEES

   Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Adviser or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. Shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. Class I Shares pay a shareholder servicing fee of up to 0.15% of the average daily net assets of a Fund. Class I Shares do not pay a 12b-1 fee.

   SHORT-TERM TRADING

   The Funds are intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Funds charge a 2.00% redemption fee on Class I Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. The Funds may also limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Funds may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

   The Funds or their agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. The Funds or their agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

   It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. Accordingly, the Funds may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Funds.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

  - Your name and telephone number

  - The exact name on your account and account number

  - Taxpayer identification number (usually your Social Security number)

  - Dollar value or number of shares to be exchanged

  - The name of the Fund from which the exchange is to be made

  - The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

  - When exchanging Class I Shares of a Fund for Class A Shares of a Fund, you will be exempt from any applicable sales charge.

  - The registration and tax identification numbers of the two accounts must be identical.

  - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  - Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

  - To prevent disruption in the management of the Funds due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same Fund during a calendar year.

   SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

   Dividends a Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that a Fund's dividends attributable to "qualified dividend income" (i.e., dividends a Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain a Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

   The income dividends that you receive from the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund and Tax-Exempt Money Market Fund are expected to be exempt from federal income tax and, in the case of income dividends of the Tennessee Tax-Exempt Fund, Tennessee personal income tax. Income exempt from federal income tax may be subject to state and local income tax. A Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal income taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains these Funds distribute also will be subject to federal income tax.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes a Fund pays. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

   An exchange of the shares of one Fund for shares of another Fund will be treated as a sale of the first Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

   AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

   Generally, the Funds' advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

   You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.
 106

   SHAREHOLDER INFORMATION




   BACK-UP WITHHOLDING
   Each Fund is required to withhold 28% of taxable dividends, and, for funds other than Money Market Funds, capital gain distributions and redemption proceeds otherwise payable to shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. Each Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who otherwise are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

   DIRECTED DIVIDEND OPTION

   By selecting the appropriate box on the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   DIVIDENDS AND OTHER DISTRIBUTIONS

   All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends are usually paid monthly. Net capital gains are distributed at least annually. Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

   FOR MORE INFORMATION ABOUT TAXES, PLEASE CONSULT THE STATEMENT OF ADDITIONAL INFORMATION.

  [ICON]

 OTHER INFORMATION ABOUT THE FUNDS



   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request. (See Back Cover) Please note that effective 12/1/02, Trust Class Shares were redesignated as Class I Shares.

OTHER INFORMATION ABOUT THE FUNDS

                                                            FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- CLASS I SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                 NET ASSET      NET         NET REALIZED                               NET REALIZED
                                  VALUE,     INVESTMENT    AND UNREALIZED    TOTAL FROM      NET        GAINS FROM
                                 BEGINNING     INCOME      GAINS (LOSSES)    INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     (LOSS)     FROM INVESTMENTS   ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
VALUE FUND
 Year Ended July 31, 2003         $12.74        0.16            0.81            0.97        (0.15)        (0.52)        (0.67)
 Year Ended July 31, 2002         $20.34        0.11           (5.99)          (5.88)       (0.11)        (1.61)        (1.72)
 Year Ended July 31, 2001+        $19.53        0.15            3.59            3.74        (0.16)        (2.77)        (2.93)
 Year Ended July 31, 2000         $25.27        0.28           (2.24)          (1.96)       (0.28)        (3.50)        (3.78)
 Year Ended July 31, 1999         $24.57        0.26            3.16            3.42        (0.25)        (2.47)        (2.72)
CAPITAL GROWTH FUND
 Year Ended July 31, 2003         $ 7.94       (0.03)           0.83            0.80           --            --            --
 Year Ended July 31, 2002         $10.82       (0.04)          (2.84)          (2.88)          --            --            --
 Year Ended July 31, 2001+        $14.89       (0.06)          (2.85)          (2.91)          --         (1.16)        (1.16)
 Period Ended July 31, 2000(a)    $14.27       (0.02)           0.64            0.62           --            --            --
 Year Ended December 31, 1999+    $14.09       (0.01)           2.95            2.94           --         (2.76)        (2.76)
 Year Ended December 31, 1998     $12.69        0.01            3.88            3.89        (0.01)        (2.48)        (2.49)
LARGE CAP FUND
 Year Ended July 31, 2003         $15.49        0.03            1.54            1.57        (0.03)        (0.63)        (0.66)
 Year Ended July 31, 2002         $21.25        0.02           (4.58)          (4.56)       (0.01)        (1.19)        (1.20)
 Year Ended July 31, 2001+        $28.14          --           (2.83)          (2.83)          --         (4.06)        (4.06)
 Period Ended July 31, 2000(a)    $28.01          --            0.14            0.14        (0.01)           --         (0.01)
 Year Ended December 31, 1999+    $27.54        0.03            5.07            5.10        (0.03)        (4.60)        (4.63)
 Period Ended December 31,
   1998(b)                        $25.52          --            2.02            2.02           --            --            --

                                                                RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------------
                                                                                   EXPENSES                   NET ASSETS,
                                 NET ASSET                 NET                      (BEFORE       PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS/     TURNOVER      PERIOD
                                 OF PERIOD    RETURN      INCOME     EXPENSES   REIMBURSEMENTS      RATE*       (000'S)
                                 ----------   -------   ----------   --------   ---------------   ---------   -----------
VALUE FUND
 Year Ended July 31, 2003          $13.04        8.21%      1.32%       1.20%        1.29%          117%       $390,734
 Year Ended July 31, 2002          $12.74      (31.09%)     0.64%       1.20%        1.26%           59%       $420,054
 Year Ended July 31, 2001+         $20.34       21.10%      0.76%       1.19%        1.25%           43%       $565,484
 Year Ended July 31, 2000          $19.53       (8.11%)     1.30%       1.13%        1.15%           17%       $560,804
 Year Ended July 31, 1999          $25.27       15.43%      1.07%       1.08%        1.09%           18%       $960,660
CAPITAL GROWTH FUND
 Year Ended July 31, 2003          $ 8.74       10.08%     (0.31%)      1.16%        1.28%          151%       $224,798
 Year Ended July 31, 2002          $ 7.94      (26.62%)    (0.48%)      1.15%        1.27%          115%       $242,193
 Year Ended July 31, 2001+         $10.82      (21.11%)    (0.50%)      1.11%        1.26%          100%       $299,177
 Period Ended July 31, 2000(a)     $14.89        4.36%     (0.26%)      1.11%        1.22%           91%       $298,771
 Year Ended December 31, 1999+     $14.27       22.09%     (0.09%)      1.07%        1.08%          178%       $241,810
 Year Ended December 31, 1998      $14.09       32.40%      0.07%       1.02%        1.03%          152%       $173,542
LARGE CAP FUND
 Year Ended July 31, 2003          $16.40       10.65%      0.25%       1.11%        1.29%            7%       $393,743
 Year Ended July 31, 2002          $15.49      (22.64%)     0.10%       1.11%        1.27%           11%       $393,942
 Year Ended July 31, 2001+         $21.25      (11.60%)    (0.01%)      1.10%        1.26%           10%       $521,412
 Period Ended July 31, 2000(a)     $28.14       (0.50%)     0.00%       1.07%        1.22%           10%       $694,107
 Year Ended December 31, 1999+     $28.01       18.84%      0.11%       1.04%        1.14%           15%       $706,313
 Period Ended December 31,
   1998(b)                         $27.54        7.92%      0.20%       1.04%        1.09%            3%       $786,462

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
     Not annualized.
       Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

OTHER INFORMATION ABOUT THE FUNDS

                                                            FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- CLASS I SHARES Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                             ------------------------------------------   -------------------------------------
                                                          NET REALIZED AND
                                 NET ASSET      NET       UNREALIZED GAINS                             NET REALIZED
                                  VALUE,     INVESTMENT    (LOSSES) FROM     TOTAL FROM      NET        GAINS FROM
                                 BEGINNING     INCOME     INVESTMENTS AND    INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                 OF PERIOD     (LOSS)         OPTIONS        ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
                                 ---------   ----------   ----------------   ----------   ----------   ------------   ---------
MID CAP FUND
 Year Ended July 31, 2003         $ 9.40        0.02            1.04            1.06        (0.02)           --         (0.02)
 Year Ended July 31, 2002         $12.06       (0.13)          (2.53)          (2.66)          --            --            --
 Year Ended July 31, 2001+        $16.70       (0.15)          (4.49)          (4.64)          --            --            --
 Period Ended July 31, 2000(a)    $17.37       (0.11)          (0.56)          (0.67)          --            --            --
 Period Ended December 31,
   1999(b)+                       $10.00       (0.12)           7.49            7.37           --            --            --
SMALL CAP FUND
 Year Ended July 31, 2003         $ 7.21       (0.07)           0.17            0.10           --            --            --
 Year Ended July 31, 2002         $10.22       (0.08)          (2.93)          (3.01)          --            --            --
 Year Ended July 31, 2001+        $12.61       (0.12)          (1.06)          (1.18)          --         (1.21)        (1.21)
 Year Ended July 31, 2000         $ 8.44       (0.07)           4.24            4.17           --            --            --
 Year Ended July 31, 1999         $ 9.15       (0.03)          (0.68)          (0.71)          --            --            --
BALANCED FUND
 Year Ended July 31, 2003         $10.90        0.23            0.66            0.89        (0.27)        (0.14)        (0.41)
 Year Ended July 31, 2002         $12.45        0.32           (1.18)          (0.86)       (0.33)        (0.36)        (0.69)
 Year Ended July 31, 2001+        $12.47        0.40            1.26            1.66        (0.41)        (1.27)        (1.68)
 Year Ended July 31, 2000         $14.93        0.46           (0.64)          (0.18)       (0.50)        (1.78)        (2.28)
 Year Ended July 31, 1999         $15.18        0.44            0.95            1.39        (0.44)        (1.20)        (1.64)
SELECT EQUITY FUND
 Year Ended July 31, 2003         $11.01        0.07            0.91            0.98        (0.06)           --         (0.06)
 Year Ended July 31, 2002         $11.25        0.04           (0.25)          (0.21)       (0.03)           --         (0.03)
 Year Ended July 31, 2001+        $ 8.73        0.02            2.52            2.54        (0.02)           --         (0.02)
 Year Ended July 31, 2000+        $11.89        0.09           (2.36)          (2.27)       (0.08)        (0.81)        (0.89)
 Period Ended July 31, 1999(c)    $11.52        0.04            0.38            0.42        (0.04)        (0.01)        (0.05)

                                                                 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                        ------------------------------------------------------------------

                                                                                    EXPENSES                   NET ASSETS,
                                 NET ASSET                 NET                      (BEFORE        PORTFOLIO     END OF
                                 VALUE, END    TOTAL    INVESTMENT     NET        REDUCTIONS/      TURNOVER      PERIOD
                                 OF PERIOD    RETURN      INCOME     EXPENSES   REIMBURSEMENTS)      RATE*       (000'S)
                                 ----------   -------   ----------   --------   ----------------   ---------   -----------
MID CAP FUND
 Year Ended July 31, 2003          $10.44       11.26%      0.23%       0.99%         1.54%            59%      $117,498
 Year Ended July 31, 2002          $ 9.40      (22.06%)    (1.16%)      1.51%         1.73%           221%      $ 30,453
 Year Ended July 31, 2001+         $12.06      (27.78%)    (1.03%)      1.42%         1.55%           120%      $ 41,611
 Period Ended July 31, 2000(a)     $16.70       (3.86%)     (1.08)      1.46%         1.53%            39%      $ 63,696
 Period Ended December 31,
   1999(b)+                        $17.37       73.70%     (1.47%)      2.18%         2.18%            20%      $ 37,186
SMALL CAP FUND
 Year Ended July 31, 2003          $ 7.31        1.39%     (1.11%)      1.45%         1.68%           221%      $174,741
 Year Ended July 31, 2002          $ 7.21      (29.45%)    (1.11%)      1.46%         1.67%           227%      $139,099
 Year Ended July 31, 2001+         $10.22      (10.16%)    (1.07%)      1.46%         1.67%           220%      $172,735
 Year Ended July 31, 2000          $12.61       49.41%     (1.01%)      1.42%         1.70%           318%      $162,215
 Year Ended July 31, 1999          $ 8.44       (7.76%)    (0.82%)      1.39%         2.38%           208%      $ 21,777
BALANCED FUND
 Year Ended July 31, 2003          $11.38        8.49%      2.19%       1.19%         1.32%            86%      $ 62,776
 Year Ended July 31, 2002          $10.90       (7.27%)     2.72%       1.19%         1.31%            34%      $ 68,542
 Year Ended July 31, 2001+         $12.45       14.09%      3.16%       1.16%         1.27%            14%      $102,780
 Year Ended July 31, 2000          $12.47       (0.90%)     3.50%       1.13%         1.17%            16%      $166,797
 Year Ended July 31, 1999          $14.93        9.74%      2.93%       1.09%         1.10%            23%      $319,016
SELECT EQUITY FUND
 Year Ended July 31, 2003          $11.93        8.96%      0.57%       1.19%         1.39%             8%      $ 44,620
 Year Ended July 31, 2002          $11.01       (1.84%)     0.42%       1.33%         1.63%            38%      $  8,419
 Year Ended July 31, 2001+         $11.25       29.12%      0.19%       1.56%         1.97%            19%      $  7,043
 Year Ended July 31, 2000+         $ 8.73      (19.72%)     0.88%       1.25%         1.78%            25%      $  5,100
 Period Ended July 31, 1999(c)     $11.89        3.63%      0.65%       0.99%         1.58%            10%      $ 10,420

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
     Not annualized.
     Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
(c) For the period from December 3, 1998 (commencement of operations) through July 31, 1999.

OTHER INFORMATION ABOUT THE FUNDS

                                                            FINANCIAL HIGHLIGHTS

EQUITY FUNDS -- CLASS I SHARES Selected data for a share outstanding throughout the period indicated.

                                                 INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                       ------------------------------------------   --------------------------------------
                                                                NET REALIZED AND
                                                                UNREALIZED GAINS
                                                                  (LOSSES) FROM
                                       NET ASSET      NET         INVESTMENTS,                                NET REALIZED
                                        VALUE,     INVESTMENT     FUTURES, AND      TOTAL FROM      NET        GAINS FROM
                                       BEGINNING     INCOME          FOREIGN        INVESTMENT   INVESTMENT    INVESTMENT
                                       OF PERIOD     (LOSS)        CURRENCIES*      ACTIVITIES     INCOME     TRANSACTIONS
                                       ---------   ----------   -----------------   ----------   ----------   ------------
ENHANCED MARKET FUND
 Year Ended July 31, 2003               $ 9.17        0.08             0.71            0.79        (0.08)           --
 Year Ended July 31, 2002               $12.28        0.06            (2.97)          (2.91)       (0.04)        (0.16)
 Year Ended July 31, 2001+              $14.65        0.06            (2.17)          (2.11)       (0.04)        (0.22)
 Year Ended July 31, 2000               $13.86        0.10             1.23            1.33        (0.09)        (0.45)
 Period Ended July 31, 1999(a)          $12.18        0.07             1.71            1.78        (0.07)        (0.03)

INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2003               $ 7.83        0.02             0.89            0.91        (0.02)           --
 Year Ended July 31, 2002               $ 9.50        0.04            (1.70)          (1.66)       (0.01)           --
 Year Ended July 31, 2001+              $12.37        0.06            (2.53)          (2.47)       (0.04)        (0.36)
 Period Ended July 31, 2000(b)+         $13.27        0.06            (0.96)          (0.90)          --            --
 Year Ended December 31, 1999           $10.58        0.08             2.75            2.83        (0.14)           --
 Period Ended December 31, 1998(c)      $10.05       (0.01)            0.54            0.53           --            --

STRATEGIC PORTFOLIOS:
AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003               $ 7.03          --             0.70            0.70           --            --
 Year Ended July 31, 2002               $ 9.90       (0.02)           (2.21)          (2.23)          --         (0.64)
 Year Ended July 31, 2001+              $11.51        0.14            (0.44)          (0.30)       (0.15)        (1.16)
 Period Ended July 31, 2000(b)          $11.53        0.02            (0.02)             --        (0.02)           --
 Period Ended December 31, 1999(d)      $10.05        0.12             1.52            1.64        (0.12)        (0.04)

STRATEGIC PORTFOLIOS:
GROWTH PORTFOLIO
 Year Ended July 31, 2003               $ 7.62        0.07             0.62            0.69        (0.07)           --
 Year Ended July 31, 2002               $ 9.42        0.09            (1.50)          (1.41)       (0.09)        (0.30)
 Year Ended July 31, 2001+              $10.51        0.24            (0.42)          (0.18)       (0.24)        (0.67)
 Period Ended July 31, 2000(b)          $10.61        0.08            (0.11)          (0.03)       (0.07)           --
 Period Ended December 31, 1999(e)      $10.00        0.16             0.69            0.85        (0.16)        (0.08)

STRATEGIC PORTFOLIOS:
GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003               $ 8.36        0.14             0.55            0.69        (0.14)           --
 Year Ended July 31, 2002               $ 9.80        0.20            (1.16)          (0.96)       (0.20)        (0.28)
 Year Ended July 31, 2001+              $10.56        0.32            (0.12)           0.20        (0.33)        (0.63)
 Period Ended July 31, 2000(b)          $10.51        0.14             0.03            0.17        (0.12)           --
 Period Ended December 31, 1999(f)      $ 9.85        0.13             0.69            0.82        (0.13)        (0.03)

STRATEGIC PORTFOLIOS:
MODERATE GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003               $ 8.61        0.17             0.49            0.66        (0.17)        (0.03)
 Year Ended July 31, 2002               $ 9.76        0.23            (0.95)          (0.72)       (0.23)        (0.20)
 Year Ended July 31, 2001+              $10.08        0.34             0.14            0.48        (0.35)        (0.45)
 Period Ended July 31, 2000(b)          $ 9.98        0.18             0.07            0.25        (0.15)           --
 Period Ended December 31, 1999(g)      $ 9.88        0.20             0.16            0.36        (0.20)        (0.06)


                                                                NET ASSET
                                         TOTAL     REDEMPTION   VALUE, END   TOTAL
                                       DIVIDENDS      FEES      OF PERIOD    RETURN
                                       ---------   ----------   ----------   ------
ENHANCED MARKET FUND
 Year Ended July 31, 2003                (0.08)         --        $ 9.88       8.71%
 Year Ended July 31, 2002                (0.20)         --        $ 9.17     (24.00%)
 Year Ended July 31, 2001+               (0.26)         --        $12.28     (14.53%)
 Year Ended July 31, 2000                (0.54)         --        $14.65       9.73%
 Period Ended July 31, 1999(a)           (0.10)         --        $13.8       14.71%
INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2003                (0.02)       0.01        $ 8.73      11.73%
 Year Ended July 31, 2002                (0.01)         --        $ 7.83     (17.49%)
 Year Ended July 31, 2001+               (0.40)         --        $ 9.50     (20.50%)
 Period Ended July 31, 2000(b)+             --          --        $12.37      (6.71%)
 Year Ended December 31, 1999            (0.14)         --        $13.27      26.72%
 Period Ended December 31, 1998(c)          --          --        $10.58       5.27%
STRATEGIC PORTFOLIOS:
AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003                   --          --        $ 7.73       9.97%
 Year Ended July 31, 2002                (0.64)         --        $ 7.03     (23.78%)
 Year Ended July 31, 2001+               (1.31)         --        $ 9.90      (3.30%)
 Period Ended July 31, 2000(b)           (0.02)         --        $11.51       0.01%
 Period Ended December 31, 1999(d)       (0.16)         --        $11.53      16.31%
STRATEGIC PORTFOLIOS:
GROWTH PORTFOLIO
 Year Ended July 31, 2003                (0.07)         --        $ 8.24       9.19%
 Year Ended July 31, 2002                (0.39)         --        $ 7.62     (15.50%)
 Year Ended July 31, 2001+               (0.91)         --        $ 9.42      (1.98%)
 Period Ended July 31, 2000(b)           (0.07)         --        $10.51      (0.29%)
 Period Ended December 31, 1999(e)       (0.24)         --        $10.61       8.59%
STRATEGIC PORTFOLIOS:
GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003                (0.14)         --        $ 8.91       8.32%
 Year Ended July 31, 2002                (0.48)         --        $ 8.36     (10.19%)
 Year Ended July 31, 2001+               (0.96)         --        $ 9.80       1.84%
 Period Ended July 31, 2000(b)           (0.12)         --        $10.56       1.64%
 Period Ended December 31, 1999(f)       (0.16)         --        $10.51       8.40%
STRATEGIC PORTFOLIOS:
MODERATE GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003                (0.20)         --        $ 9.07       7.87%
 Year Ended July 31, 2002                (0.43)         --        $ 8.61      (7.65%)
 Year Ended July 31, 2001+               (0.80)         --        $ 9.76       4.93%
 Period Ended July 31, 2000(b)           (0.15)         --        $10.08       2.50%
 Period Ended December 31, 1999(g)       (0.26)         --        $ 9.98       3.64%

                                               RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                       -----------------------------------------------------------------

                                                                  EXPENSES                   NET ASSETS,
                                          NET                      (BEFORE       PORTFOLIO     END OF
                                       INVESTMENT     NET        REDUCTIONS/     TURNOVER      PERIOD
                                         INCOME     EXPENSES   REIMBURSEMENTS)    RATE**       (000'S)
                                       ----------   --------   ---------------   ---------   -----------
ENHANCED MARKET FUND
 Year Ended July 31, 2003                 0.92%       0.83%         1.00%            27%      $ 98,133
 Year Ended July 31, 2002                 0.53%       0.93%         1.10%            34%      $  6,793
 Year Ended July 31, 2001+                0.43%       0.90%         1.04%            42%      $ 15,469
 Year Ended July 31, 2000                 0.65%       0.81%         0.98%            30%      $ 31,622
 Period Ended July 31, 1999(a)            0.90%       0.74%         1.29%            36%      $ 14,273
INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2003                 1.52%       1.21%         1.76%            18%      $254,736
 Year Ended July 31, 2002                 0.56%       1.45%         1.79%           160%      $185,374
 Year Ended July 31, 2001+                0.59%       1.47%         1.79%            45%      $145,744
 Period Ended July 31, 2000(b)+           0.83%       1.59%         1.88%            32%      $105,034
 Year Ended December 31, 1999             0.80%       1.56%         1.84%            40%      $ 46,104
 Period Ended December 31, 1998(c)       (1.47%)      1.61%         1.89%            62%      $ 27,977
STRATEGIC PORTFOLIOS:
AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2003                 0.03%       0.61%         0.99%           100%      $ 14,403
 Year Ended July 31, 2002                (0.23%)      0.68%         1.04%            50%      $ 13,497
 Year Ended July 31, 2001+                1.34%       0.72%         1.08%            36%      $ 23,313
 Period Ended July 31, 2000(b)            0.38%       0.75%         1.09%            22%      $ 20,485
 Period Ended December 31, 1999(d)        3.23%       0.73%         2.10%            95%      $ 18,847
STRATEGIC PORTFOLIOS:
GROWTH PORTFOLIO
 Year Ended July 31, 2003                 1.01%       0.55%         0.95%           128%      $ 10,633
 Year Ended July 31, 2002                 1.03%       0.66%         1.05%            63%      $ 11,930
 Year Ended July 31, 2001+                2.40%       0.73%         1.12%            38%      $ 18,048
 Period Ended July 31, 2000(b)            1.28%       0.76%         1.10%            97%      $ 19,495
 Period Ended December 31, 1999(e)        4.82%       0.73%         3.14%            76%      $ 11,372
STRATEGIC PORTFOLIOS:
GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003                 1.60%       0.57%         0.76%           135%      $ 51,660
 Year Ended July 31, 2002                 2.07%       0.55%         0.73%            69%      $ 55,180
 Year Ended July 31, 2001+                3.25%       0.57%         0.75%            51%      $ 74,878
 Period Ended July 31, 2000(b)            2.39%       0.58%         0.72%            21%      $ 87,453
 Period Ended December 31, 1999(f)        3.43%       0.70%         0.98%            57%      $ 86,700
STRATEGIC PORTFOLIOS:
MODERATE GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2003                 1.99%       0.59%         0.96%           136%      $ 17,500
 Year Ended July 31, 2002                 2.54%       0.59%         0.97%            65%      $ 17,843
 Year Ended July 31, 2001+                3.48%       0.71%         1.09%            62%      $ 20,264
 Period Ended July 31, 2000(b)            3.03%       0.74%         1.03%            21%      $ 20,081
 Period Ended December 31, 1999(g)        4.46%       0.73%         1.87%           124%      $ 21,384

  + Net investment income (loss) is based on average shares outstanding during the period.
  * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
    Not annualized.
    Annualized.
 (a)For the period from December 11, 1998 (commencement of operations) through July 31, 1999.
 (b)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
 (c)For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
 (d)For the period from January 28, 1999 (commencement of operations) through December 31, 1999.
 (e)For the period from February 1, 1999 (commencement of operations) through December 31, 1999.
 (f)For the period from February 8, 1999 (commencement of operations) through December 31, 1999.
 (g)For the period from February 10, 1999 (commencement of operations) through December 31, 1999.

OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS

BOND FUNDS -- CLASS I SHARES Selected data for a share outstanding throughout the period indicated.

                                                             INVESTMENT ACTIVITIES
                                                   ------------------------------------------
                                       NET ASSET                  NET REALIZED
                                        VALUE,        NET        AND UNREALIZED    TOTAL FROM
                                       BEGINNING   INVESTMENT    GAINS (LOSSES)    INVESTMENT
                                       OF PERIOD     INCOME     FROM INVESTMENTS   ACTIVITIES
                                       ---------   ----------   ----------------   ----------
BOND FUND
 Year Ended July 31, 2003               $11.43        0.49            0.10            0.59
 Year Ended July 31, 2002               $11.13        0.53            0.37            0.90
 Year Ended July 31, 2001+              $10.52        0.60            0.61            1.21
 Year Ended July 31, 2000               $10.63        0.59           (0.06)           0.53
 Year Ended July 31, 1999               $11.05        0.61           (0.30)           0.31

LIMITED TERM BOND FUND
 Year Ended July 31, 2003               $10.70        0.38            0.02            0.40
 Year Ended July 31, 2002               $10.55        0.50            0.18            0.68
 Year Ended July 31, 2001+              $10.13        0.58            0.43            1.01
 Year Ended July 31, 2000               $10.29        0.59           (0.12)           0.47
 Year Ended July 31, 1999               $10.43        0.59           (0.16)           0.43

GOVERNMENT INCOME FUND
 Year Ended July 31, 2003               $10.26        0.42           (0.05)           0.37
 Year Ended July 31, 2002               $10.10        0.49            0.21            0.70
 Year Ended July 31, 2001+              $ 9.61        0.56            0.50            1.06
 Year Ended July 31, 2000               $ 9.62        0.57           (0.03)           0.54
 Year Ended July 31, 1999               $ 9.87        0.54           (0.26)           0.28

                                                LESS DIVIDENDS FROM
                                       -------------------------------------
                                                    NET REALIZED
                                          NET        GAINS FROM
                                       INVESTMENT    INVESTMENT      TOTAL
                                         INCOME     TRANSACTIONS   DIVIDENDS
                                       ----------   ------------   ---------
BOND FUND
 Year Ended July 31, 2003                (0.54)         (0.15)       (0.69)
 Year Ended July 31, 2002                (0.57)         (0.03)       (0.60)
 Year Ended July 31, 2001+               (0.60)            --        (0.60)
 Year Ended July 31, 2000                (0.62)         (0.02)       (0.64)
 Year Ended July 31, 1999                (0.60)         (0.13)       (0.73)
LIMITED TERM BOND FUND
 Year Ended July 31, 2003                (0.44)            --        (0.44)
 Year Ended July 31, 2002                (0.53)            --        (0.53)
 Year Ended July 31, 2001+               (0.59)            --        (0.59)
 Year Ended July 31, 2000                (0.63)            --        (0.63)
 Year Ended July 31, 1999                (0.57)            --        (0.57)
GOVERNMENT INCOME FUND
 Year Ended July 31, 2003                (0.43)         (0.15)       (0.58)
 Year Ended July 31, 2002                (0.54)            --        (0.54)
 Year Ended July 31, 2001+               (0.57)            --        (0.57)
 Year Ended July 31, 2000                (0.55)            --        (0.55)
 Year Ended July 31, 1999                (0.53)            --        (0.53)


                                       NET ASSET
                                       VALUE, END   TOTAL
                                       OF PERIOD    RETURN
                                       ----------   ------
BOND FUND
 Year Ended July 31, 2003                $11.33      5.19%
 Year Ended July 31, 2002                $11.43      8.34%
 Year Ended July 31, 2001+               $11.13     11.79%
 Year Ended July 31, 2000                $10.52      5.24%
 Year Ended July 31, 1999                $10.63      2.68%
LIMITED TERM BOND FUND
 Year Ended July 31, 2003                $10.66      3.76%
 Year Ended July 31, 2002                $10.70      6.57%
 Year Ended July 31, 2001+               $10.55     10.26%
 Year Ended July 31, 2000                $10.13      4.71%
 Year Ended July 31, 1999                $10.29      4.14%
GOVERNMENT INCOME FUND
 Year Ended July 31, 2003                $10.05      3.62%
 Year Ended July 31, 2002                $10.26      7.12%
 Year Ended July 31, 2001+               $10.10     11.30%
 Year Ended July 31, 2000                $ 9.61      5.91%
 Year Ended July 31, 1999                $ 9.62      2.72%

                                               RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                       -----------------------------------------------------------------
                                                                  EXPENSES                   NET ASSETS,
                                          NET                      (BEFORE       PORTFOLIO     END OF
                                       INVESTMENT     NET        REDUCTIONS/     TURNOVER      PERIOD
                                         INCOME     EXPENSES   REIMBURSEMENTS)     RATE*       (000'S)
                                       ----------   --------   ---------------   ---------   -----------
BOND FUND
 Year Ended July 31, 2003                4.14%       0.84%          1.12%           33%       $599,249
 Year Ended July 31, 2002                4.77%       0.84%          1.10%           35%       $588,979
 Year Ended July 31, 2001+               5.47%       0.84%          1.10%           24%       $609,708
 Year Ended July 31, 2000                5.66%       0.78%          1.03%           27%       $501,550
 Year Ended July 31, 1999                5.57%       0.71%          0.95%           18%       $380,226
LIMITED TERM BOND FUND
 Year Ended July 31, 2003                3.52%       0.83%          1.12%           32%       $181,187
 Year Ended July 31, 2002                4.71%       0.86%          1.12%           29%       $151,819
 Year Ended July 31, 2001+               5.59%       0.86%          1.12%           44%       $155,261
 Year Ended July 31, 2000                5.74%       0.82%          1.07%           34%       $177,323
 Year Ended July 31, 1999                5.60%       0.71%          0.98%           39%       $109,554
GOVERNMENT INCOME FUND
 Year Ended July 31, 2003                4.08%       0.86%          1.13%           28%       $253,447
 Year Ended July 31, 2002                4.88%       0.85%          1.11%           18%       $263,211
 Year Ended July 31, 2001+               5.62%       0.84%          1.10%           25%       $302,099
 Year Ended July 31, 2000                5.68%       0.85%          1.13%           42%       $356,642
 Year Ended July 31, 1999                5.44%       0.60%          1.65%           27%       $  3,150

  + Net investment income is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS

BOND FUNDS -- CLASS I SHARES Selected data for a share outstanding throughout the period indicated.

                                                                INVESTMENT ACTIVITIES
                                                     -------------------------------------------
                                         NET ASSET                  NET REALIZED
                                          VALUE,        NET        AND UNREALIZED    TOTAL FROM
                                         BEGINNING   INVESTMENT    GAINS (LOSSES)    INVESTMENT
                                         OF PERIOD     INCOME     FROM INVESTMENTS   ACTIVITIES
                                         ---------   ----------   ----------------   -----------
MUNICIPAL BOND FUND
 Year Ended July 31, 2003                 $10.38        0.37           (0.04)            0.33
 Year Ended July 31, 2002                 $10.19        0.40            0.21             0.61
 Year Ended July 31, 2001+                $ 9.77        0.41            0.41             0.82
 Year Ended July 31, 2000                 $ 9.87        0.41           (0.05)            0.36
 Year Ended July 31, 1999                 $10.14        0.42           (0.18)            0.24

FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2003                 $10.80        0.38           (0.09)            0.29
 Year Ended July 31, 2002                 $10.52        0.40            0.27             0.67
 Year Ended July 31, 2001+                $10.16        0.41            0.36             0.77
 Year Ended July 31, 2000                 $10.22        0.42           (0.02)            0.40
 Year Ended July 31, 1999                 $10.46        0.43           (0.20)            0.23

TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2003                 $10.36        0.31           (0.05)            0.26
 Year Ended July 31, 2002                 $10.10        0.33            0.26             0.59
 Year Ended July 31, 2001+                $ 9.74        0.38            0.36             0.74
 Period Ended July 31, 2000(a)            $ 9.55        0.22            0.18             0.40
 Year Ended December 31, 1999             $10.19        0.35           (0.64)           (0.29)
 Year Ended December 31, 1998             $10.18        0.37            0.08             0.45

                                                  LESS DIVIDENDS FROM
                                         -------------------------------------
                                                      NET REALIZED
                                            NET        GAINS FROM
                                         INVESTMENT    INVESTMENT      TOTAL
                                           INCOME     TRANSACTIONS   DIVIDENDS
                                         ----------   ------------   ---------
MUNICIPAL BOND FUND
 Year Ended July 31, 2003                  (0.35)        (0.03)        (0.38)
 Year Ended July 31, 2002                  (0.41)        (0.01)        (0.42)
 Year Ended July 31, 2001+                 (0.40)           --         (0.40)
 Year Ended July 31, 2000                  (0.41)        (0.05)        (0.46)
 Year Ended July 31, 1999                  (0.40)        (0.11)        (0.51)
FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2003                  (0.38)           --         (0.38)
 Year Ended July 31, 2002                  (0.39)           --         (0.39)
 Year Ended July 31, 2001+                 (0.41)           --         (0.41)
 Year Ended July 31, 2000                  (0.43)        (0.03)        (0.46)
 Year Ended July 31, 1999                  (0.41)        (0.06)        (0.47)
TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2003                  (0.30)           --         (0.30)
 Year Ended July 31, 2002                  (0.33)           --         (0.33)
 Year Ended July 31, 2001+                 (0.38)           --         (0.38)
 Period Ended July 31, 2000(a)             (0.21)           --         (0.21)
 Year Ended December 31, 1999              (0.35)           --         (0.35)
 Year Ended December 31, 1998              (0.37)        (0.07)        (0.44)


                                         NET ASSET
                                         VALUE, END    TOTAL
                                         OF PERIOD    RETURN
                                         ----------   -------
MUNICIPAL BOND FUND
 Year Ended July 31, 2003                  $10.33       3.21%
 Year Ended July 31, 2002                  $10.38       6.10%
 Year Ended July 31, 2001+                 $10.19       8.52%
 Year Ended July 31, 2000                  $ 9.77       3.85%
 Year Ended July 31, 1999                  $ 9.87       2.30%
FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2003                  $10.71       2.72%
 Year Ended July 31, 2002                  $10.80       6.54%
 Year Ended July 31, 2001+                 $10.52       7.72%
 Year Ended July 31, 2000                  $10.16       4.02%
 Year Ended July 31, 1999                  $10.22       2.16%
TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2003                  $10.32       2.47%
 Year Ended July 31, 2002                  $10.36       5.93%
 Year Ended July 31, 2001+                 $10.10       7.70%
 Period Ended July 31, 2000(a)             $ 9.74       4.26%
 Year Ended December 31, 1999              $ 9.55      (2.83%)
 Year Ended December 31, 1998              $10.19       4.52%

                                                 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                         -----------------------------------------------------------------
                                                                    EXPENSES                   NET ASSETS,
                                            NET                      (BEFORE       PORTFOLIO     END OF
                                         INVESTMENT     NET        REDUCTIONS/     TURNOVER      PERIOD
                                           INCOME     EXPENSES   REIMBURSEMENTS)     RATE*       (000'S)
                                         ----------   --------   ---------------   ---------   -----------
MUNICIPAL BOND FUND
 Year Ended July 31, 2003                  3.51%       0.74%          1.11%            7%       $351,021
 Year Ended July 31, 2002                  3.89%       0.75%          1.10%           10%       $371,126
 Year Ended July 31, 2001+                 4.04%       0.74%          1.10%            5%       $380,330
 Year Ended July 31, 2000                  4.25%       0.68%          1.02%            9%       $387,511
 Year Ended July 31, 1999                  4.11%       0.61%          0.95%           21%       $321,293
FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2003                  3.51%       0.69%          1.15%            6%       $ 50,536
 Year Ended July 31, 2002                  3.80%       0.72%          1.16%           13%       $ 54,901
 Year Ended July 31, 2001+                 3.95%       0.75%          1.19%            7%       $ 57,181
 Year Ended July 31, 2000                  4.19%       0.65%          1.11%           11%       $ 61,877
 Year Ended July 31, 1999                  4.10%       0.49%          1.01%           34%       $ 63,548
TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2003                  2.86%       0.92%          1.24%           21%       $ 39,569
 Year Ended July 31, 2002                  3.18%       0.93%          1.21%           60%       $ 49,148
 Year Ended July 31, 2001+                 3.77%       0.94%          1.23%          123%       $ 56,693
 Period Ended July 31, 2000(a)             3.95%       0.95%          1.11%           23%       $ 65,160
 Year Ended December 31, 1999              3.57%       1.00%          1.00%           64%       $ 75,537
 Year Ended December 31, 1998              3.65%       0.95%          0.95%          155%       $ 91,687

   + Net investment income is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
     Not annualized.
     Annualized.
  (a)For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

OTHER INFORMATION ABOUT THE FUNDS

                                                            FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS -- CLASS I SHARES Selected data for a share outstanding throughout the period indicated.

                                                                INVESTMENT ACTIVITIES
                                                            -----------------------------                   LESS
                                                NET ASSET                  NET REALIZED                  DIVIDENDS
                                                 VALUE,        NET        AND UNREALIZED    TOTAL FROM    FROM NET    NET ASSET
                                                BEGINNING   INVESTMENT    GAINS (LOSSES)    INVESTMENT   INVESTMENT   VALUE, END
                                                OF PERIOD     INCOME     FROM INVESTMENTS   ACTIVITIES     INCOME     OF PERIOD
                                                ---------   ----------   ----------------   ----------   ----------   ----------
       PRIME MONEY MARKET FUND
         Year Ended July 31, 2003                $1.000       0.008               --          0.008        (0.008)      $1.000
         Year Ended July 31, 2002                $1.000       0.017               --          0.017        (0.017)      $1.000
         Year Ended July 31, 2001                $1.000       0.051               --          0.051        (0.051)      $1.000
         Year Ended July 31, 2000                $1.000       0.052               --          0.052        (0.052)      $1.000
         Year Ended July 31, 1999                $1.000       0.045               --          0.045        (0.045)      $1.000

       TREASURY RESERVE MONEY MARKET FUND
         Year Ended July 31, 2003                $1.000       0.007               --          0.007        (0.007)      $1.000
         Year Ended July 31, 2002                $1.000       0.017               --          0.017        (0.017)      $1.000
         Year Ended July 31, 2001                $1.000       0.049               --          0.049        (0.049)      $1.000
         Period Ended July 31, 2000(b)           $1.000       0.031               --          0.031        (0.031)      $1.000
         Year Ended December 31, 1999            $1.000       0.043               --          0.043        (0.043)      $1.000
         Year Ended December 31, 1998            $1.000       0.048               --          0.048        (0.048)      $1.000

       TAX-EXEMPT MONEY MARKET FUND
         Year Ended July 31, 2003                $0.999       0.006            0.001          0.007        (0.006)      $1.000
         Year Ended July 31, 2002                $0.998       0.010            0.001          0.011        (0.010)      $0.999
         Year Ended July 31, 2001                $0.998       0.029               --          0.029        (0.029)      $0.998
         Year Ended July 31, 2000                $1.000       0.032           (0.002)         0.030        (0.032)      $0.998
         Year Ended July 31, 1999                $1.000       0.027               --          0.027        (0.027)      $1.000

                                                           RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                         -----------------------------------------------------
                                                                                    EXPENSES       NET ASSETS,
                                                            NET                      (BEFORE         END OF
                                                TOTAL    INVESTMENT     NET        REDUCTIONS/       PERIOD
                                                RETURN     INCOME     EXPENSES   REIMBURSEMENTS)     (000'S)
                                                ------   ----------   --------   ---------------   -----------
       PRIME MONEY MARKET FUND
         Year Ended July 31, 2003               0.78%      0.83%       0.65%          0.87%         $221,937
         Year Ended July 31, 2002               1.68%      1.68%       0.64%          0.84%         $770,519
         Year Ended July 31, 2001               5.18%      5.06%       0.63%          0.84%         $745,662
         Year Ended July 31, 2000               5.31%      5.24%       0.67%          0.76%         $731,762
         Year Ended July 31, 1999               4.59%      4.51%       0.68%          0.69%         $536,899
       TREASURY RESERVE MONEY MARKET FUND
         Year Ended July 31, 2003               0.71%      0.78%       0.68%          0.90%         $ 41,676
         Year Ended July 31, 2002               1.68%      1.70%       0.65%          0.86%         $218,404
         Year Ended July 31, 2001               5.06%      4.99%       0.62%          0.85%         $266,738
         Period Ended July 31, 2000(b)          3.10%      5.24%       0.61%          0.76%         $280,546
         Year Ended December 31, 1999           4.39%      4.31%       0.59%          0.60%         $341,803
         Year Ended December 31, 1998           4.93%      4.78%       0.53%             (a)        $309,979
       TAX-EXEMPT MONEY MARKET FUND
         Year Ended July 31, 2003               0.62%      0.63%       0.65%          0.87%         $129,415
         Year Ended July 31, 2002               1.02%      1.02%       0.66%          0.86%         $175,135
         Year Ended July 31, 2001               2.98%      2.95%       0.65%          0.86%         $151,905
         Year Ended July 31, 2000               3.23%      3.28%       0.59%          0.80%         $141,874
         Year Ended July 31, 1999               2.76%      2.71%       0.49%          0.73%         $ 73,880

      Not annualized.
      Annualized.
(a)   There were no fee reductions in this period.
(b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

                              [AMSOUTH FUNDS LOGO]

                               3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. The SAI is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the Reports and SAI, prospectuses of other funds in the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                        AMSOUTH FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-800-451-8382
                        INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM

You can review the Reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). You can also get text-only copies:

- Free from the EDGAR Database on the SEC's Website at http://www.sec.gov. or

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act File No. 811-5551.                             ASO120101T

                                   PROSPECTUS

           AMSOUTH INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND

         INSTITUTIONAL CLASS 1 SHARES, INSTITUTIONAL CLASS 2 SHARES AND
                          INSTITUTIONAL CLASS 3 SHARES

                                DECEMBER 1, 2003

                              [AMSOUTH FUNDS LOGO]

--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
--------------------------------------------------------------------------------

         AMSOUTH FUNDS                         TABLE OF CONTENTS

                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [LOGO]

Carefully review this important                           2  Overview
section, which summarizes each                            4  Risk/Return Summary
Fund's investments, risks, past                           7  Fees and Expenses
performance, and fees.


                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]

Review this section for additional                        8  Investment Practices
information on investment                                10  Investment Risks
strategies and their risks.

                                                      FUND MANAGEMENT

                                            [LOGO]

Review this section for details on                       12  The Investment Advisor
the people and organizations who                         12  The Distributor and Administrator
oversee the Fund.

                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                       13  Choosing a Share Class
how shares are valued, how to                            13  Pricing of Fund Shares
purchase, sell and exchange                              14  Purchasing and Adding to Your Shares
shares, related charges and                              15  Selling Your Shares
payments of dividends and                                16  General Policies on Selling Shares
distributions.                                           17  Distribution and Service (12b-1) Fees
                                                         18  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [LOGO]
                                                         19  Financial Highlights

 [LOGO]

 RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUND                              AmSouth Funds is a mutual fund family that offers different classes of shares in separate investment portfolios. This
                                          prospectus gives you important information about the
                                          Institutional Class 1 Shares, Institutional Class 2 Shares
                                          and Institutional Class 3 Shares of the Institutional Prime
                                          Obligations Money Market Fund ("Fund") that you should know before investing. Please read this prospectus and keep it
                                          for future reference.

                                          The Fund described in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you
                                          should know a few general basics about investing in mutual funds.

                                          ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR
                                          INVESTMENT AT $1 PER SHARE, AS WITH OTHER INVESTMENTS, YOU
                                          COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR
                                          INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                          AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED
                                          BY THE FDIC OR ANY GOVERNMENT AGENCY.

                                          The Fund has an investment objective and strategies for
                                          reaching that objective. Before investing, make sure that
                                          the Fund's objective matches your own. The portfolio manager invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. The manager's
                                          judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or
                                          underperform other funds with similar objectives.

                                          The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the
                                          outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.


     RISK/RETURN SUMMARY AND FUND EXPENSES                       OVERVIEW


                          AMSOUTH INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND

                                          The Fund seeks current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Fund seeks to maintain a stable price of
                                          $1.00 per share.

    WHO MAY WANT TO INVEST                Consider investing in the Fund if you are:
                                            - seeking preservation of capital
                                            - investing short-term reserves
                                            - willing to accept lower potential returns in exchange
                                              for a higher degree of safety

                                          The Fund may not be appropriate if you are:
                                            - seeking high total return
                                            - pursuing a long-term goal or investing for retirement

                                              AMSOUTH INSTITUTIONAL PRIME
   RISK/RETURN SUMMARY AND FUND EXPENSES    OBLIGATIONS MONEY MARKET FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests only in U.S. dollar-denominated,
                                          "high-quality" short-term debt securities, including the
                                          following:

                                            - Obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities

                                            - Certificates of deposit, time deposits, bankers'
                                          acceptances and other short-term securities issued by
                                              domestic or foreign banks or their subsidiaries or
                                              branches
                                            - Domestic and foreign commercial paper and other
                                          short-term corporate debt obligations, including those with floating or variable rates of interest
                                            - Obligations issued or guaranteed by one or more foreign
                                          governments or their agencies or instrumentalities including obligations of supranational entities
                                            - Asset-backed securities
                                            - Repurchase agreements collateralized by the types of
                                              securities listed above

                                          The Fund invests in securities issued by: (i) the Federal
                                          National Mortgage Association ("FNMA"), the Federal Home
                                          Loan Mortgage Corporation ("FHLMC"), the Student Loan
                                          Marketing Association ("SLMA") and the Federal Home Loan
                                          Banks ("FHLBs"), which are supported by the right of the
                                          issuer to borrow from the U.S. Treasury; and (ii) the
                                          Federal Farm Credit Banks ("FFCBs"), which is supported only by the credit of the issuer. The Fund also invests in
                                          mortgage-related securities issued by nongovernmental
                                          entities which are rated, at the time of purchase, in one of the four highest rating categories by an NRSRO or, if
                                          unrated, determined by its Advisor to be of comparable
                                          quality.

                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's, a division of The
                                          McGraw-Hill Companies, Inc., and "P-1" by Moody's Investors
                                          Service, Inc.) or one NRSRO if only rated by one NRSRO or
                                          (ii) if unrated, are determined by the Advisor to be of
                                          comparable quality.

                                          When selecting securities for the Fund's portfolio, the
                                          Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income. The Advisor generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the Advisor believes to be the best relative values.

                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 8 or consult the Statement of
                                          Additional Information ("SAI").


                                              AMSOUTH INSTITUTIONAL PRIME
   RISK/RETURN SUMMARY AND FUND EXPENSES    OBLIGATIONS MONEY MARKET FUND


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are
                                          backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S.
                                          government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the
                                          issuing agency, instrumentality or corporation, or by the
                                          U.S. in some other way.

                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 8.

                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                              AMSOUTH INSTITUTIONAL PRIME
   RISK/RETURN SUMMARY AND FUND EXPENSES    OBLIGATIONS MONEY MARKET FUND


PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL CLASS 1 SHARES(1, 2) [BAR CHART]

            1999                    5.07
            2000                    6.33
            2001                    3.99
            2002                    1.53

The Fund's total return from 1/1/03 to 9/30/03 was 0.73%.


  Best quarter:           1.63%     9/30/02
  Worst quarter:          0.34%    12/31/02


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2002)(1)

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Institutional Class 2 Shares and Institutional Class 3 Shares will differ from the Institutional Class 1 Shares returns shown on the bar chart because of differences in the expenses of each class.

                                      1         SINCE INCEPTION
                                     YEAR          (9/15/98)

 INSTITUTIONAL CLASS 1 SHARES       1.53%            4.27%
 INSTITUTIONAL CLASS 2 SHARES(2)    1.28%            4.01%
 INSTITUTIONAL CLASS 3 SHARES(2)    1.03%            3.75%
                                   -----------------------------------

(1) Both charts assume reinvestment of dividends.

(2) Performance for the Institutional Class 2 and Institutional Class 3 Shares, which were first offered on 2/19/99 and 2/22/99, respectively, are based on the historical performance of the Institutional Class 1 Shares prior to that date.

As of December 31, 2002, the Fund's 7-day yield for Institutional Class 1, Institutional Class 2 and Institutional Class 3 Shares was 1.19%, 0.94% and 0.69%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.05%, 0.80% and 0.55%, respectively, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                              AMSOUTH INSTITUTIONAL PRIME
   RISK/RETURN SUMMARY AND FUND EXPENSES    OBLIGATIONS MONEY MARKET FUND

 FEES AND EXPENSES

                                         INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
 SHAREHOLDER TRANSACTION EXPENSES          CLASS 1         CLASS 2         CLASS 3
 (EXPENSES PAID BY YOU DIRECTLY)(1)         SHARES          SHARES          SHARES

 Maximum Sales Charge
 (Load) on Purchases                          None            None            None
 Maximum Deferred Sales Charge (Load)         None            None            None
 Redemption Fee(2)                            None            None            None

                                         INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
 ANNUAL FUND OPERATING EXPENSES            CLASS 1         CLASS 2         CLASS 3
 (FEES PAID FROM FUND ASSETS)               SHARES          SHARES          SHARES

 Management Fee                              0.20%           0.20%           0.20%
 Distribution and/or Service (12b-1)
 Fee                                          None           0.25%           0.50%
 Other Expenses(3)                           0.21%           0.21%           0.21%
   Total Fund Operating Expenses(3)          0.41%           0.66%           0.91%

As an investor in the Institutional Prime Obligations Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses for each class are being limited to 0.06% for each Institutional Class 1, Institutional Class 2 and Institutional Class 3 Shares. Total expenses after fee waivers and expense reimbursements for each class are:
Institutional Class 1 Shares, 0.26%; Institutional Class 2 Shares, 0.51%; and Institutional Class 3 Shares, 0.76%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                                1       3      5       10
                              YEAR   YEARS  YEARS   YEARS
 INSTITUTIONAL CLASS 1
   SHARES                     $42    $132   $230   $  518
 INSTITUTIONAL CLASS 2
   SHARES                     $67    $211   $368   $  822

 INSTITUTIONAL CLASS 3
   SHARES                     $93    $290   $504   $1,120

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

  [LOGO]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   INVESTMENT PRACTICES

   The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Fund is authorized to use, as well as the main risks it poses. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments. Following the table is a more complete discussion of risk.

                             INSTRUMENT                               RISK TYPE
                             ----------                               ---------
    ASSET-BACKED SECURITIES: Securities secured by company            Pre-payment
    receivables, home equity loans, truck and auto loans,             Market
    leases, credit card receivables and other securities backed       Credit
    by other types of receivables or other assets.                    Interest Rate
                                                                      Regulatory
                                                                      Liquidity
    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn      Credit
    on and accepted by a commercial bank. Maturities are              Liquidity
    generally six months or less.                                     Market
                                                                      Interest Rate
    CERTIFICATES OF DEPOSIT: Negotiable instruments with a            Market
    stated maturity.                                                  Credit Liquidity
                                                                      Interest Rate
    COMMERCIAL PAPER: Secured and unsecured short-term                Credit
    promissory notes issued by corporations and other entities.       Liquidity
    Maturities generally vary from a few days to nine months.         Market
                                                                      Interest Rate
    DEMAND FEATURES: Securities that are subject to puts and          Market
    standby commitments to purchase the securities at a fixed         Liquidity
    price (usually with accrued interest) within a fixed period       Management
    of time following demand by a Fund.

    DERIVATIVES: Instruments whose value is derived from an           Management
    underlying contract, index or security, or any combination        Market
    thereof, including futures, options (e.g., put and calls),        Credit
    options on futures, swap agreements, and some                     Interest Rate
    mortgage-backed securities.                                       Liquidity Leverage

    FOREIGN SECURITIES: Commercial paper of foreign issuers and       Market
    obligations of foreign banks, overseas branches of U.S.           Political
    banks and supranational entities.                                 Liquidity
                                                                      Foreign Investment
    FUNDING AGREEMENTS: Also known as guaranteed investment           Liquidity
    contracts, an agreement where a Fund invests an amount of         Credit
    cash with an insurance company and the insurance company          Market
    credits such investment on a monthly basis with guaranteed        Interest Rate
    interest which is based on an index. These agreements
    provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for
    adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed
    10% of the Fund's net assets.

    ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                             INSTRUMENT                               RISK TYPE
                             ----------                               ---------
    INVESTMENT COMPANY SECURITIES: Shares of other registered         Market
    investment companies with similar investment objectives. A
    Fund may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than
    3% of the securities of any one registered investment
    company or invest more than 10% of its assets in the
    securities of other registered investment companies, except as may be permitted by law or SEC order. A Fund may also
    invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments. As a
    shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own Advisor.

    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real      Pre-payment
    estate loans and pools of loans. These include                    Market
    collateralized mortgage obligations and real estate mortgage      Credit
    investment conduits.                                              Regulatory

    REPURCHASE AGREEMENTS: The purchase of a security and the         Market
    simultaneous commitment to return the security to the seller      Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.

    REVERSE REPURCHASE AGREEMENTS: The sale of a security and         Market
    the simultaneous commitment to buy the security back at an        Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

    SECURITIES LENDING: The lending of a percentage of the            Market
    Fund's total assets. In return, the Fund will receive cash,       Leverage
    other securities, and/or letters of credit. A Fund may            Liquidity Credit
    invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.
    TIME DEPOSITS: Non-negotiable receipts issued by a bank in        Liquidity
    exchange for the deposit of funds.                                Credit Market
    TREASURY RECEIPTS: Treasury receipts, Treasury investment         Market
    growth receipts, and certificates of accrual of Treasury
    securities.

    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by           Market
    agencies and instrumentalities of the U.S. government. These      Credit
    include GNMA, FNMA and FHLMC.                                     Interest Rate

    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately        Market
    traded registered interest and principal securities, and
    coupons under bank-entry safekeeping.

    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes       Credit
    that permit the indebtedness to vary and provide for              Liquidity
    periodic adjustments in the interest rate according to the        Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.

    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with          Credit
    interest rates which are reset daily, weekly, quarterly or        Liquidity
    some other period and which may be payable to the Fund on         Market
    demand.                                                           Interest Rate

    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or       Market
    contract to purchase securities at a fixed price for              Leverage Liquidity
    delivery at a future date.                                        Credit

    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay       Credit
    no interest, but are issued at a discount from their value        Interest Rate
    at maturity. When held to maturity, their entire return           Market
    equals the difference between their issue price and their
    maturity value.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses". Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLBs, by the credit of the issuing agency, such as securities issued by FFCB or by the U.S. in some other way.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from Internal Revenue Code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero-coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

    ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. However, if held to maturity, the face value of the security is recovered. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PREPAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   TAX RISK. The risk that the issuer of securities the interest on which is intended to be exempt from federal income tax will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [LOGO]

 FUND MANAGEMENT

   THE INVESTMENT ADVISOR

   AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment adviser for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Funds. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

   AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

   Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. For these advisory services, the Fund paid 0.07% of its average net assets during its fiscal year ended July 31, 2003.

   THE DISTRIBUTOR AND ADMINISTRATOR

   ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

   BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   For more detailed information about the Advisor and other service providers, please see the SAI.

 [LOGO]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS

   Institutional Class 1 Shares, Institutional Class 2 Shares and Institutional Class 3 Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Institutional Class 1 Shares are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. In choosing a class, you should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   INSTITUTIONAL CLASS 1 SHARES

   - No sales charges.
   - No Distribution and service (12b-1) fees.
   - Minimum Initial Investment: $3 million.
   - Offered only to:
     - Customers of AmSouth Bank for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency, or similar capacity;
     - Fiduciary customers of other financial institutions approved by the Distributor (Sweep Program Participant(s)).

   INSTITUTIONAL CLASS 2 SHARES

   - No sales charges.
   - Distribution and service (12b-1) fees of 0.25% of average daily net assets.
   - Minimum Initial Investment: $500,000.

   INSTITUTIONAL CLASS 3 SHARES

   - No sales charges.
   - Distribution and service (12b-1) fees of 0.50% of average daily net assets.
   - Minimum Initial Investment: $50,000.

   For actual past expenses of each share class, see the fund information earlier in this prospectus.

  PRICING OF FUND SHARES
   --------------------------------------------------
   HOW NAV IS CALCULATED

   The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                       NAV =
                            Total Assets - Liabilities
                          ------------------------------
                                 Number of Shares
                                    Outstanding

   NAV is calculated separately for each class of shares
--------------------------------------------------------------------------------

The per share NAV for the Fund is determined and its shares are priced twice a day at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the Federal Reserve Bank of New York is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Federal Reserve Bank of New York is closed due to an emergency.

Orders received prior to 2:00 p.m. Eastern Time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   You may purchase Fund Shares through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.

   Additionally, banks, brokers and other financial institutions and representatives may use shares of the Fund in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of the Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

                                 MINIMUM       MINIMUM
                                 INITIAL      SUBSEQUENT
 ACCOUNT TYPE                   INVESTMENT    INVESTMENT

 Institutional Class 1          $3,000,000            $0
 -------------------------------------------------------
 Institutional Class 2            $500,000            $0
 -------------------------------------------------------
 Institutional Class 3             $50,000            $0

You may purchase Fund Shares by following the procedures established by the Distributor in connection with the requirements of qualified accounts maintained by AmSouth Bank or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into a Money Market Fund.

When purchasing Fund Shares through AmSouth Bank or an approved financial institution, simply tell AmSouth or your financial institution that you wish to purchase shares of the Funds and they will take care of the necessary documentation.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

  1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

BY MAIL

  1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
     - Your Fund and account number;
     - Amount you wish to redeem ;
     - Address where your check should be sent; and
     - Account owner signature.

  2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)

  1. See instruction 1 above.
  2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219.

WIRE TRANSFER

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

- Make sure you've checked the appropriate box on the account application. Or call 1-800-451-8382.

- Include a voided personal check.

- Your account must have a value of $5,000 or more to start withdrawals.

- If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner of the account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTION OF SHARES THROUGH CERTAIN INVESTMENT REPRESENTATIVES

   If you purchased shares of a Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

   REDEMPTIONS WITHIN 7 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CONVERSION OF SMALL ACCOUNTS

   If the value of Institutional Class 1 Shares in your account falls below $3 million, the Fund may ask you to increase your balance. If it is still below $3 million after 60 days, the Fund may convert, at net asset value, your Institutional Class 1 Shares to Institutional Class 2 Shares.

SHAREHOLDER INFORMATION

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   The 12b-1 and shareholder servicing fees of Institutional Class 2 Shares and Institutional Class 3 Shares vary as follows:

     - Institutional Class 2 Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.

     - Institutional Class 3 Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the Fund. This will cause expenses for Institutional Class 3 Shares to be higher and dividends to be lower than for Institutional Class 2 Shares.

   Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

SHAREHOLDER INFORMATION

   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

   Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax matters that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

   The Fund declares dividends from its net investment income daily and distributes those dividends monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund shares unless you request to receive all distributions in cash.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income and are not expected to qualify for the 15% maximum federal income tax rate for individual shareholders enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Distributions are taxable whether you receive them in cash or in additional shares.

   AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

   Generally, the Fund's advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains may be realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

   You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

   BACK-UP WITHHOLDING

   The Fund is required to withhold 28% of taxable dividends or other distributions, if any, otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules or who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

   DIVIDENDS AND OTHER DISTRIBUTIONS

   All dividends and other distributions, if any, will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

   DISTRIBUTION OF SHAREHOLDER DOCUMENTS

   In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.

   FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

[LOGO]

 OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request. (See Back Cover)

OTHER INFORMATION ABOUT THE FUNDS

                                                            FINANCIAL HIGHLIGHTS

INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND Selected data for a share outstanding throughout the period indicated.

                                                                          INVESTMENT ACTIVITIES
                                                              ----------------------------------------------
                                                                               NET REALIZED                             LESS
                                                NET ASSET                     AND UNREALIZED                         DIVIDENDS
                                                  VALUE          NET          GAINS (LOSSES)      TOTAL FROM          FROM NET
                                                BEGINNING     INVESTMENT           FROM           INVESTMENT         INVESTMENT
                                                OF PERIOD       INCOME         INVESTMENTS        ACTIVITIES           INCOME
                                                ---------     ----------     ----------------     ----------         ----------
       INSTITUTIONAL CLASS 1 SHARES
         Year Ended July 31, 2003                $1.000         0.012                 --            0.012              (0.012)
         Year Ended July 31, 2002                $1.000         0.021                 --            0.021              (0.021)
         Year Ended July 31, 2001                $1.000         0.054                 --            0.054              (0.054)
         Year Ended July 31, 2000                $1.000         0.057                 --            0.057              (0.057)
         Period Ended July 31, 1999(a)           $1.000         0.042                 --            0.042              (0.042)
       INSTITUTIONAL CLASS 2 SHARES
         Year Ended July 31, 2003                $1.000         0.009                 --            0.009              (0.009)
         Year Ended July 31, 2002                $1.000         0.018                 --            0.018              (0.018)
         Year Ended July 31, 2001                $1.000         0.052                 --            0.052              (0.052)
         Year Ended July 31, 2000                $1.000         0.054                 --            0.054              (0.054)
         Period Ended July 31, 1999(b)           $1.000         0.020                 --            0.020              (0.020)
       INSTITUTIONAL CLASS 3 SHARES
         Year Ended July 31, 2003                $1.000         0.007                 --            0.007              (0.007)
         Year Ended July 31, 2002                $1.000         0.016                 --            0.016              (0.016)
         Year Ended July 31, 2001                $1.000         0.049                 --            0.049              (0.049)
         Year Ended July 31, 2000                $1.000         0.052                 --            0.052              (0.052)
         Period Ended July 31, 1999(c)           $1.000         0.018                 --            0.018              (0.018)

                                                                         RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                                      ------------------------------------------------------

                                                                                                                 NET ASSETS
                                                NET ASSET                NET                  EXPENSES (BEFORE     END OF
                                                VALUE, END   TOTAL    INVESTMENT     NET        REDUCTIONS/        PERIOD
                                                OF PERIOD    RETURN     INCOME     EXPENSES   REIMBURSEMENTS)      (000'S)
                                                ----------   ------   ----------   --------   ----------------   -----------
       INSTITUTIONAL CLASS 1 SHARES
         Year Ended July 31, 2003                 $1.000     1.19%      1.20%       0.26%           0.41%         $175,778
         Year Ended July 31, 2002                 $1.000     2.09%      2.08%       0.25%           0.39%         $250,091
         Year Ended July 31, 2001                 $1.000     5.57%      5.12%       0.25%           0.40%         $221,876
         Year Ended July 31, 2000                 $1.000     5.82%      5.73%       0.21%           0.41%         $138,779
         Period Ended July 31, 1999(a)            $1.000     4.31%P   4.82%PP      0.22%PP          0.45%PP       $ 69,458
       INSTITUTIONAL CLASS 2 SHARES
         Year Ended July 31, 2003                 $1.000     0.93%      0.92%       0.51%           0.66%         $193,468
         Year Ended July 31, 2002                 $1.000     1.83%      1.91%       0.50%           0.64%         $207,511
         Year Ended July 31, 2001                 $1.000     5.31%      5.00%       0.50%           0.65%         $361,629
         Year Ended July 31, 2000                 $1.000     5.55%      5.69%       0.45%           0.66%         $180,873
         Period Ended July 31, 1999(b)            $1.000     1.96%P   4.45%PP      0.49%PP          0.72%PP       $ 26,000
       INSTITUTIONAL CLASS 3 SHARES
         Year Ended July 31, 2003                 $1.000     0.68%      0.77%       0.76%           0.91%         $ 91,824
         Year Ended July 31, 2002                 $1.000     1.58%      1.50%       0.75%           0.89%         $210,031
         Year Ended July 31, 2001                 $1.000     5.04%      4.81%       0.75%           0.90%         $169,676
         Year Ended July 31, 2000                 $1.000     5.29%      5.43%       0.71%           0.91%         $114,401
         Period Ended July 31, 1999(c)            $1.000     1.84%P   4.22%PP      0.74%PP          0.97%PP       $ 13,575

          P  Not annualized.
         PP  Annualized.
        (a)  For the period from September 15, 1998 (commencement of operations) through July 31, 1999.
        (b)  For the period from February 19, 1999 (commencement of operations) through July 31, 1999.
        (c)  For the period from February 22, 1999 (commencement of operations) through July 31, 1999.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                              [AMSOUTH FUNDS LOGO]

                               3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operational and investment policies. The SAI is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the Reports and SAI, prospectuses of other funds in the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                        AMSOUTH FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-800-451-8382
                        INTERNET: http://www.amsouthfunds.com

You can review the Reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). You can also get text-only copies:

- Free from the EDGAR Database on the SEC's Website at http://www.sec.gov., or

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act File No. 811-5551.

                                  AMSOUTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 1, 2003


         This Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Prospectuses of AmSouth Value Fund, AmSouth Capital Growth Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund,
AmSouth Small Cap Fund, AmSouth Balanced Fund, AmSouth Select Equity Fund, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Strategic Portfolios: Aggressive Growth Portfolio, AmSouth Strategic Portfolios:
Growth Portfolio, AmSouth Strategic Portfolios: Growth and Income Portfolio, AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, AmSouth Bond Fund, AmSouth Limited Term Bond Fund, AmSouth Government Income Fund, AmSouth Municipal Bond Fund, AmSouth Florida Tax-Exempt Fund, AmSouth Tennessee Tax-Exempt Fund, AmSouth Prime Money Market Fund, AmSouth Treasury Reserve Money Market Fund, AmSouth Tax-Exempt Money Market Fund, and AmSouth Institutional Prime Obligations Money Market Fund (each a "Fund" and collectively the "Funds"), each dated December 1, 2003.

         The Prospectus for each Share class provides more information about the Funds that an investor should know before investing. This SAI relates to all Funds. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment should be made without first reading the Prospectus for the Share class of the Fund in which you want to invest.

         AmSouth Funds' Annual Report to Shareholders for the fiscal year ended July 31, 2003 is incorporated by reference in its entirety into this SAI. This SAI is incorporated by reference in its entirety into each Prospectus. Copies of the Annual Report and any Fund's Prospectus may be obtained, without charge, by writing to AmSouth Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, by telephoning toll free (800) 451-8382 or by accessing AmSouth Fund's website at www.amsouthfunds.com.

         The Prospectuses of the Funds and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this SAI.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

TABLE OF CONTENTS............................................................i
THE TRUST....................................................................2
INVESTMENT OBJECTIVES AND PORTFOLIO INSTRUMENTS..............................3
INVESTMENT RESTRICTIONS.....................................................36
PORTFOLIO TURNOVER..........................................................45
VALUATION...................................................................46
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................49
ADDITIONAL INFORMATION REGARDING TAXES......................................57
MANAGEMENT OF THE TRUST.....................................................65
ADDITIONAL INFORMATION REGARDING BROKERS....................................90
PERFORMANCE INFORMATION.....................................................96
APPENDIX...................................................................A-1

                                    THE TRUST

         AmSouth Funds ("Trust") is a Massachusetts business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust consists of separate series of units of beneficial interest ("Shares"), each representing interests in one of twenty-three separate investment portfolios (each a "Fund"). The Funds are divided into four categories as set forth below: Equity Funds, Hybrid Funds, Bond Funds and Money Market Funds:

         THE EQUITY FUNDS: AmSouth Value Fund ("Value Fund"); AmSouth Select Equity Fund; ("Select Equity Fund"); AmSouth Enhanced Market Fund ("Enhanced Market Fund"); AmSouth Large Cap Fund ("Large Cap Fund"); AmSouth Capital Growth Fund ("Capital Growth Fund"); AmSouth Mid Cap Fund ("Mid Cap Fund"); AmSouth Small Cap Fund ("Small Cap Fund"); and AmSouth International Equity Fund ("International Equity Fund").

         THE HYBRID FUNDS: AmSouth Balanced Fund ("Balanced Fund"); AmSouth Strategic Portfolios: Aggressive Growth Portfolio ("Aggressive Growth Portfolio"); AmSouth Strategic Portfolios: Growth Portfolio ("Growth Portfolio"); AmSouth Strategic Portfolios: Growth and Income Portfolio ("Growth and Income Portfolio"); and AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio ("Moderate Growth and Income Portfolio," and the four AmSouth Strategic Portfolio Funds being collectively referred to as "Strategic Portfolios").

         THE BOND FUNDS: AmSouth Government Income Fund ("Government Income Fund"): AmSouth Limited Term Bond Fund ("Limited Term Bond Fund"); AmSouth Bond Fund ("Bond Fund"); AmSouth Municipal Bond Fund ("Municipal Bond Fund"); AmSouth Florida Tax-Exempt Fund ("Florida Tax-Exempt Fund"); and AmSouth Tennessee Tax-Exempt Fund ("Tennessee Tax-Exempt Fund").

         THE MONEY MARKET FUNDS: AmSouth Prime Money Market Fund ("Prime Money Market Fund"); AmSouth Treasury Reserve Money Market Fund ("Treasury Reserve Money Market Fund"); AmSouth Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund"); and AmSouth Institutional Prime Obligations Money Market Fund ("Institutional Money Market Fund").

         Each Fund, except Tax-Exempt Money Market Fund, Treasury Reserve Money Market Fund, and Institutional Money Market Fund, offer three classes of Shares:
Class I Shares, Class A Shares, and Class B Shares.

         The Treasury Reserve Money Market Fund and Tax-Exempt Money Market Fund offer two classes of Shares: Class I Shares and Class A Shares.

         The  Institutional  Money Market Fund offers  three  classes of Shares:
Institutional Class 1 Shares, Institutional Class 2 Shares, and Institutional Class 3 Shares.

ORGANIZATION OF THE TRUST

         The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, ("Declaration of Trust") under the name "Shelf Registration Trust IV." The Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988, to "AmSouth Mutual Funds" as of August 19, 1993, and to "AmSouth Funds" as of November 30, 1999 by amendments to the Declaration of Trust. The Declaration of Trust was most recently amended and restated as of March 19, 2003. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

         A vote of a majority of the outstanding Shares of the Trust or of a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund. These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act") and are referred to in this SAI as a ("1940 Act Majority Vote").

                 INVESTMENT OBJECTIVES AND PORTFOLIO INSTRUMENTS

         The Prospectus for each Fund sets forth that Fund's investment objective and principal strategies for achieving that objective. Each Fund's investment objective is fundamental which means that it cannot be changed with respect to a particular Fund without the approval of a 1940 Act Majority Vote. There is no assurance that any Fund will achieve its investment objective. The following information supplements the investment objective and policies as set forth in the Prospectus for each Fund.

         The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table sets forth the securities and techniques the Funds are authorized to use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a discussion of each investment and technique. You may also consult the Funds' Prospectuses for details regarding the primary securities and techniques used by the Funds.

---------------------------------------------------------------------------------------------------
FUND NAME                       CODE         FUND NAME                                        CODE
---------------------------------------------------------------------------------------------------
Balanced Fund                    1           Municipal Bond Fund                               10
Enhanced Market Fund             2           International Equity Fund                         11
Value Fund                       3           Mid Cap Fund                                      12
Select Equity Fund               4           Capital Growth Fund                               13
Small Cap Fund                   5           Large Cap Fund                                    14
Bond Fund                        6           Tennessee Tax-Exempt Fund                         15
Government Income Fund           7           Prime Money Market Fund                           16
Limited Term Bond Fund           8           Tax-Exempt Money Market Fund                      17
Florida Tax-Exempt Fund          9           Treasury Reserve Money Market Fund                18
---------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES             1   2    3   4    5   6   7    8   9    10   11   12   13   14   15   16   17   18
------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES              X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
CERTIFICATES OF DEPOSIT
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                  X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SECURITIES                                                                    X
------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS                X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
VARIABLE AMOUNT MASTER DEMAND     X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
NOTES
------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE        X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
NOTES AND BONDS
------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS AND       X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
TRUST RECEIPTS
------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON OBLIGATIONS           X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENT                X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS             X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS     X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS       X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED OR FORWARD            X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
COMMITMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES           X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES       X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES       X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
ISSUED BY NONGOVERNMENTAL
ENTITIES
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE           X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES            X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
CALLS                             X   X    X   X    X   X   X    X             X    X    X    X
------------------------------------------------------------------------------------------------------------------------
PUTS                              X   X        X        X   X    X             X    X    X    X    X    X         X
------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS AND RELATED     X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
OPTIONS
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES     X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING                X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING                X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
SHORT-SELLING                     X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES              X   X    X   X    X   X   X    X   X    X    X    X    X    X    X    X    X    X
------------------------------------------------------------------------------------------------------------------------

         Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a other change in a security will not constitute a violation of the limitation.

         HIGH QUALITY INVESTMENTS - MONEY MARKET FUNDS. Each Fund may invest only in obligations determined by AmSouth Asset Management Inc. ("AAMI"), the investment advisor to the Trust ("Advisor") to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees ("Board").

         With regard to the Prime Money Market Fund and Institutional Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two nationally recognized statistical ratings organizations ("NRSROs"); or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board. With regard to the Tax-Exempt Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board. For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Advisor to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities are hereinafter referred to as "Eligible Securities.")

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Advisor. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.




         Under the guidelines adopted by the Board and in accordance with Rule 2a-7 under the 1940 Act, the Advisor may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this SAI identifies each NRSRO that may be utilized by the Advisor with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         POLICIES AND LIMITATIONS: The Prime Money Market Fund and Institutional Money Market Fund will each not invest more than 5% of its total assets in the securities of any one issuer, except that each Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

         BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. Bankers' Acceptances and Certificates of Deposit include bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation ("FDIC").

         POLICIES AND LIMITATIONS: The Prime Money Market Fund and the Institutional Money Market Fund will not invest in excess of 10% of their net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.

         POLICIES AND LIMITATIONS: The Treasury Reserve Money Market Fund, Tax-Exempt Money Market Fund, Florida Tax-Exempt Fund and Municipal Bond Fund may not invest in Canadian Commercial Paper.

         HIGH YIELD SECURITIES - CAPITAL GROWTH FUND. To a limited extent, the Fund may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P") and "Ba" or lower by Moody's Investors Service, Inc. ("Moody's"). The Fund may invest in securities rated as low as Ba by Moody's or BB by S&P or Fitch Ratings ("Fitch"). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates and assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

         Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.


         INSURANCE COMPANY FUNDING AGREEMENTS. Funding Agreements are also known as guaranteed investment contracts and are issued by insurance companies. Pursuant to such agreements, a Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. A Fund will only purchase a Funding Agreement (i) when the Advisor has determined, under guidelines established by the Board, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the 1940 Act, of the issuer, or any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because a Fund may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

         POLICIES AND LIMITATIONS: The Bond Fund, Limited Term Bond Fund, International Equity Fund, Large Cap Fund, and Mid Cap Fund will not invest more than 15% (10% for the Prime Money Market Fund, Capital Growth Fund, and Tennessee Tax-Exempt Fund) of its net assets in Funding Agreements together with other instruments which are not readily marketable.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         VARIABLE AND FLOATING RATE NOTES AND BONDS. The Funds may acquire variable and floating rate notes and bonds, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide "for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value." A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Advisor under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

         For purposes of these Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.


         PARTICIPATION INTERESTS AND TRUST RECEIPTS. The Funds may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated instruments, the Advisor, acting upon delegated authority from the Board, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Advisor, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Advisor will consider, in accordance with procedures established by the Board, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

         ZERO-COUPON OBLIGATIONS. Each Fund may acquire zero-coupon obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations, and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous.

         An increase in interest rates will generally reduce the value of the investments in the Bond Funds, and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.


         POLICIES AND LIMITATIONS: The Bond Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 15% (25% for the Limited Term Bond Fund and Tennessee Tax-Exempt Fund) of the value of the Fund's total assets. The International Equity Fund, Mid Cap Fund, Large Cap Fund, Capital Growth Fund, and Tennessee Tax-Exempt Fund also may invest in zero-coupon securities issued by corporations and financial institutions that constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities.

         FOREIGN INVESTMENT. The Funds may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, Canadian Time Deposits ("CTDs") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, and American Depository Receipts ("ADRs") which are foreign shares of a company held by a U.S. bank which issues a receipt evidencing ownership. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire such securities only when the Advisor believes the risks associated with such investments are minimal.

         REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Advisor will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


         REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such an agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         POLICIES AND LIMITATIONS: Such assets will include U.S. government securities or other liquid high quality debt securities in the case of the Money Market Funds and Bond Funds or other liquid, high-grade debt securities, in the case of the Value Fund, Small Cap Fund, Mid Cap Fund, Balanced Fund, Select Equity Fund, and Enhanced Market Fund.

         U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

         Such other obligations may include those such (i) the Government National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the U.S. government; (ii) the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Banks ("FHLB"), which are supported by the right of the issuer to borrow from the U.S. Treasury; and (iii) the Federal Farm Credit Bank ("FFCB") and the Tennessee Valley Authority ("TVA"), which are supported only by the credit of the issuer. The Fund also invests in U.S. Treasury obligations. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Advisor believes that the credit risk with respect thereto is minimal.

         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

         FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

         FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

         STUDENT LOAN MARKETING ASSOCIATION (SLMA). SLMA is a federally chartered government sponsored enterprise ("GSE") and wholly-owned subsidiary of SLM Corporation. The GSE was established in 1972 as a for-profit corporation under an Act of Congress for the purpose of creating a national secondary market in federal student loans. SLM Corporation obtained congressional and shareholder approval to transform from a GSE to a private sector corporation and in 1997, SLM Corporation was formed as a Delaware corporation. To complete the "privatization, "under the Student Loan Marketing Association Reorganization Act of 1996, the GSE must dissolve by September 30, 2008. SLM Corporation expects the dissolution by September 30, 2006. SLM Corporation's business is to provide a broad array of education credit and related services to the education community including student loan origination, student loan and guarantee servicing, and debt management and collection services. The majority of the earnings are generated from the spread between the yield they receive on their management portfolio of student loans and the cost of funding the loans.

         FEDERAL HOME LOAN BANKS (FHLBS). The FHLBs operate pursuant to authority granted by Congress in the Federal Home Loan Bank Act. They are institutions which were government owned at their inception and became entirely privately owned in 1951. In a 1987 letter to the Internal Revenue Service, the SEC staff concluded that obligations in FHLBs qualify as government securities within the meaning of Section 2(a)(16) of the 1940 Act. Supported by the right of the issuer to borrow from the U.S. Treasury. The Federal Home Loan Bank System was created in 1932 by the Federal Home Loan Bank Act to restore confidence in the nation's financial institutions and to improve the supply of funds to local lenders that, in turn, finance loans for home mortgages. This was a response to the economic depression which had undermined the banking system and created the need for a credit system to ensure the availability of funds for home financing. Since 1989, the Federal Home Loan Bank System's public policy mission has been expanded to include Affordable Housing and Community Development lending. The FHLBs use the Office of Finance to fund their operations. The FHLB System has a Triple-A credit rating and is a GSE.

         FEDERAL FARM CREDIT BANK ("FFCB"). Supported only by the credit of the issuer. The Farm Credit System is a nationwide network of borrower-owned lending institutions and specialized service organizations. The System is the oldest of the GSEs, created when Congress established in 1916 authority for certain predecessor entities. Throughout its long history, the fundamental purpose of the System has remained the same: to provide American agriculture with a source of sound, dependable credit at competitive rates of interest. The Farm Credit Debt Securities are the general unsecured joint and several obligations of the FFCBs only. In the event of a default by a FFCB on an insured debt obligation for which that FFCB is primarily liable, the Farm Credit System Insurance Corporation must expend amounts in the Farm Credit Insurance Fund to the extent necessary to insure the timely payment of principal of and interest on the debt obligation, and the provisions of the Farm Credit Act providing for joint and several liability of the FFCBs on the debt obligation cannot be invoked until the amounts in the Insurance Fund have been exhausted. However, because of other mandatory and permissive uses of the Insurance Fund specified in the Farm Credit Act, there is no assurance that there will be sufficient funds available in the Insurance Fund.

         TENNESSEE VALLEY AUTHORITY ("TVA"). The TVA is a corporation created by Congress by Act of May 18, 1933. All functions of the TVA are vested in a Board of Directors, the members of which are appointed by the President of the United States, with the consent of the Senate. The TVA is an instrumentality and agency of the U.S. government for the purpose of executing its constitutional powers. Accordingly, the securities issued or guaranteed by the TVA qualify as government securities under Section 2(a)(16) of the 1940 Act. The TVA is supported only by the credit of the issuer.

         EXPORT-IMPORT BANK OF THE UNITED STATES (EXIM BANK) The Exim Bank is the official export credit agency of the United States. Exim Bank's financing products help U.S. companies to compete in the global marketplace. Exim Bank assumes the credit and country risks that the private sector is unable or unwilling to accept and provides financing to counter foreign government-supported export financing. Exim Bank provides pre-export financing, financing for foreign buyers of U.S. goods and services, and insurance to protect against buyer nonpayment.

         WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Funds may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.

         When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


         POLICIES AND LIMITATIONS: Each of Value Fund, Small Cap Fund, Balanced Fund, Select Equity Fund, and Enhanced Market Fund expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

         ASSET-BACKED SECURITIES. The Funds may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables. Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period, typically 18 months. The CARD'S principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. CARDS have monthly payment schedules, weighted-average lives of 18-24 months and stated final maturities ranging from 3 to 5 years. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization.


         POLICIES AND LIMITATIONS: The Bond Fund and Limited Term Bond Fund will only purchase an asset-backed security if it is rated at the time of purchase in one of the four highest rating categories by an NRSRO or, if unrated, found by the Advisor under guidelines established by the Board to be of comparable quality. Asset-backed securities purchased by the Institutional Money Market Fund will be subject to the same quality requirements as other securities purchased by the Fund.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount.

         POLICIES AND LIMITATIONS: The Government Income Fund may purchase mortgage-related securities at a premium or at a discount.


         MORTGAGE-RELATED SECURITIES ISSUED BY NONGOVERNMENTAL ENTITIES. The Funds may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Government Income Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Government Income Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Advisor determines that the securities meet the Government Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         POLICIES AND LIMITATIONS: The Government Income Fund and Capital Growth Fund will not purchase mortgage-related securities or any other assets which in the Advisor's opinion are illiquid, if as a result, more than 15% of the value of the Government Income Fund's or more than 10% of the value of the Capital Growth Fund's net assets will be illiquid.

         COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations. The staff of the SEC has determined that certain issuers of CMOs are investment companies for purposes of the 1940 Act.

         CMOs may include Stripped Mortgage Securities. Such securities are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa.


         The Stripped Mortgage Securities held by the Funds will be considered liquid securities only under guidelines established by the Board, and the Fund will not purchase a Stripped Mortgage Security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

         In reliance on a recent staff interpretation, the Funds' investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the staff's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (a) invest primarily in mortgaged-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs or REMICs that do not meet the above requirements, the Funds' investment in such securities will be subject to the limitations on its investment in investment company securities. See "Investment Company Securities" in this SAI.

         The Funds expect that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be different from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with each Fund's investment objective, policies and quality standards, consider making investments in such new types of securities.


         CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Each Fund other than the Balanced Fund may invest in convertible securities rated "BBB" or higher by an NRSRO at the time of investment, or if unrated, of comparable quality. The Balanced Fund may invest in convertible securities rated "A" or higher by an NRSRO or, if unrated, of comparable quality. If a convertible security falls below these minimum ratings after a Fund has purchased it, a Fund is not required to drop the convertible bond from its portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

         Securities which are rated "BB" or lower by S&P or "Ba" or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to this SAI.

         Corporate debt obligations that are not determined to be investment-grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions or the issuer's credit quality. Because investments in lower rated securities involve greater investment risk, achievement of a Fund's investment objective may be more dependent on the Advisor's credit analysis than would be the case if the Fund were investing in higher rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities. The Advisor attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

         Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

         The Funds will exchange or convert the convertible securities held in portfolio into shares of the underlying common stock in instances in which, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objectives. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         As  with  all  debt  securities,   the  market  values  of  convertible
securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.


         CALLS. The Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be issued by the Options Clearing Corporation and may or may not be listed on a National Securities Exchange. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Advisor's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.


         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike when a Fund owns securities not subject to an option, these Funds will not have any control over when they may be required to sell the underlying securities, since they may be assigned an exercise notice at any time prior to the expiration of their obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds will consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         PUTS. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount  payable to a Fund upon its  exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Tax-Exempt Money Market Fund's assets pursuant to Rule 2a-7 under the 1940 Act. See "Variable and Floating Rate Notes" and "Valuation of the Money Market Funds" in this SAI.

         The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Advisor's opinion, present minimal credit risks.

         POLICIES AND LIMITATIONS: The Tax-Exempt Bond Funds may acquire "puts" with respect to Municipal Securities (defined herein) held in their portfolios, the Balanced Fund, and Taxable Bond Funds may acquire "puts" with respect to debt securities held in their portfolios, and the Equity Funds may acquire "puts" with respect to equity securities held in their portfolios.
         The Limited Term Bond Fund will acquire puts solely to shorten the maturity of the underlying debt security.

         The Bond Funds and Equity Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).




         The International Equity Fund, Mid Cap Fund, Large Cap Fund, and Capital Growth Fund may write covered put options in respect of specific securities in which the Funds may invest and write covered call and put option contracts. The principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) to commit funds awaiting investment, to maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying the futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         Successful use of futures by the Funds is also subject to the Advisor's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         INVESTMENT COMPANY SECURITIES. Each Fund may invest in shares of other investment companies. These registered investment companies may include money market funds of AmSouth Funds or shares of other registered investment companies for which the Advisor or Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the 1940 Act and that invest exclusively in money market instruments. Each Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of money market mutual funds.

         SECURITIES LENDING. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which are not affiliated directly or indirectly with the Trust. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or other liquid securities. This collateral will be valued on each Business Day (defined herein) and, should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board.

         SHORT-TERM TRADING. The Funds may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Advisor believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

         SHORT-SELLING. The Funds may engage in short selling transactions. In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of these Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of these Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

         MUNICIPAL SECURITIES. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a Preference Item. Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, interest on private activity bonds may be a Preference Item and, thus, may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered Municipal Securities if they do not have this effect.

         Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, tax exempt commercial paper, construction loan notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority that provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

         The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. A Fund permitted to invest in Municipal Securities may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchases by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event would under all circumstances require the elimination of such an obligation from the Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board to be in the best interests of the Fund.




         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Opinions relating to the validity of Eligible Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Advisor will not review the proceedings relating to the issuance of Eligible Municipal Securities or the basis for such opinions.

         POLICIES AND LIMITATIONS: Under normal market conditions, Tax-Exempt Money Market Fund, Florida Tax-Exempt Fund, Tennessee Tax-Exempt Fund and Municipal Bond Fund will be primarily invested in bonds (and, in the case of the Tax-Exempt Money Market Fund, notes) issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from federal income tax ("Municipal Securities"). Under normal market conditions, Tax-Exempt Money Market Fund will invest at least 80% of its total assets, Municipal Bond Fund will invest at least 80% of its net assets, and Florida Tax-Exempt Fund will invest at least 80% of its net assets in Municipal Securities, the interest on which is not treated as a tax preference item for purposes of the federal alternative minimum tax ("Preference Item"). For these purposes, net assets include net assets plus borrowings.

         Municipal Securities purchased by Tax-Exempt Money Market Fund may include rated and unrated variable and floating rate tax-exempt notes, that may have a stated maturity in excess of one year but that will, in such event, be subject to a demand feature that will permit the Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or (ii) at specified intervals not exceeding one year and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax-Exempt Money Market Fund will approximate their par value.

         Although Florida Tax-Exempt Fund and Municipal Bond Fund do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. An example of such securities are obligations the repayment of which is dependent upon similar types of projects. Such investments would be made only if deemed necessary or appropriate by the Advisor. To the extent that a Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such securities, such as negative developments in a particular industry, to a greater extent than it would be if the Fund's assets were not so concentrated.

         The Florida Tax-Exempt Fund and Municipal Bond Fund may acquire "puts" with respect to Eligible Municipal Securities held in their portfolios. Under a put, the Funds would have the right to sell a specified Eligible Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Eligible Municipal Security. The Funds will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying Eligible Municipal Securities, or permit the investment of the Funds' at a more favorable rate of return. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put separately in cash. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

         FLORIDA TAX-EXEMPT FUND AND MUNICIPAL BOND FUND. Each Fund may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by the Funds but are not marketable to third parties. Master demand notes are direct lending arrangements between the Fund and the issuer of such notes. The Advisor will review the quality of master demand notes at least quarterly and will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Funds set forth above for commercial paper.

         Each Fund may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Funds will be determined by the Advisor under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Funds' investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Funds will approximate their par value.

         Each Fund may acquire zero-coupon obligations. Zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous.

         An increase in interest rates will generally reduce the value of the investments in the Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors besides current yield, including the preservation of capital, maturity, and yield to maturity.

         POLICIES AND LIMITATIONS: Each Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed, as a percentage of total assets, 20% of the value of Florida Tax-Exempt Fund and 25% of Municipal Bond Fund.

         TENNESSEE TAX-EXEMPT FUND. Municipal Securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Securities and purchased and sold separately.

         Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

         The Fund may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Funds may invest may contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the SEC currently considers certain lease obligations to be illiquid. The Board have established guidelines for the Advisor to determine the liquidity and appropriate valuation of lease obligations based on factors that include: (1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

         The Fund may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.

         The Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Securities and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

         MUNICIPAL BOND FUND - CONCENTRATION IN ALABAMA ISSUERS. The Municipal Bond Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a Preference Item for purposes of the federal alternative minimum tax for individuals ("Alabama Municipal Securities"). Because of the relatively small number of issuers of Alabama Municipal Securities, the Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Fund's Shares.

         GENERAL ECONOMIC CHARACTERISTICS OF ALABAMA. Alabama ranks twenty-third in the nation in total population, with over four million residents in 2000. Its economy has historically been based primarily on agriculture, textiles, mineral extraction and iron and steel production, although the state has diversified into health care related industries and other service-oriented sectors. Overall job growth rate was -1.1% in 2001. Alabama's per capita income in 2000 was $23,521, 79.8% of U.S. per capita income. Currently Alabama's general obligations are rated Aa3 by Moody's and AA by S&P.

         BALANCED BUDGET AND PRO-RATION PROCEDURES. Section 213 of the Constitution of Alabama, as amended, requires that annual financial operations of Alabama must be on a balanced budget. The Constitution also prohibits the state from incurring general obligation debt unless authorized by an amendment to the Constitution. Amendments to the Constitution have generally been adopted through a procedure that requires each amendment to be proposed by a favorable vote of three-fifths of all the members of each house of the Legislature and thereafter approved by a majority of the voters of the state voting in a statewide election.

         Alabama has statutory budget provisions which create a proration procedure in the event that estimated budget resources in a fiscal year are insufficient to pay in full all appropriations for such fiscal year. The Alabama state budget is composed of two funds - the General Fund and the Education Fund.

Proration of either Fund is possible in any fiscal year, and proration may have a material adverse effect on entities dependent on state funding, including certain issuers of Alabama Municipal Securities held in the Alabama Fund.

         Court decisions have indicated that certain state expenses necessary for essential functions of government are not subject to proration under applicable law. The Supreme Court of Alabama has held that the debt prohibition contained in the constitutional amendment does not apply to obligations incurred for current operating expenses payable during the current fiscal year, debts incurred by separate public corporations, or state debt incurred to repel invasion or suppress insurrection. The state may also make temporary loans not exceeding $300,000 to cover deficits in the state treasury. Limited obligation debt may be authorized by the legislature without amendment to the Constitution. The state has followed the practice of financing certain capital improvement programs - principally for highways, education and improvements to the State Docks - through the issuance of limited obligation bonds payable solely out of certain taxes and other revenues specifically pledged for their payment and not from the general revenues of the state.

         GENERAL OBLIGATION WARRANTS. Municipalities and counties in Alabama traditionally have issued general obligation warrants to finance various public improvements. Alabama statutes authorizing the issuance of such interest-bearing warrants do not require an election prior to issuance. On the other hand, the Constitution of Alabama (Section 222) provides that general obligation bonds may not be issued without an election.

         The Supreme Court of Alabama validated certain general obligation warrants issued by the City of Hoover, reaffirming that such obligations did not require an election under Section 222 of the Constitution of Alabama. In so holding, the Court found that warrants are not "bonds" within the meaning of
Section 222. According to the Court, warrants are not negotiable instruments and transferees of warrants cannot be holders in due course. Therefore, a transferee of warrants is subject to all defenses that the issuer of such warrants may have against the transferor.

         County boards of education may borrow money by issuing interest-bearing warrants payable solely out of such board's allocated or apportioned share of specified tax. The county board's apportioned share of such tax may be diminished upon the establishment of a city school system, which could jeopardize the payment of the county board's warrants.

         LIMITED TAXING AUTHORITY. Political subdivisions of the state have limited taxing authority. Ad valorem taxes may be levied only as authorized by the Alabama Constitution. In order to increase the rate at which any ad valorem tax is levied above the limit otherwise provided in the Constitution, the proposed increase must be proposed by the governing body of the taxing authority after a public hearing, approved by an act of the Alabama Legislature and approved at an election within the taxing authority's jurisdiction. In addition, the Alabama Constitution limits the total amount of state, county, municipal and other ad valorem taxes that may be imposed on any class of property in any one tax year. This limitation is expressed in terms of a specified percentage of the market value of such property.

         Specific authorizing legislation is required for the levy of taxes by local governments. In addition, the rate at which such taxes are levied may be limited to the authorizing legislation or judicial precedent. For example, the Alabama Supreme Court has held that sales and use taxes, which usually comprise a significant portion of the revenues for local governments, may not be levied at rates that are confiscatory or unreasonable. The total sales tax (state and local) in some jurisdictions is 9%. State and local governments in Alabama are more dependent on general and special sales taxes than are state and local governments in many states. Because sales taxes are less stable sources of revenue than are property taxes, state and local governments in Alabama may be subject to shortfalls in revenue due to economic cycles.

         PRIORITY FOR ESSENTIAL GOVERNMENTAL FUNCTIONS. Numerous decisions of the Alabama Supreme Court hold that a governmental unit may first use its taxes and other revenues to pay the expenses of providing necessary governmental services before paying debt service on its bonds, warrants or other indebtedness.

         FLORIDA TAX-EXEMPT FUND - DIVERSIFICATION AND CONCENTRATION. The Florida Tax-Exempt Fund invests primarily in municipal securities of the State of Florida and its political subdivisions that provide income exempt from federal income tax and Florida intangible personal property tax ("Florida Municipal Securities"). The Fund invests in Florida municipal securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality). The Fund may purchase securities of any maturity.

         The Florida Tax-Exempt Fund is a non-diversified fund under the 1940 Act and may concentrate its investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended (the "Code"), the Florida Tax-Exempt Fund generally may not invest in a manner such that at the end of each fiscal quarter (i) more than 25% of its total assets are represented by securities of any one issuer (other than U.S. government securities) and (ii) with respect to 50% of its total assets, more than 5% of its total assets are represented by the securities of any one issuer (other than U.S. government securities). Thus, the Florida Tax-Exempt Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers. Because of the relatively small number of issuers of Florida Municipal Securities, the Florida Tax-Exempt Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Florida Tax-Exempt Fund's shares.

         GENERAL ECONOMIC CHARACTERISTICS OF FLORIDA. Florida ranks fourth in the nation in total population, with over 16 million residents in 2002, and has been one of the fastest growing states in the nation. Historically, tourism, agriculture, construction and manufacturing have constituted the most important sectors of the state's economy. Construction activity slows during periods of high interest rates or cyclical downturns. The service sector employs the largest number of people in Florida. While wages in the service sector tend to be lower than in manufacturing and other sectors of the economy, the service sector traditionally has been less sensitive to business cycles. Currently, Florida's general obligations are rated Aa2 by Moody's and AA by S&P.

         The southern and central portions of Florida's economy, in particular, rely heavily on tourism and are sensitive to changes in the tourism industry. For example, tourism in Florida has been adversely affected by publicity regarding violent crimes against tourists, particularly tourists from abroad. Gasoline price hikes and/or shortages from an oil embargo or other oil shortage could severely affect U.S. tourism in the state, which is heavily dependent on automobiles as the primary form of transportation. A decline in tourism following the September 11, 2001 terrorist attacks has significantly reduced state tax revenues.

         South Florida also is susceptible to international trade and currency imbalances due to its geographic location as the gateway to Latin America and its involvement in foreign trade and investment. The central portion of the state is affected by conditions in the phosphate and agriculture industries, especially citrus and sugar. Northern Florida's economy is more heavily tied to military bases, some of which are closing or scaling back as a result of federal budget cutbacks, and the lumber and paper industries.

         The entire state can be affected by severe weather conditions including hurricanes. The impact of severe hurricanes on the fiscal resources of the state and local governments is difficult to assess.

         SOURCES OF STATE AND LOCAL REVENUES. Florida's Constitution prohibits deficit spending by the state for governmental operations. Florida does not have a personal income tax. An amendment to the state's Constitution would be required in order to institute an income tax, and passage of such an amendment is believed to be unlikely due to the relatively large number of retirees living in the state as well as to the general unpopularity of tax increases in the current political climate. A two-thirds approval of voters voting in an election is now required for the addition of any new taxes to the Florida Constitution. The principal sources of state revenues are a 6% sales tax, state lottery, motor fuels tax, corporate income tax, and miscellaneous other revenue sources, including beverage tax and licenses, communications service tax, cigarette tax, documentary stamp taxes and an intangible tax. Dependence on the sales tax may subject state revenues to more volatility than would be the case if Florida had a personal income tax because (i) sales tax collections are adversely affected during recessions and periods when tourism declines, and (ii) enforcing the collection of the tax against internet, mail order and other remote sellers is difficult, eroding the tax base as electronic and other remote sales increase.

         Article VII, Section 5 of the Florida Constitution provides that no tax upon estates or inheritances of natural persons who are residents of Florida shall be levied in excess of the aggregate of amounts which may be allowed to be credited upon or deducted from any similar tax levied by the United States or any other state. The federal credit for state death taxes contained in section 2011 of the Code is currently being phased out and will be eliminated at the end of 2004, causing a significant decrease in Florida tax revenue.

         In November,  2002, Florida voters approved an amendment to Article IX,
Section 1 of the Florida Constitution that may place significant budgetary pressures on state government. The Amendment provides that average public school class sizes must be reduced by two students per year, beginning with the 2003-2004 fiscal year, until the maximum number of students is reduced by the beginning of the 2010 school year to 18 students for pre-kindergarten through grade 3, 22 students for grades 4 through 8, and 25 students for grades 9 through 12. Payment of the costs associated with this class size reduction is declared to be "the responsibility of the state and not of local school districts." Different estimates of the cost of this Amendment over the next 8 years have been put forward, ranging from $8 billion to in excess of $27 billion.

         The repeal of the state death tax credit and the public school size Amendment may leave the state legislature no alternatives except levying additional taxes, reducing other services or some combination thereof. Local governments may have pressures to fund any services discontinued by state government.

         Taxation by units of government other than the state is permitted only to the extent that Florida's legislature enacts enabling legislation. The principal sources of county and municipal government revenues are ad valorem property taxes, state revenue sharing, and miscellaneous other revenue sources, including utilities services fees and local option fees. The principal sources of revenues for Florida's school districts are ad valorem property taxes and state revenue sharing, including revenues from a state lottery. The state Constitution imposes millage limits, including a 10-mill limit each on county, municipal and school ad valorem taxes. Effective January 1, 1995, Florida's voters amended the state Constitution to limit annual increases in the assessed value of homestead property to the lesser of 3% of the prior year's assessment or the percentage change in the Consumer Price Index during the preceding calendar year. The limitation on increases in assessment of homestead property could eventually lead to ratings revisions that could have a negative impact on the prices of obligations funded with this source of taxation. However, the effect of the limit will be tempered by reassessments of homestead property at market value when sold.

         Units of state and local government in Florida will continue to face spending pressures due to infrastructure needs for an expanding population, especially in view of growth management laws enacted by Florida's legislature. These laws include concurrency requirements that impose building moratoriums unless roads and other infrastructure are added concurrently with additional commercial or residential developments.

         TYPES OF INDEBTEDNESS. The two principal types of indebtedness issued by state or local units of government in Florida are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by a pledge of the full faith, credit and taxing power of the governmental entity issuing the bonds. They can be issued in Florida only after a referendum in which the voters in the jurisdictional limits of the jurisdiction issuing the bonds approve their issuance. Revenue bonds are payable only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Revenue bonds are not secured by the full faith, credit and taxing power of the governmental issuer.

         MARKET RISK CAUSED BY INTANGIBLE TAX CONSIDERATIONS. As a normal policy, on January 1 of each calendar year the Florida Tax-Exempt Fund intends to own only assets which are exempt from the Florida Intangible Tax. Accordingly, it is possible that the Florida Tax-Exempt Fund, in disposing of non-exempt assets to meet this policy objective, might sustain losses which might not otherwise be incurred absent this policy of avoiding the Florida Intangible Tax.

         TENNESSEE TAX-EXEMPT FUND - TENNESSEE MUNICIPAL SECURITIES. The average dollar-weighted credit rating of the Municipal Securities held by the Tennessee Tax-Exempt Fund will be at least A- by Moody's, S&P or Fitch. To further limit risk, each Municipal Security in which the Fund may invest must be rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P and Fitch. The Fund may invest in short-term Municipal Securities which are rated in the two highest categories by Moody's, S&P or Fitch. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the Municipal Securities purchased and their credit rating without reference to rating subcategories. The Tennessee Tax-Exempt Fund also may invest in Municipal Securities which, while not rated, are determined by the Advisor to be of comparable quality to the rated securities in which the Fund may invest.

         Investors in the Tennessee Tax-Exempt Fund should consider carefully the special risks inherent in such Funds' investment in Tennessee Municipal Securities. These risks result from the financial condition of the State of Tennessee. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of Tennessee (the "State") and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

         The Constitution of the State of Tennessee requires a balanced budget. In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year may not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year may the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

         Due to the fundamental changes occurring in today's economy and the State's reliance upon sales tax revenues for more than 60% of its income, Tennessee continues to have a difficult time balancing its budget. Tennessee experienced substantial revenue short falls between 1999-2002 which were further exacerbated by the economic slowdown and effects of the September 11 events. In August 2002, an income tax proposal was rejected by the General Assembly which chose instead to raise an estimated $933 million in new revenue through increased sales taxes, increased excise tax, and a litany of other individual taxes to make up for the estimated $390 million shortfall in the 2001-2002 budget and to prevent a shortfall in 2002-2003. Based on projections by the Tennessee Comptroller at the time of the enactment, these tax increases were perceived to be sufficient to carry Tennessee for two to three more years. In addition, the General Assembly created a 15 member independent tax study commission to perform a comprehensive study of the tax structure in Tennessee including state, local, special district and state shared taxes. Review of the state franchise and excise taxes and the current income allocation formulas is specifically included. The Commission will report its findings, recommendations and any proposed legislation to the General Assembly on or before July 1, 2004, at which time the Commission terminates.

         After the General Assembly passed the new budget with the sales tax increase, Moody's, Fitch, and S&P each confirmed the State's debt rating as Aa2, AA and AA respectively. Both Moody's and S&P gave the State a negative outlook.

         Although the tax increases passed in 2002 were perceived to be sufficient to carry the State for two to three years, revenue projections at the beginning of 2003 indicated that the State's revenue was insufficient to meet the State's current rate of spending. Accordingly, the General Assembly in 2003, adopting the Governor's proposal almost in total, was forced to make 9% cuts in the budgets for most State departments in order to balance the 2003-2004 budget.

         Additional stress on the Tennessee budget is expected over the next few years as the State attempts to implement increases in teacher salaries mandated by the Tennessee Supreme Court. SEE TENNESSEE SCHOOL SYSTEMS V. MCWHERTER, M 2001-01957-SC-R3-CV (Tenn. filed Oct. 8, 2002). Projected costs for implementing the Court's decision fall between $50 and $400 million annually depending on the remedy ultimately implemented.

         Anti-income tax sentiment remains very high. Accordingly, with the expected continuing budget problems, it is likely that Tennessee will continue to seek to find new alternative revenue sources in addition to the sales tax increase while efforts to pass an income tax continue. Additionally, since most of Tennessee's non-recurring revenue sources have been depleted, it is unclear where additional sources of revenue will be found except from new or increased taxes.

         For additional information about the financial status of the State of Tennessee, see the Comprehensive Annual Financial Report ("CAFR") available at http:www.state.tn.us/finance/ act/cafr.html.

STRATEGIC PORTFOLIOS

         Each Strategic Portfolio seeks to achieve its investment objective by allocating its assets among other mutual funds ("Underlying Funds") advised by the Advisor, within predetermined allocation ranges, as set forth below. The Advisor makes allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

         Each Strategic Portfolio invests its assets in the Underlying Funds within the allocation ranges (expressed as a percentage of the Strategic Portfolio's assets) indicated below:

                                                                          ALLOCATION RANGES
                                                                          -----------------
                                                                                                         MODERATE
                                                                                                        GROWTH AND
                                                  AGGRESSIVE                           GROWTH AND         INCOME
               UNDERLYING FUND                 GROWTH PORTFOLIO   GROWTH PORTFOLIO  INCOME PORTFOLIO     PORTFOLIO
               ---------------                 ----------------   ----------------  ----------------     ---------
Value Fund...................................         0-20%             0-15%            0-15%            0-15%
Select Equity Fund...........................         0-15%             0-15%            0-10%            0-10%
Enhanced Market Fund.........................         0-25%             0-20%            0-15%            0-15%
Large Cap Fund...............................         0-15%             0-15%            0-10%            0-10%


                                       35

                                                                        ALLOCATION RANGES
                                                                        -----------------
                                                                                                         MODERATE
                                                                                                        GROWTH AND
                                                  AGGRESSIVE                           GROWTH AND         INCOME
               UNDERLYING FUND                 GROWTH PORTFOLIO   GROWTH PORTFOLIO  INCOME PORTFOLIO     PORTFOLIO
               ---------------                 ----------------   ----------------  ----------------     ---------

Capital Growth Fund..........................         0-20%             0-15%            0-15%            0-15%
Mid Cap Fund.................................         0-15%             0-15%            0-10%            0-10%
Small Cap Fund...............................         0-25%             0-15%            0-10%            0-10%
International Equity Fund....................         0-15%             0-15%            0-10%            0-10%
Government Income Fund.......................            0%             0-15%            0-20%            0-25%
Bond Fund....................................            0%             0-15%            0-20%            0-25%
Limited Term Bond Fund.......................         0-10%             0-15%            0-20%            0-25%
Prime Money Market Fund......................          0-5%              0-5%             0-5%             0-5%

         The Underlying Funds in which a Strategic Portfolio invests, as well as the percentage of a Strategic Portfolio's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders.

         Changes in the net asset value of the Underlying Funds may affect cash income, if any, derived from these investments and will affect a Strategic Portfolio's net asset value. Because each Strategic Portfolio invests primarily in other mutual funds, which fluctuate in value, each Strategic Portfolio's shares will correspondingly fluctuate in value. Although the Strategic
Portfolios normally seek to remain substantially fully invested in the Underlying Funds, each Strategic Portfolio may invest temporarily in certain short-term obligations. Such obligations may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. Each Strategic Portfolio also may borrow money for temporary or emergency purposes.

         The 1940 Act permits the Strategic Portfolios to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), as the Strategic Portfolios and the Underlying Funds, provided that the Strategic Portfolios observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders and do not invest in other funds of funds.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES

         The following investment restrictions are fundamental, which means that they cannot be changed with respect to a particular Fund without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities. (See "Additional Information - Miscellaneous"). If any percentage restriction described herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction. The first two restrictions apply to each Fund.

UNDERWRITING
------------

         No Fund may underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies.

COMMODITIES
-----------

         No Fund may purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the Small Cap Fund, Enhanced Market Fund, Select Equity Fund, International Equity Fund, Mid Cap Fund, Capital Growth Fund, Large Cap Fund, and Tennessee Tax-Exempt Fund which may purchase futures contracts), or real estate (although investments by all of the Funds except the Treasury Reserve Money Market Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Small Cap Fund, Enhanced Market Fund, Select Equity Fund, Mid Cap Fund and Large Cap Fund.)

DIVERSIFICATION
---------------

PRIME MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND AND TAX-EXEMPT MONEY MARKET FUND

         No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Fund's total assets may be invested without regard to such 5% limitation.

For the PRIME MONEY MARKET FUND and INSTITUTIONAL MONEY MARKET FUND, there is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

For the TAX-EXEMPT MONEY MARKET FUND, for purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, MID CAP FUND, LARGE CAP FUND, TREASURY RESERVE MONEY MARKET FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO

         No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

For the purposes of this restriction, there is no limit to the percentage of assets that may be invested in securities of other investment companies for the MID CAP FUND, LARGE CAP FUND, TREASURY RESERVE MONEY MARKET FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, and MODERATE GROWTH AND INCOME PORTFOLIO.

INDUSTRY CONCENTRATION
----------------------

PRIME MONEY MARKET FUND AND INSTITUTIONAL MONEY MARKET FUND

         Neither Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, bank certificates of deposit or bankers' acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as U.S. banks, and repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

TAX-EXEMPT MONEY MARKET FUND

         The Fund may not purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

For the TAX-EXEMPT MONEY MARKET FUND, this limitation shall not apply to Municipal Securities; and for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, Treasury Reserve Money Market, International Equity Fund, Mid Cap Fund, Capital Growth Fund, Large Cap Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, and Moderate Growth and Income Portfolio:

         No Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

For the BOND FUND, LIMITED TERM BOND FUND, FLORIDA TAX-EXEMPT FUND, MUNICIPAL BOND FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, and MODERATE GROWTH AND INCOME PORTFOLIO, there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user.

For the AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, and MODERATE GROWTH AND INCOME PORTFOLIO, there is no limitation with respect to registered investment companies.

TENNESSEE TAX-EXEMPT FUND AND TREASURY RESERVE MONEY MARKET FUND

         No Fund may purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

BORROWING
---------

PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

         No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. In addition, the Funds are permitted to participate in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto.

FLORIDA TAX-EXEMPT FUND, GOVERNMENT INCOME FUND, SELECT EQUITY FUND AND MUNICIPAL BOND FUND

         No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing (33 1/3 % with respect to the Select Equity Fund.)

SENIOR SECURITIES
-----------------

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

         No Fund may issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

PUT AND CALL OPTIONS
--------------------

TAX-EXEMPT MONEY MARKET FUND

         The Fund may not acquire a put if, immediately after such acquisition, over 5% of the total amortized cost value of the Tax-Exempt Money Market Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Tax-Exempt Money Market Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction and the investment restriction below, a put will be considered to be from the party to whom the Tax-Exempt Money Market Fund will look for payment of the exercise price.

         The Fund may not acquire a put that, by its terms would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value.

FLORIDA TAX-EXEMPT FUND AND MUNICIPAL BOND FUND

         The Funds may not write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Eligible Municipal Securities and sell those puts in conjunction with a sale of those Eligible Municipal Securities.

PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, TREASURY RESERVE MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, FLORIDA TAX-EXEMPT FUND AND MUNICIPAL BOND FUND

         May not write or purchase call options.

VALUE FUND, SMALL CAP FUND, BALANCED FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, AND INSTITUTIONAL MONEY MARKET FUND

         No Fund may write put options.

PRIME MONEY MARKET FUND, VALUE FUND, AND INSTITUTIONAL MONEY MARKET FUND

         No Fund may purchase put options.

LENDING
-------

VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

         No Fund may make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements. In addition, the Funds are permitted to participate in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto.

FLORIDA TAX-EXEMPT FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, AND SELECT EQUITY FUND

         No Fund may make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

U.S. GOVERNMENT SECURITIES
--------------------------

TREASURY RESERVE MONEY MARKET FUND

         The Fund may not invest in securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities or repurchase agreements related thereto.

COMMON STOCK
------------

PRIME MONEY MARKET FUND AND INSTITUTIONAL MONEY MARKET FUND

         The Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds.

PLEDGING SECURITIES
-------------------

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, SELECT EQUITY FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

         No Fund may mortgage, pledge or hypothecate any assets except in connection with any borrowing and in amounts in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of its borrowing.

FLORIDA TAX-EXEMPT FUND, GOVERNMENT INCOME FUND, SELECT EQUITY FUND AND MUNICIPAL BOND FUND

         No Fund may mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing) (33-1/3% with respect to the Select Equity Fund). A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

NON-FUNDAMENTAL INVESTMENT POLICIES

         The following investment policies are non-fundamental and may be changed by a vote of the majority of the Board. The first three policies apply to each Fund.

MARGIN TRANSACTIONS
-------------------

         No Fund may purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and except that a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

SHORT SALES
-----------

         No Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short); however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

OTHER INVESTMENT COMPANIES
--------------------------

         The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act or SEC order.

PLEDGING SECURITIES
-------------------

MONEY MARKET FUNDS, INSTITUTIONAL MONEY MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, AND ENHANCED MARKET FUND

         No Fund may pledge its assets except in connection with any permitted borrowings. However, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

DIVERSIFICATION
---------------

INTERNATIONAL EQUITY FUND, CAPITAL GROWTH FUND, SELECT EQUITY FUND, TENNESSEE TAX-EXEMPT MONEY MARKET FUND AND FLORIDA MONEY MARKET FUND

         No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

REPURCHASE AGREEMENTS
---------------------

INTERNATIONAL EQUITY FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND AND TREASURY RESERVE MONEY MARKET FUND

         No Fund may enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

RESTRICTED SECURITIES
---------------------

VALUE FUND, SMALL CAP FUND, MID CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, AND INSTITUTIONAL MONEY MARKET FUND

         No Fund may invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

PUT OPTIONS
-----------

SMALL CAP FUND

         The Small Cap Fund may not write or purchase put options.




                          PORTFOLIO TURNOVER

         The portfolio turnover rate for a Fund is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover with respect to each of the Money Market Funds is expected to be zero percent for regulatory purposes.

         For the fiscal years ended July 31, 2003 and July 31, 2002, the portfolio turnover rate for Balanced Fund was 116.42% and 25.45%, respectively, for the common stock portion of its portfolio and 29.15% and 27.79%, respectively, for the other portion of its portfolio.

         For the other Funds, the portfolio turnover rate for the fiscal year ended July 31, 2003 and July 31, 2002 were as follows:

FUND                                                        2003          2002
----                                                        ----          ----
Balanced Fund..................................           85.88%        33.74%
Enhanced Market Fund...........................           26.52%        33.99%
Value Fund.....................................          116.53%        58.77%
Select Equity Fund.............................            7.85%        38.05%
Small Cap Fund.................................          220.88%       226.58%
Bond Fund......................................           33.13%        35.24%
Government Income Fund.........................           28.26%        17.52%
Limited Term Bond Fund.........................           31.99%        29.39%
Florida Tax-Exempt Fund........................            6.17%        13.41%
Municipal Bond Fund............................            7.21%         9.87%
International Equity Fund......................           17.93%       160.13%
Mid Cap Fund...................................           59.03%       221.16%
Capital Growth Fund............................          151.44%       115.08%
Large Cap Fund.................................            6.69%        11.12%

FUND                                                        2003          2002
----                                                        ----          ----
Tennessee Tax-Exempt Fund......................           20.67%        60.35%
Aggressive Growth Portfolio....................          100.45%        49.69%
Growth Portfolio...............................          127.69%        63.13%
Growth and Income Portfolio....................          135.23%        68.75%
Moderate Growth and Income Portfolio...........          136.11%        65.35%

         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and, in the case of Tax-Exempt Money Market Fund, Florida Tax-Exempt Fund, Municipal Bond Fund and Tennessee Tax-Exempt Fund, by
requirements which enable these Funds to receive certain favorable tax treatments. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

         The Florida Tax-Exempt Fund, Municipal Bond Fund and Tennessee Tax-Exempt Fund will not purchase securities solely for the purpose of short-term trading. The turnover rates for the Funds will not be a factor preventing either the sale or the purchase of securities when the Advisor believes investment considerations warrant such sale or purchase. However, the portfolio turnover rate for each of Florida Tax-Exempt Fund, Municipal Bond Fund and Tennessee Tax-Exempt Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to the Funds' Shareholders. To the extent portfolio turnover results in the realization of short-term capital gains, such gains will generally be taxed to shareholders at ordinary income tax rates.

                                    VALUATION

PRICING OF FUND SHARES  -  HOW NAV IS CALCULATED

         The price of a Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                         NAV =
               Total Assets - Liabilities
               --------------------------
               Number of Shares Outstanding

Generally, for other than the Money Market Funds, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.

         The NAV of each Fund is determined and the Shares of each Fund at the times indicated below (each a "Valuation Time") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the NYSE is open for trading, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin

Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, each Fund may elect in its own discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

PRICING OF MONEY MARKET FUND SHARES

         The per share NAV for each Fund is determined and its shares are priced twice a day on each day the Federal Reserve Bank of New York is open. The NAV for the Prime Money Market Fund and the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the NYSE. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Federal Reserve Bank of New York is closed due to an emergency.

         For the Prime Money Market Fund and the Treasury Reserve Money Market Fund, orders received prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

         For the Tax-Exempt Money Market Fund orders received prior to 12:00 p.m. Eastern time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

         Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

PRICING OF EQUITY FUND, BOND FUND AND HYBRID FUND SHARES

         Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

         Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge. This is what is known as the offering price.

         Each Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem fund shares.

VALUATION OF THE MONEY MARKET FUNDS

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Board has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share (the "Mark to Market"). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

         In the event such deviations exceeds one half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND HYBRID FUNDS

         Except as noted below, investments of the Equity Funds, Bond Funds, and Hybrid Funds in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

         Securities, the principal market for which is not a securities exchange or the Nasdaq Stock Market are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to these Valuation Procedures established by and under the general supervision of the Board. Securities with maturities of 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments that do not trade on an exchange or the Nasdaq Stock Market will be valued at the most recently calculated net asset value.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by the Pricing Committee.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by BISYS Fund Services ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, you may purchase Shares through banks, brokers and other investment representatives which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling Shares ("Financial
Institutions"). Customers purchasing Shares may include officers, trustees, directors, or employees of AmSouth Bank or its correspondent banks.

PURCHASE OF SHARES

         PUBLIC OFFERING PRICE. The public offering price of Class A Shares (except Money Market Fund Class A Shares) is their net asset value computed after the sale plus a sales charge which varies based upon the number of Shares purchased. The public offering price of Money Market Fund Class A Shares, Class B Shares and Class I Shares is their net asset value computed after the sale. The public offering price Shares is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "Shareholder Information -Pricing of Fund Shares" in the relevant Prospectuses). The public offering price of the Institutional Class 1, Institutional Class 2, and Institutional Class 3 Shares is their net asset value per Share, as next computed after an order is received.

         The table below sets forth the required minimum investments when purchasing shares directly from BISYS:

ACCOUNT TYPE                              MINIMUM INITIAL     MINIMUM SUBSEQUENT
                                            INVESTMENT            INVESTMENT
------------------------------------------------------------------------------

CLASS A SHARES AND CLASS B SHARES
Regular                                        $1,000             $0
Automatic Investment Plan                       $250             $100
------------------------------------------------------------------------------

CLASS I SHARES
Regular                                        $1,000             $0
Retirement Account                              $250              $50
------------------------------------------------------------------------------

INSTITUTIONAL CLASS 1 SHARES                 $3,000,000           $0
------------------------------------------------------------------------------

INSTITUTIONAL CLASS 2 SHARES                  $500,000            $0
------------------------------------------------------------------------------

INSTITUTIONAL CLASS 3 SHARES                   $50,000            $0
------------------------------------------------------------------------------

         AUTOMATIC INVESTMENT PLAN. The Funds allow an investor to make automatic investments in Class A Shares and Class B Shares of the Funds from his or her bank account, through payroll deduction or from his or her federal employment, Social Security or other regular government checks. Automatic investments can be made for $100 once the initial required minimum of $1,000 has been invested to open the account. (see "Automatic Investment Plan" in the relevant Prospectuses and in the section entitled "Additional Information Regarding Brokers" below for more information.)

REDEMPTION OF SHARES

         A shareholder may sell his or her Shares at any time. The redemption sales price will be the next net asset value after his or her sell order is received by the Fund, its transfer agent, or investment representative. Normally a shareholder will receive his or her proceeds within a week after a redemption request is received.

         SUSPENSION OF REDEMPTION REQUESTS. The right to redeem Fund Shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Funds to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Funds' shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, a shareholder may withdraw his or her offers of redemption, or they will receive payment at the net asset value per share in effect at the close of business on the first day the NYSE is open after termination of the suspension

         The Trust may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (see "Selling Your Shares" in the relevant Prospectus for instruction on how to redeem Fund Shares.)

         REDEMPTION IN KIND. Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the redeemed shares. When a shareholder converts these securities to cash, he or she will pay brokerage charges.

         CLASS A SHARES - SALES CHARGES

         SALES CHARGES - CLASS A SHARES (EXCEPT FOR THE MONEY MARKET FUNDS CLASS A SHARES). The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in a Fund's Prospectus applies to purchases of Shares of such a Fund made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 18; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

         A  Purchaser  may  qualify  for a reduced  sales  charge  by  combining concurrent purchases of Class A Shares of one or more Funds or by combining a current purchase of Class A Shares of a Fund with prior purchases of Class A Shares of any Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of shares of any Fund sold with a sales charge plus
(ii) the dollar amount of purchases of the Purchaser's combined holdings of all Class A Shares in any Fund. The "Purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the Purchaser, the Purchaser's spouse, children under the age of 18, the Purchaser's retirement plan accounts and sole proprietorship accounts that the Purchaser may own. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

The current sales charge rates for Class A Shares are as follows:

EQUITY FUNDS AND HYBRID FUNDS

                                            SALES CHARGE                SALES CHARGE             COMMISSION AS A
                                              AS A % OF                  AS A % OF                PERCENTAGE OF
YOUR INVESTMENT                            OFFERING PRICE             YOUR INVESTMENT             OFFERING PRICE
---------------                            --------------             ---------------             --------------
Up to $49,999.................                5.50%                    5.82%                           5.00%
$50,000 up to $99,999.........                4.50%                    4.71%                           4.00%
$100,000 up to $249,999.......                3.50%                    3.63%                           3.25%
$250,000 up to $499,999.......                2.50%                    2.56%                           2.25%
$500,000 up to $999,999.......                1.50%                    1.52%                           1.25%
$1,000,000 and above(1).......                0.00%                    0.00%                           0.00%
                                              -----                    -----                          ------
BOND FUNDS

                                            SALES CHARGE                SALES CHARGE             COMMISSION AS A
                                              AS A % OF                  AS A % OF                PERCENTAGE OF
YOUR INVESTMENT                            OFFERING PRICE             YOUR INVESTMENT             OFFERING PRICE
---------------                            --------------             ---------------             --------------
Up to $99,999.................                  4.00%                      4.17%                      4.00%
$100,000 up to $249,999.......                  3.00%                      3.09%                      3.00%
$250,000 up to $499,999.......                  2.00%                      2.04%                      2.00%
$500,000 up to $999,999.......                  1.00%                      1.01%                      1.00%
$1,000,000 and above(1).......                  0.00%                      0.00%                      0.00%
                                                -----                      -----                     ------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of a shareholder's cost for the shares or their net asset value at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. The Distributor may also pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of another mutual fund complex within 30 days of redemption, only if the investor paid a front-end sales charge.

         REINSTATEMENT PRIVILEGE. If a shareholder has sold Class A Shares and decides to reinvest in the Fund within a 90-day period, he or she will not be charged the applicable sales charge on amounts up to the value of the shares that were originally sold. To take advantage of this reinstatement privilege, a shareholder must provide a written request for reinstatement and payment within 90 days of the date his or her instructions to sell were processed.

         SALES CHARGE REDUCTIONS. Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, a shareholder may qualify for reduced sales charges under the following circumstances.

         o LETTER OF INTENT. An investor may qualify for reduced initial sales charges by completing a letter of intent. The letter of intent confirms in writing that an investor intends to purchase enough shares over a 13-month period to qualify for a reduced sales charge. The investor is required to include a minimum of 5% of the total amount he or she intends to purchase with the letter of intent.

         o RIGHTS OF ACCUMULATION. A shareholder may qualify for reduced initial sales charges based upon his or her existing investment in a Fund at the time of the proposed purchase. When the value of shares a shareholder already owns plus the amount he or she intends to invest reaches the amount needed to qualify for reduced sales charges, the shareholder's added investment will qualify for the reduced sales charge.

         o COMBINATION PRIVILEGE. A shareholder may qualify for reduced initial sales charges through a combination privilege. The Combination Privilege allows a shareholder to combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

         SALES CHARGE WAIVERS. The following purchases of Class A Shares qualify for waivers of sales charges:

         o Shares purchased by investment representatives through fee-based investment products or accounts.

         o Shares purchased upon the reinvestment of dividend and capital gain distributions.

         o  Shares purchased by investors through a payroll deduction plan.

         o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

         o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

         o  Shares purchased by qualified and non-qualified  plans under Section
            401  or  501  of  the  Code  (not  individual   retirement  accounts
            ("IRAs")).

         o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

         o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption if the investor paid a front-end sales charge.

         CLASS B SHARES - CONTINGENT DEFERRED SALES CHARGES

         CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES. Class B Shares are offered at net asset value, without any upfront sales charge. Therefore, all the money a shareholder invests is used to purchase Shares. However, if a shareholder sells his or her Class B Shares before the sixth anniversary, he or she will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based on the lower of the net asset value at the time of purchase or the net asset value at the time of redemption according to the schedule below. A CDSC is not charged on reinvested dividends or other distributions. If an investor sells some but not all of his or her Shares, certain Shares not subject to the CDSC (i.e. Shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically the Shares held for the longest period of time.)

YEARS SINCE PURCHASE    CDSC AS A PERCENTAGE OF THE DOLLAR AMOUNT SUBJECT TO THE
                        CHARGE

          0-1                                   5.00%
          1-2                                   4.00%
          2-3                                   3.00%
          3-4                                   3.00%
          4-5                                   2.00%
          5-6                                   1.00%
      more than 6                               None

         CONVERSION FEATURE - CLASS B SHARES. Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase. The dollar value of Class A Shares received will equal the dollar value of the Class B Shares converted. After conversion, an investor's shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase his or her investment return compared to the Class B Shares. An investor will not pay any sales charges or fees when his or her Shares convert from Class B Shares to Class A Shares, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund which he or she exchanged for Class B Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares.

         CDSC WAIVERS. The CDSC on Class B Shares will be waived under certain circumstances, including the following:

            o Redemptions from accounts following the death or disability of the shareholder.

            o  Returns of excess contributions to retirement plans.

            o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

            o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

            o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.

         CLASS I SHARES

No Sales Charges.

         MONEY MARKET FUNDS

No Sales Charges.

         Class A Shares of the Money Market Funds are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A and Class B Shares Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class B Shares of the Prime Money Market Fund only are available to Shareholders of Class B Shares of another Fund who wish to exchange their Class B Shares of such other Fund for Class B Shares of the Prime Money Market Fund.



         CONVERSION OF MONEY MARKET FUND SHARES. The Trust reserves the right to convert, at net asset value, Institutional Class 1 Shares of any Shareholder to Class I Shares if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in Institutional Class 1 Shares of the Institutional Money Market Fund has a value of less than $3 million. Accordingly, an investor purchasing Institutional Class 1 Shares of the Institutional Money Market Fund in only the minimum investment amount may be subject to such involuntary conversion to Class I Shares of a Money Market Fund if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to convert Institutional Class 1 Shares to Class I Shares, the Shareholder will be given notice that the value of the Institutional Class 1 Shares in his or her account is less than the minimum amount and the Shareholder will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $3 million.

REDEMPTION FEE

EQUITY FUNDS, HYBRID FUNDS AND BOND FUNDS

         If a shareholder sells his or her Class A Shares, Class B Shares or Class I Shares or exchanges them for shares of another Fund within 30 days of the date of purchase, he or she will be charged a 2.00% fee on the current net asset value of the Class A Shares, Class B Shares or Class I Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

         The Fund uses a "first-in, first-out" method to determine how long a shareholder has held his or her shares. This means that if shares were purchased on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

         The redemption fee will be charged on all covered redemptions and exchanges, including those made through retirement plan and brokerage accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Funds will not impose the redemption fee on a redemption or exchange of:

            o Shares purchased upon the reinvestment of dividend and capital gain distributions;

            o  Shares redeemed through the Systematic Withdrawal Plan;

            o Shares of Underlying Funds purchased by the Strategic Portfolios, though the fee will be charged to shareholders who own shares of the Strategic Portfolios.

         The Funds reserve the right to waive, modify the terms of, or terminate the redemption fee at any time in their discretion.

SHORT-TERM TRADING OF FUND SECURITIES

         The Funds are intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Funds charge a 2.00% redemption fee on Class A, Class B and Class I Shares of the Equity Funds, Bond Funds and Hybrid Funds exchanged or redeemed within 30 days of purchase. The Funds also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Funds may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

         The Funds or their agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. The Funds or their agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

         It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. Accordingly, the Funds may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Funds.

EXCHANGING SHARES

         The Funds permit shareholders to exchange Shares in one Fund for shares of the same class of another Fund, usually without paying additional sales charges. The shareholder must meet the minimum investment requirements for the Fund into which he or she is exchanging. Exchanges from one Fund to another are taxable. Class A Shares may also be exchanged for Class I Shares of the same Fund if the shareholder becomes eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee described above is charged on exchanges made within 30 days of a purchase or exchange transaction.

            o  When  exchanging  from a Fund that has no sales charge or a lower
               sales  charge  to  a  Fund  with  a  higher  sales  charge,   the
               shareholder will pay the difference.

            o The registration and tax identification numbers of the two accounts must be identical.

            o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

            o To prevent disruption in the management of a Fund due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same Fund during a calendar year.


                     ADDITIONAL INFORMATION REGARDING TAXES

TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS

         It is the policy of each Fund (which is treated as a separate corporation for federal tax purposes) to continue to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, the Funds expect to eliminate or reduce to a nominal amount the federal income tax to which they may be subject.

         To qualify for such tax treatment, a Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of securities and foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or such currencies; (b) each taxable year distribute to its shareholders at least 90% of the sum of its investment company taxable income (generally consisting of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss ("net short-term gain"), and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and its net tax-exempt income; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash, cash items
(including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and representing not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and gains it distributes to its shareholders. If a Fund failed to qualify for that treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from its current and accumulated earnings and profits ("E&P"), including any distributions of net tax-exempt income and net capital gains (I.E., the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for treatment as a regulated investment company.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all of its capital gain net income for the one-year period ending on October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend a Fund pays to its shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax.

         Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

         DISTRIBUTIONS. Each Fund will distribute at least annually any net investment income and net realized capital and foreign currency gains. Distributions of any taxable net investment income, net short-term gain, and net gain from certain foreign currency transactions are taxable as ordinary income, except that a Fund's dividends attributable to "qualified dividend income" (I.E., dividends received on stock of U.S. and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing, and other restrictions) ("QDI") generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. A portion of a Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of a Fund's net capital gain, if any, are taxable as long-term capital gains, regardless of how long a shareholder has held Fund shares, and also are subject to a 15% maximum federal income tax rate for individual shareholders (as a result of enactment of the 2003 Act) to the extent the distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, through its last taxable year beginning before January 1, 2009. Distributions of taxable income or capital gains are taxable to shareholders whether received in cash or reinvested in Fund shares.

         Dividends and other distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's E&P, even though such distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased when the Fund's net asset value reflects gains that are either unrealized or are realized but not distributed.

         If a Fund makes a distribution in excess of its E&P in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         EXEMPT-INTEREST DIVIDENDS. A Fund will qualify to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the total value of its assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends, which equal the excess of a Fund's excludable interest over certain amounts disallowed as deductions, will be excluded from the shareholders' gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as Preference Items in computing the federal alternative minimum tax. Also, all other exempt-interest dividends a corporate shareholder receives are subject indirectly to that tax. A Fund that qualifies to pay exempt-interest dividends will inform its shareholders following the end of each taxable year of the percentage of its dividends designated as exempt-interest dividends.

         If a shareholder receives an exempt-interest dividend with respect to any shares the shareholder held for six months or less, any loss on the sale or exchange of such shares will be disallowed to the extent of the amount of such dividend. In certain instances, the portion of Social Security or Railroad Retirement benefits subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

         A Fund that intends to pay exempt-interest dividends may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices, and other assets.

         Part or all of the interest on any indebtedness a shareholder incurs or continues to purchase or carry shares of a Fund that pays exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions from net capital gains) paid to the shareholder that are exempt-interest dividends. For these purposes, the purchase of shares may be considered to have been made with borrowed funds even though those funds are not directly traceable to the purchase.

         In general, the portion, if any, of exempt-interest dividends attributable to interest received on certain private activity obligations will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by those obligations or who are "related persons" of such substantial users.

         The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

         SELLING SHARES. A shareholder who sells Fund shares will generally recognize gain or loss in an amount equal to the difference between the adjusted tax basis in the Fund shares and the amount received. If a shareholder holds Fund shares as capital assets, the gain or loss will be a capital gain or loss. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains (gains from the sale or exchange of capital assets held for one year or less), which will continue to be taxed at the ordinary income rate.

         Any loss on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales. In addition, any loss realized on the sale or exchange of shares will be disallowed to the extent that a shareholder replaces the disposed of Fund shares with other shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder's basis in the replacement shares will be adjusted to reflect the disallowed loss.

         HEDGING TRANSACTIONS. A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer its losses, cause adjustments in the holding periods of its assets, convert short-term capital losses to long-term capital losses, convert long-term capital gains to short-term capital gains, and/or otherwise affect the character of its income. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

         Income earned as a result of these transactions will not be QDI and will not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of their shareholders.

         FOREIGN INVESTMENTS AND TAXES. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The International Equity Fund may qualify for and may make an election pursuant to which shareholders would be eligible to claim a credit or deduction on their federal income tax returns for, and would be required to treat as part of the amounts distributed to them, their PRO RATA portion of foreign taxes the Fund paid or incurred to foreign countries. The Fund may make such an election if more than 50% of the value of its total assets at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If the International Equity Fund invests in "passive foreign investment companies" ("PFICs"), certain distributions the Fund receives therefrom could be subject to federal income tax and interest payable by the Fund. In addition, gain realized from the sale or other disposition of PFIC securities will be treated as ordinary income and similarly taxable unless the Fund makes certain elections, if they are available to it.

         Information set forth in the Prospectuses and this SAI relating to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations in effect on the date thereof; such laws and regulations may be changed by legislative or administrative action, sometimes with retroactive effect.

DISTRIBUTION POLICIES AND ADDITIONAL TAX INFORMATION REGARDING SPECIFIC FUNDS

         THE MONEY MARKET FUNDS. The net income of each Money Market Fund is declared daily as a dividend to its shareholders of record at the close of business on the day of declaration. Dividends generally are paid monthly. Net capital gains (if any) are distributed at least annually. A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the same class at net asset value as of the date of payment unless the shareholder elects to receive them in cash. Reinvested dividends and other distributions receive the same tax treatment as dividends and other distributions paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and other distributions having record dates after its receipt by the Transfer Agent. For each Fund, dividends are paid in cash not later than seven Business Days after a shareholder's complete redemption of his or her shares.

         THE TAXABLE MONEY MARKET FUNDS. Because all of the net investment income of each of these Funds is expected to be interest income, it is anticipated that no distributions by them will be QDI or be eligible for the dividends-received deduction for corporate shareholders. These Funds do not expect to realize any long-term capital gains and, therefore, do not foresee making any "capital gain distributions." Dividends a shareholder receives that are derived from a Fund's investments in U.S. government obligations may not be eligible for exemption from state and local income taxes even though the income on such investments would have been exempt from these taxes if the shareholder directly held them. In addition, the state and local tax exemption for interest earned on U.S. government obligations generally will not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax advisors concerning their own tax situation and the application of state and local taxes.

         THE BOND FUNDS. Each Bond Fund will declare a dividend monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined to be necessary or appropriate by the appropriate officers of the Trust. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to shareholders of record. A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares unless the shareholder elects to receive such dividends or distributions in cash. Dividends and other distributions are reinvested without a sales charge as of the ex-distribution date using the net asset value determined on that date and are credited to a shareholder's account on the payment date. Reinvested dividends and other distributions receive the same tax treatment as dividends and other distributions paid in cash. Elections to receive dividends or other distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and other distributions having record dates after its receipt by the Transfer Agent.

         THE TAXABLE BOND FUNDS. Distributions by each of these Funds of ordinary income and/or net short-term gain are taxable to its shareholders as ordinary income. It is not expected that no distributions by them will be QDI or be eligible for the dividends-received deduction for corporate shareholders.

         Dividends a shareholder receives that are derived from a Fund's investments in U.S. government obligations may not be eligible for exemption from state and local income taxes even though the income on such investments would have been exempt from these taxes if the shareholder directly held them. In addition, the state and local tax exemption for interest earned on U.S. government obligations generally will not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax advisors concerning their own tax situation and the application of state and local taxes.

         The holder of a security issued with "original issue discount" (including a zero-coupon U.S. Treasury security) is required to accrue as income each year a portion of that discount, even though the holder does not currently receive the interest payment in cash. A security has original issue discount if its redemption price exceeds its issue price by more than a DE MINIMIS amount. Accordingly, any of these Funds may be required to distribute each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of its portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. If a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would have in the absence of such transactions.

         THE TAX-EXEMPT FUNDS. As indicated in the Prospectuses of these Funds, they are designed to provide shareholders with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of these Funds would not be suitable for tax-exempt institutions or retirement plans qualified under section 401 of the Code (including so-called Keogh or H.R. 10 plans) and IRAs. Such plans and accounts are tax-exempt and, therefore, would not gain any additional benefit from the tax-exempt status of these Funds' exempt-interest dividends.

         In addition, these Funds may not be appropriate investments for shareholders that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof because these Funds may invest in those bonds and, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. "Substantial user" is defined to include a non-exempt person who regularly uses a part of such facilities in his trade or business. Each shareholder that may be considered a "substantial user" or "related person" should consult a tax advisor with respect to whether exempt-interest dividends the shareholder receives would retain the exclusion under section 103 of the Code.

         As indicated in the Prospectuses of these Funds, they may acquire puts with respect to Municipal Securities (and in the case of the Florida Tax-Exempt Fund, Florida Municipal Securities) held in their portfolios. See "Investment Objectives and Policies - Portfolio Instruments - Puts" in this SAI. The policy of each of these Funds is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service ("IRS") has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of such puts, there is currently no guidance available from the IRS that definitively establishes the tax consequences of many of the types of puts that these Funds could acquire. Therefore, although each of these Funds will only acquire a put after concluding that it will have the tax consequences described above, the IRS could reach a different conclusion. If any of these Funds was not treated as the owner of the Municipal Securities subject to a put, income from such securities would not be tax-exempt.

ALABAMA TAXES

         Section 40-18-14(3)f. of the Alabama Code specifies that interest on obligations of the State of Alabama and any county, municipality or other political subdivision thereof is exempt from personal income tax. Section 40-18-14(3)d. provides similar tax-exempt treatment for interest on obligations of the United States or its Possessions (including Puerto Rico, Guam and the Virgin Islands). Regulation Section 810-3-14.02(l)(d) extends the exclusion to agencies of the United States or corporations owned by the United States and lists as examples of exempt obligations, U.S. savings bonds, U.S. Treasury notes or bills, obligations of the Bank for Cooperation, Federal Land Bank, Federal Intermediate Credit Bank, Federal Home Loan Bank, Production Credit
Associations, Federal Financing Bank, and the Tennessee Valley Authority. In addition, a ruling of the Administrative Law Division of the Alabama Department of Revenue in 1990 extended these exemptions for interest to distributions from a regulated investment company to the extent that they are paid out of interest earned on such exempt obligations. Prior to June 2000, this treatment was confirmed in a regulation of the Department of Revenue. However, in June 2000, the regulation was amended to delete that provision. Now Regulation Section

810-3-14.02(2) exempts from taxation items of income which federal law prohibits the states from taxing. Tax-exempt treatment is not available on distributions from income earned on securities that are merely guaranteed by the federal government (GNMAs, FNMAs, etc.), for repurchase agreements collateralized by U.S. government obligations or for obligations of other states to the extent such investments are made by the Fund for temporary or defensive purposes. Such interest will be taxable on a pro rata basis.

         Any distributions of net short-term and net long-term capital gain earned by the Fund are fully includable in each Shareholder's Alabama taxable income and are currently taxed at ordinary rates.

         The foregoing discussion is based on tax laws and regulations which are in effect as of the date of this SAI; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important Alabama tax considerations generally affecting the Municipal Bond Fund and its Shareholders. Potential investors are urged to consult their tax advisors concerning their own tax situation and concerning the application of state and local (as well as federal) taxes.

FLORIDA TAXES

         The State of Florida does not impose an income tax on individuals. Therefore, distributions of the Florida Tax-Exempt Fund to individuals will not be subject to personal income taxation in Florida. Corporations and other entities subject to the Florida income tax will be subject to tax on distributions of investment income and capital gains by the Fund. Entities treated as "pass through" entities for federal tax purposes, such as partnerships, S corporations and most limited liability companies normally would not pay Florida income tax on distributions of the Florida Fund, however the owners of these entities would be treated as having received the distribution directly. Distributions from pass through entities would be taxable if the owner were a corporation subject to the tax, and would be exempt if the owner were an individual. Distributions attributable to interest on obligations of any state (including Florida), the District of Columbia, U.S. possessions, or any political subdivision thereof, will be taxable to corporations and other entities for Florida income tax purposes even though such interest income is exempt from federal income tax. Similarly, distributions attributable to interest on obligations of the United States and its territories will be taxable to corporations and other entities under the Florida income tax. For individuals and other entities subject to taxation in states and localities other than Florida, distributions of the Fund will be subject to applicable taxes imposed by such other states and localities.

         In the opinion of special Florida tax counsel to the Fund, Shareholders of the Florida Tax-Exempt Fund who are subject to the Florida Intangible Personal Property Tax (the "Intangible Tax") will not be subject to the Intangible Tax on shares of the Fund if, on the first day of the applicable calendar year at least 90% of, the assets of the Fund consist solely of obligations of Florida or its political subdivisions; obligations of the United States, Puerto Rico, the Virgin Islands or Guam; or bank deposits, cash or other assets which would be exempt from the Intangible Tax if directly held by the Shareholder. As described above, it is the Florida Tax-Exempt Fund's policy to invest at least 80% of its net assets in Florida Municipal Securities exempt from the Intangible Tax under normal market conditions. The Florida Tax-Exempt Fund intends to insure that, absent abnormal market conditions, at least 90% of assets held on January 1 of each year are exempt from the Intangible Tax. Accordingly, the value of the Fund shares held by a Shareholder should ordinarily be exempt from the Intangible Tax. However, if on any January 1 the Florida Tax-Exempt Fund holds investments in excess of 10% of its net asset value that are not exempt from the Intangible Tax, the Fund's shares could be wholly or partially subject to the Intangible Tax for that year.

         The foregoing discussion is intended only as a brief summary of the Florida tax laws currently in effect which would generally affect the Florida Tax-Exempt Fund and its Shareholders. Potential investors are urged to consult with their Florida tax counsel concerning their own tax situation.

TENNESSEE TAXES

         The Tennessee Hall Income Tax is imposed on individuals, beneficiaries of estates and trusts, partnerships, business trusts, or any other entity if such persons or entities are domiciled in or residents of Tennessee who received dividends from stock or interest from bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent such dividends are attributable to interest on bonds or securities of the U.S. government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any country or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

         Generally, bonds of the type comprising the Tennessee Tax-Exempt Fund and the interest thereon, may be subject to inheritance, transfer, and estate taxes under Tennessee law. Further, bonds in the Funds may be indirectly taxed to the extent the ownership of the bonds and the interest derived therefrom are included within the measure of certain franchise and excise taxes imposed under Tennessee law on organizations and entities doing business in Tennessee (other than general partnerships and sole proprietorships).

         The foregoing discussion is intended only as a brief summary of the Tennessee tax laws currently in effect which would generally affect the Tennessee Tax-Exempt Fund and their Shareholders. Potential investors are urged to consult with their Tennessee tax counsel concerning their own tax situation.


                             MANAGEMENT OF THE TRUST

TRUSTEES

         Overall responsibility for management of the Trust rests with the Board, who are elected by the Shareholders of the Trust. There are currently ten Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Board, in turn, elects the officers of the Trust to supervise actively its day-to-day operations. The names and principal occupation during the past five years of each Trustee is as follows. The address for each Trustee is 3435 Stelzer Road, Columbus, Ohio 43219:

----------------------------------------------------------------------------------------------------------------------
                                     Term of
                          Position   Office
                          Held       and
                          With       Length of                    Other
                          AmSouth    Time        Number of        Directorships  Principal Occupation(s) During the
Name and Date of Birth    Funds      Served*     Funds Overseen   Held           Past Five Years
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------
Dick D. Briggs, Jr.,      Trustee    Since 1992  Trustee of            N/A       From March 1997 to present, Chief
M.D.                                             AmSouth Funds                   Medical Officer, Best Doctors(TM)
Date of Birth:                                   (consisting of                  Worldwide Healthcare Services; from
1/28/1934                                        23 portfolios).                 September 1967 to present, Emeritus
                                                                                 Professor and Eminent Scholar
                                                                                 Chair, Univ. of Alabama at
                                                                                 Birmingham; from October 1971 to
                                                                                 present, Physician, University of
                                                                                 Alabama Health Services Foundation;
                                                                                 from 1981 to 1995, Professor and
                                                                                 Vice Chairman, Dept. of Medicine,
                                                                                 Univ. of Alabama at Birmingham
                                                                                 School of Medicine; from 1988 to
                                                                                 1992, President, CEO and Medical
                                                                                 Director, Univ. of Alabama Health
                                                                                 Services Foundation.
----------------------------------------------------------------------------------------------------------------------
Wendell D. Cleaver        Trustee    Since 1992  Trustee of            N/A       From September 3, 1993 to present,
Date of Birth:                                   AmSouth Funds                   retired; from December 1988 to
9/23/1934                                        (consisting of                  August 1993, Executive Vice
                                                 23 portfolios).                 President, Chief Operating Officer
                                                                                 and Director, Mobile Gas Service
                                                                                 Corporation.
----------------------------------------------------------------------------------------------------------------------
James H. Woodward, Jr.    Trustee    Since 1987  Trustee of            N/A       From 1992 to 2002, Trustee,
Date of Birth:                                   AmSouth Funds                   J. A. Jones, Inc., Construction
11/24/1939                                       (consisting of                  Company; from July 1989 to present,
                                                 23 portfolios);                 Chancellor, The University of North
                                                 Trustee of                      Carolina at Charlotte; from August
                                                 Variable                        1984 to July 1989, Senior Vice
                                                 Insurance                       President, University College,
                                                 Funds                           University of Alabama at Birmingham.
                                                 (consisting of
                                                 15 portfolios,
                                                 7 of which are
                                                 advised by the
                                                 Advisor).
----------------------------------------------------------------------------------------------------------------------
Edward P. Farley          Trustee    Since 2001  Trustee of            N/A       Retired, 1999; Executive Vice
Date of Birth:                                   AmSouth Funds                   President, Old Kent Bank from
9/19/1939                                        (consisting of                  January 1981-March 1999; Director,
                                                 23 portfolios).                 Kent Funds, an open-end investment
                                                                                 management company, for which BISYS
                                                                                 Fund Services L.P. serves as
                                                                                 distributor, from March 1999 until
                                                                                 December 2001.
----------------------------------------------------------------------------------------------------------------------
Samuel W. Jackson         Trustee    Since 2003  Trustee of            N/A       From 1997 to present, Principal,
Date of Birth:                                   AmSouth Funds                   Jackson Fowlkes & Co., Inc.; from
12/1/1951                                        (consisting of                  1994-1996 Vice President for
                                                 23 portfolios).                 Financial Affairs and
                                                                                 Administration - University of
                                                                                 Alabama at Birmingham.
----------------------------------------------------------------------------------------------------------------------
Robert J. McMullan        Trustee    Since 2003  Trustee of            N/A       From 1998 to present, Chief
Date of Birth:                                   AmSouth Funds                   Financial Officer, GlobeSpan
3/31/1954                                        (consisting of                  Virata, Inc.; from 1989 through
                                                 23 portfolios).                 1998, Executive Vice President &
                                                                                 Chief Financial Officer, The BISYS
                                                                                 Group, Inc.
----------------------------------------------------------------------------------------------------------------------

                                                       66

----------------------------------------------------------------------------------------------------------------------
                                     Term of
                          Position   Office
                          Held       and
                          With       Length of                    Other
                          AmSouth    Time        Number of        Directorships  Principal Occupation(s) During the
Name and Date of Birth    Funds      Served*     Funds Overseen   Held           Past Five Years
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
----------------------------------------------------------------------------------------------------------------------
J. David Huber            Chairman   Since 1987  Chairman and          N/A       From June 1987 to present, employee
Date of Birth:            and                    Trustee of                      of BISYS Fund Services L.P.
5/3/1946                  Trustee                AmSouth Funds
                                                 (consisting of
                                                 23 portfolios).
----------------------------------------------------------------------------------------------------------------------
Geoffrey von Kuhn         Trustee    Since 2002  Trustee of            N/A       From April 2001 to present, Senior
Date of Birth:                                   AmSouth Funds                   Executive Vice President, AmSouth
10/26/1951                                       (consisting of                  Bancorporation and AmSouth Bank,
                                                 23 portfolios).                 Head, Wealth Management Group; April
                                                                                 2000 to April 2001, Head, U.S.
                                                                                 Private Bank, Citigroup; February
                                                                                 1998 to April 2000, Senior Managing
                                                                                 Director and Vice Chairman, Banc One
                                                                                 Capital Markets; May 1996 to
                                                                                 February 1998, Senior Managing
                                                                                 Director, Bank One Institutional
                                                                                 Investment Services, Inc.
----------------------------------------------------------------------------------------------------------------------
ADVISORY TRUSTEES:
----------------------------------------------------------------------------------------------------------------------
Norma A. Coldwell         Advisory   Since 2002  Advisory              N/A       Trustee, AmSouth Funds 2000-2002;
Date of Birth:            Trustee                Trustee of                      International Economist and
6/23/1925                                        AmSouth Funds                   Consultant; Executive Vice
                                                 (consisting of                  President of Coldwell Financial
                                                 23 portfolios).                 Consultants; Trustee, Meridian
                                                                                 International Center (International
                                                                                 Education and Cultural Group);
                                                                                 Member of the Board of Advisors of
                                                                                 Meridian International Center;
                                                                                 formerly, Chief International
                                                                                 Economist of Riggs National Bank,
                                                                                 Washington, DC
----------------------------------------------------------------------------------------------------------------------
Homer H. Turner, Jr.      Advisory   Since 2002  Advisory         N/A            Formerly, Trustee, AmSouth Funds;
Date of Birth: 2/18/1928  Trustee                Trustee of                      from June 1991 to present, retired;
                                                 AmSouth Funds                   until June 1991, Vice President,
                                                 (consisting of                  Birmingham Division, Alabama Power
                                                 23 portfolios).                 Company
----------------------------------------------------------------------------------------------------------------------

* There is no defined term of office for Trustees of AmSouth Funds.

         Messrs. Huber and von Kuhn are considered to be interested persons (as defined in the 1940 Act) of AmSouth Funds. Mr. Huber is considered an interested person on the basis of his employment with BISYS Fund Services L.P., AmSouth Funds' Distributor. Mr. von Kuhn is considered to be an interested person on the basis of his employment by AmSouth Bank, the Advisor's parent company.

COMPENSATION OF TRUSTEES

         Trustees who are "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, receive no salary or fees from the Trust. Each Trustee who is not an interested person of the Trust (E.G., an "Independent Trustee") receives a per meeting fee based on the average net assets of the Trust as of December 31 of the previous year.

         The Trust currently pays each Independent Trustee a per meeting fee of $6,000, plus travel and other out-of-pocket expenses incurred by the Trustees in attending Board meetings. The table below includes certain information relating to the compensation of Trustees for the fiscal year ended July 31, 2003, as well as information regarding compensation from AmSouth Funds' Fund Complex for the year ended December 31, 2002. Annual Board fees may be reviewed periodically and changed by the Board. The Trust does not have any retirement plan for its Trustees.

         The Trustees receive fees and are reimbursed for expenses in connection with each Board meeting they attend. However, no "interested person" receives any compensation from the Trust for acting as a Trustee.

                               COMPENSATION TABLE

------------------------------------------------------------------------------------------------------------

                                                                                 TOTAL COMPENSATION FROM
                                                       AGGREGATE COMPENSATION    AMSOUTH FUNDS AND FUND
                NAME OF PERSON AND POSITION              FROM AMSOUTH FUNDS1    COMPLEX PAID TO TRUSTEES2
------------------------------------------------------------------------------------------------------------
J. David Huber - Chairman of the Board and Trustee              None                      None
------------------------------------------------------------------------------------------------------------

Dick D. Briggs, Jr., M.D. - Trustee                            $25,250                   $25,250
------------------------------------------------------------------------------------------------------------

Wendell D. Cleaver - Trustee                                   $25,250                   $25,250
------------------------------------------------------------------------------------------------------------

Edward P. Farley - Trustee                                     $25,250                   $25,250
------------------------------------------------------------------------------------------------------------

James H. Woodward, Jr. - Trustee(3)                            $25,250                   $25,250
------------------------------------------------------------------------------------------------------------

Geoffrey A. von Kuhn                                            None                      None
------------------------------------------------------------------------------------------------------------

Samuel W. Jackson(4)                                           $7,250                    $7,250
------------------------------------------------------------------------------------------------------------

Robert J. McMullan(4)                                          $7,250                    $7,250
------------------------------------------------------------------------------------------------------------

Norma A. Coldwell - Advisory Trustee(5)                        $24,000                   $24,000
------------------------------------------------------------------------------------------------------------

Homer H. Turner, Jr. - Advisory Trustee(5)                     $24,000                   $24,000
------------------------------------------------------------------------------------------------------------

(1) Represents compensation paid to each Trustee for the fiscal year ended July 31, 2003.

(2) Represents aggregate compensation paid to each Trustee during the calendar year ended December 31, 2002. There are a total of twenty-four portfolios in the AmSouth Fund Complex.

(3) Mr. Woodward also serves as Trustee for Variable Insurance Funds, an open-end investment company, with fifteen portfolios, of which seven are advised by the Advisor.

(4) Mr. Jackson and Mr. McMullan were elected to the Board of Trustees on June 18, 2003.

(5) Ms. Coldwell and Mr. Turner retired from the Board and assumed "Advisory Trustee" status in March 2002.

DEFERRED COMPENSATION PLAN

         At a meeting held on September 19, 2002, the Board adopted a Deferred Compensation Plan for Trustees ("Plan") to permit Trustees to elect to defer some or all future compensation ("Deferred Compensation") earned from the Trust into accounts maintained by the Trust. In accordance with rules of the Code applicable to non-qualified plans, Deferred Compensation will not be currently taxable to a Trustee for federal income tax purposes. Rather, such Deferred Compensation will be taxable to a Trustee upon the payment, at the time of the Trustee's retirement, death, disability or other termination of service.

         Under the Plan, the Trust will credit the deferred compensation to a separate memorandum account ("Deferred Compensation Account") the first business day after the date the Deferred Compensation would otherwise have been payable to the Trustee. Deferred Compensation Accounts will be adjusted to reflect the gain or loss those Deferred Compensation Accounts would have experienced had they actually been invested in one or more of the Funds selected by the Trustee. Each Trustee will receive a quarterly statement of his or her Deferred Compensation Account that shows the aggregate amount credited or charged to the Deferred Compensation Account.

         The Plan provides a Trustee with certain options as to the timing and manner of payment of Deferred Compensation from his or her Deferred Compensation Account. In this regard, a Trustee may specify the date for payment of the Deferred Compensation out of his or her Deferred Compensation Account, which may be no sooner than: (a) the first business day of January of the year following the year the Trustee ceases to be a Trustee; or (b) the one-year anniversary of the Deferral Election. The death of a Trustee automatically triggers payment of the Deferred Compensation to the Trustee's beneficiary according to the Trustee's designation then in effect. Trustees also may elect to receive payments from their Deferred Compensation Accounts in a lump sum or through installments.

         Generally, the liquidation, dissolution or winding up of the Trust will automatically trigger a lump sum distribution of all unpaid amounts in the Trust's Deferred Compensation Account for a Trustee, notwithstanding any election by the Trustee. However, if the Trust sells or transfers its assets and the transfer is subject to, or the Transferee assumes, the liabilities of the Trust, the Trust need not distribute the amounts in a Deferred Compensation Account.

         A Trustee does not have a secured claim against assets of the Trust to receive future payment of the Deferred Compensation (nor does the Trustee's beneficiary or estate have any such secured claim). Amounts credited to a Trustee's Deferred Compensation Account by the Trust remain part of the general assets of the Trust and are considered the sole property of the Trust. A Trustee is treated as a general unsecured creditor of the Trust with respect to the Trust's obligations under the Plan.

         The Plan permits (but does not require) the Trust to invest an amount equal to the balance of the Deferred Compensation Plan Account in order to cover its obligations to the Trustees under the Plan. Any such investments made by the Trust continue to be part of the Trust's general assets and property and may be used by the Trust to satisfy its creditors.

         The following table shows each Trustee's ownership of shares of AmSouth Funds' shares as of [December 31, 2002]:

--------------------------------------------------------------------------------------------------------------------

                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                 SECURITIES IN ALL REGISTERED
                                      DOLLAR RANGE OF EQUITY SECURITIES          INVESTMENT COMPANIES OVERSEEN BY
TRUSTEE                                       OWNED IN EACH FUND                 THE TRUSTEE
--------------------------------------------------------------------------------------------------------------------
J. David Huber                 Capital Growth Fund            $1-$10,000         $1-$10,000
                               International Equity Fund      $1-$10,000
                               Mid Cap Fund                   $1-$10,000
                               Enhanced Market Fund           $1-$10,000
                               Value Fund                     $1-$10,000
                               Large Cap Fund                 $1-$10,000
                               Select Equity Fund             $1-$10,000
--------------------------------------------------------------------------------------------------------------------
Dick D. Briggs, Jr., M.D.      Capital Growth Fund            $1-$10,000         $10,001-$50,000
                               Mid Cap Fund                   $1-$10,000
                               Small Cap Fund                 $1-$10,000
                               Enhanced Market Fund           $1-$10,000
                               Value Fund                     $1-$10,000
                               Large Cap Fund                 $1-$10,000
                               Select Equity Fund             $1-$10,000
                               Bond Fund                      $1-$10,000
                               International Equity Fund      $1-$10,000
--------------------------------------------------------------------------------------------------------------------
Wendell D. Cleaver             Capital Growth Fund            $1-$10,000         $50,001-$100,000
                               Enhanced Market Fund           $1-$10,000
                               Government Income Fund         $10,001-$50,000
                               International Equity Fund      $1-$10,000
                               Large Cap Fund                 $1-$10,000
                               Limited Term Bond Fund         $1-$10,000
                               Mid Cap Fund                   $1-$10,000
                               Prime Money Market Fund        $10,001-$50,000
                               Select Equity Fund             $1-$10,000
                               Small Cap Fund                 $1-$10,000
                               Value Fund                     $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------
James H. Woodward Jr.          Capital Growth Fund            $1-$10,000         $1-$10,000
                               International Equity Fund      $1-$10,000
                               Mid Cap Fund                   $1-$10,000
                               Small Cap Fund                 $1-$10,000
                               Large Cap Fund                 $1-$10,000
--------------------------------------------------------------------------------------------------------------------
Edward P. Farley               International Equity Fund      $1-$10,000         $10,001-$50,000
                               Small Cap Fund                 $1-$10,000
                               Moderate Growth &
                               Income Portfolio               $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------
Samuel W. Jackson              None                                              None
--------------------------------------------------------------------------------------------------------------------
Robert J. McMullan             None                                              None
--------------------------------------------------------------------------------------------------------------------
Geoffrey von Kuhn              Capital Growth Fund            $1-$10,000         $1-$10,000
                               International Equity Fund      $1-$10,000
                               Mid Cap Fund                   $1-$10,000
                               Small Cap Fund                 $1-$10,000
                               Enhanced Market Fund           $1-$10,000
                               Government Income Fund         $1-$10,000
                               Limited Term Bond Fund         $1-$10,000
                               Value Fund                     $1-$10,000
                               Balanced Fund                  $1-$10,000
                               Large Cap Fund                 $1-$10,000
                               Bond Fund                      $1-$10,000
                               Select Equity Fund             $1-$10,000
                               Municipal Bond Fund            $1-$10,000
                               Florida Tax Exempt Fund        $1-$10,000
                               Tennessee Tax-Exempt Fund      $1-$10,000
--------------------------------------------------------------------------------------------------------------------


                                       70

--------------------------------------------------------------------------------------------------------------------

                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                 SECURITIES IN ALL REGISTERED
                                      DOLLAR RANGE OF EQUITY SECURITIES          INVESTMENT COMPANIES OVERSEEN BY
TRUSTEE                                       OWNED IN EACH FUND                 THE TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Normal Coldwell                Treasury Reserve               $1-$10,000         $1-$10,000
--------------------------------------------------------------------------------------------------------------------
Homer H. Turner, Jr.           None                                              None
--------------------------------------------------------------------------------------------------------------------

(1) Mr. Jackson and Mr. McMullan were elected to the Board of Trustees on June 18, 2003 and did not hold any securities of the AmSouth Funds at December 31, 2002.

THE BOARD AND COMMITTEE MEETINGS

         The Board met four times during the Trust's fiscal year ended July 31, 2003, and each Trustee attended each meeting of the Board and of any committee of which he was a member during that year.

         AUDIT COMMITTEE. The Audit Committee was formed (a) to oversee generally the Funds' accounting and financial reporting policies and practices, the Funds' internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) to act as a liaison between the Trust's independent auditors and the full Board;
(d) to approve, prior to appointment, the engagement of the Trust's independent auditors, and to review and evaluate the independent auditors' qualifications, independence and performance; and (e) to pre-approve the engagement of the Trust's auditors to provide audit and non-audit services to the Trust and non-audit services to the Advisor and its affiliates that provide ongoing services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Audit Committee is composed entirely of Independent Trustees; its members are Wendell D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and Edward P. Farley. During the fiscal year ended July 31, 2003, the Committee met two times.

         NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Trustees; its members are Wendell
D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and Edward P. Farley. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of John Calvano, AmSouth Funds, 3435 Stelzer Road, Columbus, Ohio, 43219. During the Fiscal Year ended July 31, 2003, the Committee met one time.

         The Declaration of Trust provides that the Trust will indemnify each of its Trustees and officers against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which a Trustee or officer may be or may have been involved as a party or otherwise or with which a Trustee or officer may be or may have been threatened, while in office or thereafter, by reason of being or having been a Trustee or officer except with respect to any matter as to which a Trustee or officer will have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Expenses, including counsel fees

(but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), will be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of a Trustee or officer to repay amounts paid to the Trust if it is ultimately determined that indemnification of expenses is not authorized, provided, however, that either (a) the Trustee or officer has provided appropriate security for such undertaking, (b) the Trust will be insured against losses arising from any advance payments or (c) either a majority of the Independent Trustees acting on the matter (provided that a majority of the Independent Trustees then in office act on the matter), or independent legal counsel in a written opinion, has determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

OFFICERS OF AMSOUTH FUNDS

         The following table lists the officers of the AmSouth Funds. Each officer's address is 3435 Stelzer Road, Columbus, Ohio 43219.

----------------------------------------------------------------------------------------------------------------------
                                  Term of
                    Position      Office and
                    Held With     Length of
Name and Date of    AmSouth       Time         Number of Funds     Other               Principal Occupation(s)
Birth               Funds         Served*      Overseen            Directorships Held  During the Past Five Years
----------------------------------------------------------------------------------------------------------------------
John F. Calvano     President     Since 1999   President of               N/A          From September 1999 to
Date of Birth:                                 AmSouth Funds                           present, Senior Vice
3/30/1960                                      (consisting of                          President, AmSouth Bank; from
                                               23 portfolios).                         October 1994 to September
                                                                                       1999, employee of BISYS Fund
                                                                                       Services Limited Partnership;
                                                                                       from July 1992 to August
                                                                                       1994, investment
                                                                                       representative, BA Investment
                                                                                       Services; and from October
                                                                                       1986 to July 1994, Marketing
                                                                                       Manager, Great Western
                                                                                       Investment Management.
----------------------------------------------------------------------------------------------------------------------
Walter B. Grimm     Vice          Since 1994   Vice President of          N/A          From June 1992 to present,
Date of Birth:      President                  AmSouth Funds                           employee of BISYS Fund
6/30/1945                                      (consisting of                          Services Ohio, Inc.
                                               23 portfolios).
----------------------------------------------------------------------------------------------------------------------
Trent Statczar      Treasurer     Since 2003   Treasurer of               N/A          From June 1993 to present,
Date of Birth:                                 AmSouth Funds                           employee of BISYS Fund
8/31/1971                                      (consisting of                          Services Ohio, Inc.
                                               23 portfolios).
----------------------------------------------------------------------------------------------------------------------
Rodney L. Ruehle    Secretary     Since 1999   Secretary of               N/A          From August 1990 to August
Date of Birth:                                 AmSouth Funds                           1995, Assistant Treasurer of
4/26/1968                                      (consisting of                          the Cardinal Group of Funds;
                                               23 portfolios).                         from August 1995 to present,
                                                                                       Director Administration
                                                                                       Services, BISYS Fund
                                                                                       Services Ohio, Inc.
                                                                                       From 1999-present, Vice
                                                                                       President and Secretary,
                                                                                       Fifth Third Funds, an
                                                                                       open-end management
                                                                                       investment company for which
                                                                                       BISYS Fund Services, LP
                                                                                       serves as distributor.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                  Term of
                    Position      Office and
                    Held With     Length of
Name and Date of    AmSouth       Time         Number of Funds     Other               Principal Occupation(s)
Birth               Funds         Served*      Overseen            Directorships Held  During the Past Five Years
----------------------------------------------------------------------------------------------------------------------
Alaina V. Metz      Assistant     Since 1995   Assistant                  N/A          From June 1995 to present,
Date of Birth:      Secretary                  Secretary of                            Vice President,
4/7/1967                                       AmSouth Funds                           Administrative and Regulatory
                                               (consisting of                          Services, BISYS Fund
                                               23 portfolios).                         Services Ohio, Inc.; from May
                                               Assistant                               1989 to June 1995, Supervisor,
                                               Secretary of                            Mutual Fund Legal Department,
                                               Variable                                Alliance Capital Management.
                                               Insurance Funds                         Currently, (Officer),
                                               (consisting of 15                       Gartmore Mutual Funds, LEADER
                                               portfolios, 7 of                        Mutual Funds, Shay Asset
                                               which are advised                       Management Fund; Barr
                                               by the Advisor).                        Rosenberg Variable Insurance
                                                                                       Trust; Vice President, Pacific
                                                                                       Capital Funds; Secretary,
                                                                                       Variable Insurance Funds and
                                                                                       Signal Funds; Assistant
                                                                                       Secretary, BB&T Funds, BNY
                                                                                       Hamilton Funds, Inc., Brenton
                                                                                       Mutual Funds, Citizens Funds,
                                                                                       Counter Bond Fund, The Empire
                                                                                       Builder Tax Free Bond Fund,
                                                                                       Eureka Funds, Gartmore Variable
                                                                                       Insurance Trust, Governor
                                                                                       Funds, Hirtle Callaghan Trust,
                                                                                       HSBC Advisor Funds Trust (Class
                                                                                       Y - Onshore Feeder Funds), HSBC
                                                                                       Investor Funds, Kensington
                                                                                       Funds, Kent Funds,
                                                                                       Metamarkets.com, Meyers
                                                                                       Investment Trust, MMA Praxis
                                                                                       Mutual Funds, Nationwide Asset
                                                                                       Allocation Trust (NAAT), Old
                                                                                       Westbury Funds, One Group
                                                                                       Mutual Funds, RBC Funds, Shay -
                                                                                       Institutional Investors Capital
                                                                                       Appreciation Fund, Inc., Shay -
                                                                                       M.S.B. Fund, Inc., Summit
                                                                                       Investment Trust, The Shelby
                                                                                       Funds, United American Cash
                                                                                       Reserves, USAllianz Funds,
                                                                                       USAllianz Variable Insurance
                                                                                       Products Trust, UST of Boston,
                                                                                       Valiant Fund, Van Ness Funds,
                                                                                       Victory Portfolios, Victory
                                                                                       Variable Insurance, The
                                                                                       Williamette Funds, Oak Value,
                                                                                       Old National Funds, ProFunds,
                                                                                       1st Source Monogram Funds,
                                                                                       Ambassador Funds, American
                                                                                       Independence Funds Trust,
                                                                                       American Performance; and
                                                                                       Treasurer, Legacy Funds Group.
----------------------------------------------------------------------------------------------------------------------

* There is no defined term of office for officers of AmSouth Funds.

         The officers of the Trust are interested persons (as defined in the 1940 Act) and receive no compensation directly from the Trust for performing the duties of their offices.

         ASO Services Company, Inc. ("ASO"), an affiliate of BISYS, receives fees from the Trust for acting as Administrator and for providing fund accounting services to the Trust. BISYS Fund Services Ohio, Inc. receives fees from the Trust for acting as Transfer Agent and Sub-Administrator. Messrs. Grimm, Ruehle, and Booth and Ms. Metz are employees of BISYS Fund Services Ohio, Inc., not BISYS.

CODE OF ETHICS

         Each Fund, AAMI, BISYS, Five Points Capital Advisors, Inc., Sawgrass Asset Management, LLC, OakBrook Investments, LLC, and Dimensional Fund Advisors Inc. have adopted codes of ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes permit personnel, subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund. The primary purpose of the Codes is to ensure that personal trading by employees, officers, and trustees/directors does not disadvantage any Fund. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to a Fund. The Codes are on file with, and may be obtained from the SEC's EDGAR system at www.sec.gov.

INVESTMENT ADVISOR

         AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment adviser for each Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are each a separate, wholly owned subsidiary of AmSouth Bank and AmSouth Bank is a wholly owned subsidiary of AmSouth Bancorporation. AAMI is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Funds. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

         AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

         Investment advisory and management services are provided to each Fund by the Advisor pursuant to an Amended and Restated Investment Advisory Agreement dated as of October 1, 2003 (the "Advisory Agreement").

         Under the Advisory Agreement, the fee payable to the Advisor by the Funds for investment advisory services is the lesser of (a) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor or (b) a fee computed daily and paid monthly based on the average daily net assets of each Fund as follows: the Prime Money Market Fund - forty one-hundredths of one percent (0.40%) annually; Institutional Money Market Fund - twenty one-hundredths of one percent (0.20%); Tax-Exempt Money Market Fund - twenty one-hundredths  of one percent  (0.20%)  annually;  Tennessee  Tax-Exempt Fund -
sixty-five one-hundredths of one percent (0.65%) annually; Treasury Reserve Money Market Fund - forty one-hundredths of one percent (0.40%) annually; Value Fund - eighty one-hundredths of one percent (0.80%) annually; Bond Fund - fifty one-hundredths of one percent (0.50%) annually; Limited Term Bond Fund -
sixty-five one-hundredths of one percent (0.65%) annually; Balanced Fund - eighty one-hundredths of one percent (0.80%) annually; Government Income Fund - thirty one-hundredths of one percent (0.30%) annually; Florida Tax-Exempt Fund - thirty one-hundredths of one percent (0.30%) annually; Municipal Bond Fund - forty one-hundredths of one percent (0.40%) annually; Small Cap Fund - one hundred twenty one-hundredths of one percent (1.20%) annually; Select Equity Fund - eighty one hundredths of one percent (.80%) annually; Enhanced Market Fund - forty-five hundredths of one percent (0.45%) annually; International Equity Fund - one hundred twenty five one-hundredths of one percent (1.25%) annually; Mid Cap Fund - one hundred one-hundredths of one percent (1.00%)
annually;  Capital Growth Fund - eighty  one-hundredths  of one percent  (0.80%)
annually;  Large  Cap  Fund  -  eighty  one-hundredths  of one  percent  (0.80%)
annually; Aggressive Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth Portfolio - twenty one-hundredths of one percent
(0.20%) annually; Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually; and Moderate Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually. A fee agreed to in writing from time to time by the Trust and the Advisor may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

         For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, AmSouth Investment Management Company, Inc., the Funds' former investment advisor, received the following investment advisory fees:


                           FISCAL YEAR ENDED                 FISCAL YEAR ENDED                FISCAL YEAR ENDED
                             JULY 31, 2003                     JULY 31, 2002                    JULY 31, 2001
                             -------------                     -------------                    -------------
                       EARNED      AMOUNT WAIVED          EARNED        AMOUNT WAIVED       EARNED       AMOUNT WAIVED
                       ------      -------------          ------        -------------       ------       -------------
Balanced Fund        $1,209,824      $15,973            $1,299,401          $22,652       $2,283,895             --

Enhanced Market
Fund                   $339,421      $13,221              $202,437           $6,258         $264,084             --

Value Fund           $4,246,867      $41,423            $5,172,401          $64,236       $6,419,275             --

Select Equity
Fund                   $291,340      $3,331               $114,875               --         $106,759             --

                           FISCAL YEAR ENDED                 FISCAL YEAR ENDED                FISCAL YEAR ENDED
                             JULY 31, 2003                     JULY 31, 2002                    JULY 31, 2001
                             -------------                     -------------                    -------------
                       EARNED      AMOUNT WAIVED          EARNED        AMOUNT WAIVED       EARNED       AMOUNT WAIVED
                       ------      -------------          ------        -------------       ------       -------------
Florida
Tax-Exempt Fund        $409,215      $157,390             $400,794        $154,151         $453,352       $198,628

Institutional
Money Market Fund    $1,057,264      $687,207           $1,374,900        $893,666         $513,326        $333,601

Small Cap Fund       $1,810,147      $162,844           $1,874,337        $156,193       $2,200,294         $83,354

Bond Fund            $4,270,054      $1,049,647         $4,213,775        $972,413       $3,917,317        $904,000
Government
Income Fund          $1,868,480      $437,440           $1,942,574        $448,288       $2,143,040        $494,550

Limited Term
Bond Fund            $1,324,558      $333,810             $115,349        $257,389       $1,151,989        $265,845

Municipal Bond
Fund                 $2,461,843      $954,034           $2,561,775        $985,297       $2,546,434        $979,391

Prime Money
Market Fund          $3,448,016      $431,014           $5,413,220        $676,671       $5,501,663         687,696

Tax-Exempt Money
Market Fund            $739,887      $277,458             $792,383        $297,145         $805,118        $301,920

International
Equity Fund          $2,633,518      $926,998           $2,007,931        $374,537       $1,648,948        $263,832

Mid Cap Equity
Fund                   $932,776      $374,281             $558,336         $21,128         $823,603              --

Capital Growth
Fund                 $2,025,822      $11,975            $2,402,236              --       $2,655,719              --

Large Cap Equity
Fund                 $3,746,060      $248,530           $4,530,040        $283,135       $5,469,254        $341,826

Tennessee
Tax-Exempt Fund        $362,011      $86,676              $369,641         $85,302         $421,382         $97,242

Treasury Reserve
Money Market Fund      $673,905      $84,240            $1,332,571        $166,576       $1,602,857        $200,356

                           FISCAL YEAR ENDED                 FISCAL YEAR ENDED                FISCAL YEAR ENDED
                             JULY 31, 2003                     JULY 31, 2002                    JULY 31, 2001
                             -------------                     -------------                    -------------
                       EARNED      AMOUNT WAIVED          EARNED        AMOUNT WAIVED       EARNED       AMOUNT WAIVED
                       ------      -------------          ------        -------------       ------       -------------
Aggressive
Growth Portfolio        $46,300      $23,149               $49,404         $24,702          $50,931         $25,465

Growth Portfolio        $41,316      $20,658               $40,307         $20,153          $42,229         $21,114

Growth and
Income Portfolio       $151,310      $75,654              $158,364         $79,180         $173,177         $86,588

Moderate Growth
and Income
Portfolio               $53,551      $26,775               $45,707         $22,853          $43,271         $21,635

         The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect for successive one-year periods if such continuance is approved at least annually by the Board or by a 1940 Act Majority Vote and a majority of the Board who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.

         The Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Board, by vote of the holders of a majority of the outstanding voting Shares of that Fund, or by the Advisor. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         In selecting investments for the Value Fund and Balanced Fund, the Advisor employs the "value investing" method. A primary theory of value investing is that many investors tend to exaggerate both prosperity and problems in market valuations. This method, which may conflict with the prevailing mood of the market, involves the use of independent judgment backed by careful analysis of market data. The Advisor's approach when selecting investments for each of these Funds is to attempt to buy and sell securities that are temporarily mispriced relative to long-term value.

         In selecting investments for each of the Bond Funds, and Balanced Fund, the Advisor attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. The Advisor seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Advisor including, but not limited to, (i) descriptions of the advisor's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the advisor's operations.

INVESTMENT SUB-ADVISORS

         Investment sub-advisory services are provided to certain Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the adoption of proposed rules, or receipt of an order from the Securities and Exchange Commission, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

         Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund, and the Mid Cap Fund. Dimensional Fund Advisors Inc. ("Dimensional") serves as investment sub-advisor to the International Equity Fund. Sawgrass, OakBrook and Dimensional each provide services pursuant to an investment sub-advisory agreement with the Advisor. Sawgrass, OakBrook and Dimensional are each referred to as a "Sub-Advisor."

         SAWGRASS. Investment sub-advisory services are provided to the Small Cap Fund by Sawgrass pursuant to an Amended and Restated Sub-Advisory Agreement dated as of May 12, 2001 between the Advisor and Sawgrass. Under the terms of the agreement, the Advisor has agreed to pay Sawgrass a monthly fee at the annual rate of 0.84% of the value of the Small Cap Fund's average daily net assets.

         OAKBROOK. Investment sub-advisory services are provided to the Select Equity Fund and the Enhanced Market Fund pursuant to an Amended and Restated Sub-Advisory Agreement dated as of May 12, 2001 between the Advisor and OakBrook. Under the terms of the agreement, the Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.56% and 0.32% of the value of the average daily net assets of the Select Equity Fund and Enhanced Market Fund, respectively. Investment sub-advisory services are provided to the Mid Cap Fund pursuant to an Amended and Restated Sub-Advisory agreement dated as of October 16, 2002 between the Advisor and OakBrook. Under the terms of the agreement, the Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.30% of average daily net assets up to $50 million and 0.20% of average daily net assets in excess of $50 million of the Mid Cap Fund.

         DIMENSIONAL. Investment sub-advisory services are provided to the International Equity Fund pursuant to an Amended and Restated Sub-Advisory Agreement dated as of October 16, 2002 between the Advisor and Dimensional. Under the terms of the Agreement, the Advisor has agreed to pay Dimensional a monthly fee at the annual rate of 0.40% of average daily net assets up to $40 million and 0.20% of average daily net assets in excess of $40 million of the International Equity Fund.

         A Sub-Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Advisor, the Trust or the Fund in connection with the matters to which its Agreement relates, except that a Sub-Advisor shall be liable to the Advisor for a loss resulting from a breach of fiduciary duty by the Sub-Advisor under the 1940 Act and other Rules with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         Unless sooner terminated, the sub-advisory agreements continue in effect with respect to the Mid Cap Fund and International Equity Fund until October 16, 2004. Thereafter, these sub-advisory agreements shall continue in effect for successive one-year periods if such continuance is approved at least annually by a majority of the Board who are not parties to the sub-advisory agreement or interested persons (as defined in the 1940 Act) of any party to the sub-advisory agreement by vote cast in person at a meeting called for such purpose and by a 1940 Act Majority Vote or the Board. The sub-advisory agreements with respect to the Small Cap Fund, Enhanced Market Fund, and Select Equity Fund each continue in effect for one-year periods, provided such continuance is approved annually in the manner set forth above. Each Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Advisor or Sub-Advisor on 60 days' written notice. Each Sub-Advisory Agreement will also immediately terminate in the event of its assignment.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Trust may include descriptions of a Sub-Advisor including, but not limited to, (i) descriptions of the Sub-Advisor's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to the Sub-Advisor's operations.

BOARD CONSIDERATION OF THE ADVISORY AGREEMENT AND EACH SUB-ADVISORY AGREEMENT

         AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AIMCO to AAMI. As part of the reorganization, AIMCO's investment advisory agreement with the Trust and each related investment sub-advisory agreement was transferred from AIMCO to AAMI. The terms of the Agreements are identical in all material respects to those of the prior Agreement. The Board approved the transfer of AIMCO's agreements to AAMI at a meeting held on September 23, 2003. Accordingly, on October 1, 2003, AAMI succeeded AIMCO as the investment advisor to the Funds. The management and investment personnel of AIMCO that provided investment management services to the Trust continue to do so as the personnel of AAMI.

         In evaluating the Advisory Agreement and each sub-advisory agreement ("Agreements"), the Board, including the Independent Trustees, reviewed materials furnished by AIMCO, AAMI, Sawgrass, OakBrook and Dimensional and met with senior representatives of each regarding their personnel, operations and performance. The Board primarily considered, with respect to each Fund, the nature, quality and extent of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Independent Trustees were advised by independent legal counsel throughout this process.

         In approving the Agreements, the Board evaluated whether they were in the best interests of each Fund and its shareholders. The Board primarily considered, with respect to each Fund, the nature, quality and extent of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Board requested and evaluated reports and presentations from the Advisor and the Sub-Advisors that addressed specific factors designed to inform the Board's consideration of these and other issues.

         With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered the Advisor and each Sub-Advisor's resources and responsiveness with respect to the Funds' performance and discussed efforts being made to improve the performance records of the Funds. The Board considered the Advisor's and each Sub-Advisor's personnel. The Board also considered the Advisor's and each Sub-Advisor's positive compliance history, as the firms have been free of significant compliance problems.

         With respect to the overall fairness of the Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Advisor and each Sub-Advisor and its affiliates from their association with the Funds. The Board reviewed information about the rates of compensation paid to investment advisors, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the factors that contributed to the higher fee. The Board also considered the voluntary limits on Fund expenses undertaken by the Advisor and each Sub-Advisor. In concluding that the benefits accruing to the Advisor and each Sub-Advisor and their affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to the Advisor's profit or loss on each Fund for a recent period and carefully examined the Advisor's cost allocation methodology.

         These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of the Advisor.

GLASS-STEAGALL ACT

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor and the Sub-Advisors believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this SAI and have so
represented  in  the  Investment   Advisory   Agreement  and  the   Sub-Advisory
Agreements. AmSouth also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without violation of applicable banking laws and regulations.

Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the Sub-Advisors, the Board would review The Trust's relationship with the Advisor and the Sub-Advisors and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of AmSouth Bank, the Advisor, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of AmSouth in connection with customer purchases of Shares of the Trust, AmSouth might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

ADMINISTRATOR

         ASO serves as administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement dated as of January 1, 2001 and amended on June 27, 2001 (the "Administration Agreement"). ASO is a wholly owned subsidiary of The BISYS Group, Inc. which is a wholly owned subsidiary of BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those performed by AmSouth under its custodial services agreement with the Trust, those performed by BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust and those performed by ASO under its fund accounting agreement with the Trust).

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those by AmSouth under its custodial services agreement with the Trust and those performed by ASO. under its fund accounting agreement and BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust). Under the Administration

Agreement,   the   Administrator   may   delegate   all  or  any   part  of  its
responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund (except the Institutional Money Market Fund) equal to the lesser of
(a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from the Institutional Money Market Fund equal to the lesser of (a) a fee computed at the annual rate of (0.10%) of the Institutional Money Market Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees for the fiscal year ended July 31, 2003, 2002 and 2001:

                                JULY 31, 2003                    JULY 31, 2002                    JULY 31, 2001
                                -------------                    -------------                    -------------
                                            AMOUNT                           AMOUNT                            AMOUNT
                           EARNED           WAIVED           EARNED          WAIVED           EARNED           WAIVED
                           ------           ------           ------          ------           ------           ------
Balanced Fund             $302,459          $75,616         $324,853        $81,215           $341,872        $85,466

Enhanced Market
Fund                      $150,855          $37,714          $89,972        $22,494           $123,206        $30,801

Value Fund              $1,061,726               --       $1,293,112             --         $1,267,321             --

Select Equity
Fund                       $72,836          $18,209          $28,719         $7,180            $19,221         $4,805

Florida
Tax-Exempt Fund           $125,913          $62,956         $123,322        $61,660           $124,561        $62,280

Institutional
Money Market Fund         $528,622               --         $687,437             --           $585,831        $52,101

Small Cap Fund            $301,694          $75,425         $312,392        $78,100           $366,711        $91,676

Bond Fund               $1,313,876         $328,475       $1,296,559       $324,146         $1,205,314       $301,332

Government
Income Fund               $574,922         $143,733         $597,721       $149,433           $659,388       $164,843

Limited Term
Bond Fund                 $407,560         $101,892         $343,188        $85,798           $354,453        $88,611

                                JULY 31, 2003                    JULY 31, 2002                    JULY 31, 2001
                                -------------                    -------------                    -------------
                                            AMOUNT                           AMOUNT                            AMOUNT
                           EARNED           WAIVED           EARNED          WAIVED           EARNED           WAIVED
                           ------           ------           ------          ------           ------           ------
Municipal Bond
Fund                      $757,497         $189,378         $788,246       $197,065           $783,508       $195,873

Prime Money
Market Fund             $1,724,024         $861,996       $2,706,635     $1,353,293         $2,750,410     $1,375,382

Tax-Exempt Money
Market Fund               $369,947               --         $369,195             --           $402,554             --

International
Equity Fund               $421,366         $105,344         $321,272        $80,319           $263,832        $65,958

Mid Cap Fund              $186,557          $46,640         $111,668        $27,918           $164,721        $41,180

Capital Growth
Fund                      $506,460         $126,617         $600,564       $150,144           $663,931       $165,982

Large Cap Fund            $936,524         $234,135       $1,132,520       $283,135         $1,367,315       $341,826

Tennessee
Tax-Exempt Fund           $111,389          $27,848         $113,737        $28,435           $129,656        $32,414

Treasury Reserve
Money Market Fund         $336,956         $168,475         $666,292       $333,140           $801,429       $400,711

Aggressive
Growth Portfolio          $46, 300          $23,149          $49,404        $24,702            $50,931        $25,465

Growth Portfolio           $41,316          $20,658          $40,307        $20,153            $42,229        $21,114

Growth and
Income Portfolio          $151,310               --         $158,364             --           $173,177             --

Moderate Growth
and Income
Portfolio                  $53,551          $26,775          $45,707        $22,853            $43,271        $21,635

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2006. Thereafter, the Administration Agreement shall be renewed automatically for successive two-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the

Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Board or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

EXPENSES

         Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Board, SEC fees, state securities qualification fees, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

         The Advisor and the Administrator each bear all expenses in connection with the performance of their services as Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund.

         No Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Fund; such costs will be borne by the Distributor.

         As a general matter, expenses are allocated to the Class I Shares, Class A Shares, Class B Shares, Institutional Class 1 Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A Shares, Class B Shares, Institutional Class 2 Shares and Institutional Class 3 Shares, other than in accordance with the relative net asset value of the class, are expenses under the Servicing Plan which relates only to the Class A Shares and the Distribution Plan which relates only to the Class B Shares.

SUB-ADMINISTRATORS

         BISYS Fund Services Ohio, Inc. and AmSouth (Bank, N.A.) each serve as the Sub-Administrators to the Trust. Pursuant to an agreement dated January 1, 2001, as amended June 27, 2001, AmSouth has assumed certain of the
Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to ten one-hundredths of one percent (0.10%) of each Fund's average net assets. For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, AmSouth received $2,807,386,
$3,318,557, and $3,506,939, respectively, for services provided to the Trust.

         BISYS Fund Services Ohio, Inc. is retained by the Administrator as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services Ohio, Inc. is entitled to compensation as mutually agreed upon from time to time by it and the Administrator but not to exceed ten one-hundredth of one percent (0.10%) of each Fund's average net assets.

DISTRIBUTOR

         BISYS serves as distributor to each Fund pursuant to the Distribution Agreement dated as of July 16, 1997, as amended November 23, 1999 and June 27, 2001 (the "Distribution Agreement"). The Distribution Agreement continues from year to year provided that such continuance is approved at least annually (i) by the Board or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Board of the Trust who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         SHAREHOLDER SERVICING PLAN. Class A Shares, Class B Shares and Class I Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders ("Participating Organizations"). Each Fund has entered into a specific arrangement with BISYS for the provision of such services by BISYS, and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Class A Shares and Class B Shares and fifteen one-hundredths of one percent (0.15%) of the average daily net assets of the Class I Shares of each Fund. The Servicing Plan was initially approved on December 6, 1995 by the Board, including a majority of the Independent Trustees.

         The Servicing Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding class of the Fund to which the Servicing Plan applies. The Servicing Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Servicing Plan that would materially increase the shareholder servicing fee with respect to a Fund or class thereof requires the approval of the holders of the Fund or class. The Board will review on a quarterly and annual basis written reports of the amounts received and expended under the Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Servicing Plan) indicating the purposes for which such expenditures were made.

         DISTRIBUTION AND SHAREHOLDER SERVICES (12B-1) PLAN. Under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), each Funds bears a Rule 12b-1 fee for its Class B Shares, Institutional Class 2 Shares, and Institutional Class 3 Shares in the following amounts: with respect to Class B Shares, at an annual rate equal to seventy-five one-hundredths of one percent (0.75%) of the average daily net assets of Class B Shares; with respect to Institutional Class 2 Shares, at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Institutional Class 2 Shares of each Fund; and, with respect to Institutional Class 3 Shares, at an annual rate equal to fifty one-hundredths of one percent

(0.50%) of the average daily net assets of the Institutional Class 3 Shares of a Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may apply the Class B, Institutional Class 2 or Institutional Class 3 Share Fee toward the following:
(i) compensation for its services or expenses in connection with distribution assistance with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; (ii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors) as brokerage commissions in connection with the sale of such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; and (iii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors), broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services and/or reimbursement of expenses incurred in connection with distribution or shareholder services with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares. The Distribution Plan was initially approved on March 12, 1997 by the Board, including a majority of the Independent Trustees.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B, Institutional Class 2 or Institutional Class 3 Shares of that Fund. The Distribution Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of a Fund requires the approval of the holders of that Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares. The Board will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         For the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, the Distributor received the following servicing fees with respect to the Class A Shares and the Class I Shares and the following distribution and servicing fees, as applicable, with respect to the Class B, Institutional Class 2 and Institutional Class 3 Shares from the following Funds:


                                        JULY 31, 2003                 JULY 31, 2002                 JULY 31, 2001
                                        -------------                 -------------                 -------------
                                                 AMOUNT                         AMOUNT                        AMOUNT
                                  EARNED         WAIVED          EARNED         WAIVED         EARNED         WAIVED
                                  ------         ------          ------         ------         ------         ------
CLASS A SHARES
--------------
  Value Fund                    $262,221             --        $315,889            --        $138,415            --
  Select Equity Fund             $13,911             --          $9,079            --          $6,144            --
  Enhanced Market Fund           $45,002             --         $55,188            --         $45,618            --
  Large Cap Fund                $183,542             --        $170,473            --        $187,943            --
  Capital Growth Fund            $42,670             --         $45,426            --         $33,845            --
  Mid Cap Fund                   $19,863             --         $26,027            --         $32,559            --

                                        JULY 31, 2003                 JULY 31, 2002                 JULY 31, 2001
                                        -------------                 -------------                 -------------
                                                 AMOUNT                         AMOUNT                        AMOUNT
                                  EARNED         WAIVED          EARNED         WAIVED         EARNED         WAIVED
                                  ------         ------          ------         ------         ------         ------
  Small Cap Fund                 $12,131             --         $15,551             --        $23,945             --
  International Equity            $9,551             --          $8,004             --         $5,620             --
  Fund
  Balanced Fund                 $177,837             --        $171,939             --        $77,890             --
  Aggressive Growth              $22,810         $9,124         $16,255         $6,502         $2,135           $854
  Portfolio
  Growth Portfolio               $18,794         $7,518         $10,510         $4,204         $1,931           $772
  Growth and Income              $50,915        $20,366         $32,666        $13,066         $4,127         $1,651
  Portfolio
  Moderate Growth and            $20,242         $8,097          $7,451         $2,980           $194            $78
  Income Portfolio
  Government Income Fund         $42,323             --         $17,455             --        $14,244             --
  Limited Term Bond Fund         $65,456             --         $34,264             --        $18,842             --
  Bond Fund                     $113,972             --         $64,524             --        $28,748             --
  Municipal Bond Fund                                --         $26,018             --        $17,062             --
  Florida Tax-Exempt Fund        $15,651             --          $9,247             --         $7,399             --
  Tennessee Tax-Exempt           $21,200             --          $8,183             --         $9,799             --
  Fund
  Prime Money Market Fund     $1,222,920             --      $1,453,505             --       $467,458             --
  Treasury Reserve Money        $157,389             --        $218,042             --       $266,043             --
  Market Fund
  Tax-Exempt Money Market        $90,710         $4,176        $102,313             --       $109,540             --
  Fund

CLASS I SHARES
--------------
  Value Fund                    $603,384       $201,133        $759,392       $253,137       $854,866      $284,945
  Select Equity Fund             $37,571        $12,524         $11,588         $9,863         $9,378        $3,126
  Enhanced Market Fund           $73,453        $24,485         $16,912         $5,638        $41,589       $13,862
  Large Cap Fund                $560,579       $186,864        $706,982       $235,667       $873,137      $291,043
  Capital Growth Fund           $341,966       $113,992        $411,036       $137,015       $436,652      $154,550
  Mid Cap Fund                  $118,526        $39,510         $54,157        $18,053        $84,327       $28,108
  Small Cap Fund                $216,332        $72,112        $221,317        $73,774       $256,111       $85,367
  International Equity          $309,576       $103,194         $23,371        $78,549       $193,655       $64,551
  Fund
  Balanced Fund                  $93,290        $31,097        $121,032        $40,345       $198,595       $66,195
  Aggressive Growth              $19,536         $6,512         $26,256         $8,752        $36,372       $12,124
  Portfolio

                                        JULY 31, 2003                 JULY 31, 2002                 JULY 31, 2001
                                        -------------                 -------------                 -------------
                                                 AMOUNT                         AMOUNT                        AMOUNT
                                  EARNED         WAIVED          EARNED         WAIVED         EARNED         WAIVED
                                  ------         ------          ------         ------         ------         ------
  Growth Portfolio               $15,792         $5,264         $21,022         $7,007        $28,563        $9,521
  Growth and Income              $79,664        $26,556         $96,346        $32,119       $125,036       $41,678
  Portfolio
  Moderate Growth and            $25,705         $8,569         $27,991         $9,331        $30,881       $10,294
  Income Portfolio
  Government Income Fund        $392,806       $130,939        $433,936       $144,649       $484,736      $161,572
  Limited Term Bond Fund        $241,857        $80,621        $229,202        $76,403       $251,503       $83,831
  Bond Fund                     $901,260       $300,394        $920,367       $306,806       $879,120      $293,030
  Municipal Bond Fund           $539,819       $179,944        $571,520       $190,511       $575,653      $191,877
  Florida Tax-Exempt Fund        $79,823        $26,608         $84,000        $28,001        $87,741       $29,246
  Tennessee Tax-Exempt           $66,918        $22,306         $77,939        $25,980        $89,732       $29,911
  Fund
  Prime Money Market Fund       $553,417       $184,477      $1,154,061       $384,696     $1,180,811      $393,590
  Treasury Reserve Money        $158,282        $52,762        $368,890       $122,966       $441,447      $147,148
  Market Fund
  Tax-Exempt Money Market       $223,032        $74,346        $235,757        $78,587       $236,196       $78,729
  Fund

CLASS B SHARES
--------------
  Value Fund                    $237,153                       $139,344             --        $83,836            --
  Select Equity Fund             $58,056                        $30,027             --         $9,010            --
  Enhanced Market Fund           $84,575                       $116,358             --       $156,302            --
  Large Cap Fund                $211,225                       $267,455             --       $263,901            --
  Capital Growth Fund            $81,830                        $80,856             --        $93,265            --
  Mid Cap Fund                   $63,149                        $93,182             --       $131,190            --
  Small Cap Fund                 $17,722                        $24,304             --        $30,396            --
  International Equity            $4,778                         $5,192             --         $5,649            --
  Fund
  Balanced Fund                 $178,998             --        $129,615             --        $73,857            --
  Aggressive Growth              $10,018         $1,002          $6,957           $696         $3,633          $363
  Portfolio
  Growth Portfolio               $26,119         $2,612         $19,345         $1,935        $13,000        $1,300
  Growth and Income              $21,789         $2,179         $18,782         $1,878        $15,806        $1,581
  Portfolio
  Moderate Growth and
  Income Portfolio               $15,425         $1,541         $12,122         $1,212         $9,702          $970

                                                               88

                                        JULY 31, 2003                 JULY 31, 2002                 JULY 31, 2001
                                        -------------                 -------------                 -------------
                                                 AMOUNT                         AMOUNT                        AMOUNT
                                  EARNED         WAIVED          EARNED         WAIVED         EARNED         WAIVED
                                  ------         ------          ------         ------         ------         ------
  Government Income Fund         $86,594             --         $25,858             --         $8,448             --
  Limited Term Bond Fund        $163,585             --         $50,857             --        $20,242             --
  Bond Fund                     $105,714             --         $88,682             --        $50,870             --
  Municipal Bond Fund            $46,180             --         $26,997             --        $11,668             --
  Florida Tax-Exempt Fund        $34,801             --         $19,619             --         $8,282             --
  Tennessee Tax-Exempt           $26,024             --         $16,354             --        $10,872             --
  Fund
  Prime Money Market Fund        $38,919             --         $25,305             --        $12,225             --

INSTITUTIONAL CLASS 2 SHARES
----------------------------
  Institutional Money
  Market Fund                   $463,933             --        $707,362             --      $ 615,978             --

INSTITUTIONAL CLASS 3 SHARES
----------------------------
  Institutional Money
  Market Fund                   $650,602             --        $983,502             --       $722,158             --

         For the fiscal year ended July 31, 2003, allocation of 12b-1 fees paid by the Class B Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of the Funds for the following categories of expenses were as follows:

                                                    CLASS B    INSTITUTIONAL CLASS 2   INSTITUTIONAL CLASS 3
                                                    -------    ---------------------   ---------------------
Advertising....................................     --         --                      --
Printing and Mailing of prospectuses
(to other than current shareholders)...........     --         --                      --
Compensation to underwriters...................     --         --                      --
Compensation  to  broker-dealers...............     $463,983   $707,362                $615,978
Compensation  to  sales  personnel.............     --         --                      --
Interest carrying, or other financing charges..     --         --                      --
Other..........................................     $650,602   --                      --

         All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the

Participating Organization's customers owning a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares. Under the
Distribution Plan, a Participating Organization may include AmSouth or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Trust will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Trust to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.


                    ADDITIONAL INFORMATION REGARDING BROKERS

         As the Trust's principal underwriter, BISYS acts as principal in selling Class A Shares and Class B Shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of the offering price for all offering prices are set forth above. From time to time, BISYS may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of Group shares. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

         From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor and/or its affiliates, may finance from their own resources, certain activities intended to result in the distribution of the Funds' Class A Shares and Class B Shares. The Distributor, at its expense, may provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers as described in the funds' current prospectus. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations appropriate to the purpose of the meeting for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

         PURCHASES THROUGH FINANCIAL INSTITUTIONS. Shares of the Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth, AAMI or financial institutions that provide certain
administrative   support   services  for  their  customers  or  account  holders
(collectively, "Financial Institutions"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Financial Institution and its Customer are invested by the Distributor in Shares of a Money Market Fund or the Institutional Money Market Fund. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Funds in amounts that correspond to the market value of securities sold to the Funds by AmSouth as agent.

         Shares of the Trust sold to Financial Institutions acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Financial Institutions. With respect to Shares so sold, it is the responsibility of the particular Financial Institution to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Financial Institutions and reflected in the account statements provided by the Financial Institutions to Customers.

         Depending upon the terms of a particular Customer account, the Financial Institutions may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in the Equity Funds. Information concerning these services and any charges can be obtained from the Financial Institutions.

         Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services.

         There is no sales charge imposed by the Trust in connection with the purchase of Shares of the Institutional Money Market Fund.

         Shares of the Institutional Money Market Fund are purchased at the appropriate net asset value per Share next determined after receipt by the Distributor of an order in good form to purchase Shares. An order to purchase Shares will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Trust's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Trust's custodian, if received prior to the last Valuation Time. Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Trust strongly recommends that investors use federal funds to purchase Shares.

         Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. In the case of Shares held of record by Financial Institutions but beneficially owned by a Customer, confirmations of purchases, exchanges, and redemptions of Shares by a Financial Institution will be sent to the Customer by the Financial Institution. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

         If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares and Class B Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. In the case of purchases of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

         AUTOMATIC INVESTMENT PLAN. To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "Redemption By Mail" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreements, the Advisor determines, subject to the general supervision of the Board and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, Bond Funds, and Balanced Fund (with respect to its debt securities) usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Advisor and Sub-Advisor generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisor and the Sub-Advisor in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor. Such information may be useful to the Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out their obligations to the Trust.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Advisor or Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by each of the Advisory Agreements and the Sub-Advisory Agreement, in making investment recommendations for the Trust, the Advisor or Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Advisor or Sub-Advisor, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Advisor or Sub-Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

         During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

                                                          JULY 31, 2003      JULY 31, 2002      JULY 31, 2001
                                                          -------------      -------------      -------------
Balanced Fund..................................                $477,746           $134,087           $105,898
Enhanced Market Fund...........................                $113,402            $34,709            $33,199
Value Fund.....................................              $4,552,346         $2,841,739         $1,251,733
Select Equity Fund.............................                 $31,699            $11,940             $3,550
Small Cap Fund.................................              $1,036,613           $854,961           $874,887
International Equity Fund......................                $165,543           $723,846           $296,757
Mid Cap Fund...................................                $229,156           $191,277           $161,190
Capital Growth Fund............................              $1,348,139           $900,096           $605,637
Large Cap Fund.................................                $166,779           $239,292           $231,300

         During the fiscal year ended July 31, 2003, the following Funds have acquired securities of its regular brokers or dealers, or of their parents. The aggregate holdings of the securities of each issuer for each Fund are as follows:

                                     NAME OF REGULAR BROKER           AGGREGATE
FUND                                       OR DEALER                   HOLDINGS

Prime Money Market Fund              Bank of America Corp.           $23,490,000
                                     Goldman Sachs                  $103,454,000
                                     Morgan Stanley                  $21,987,000
                                     Prudential                      $79,980,000
Bond Fund                            Bear Stearns                     $5,912,000
                                     Morgan Stanley                   $4,114,000
                                     Lehman Brothers                  $5,865,000
Value Fund                           Bank of America Corp.           $12,502,000
                                     Bear Stearns                     $7,497,000
                                     Goldman Sachs                   $12,322,000
                                     Prudential                       $3,565,000
Limited Term Bond Fund               Lehman Brothers                  $1,955,000
                                     Merrill Lynch                    $4,214,000
                                     Morgan Stanley                   $3,793,000
                                     Salomon Smith Barney               $660,000
Balanced Fund                        Bank of America Corp.            $2,733,000
                                     Bear Stearns                       $501,000
                                     Goldman Sachs                    $3,681,000
Enhanced Market Fund                 Bank of America Corp.            $1,884,000
                                     Bear Stearns                        $20,000
                                     Citigroup                        $3,225,000
                                     Goldman Sachs                      $593,000
                                     Lehman Brothers                    $202,000
                                     Merrill Lynch                      $674,000
                                     Morgan Stanley                     $721,000
                                     Prudential                         $267,000
Capital Growth Fund                  Bank of America Corp.            $2,890,000
                                     Citigroup                        $5,152,000
Large Cap Fund                       Citigroup                        $4,480,000
Treasury Reserve Money Market Fund   Goldman Sachs                   $15,470,000
                                     Prudential                      $15,470,000

         During the fiscal years ended July 31, 2003, 2002 and 2001 the following brokerage commissions were paid to AmSouth Investment Services, Inc. ("AIS"), an affiliate of AmSouth Bank.

                                AGGREGATE BROKERAGE COMMISSIONS

NAME OF FUND                         2003             2002               2001
------------                         ----             ----               ----

Balanced Fund                          --               --            $20,842
Value Fund                             --               --            $88,883
Capital Growth Fund                    --               --             $8,568
Large Cap Fund                         --               --             $9,900

CUSTODIAN

         AmSouth serves as custodian to each Fund, except the International Equity Fund, pursuant to a Custodial Services Agreement with the Funds. The Bank of New York ("BNY"), located at 100 Church Street, New York, NY 10028 serves as custodian to the International Equity Fund pursuant to a Custody Agreement with the Fund.

         As custodians, AmSouth and BNY's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES.

         BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as transfer agent to each Fund pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust. The Transfer Agent is a wholly owned subsidiary of The BISYS Group, Inc.

         ASO Services Company ("Fund Accountant") provides fund accounting services to each Fund pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, the Fund Accountant receives a fee from each Fund at the annual rate of 0.02% of such Fund's average daily net assets, plus out-of-pocket expenses.

INDEPENDENT AUDITOR

         Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, OH 43215 is independent auditor to the Trust.

LEGAL COUNSEL

         Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, DC 20036, is counsel to the Trust.


                             PERFORMANCE INFORMATION

GENERAL

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

         Investors may also judge the performance of each Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. and Donoghue's Money Fund Report. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today, and local newspapers and periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the Prospectus.

         Information about the performance of a Fund is based on the Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return are functions of the type and quality of instruments held in a Fund, operating expenses, and marketing conditions. Any fees charged by a Financial Institution with respect to customer accounts investing in Shares of a Fund will not be included in performance calculations.

YIELDS OF THE MONEY MARKET FUNDS

         The "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The Tax-Exempt Money Market Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the Tax-Exempt Money Market Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax-Exempt Money Market Fund is computed by dividing that portion of the effective yield of the Tax-Exempt Money Market Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         The yield and effective yield of each of the Money Market Funds and the tax equivalent yield and the tax equivalent effective yield of the Tax-Exempt Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

         For the seven-day period ended July 31, 2003, the yield, effective yield, the tax equivalent yield and the tax equivalent effective yield of the Class I Shares and Class A Shares of each Money Market Fund, calculated as described above, were as follows:

                                                                                                  TAX
                                                                                  TAX          EQUIVALENT
                                                                EFFECTIVE      EQUIVALENT      EFFECTIVE
                   FUND                             YIELD         YIELD           YIELD           YIELD
                   ----                             -----         -----           -----           -----

CLASS I
-------
Prime Money Market Fund                             0.44%          0.45%
Tax-Exempt Money Market Fund                        0.24%          0.24%          0.38%           0.38%
Treasury Reserve Money Market Fund                  0.29%          0.29%

CLASS A
-------
Prime Money Market Fund                             0.29%          0.29%
Tax-Exempt Money Market Fund                        0.24%          0.24%          0.38%           0.38%
Treasury Reserve Money Market Fund                  0.14%          0.14%

CLASS B
-------
Prime Money Market Fund.                            0.14%          0.14%


                                                       97

                                                                                                  TAX
                                                                                  TAX          EQUIVALENT
                                                                EFFECTIVE      EQUIVALENT      EFFECTIVE
                   FUND                             YIELD         YIELD           YIELD           YIELD
                   ----                             -----         -----           -----           -----

INSTITUTIONAL CLASS 1
---------------------
Institutional Money Market Fund                     0.84%          0.85%

INSTITUTIONAL CLASS 2
---------------------

Institutional Money Market Fund                     0.59%          0.59%

INSTITUTIONAL CLASS 3
---------------------
Institutional Money Market Fund                     0.34%          0.34%


YIELD OF THE EQUITY FUNDS AND THE BOND FUNDS

         The yield of each Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Funds.

         The Florida Tax-Exempt Fund, Municipal Bond Fund, and Tennessee Tax-Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of each Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Funds is computed by dividing that portion of the effective yield of the Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

Yield Calculations
------------------
         The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

          ("a") = dividends and interest earned during the period ("b") = expenses accrued for the period (net of reimbursements)

          ("c") = the average daily number of shares outstanding during the period that were entitled to receive dividends
          ("d") = the maximum offering price per share on the last day of the period

                                       YIELD = 2[(A-B + 1)6 - 1]
                                               ------
                                              cd

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Equity Funds and the Bond Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

                                                                        TAX
                                                                     EQUIVALENT
FUND                                        CLASS        YIELD         YIELD
----                                        -----        -----         -----

Florida Tax-Exempt Fund.............      Class A        1.60%         2.60%
                                          Class I        1.77%         2.87%
                                          Class B        0.91%         1.48%

Municipal Bond Fund.................      Class A        1.46%         2.17%
                                          Class I        1.62%         2.41%
                                          Class B        0.77%         1.14%

Bond Fund...........................      Class A        1.98%
                                          Class I        2.16%
                                          Class B        1.30%

Government Income Fund..............      Class A        2.25%
                                          Class I        2.44%
                                          Class B        1.58%

Limited Term Bond Fund..............      Class A        0.69%
                                          Class I        0.82%
                                          Class B      (0.03%)

Tennessee Tax-Exempt Fund...........      Class A        1.35%         2.20%
                                          Class A        1.51%         2.46%
                                          Class B        0.66%         1.07%

         For the 30-day period ending July 31, 2003, the yield of the Equity Funds was:

FUND AND CLASS                                                     YIELD
--------------                                                     -----
CLASS I SHARES
--------------

   Value Fund........................................              0.96%
   Balanced Fund.....................................              1.02%
   Small Cap Fund....................................             (1.31%)

FUND AND CLASS                                                     YIELD
--------------                                                     -----
CLASS I SHARES
--------------
   Enhanced Market Fund..............................              0.86%
   Select Equity Fund................................              0.60%
   Mid Cap Fund......................................             (0.23%)
   Capital Growth Fund...............................             (0.38%)
   Large Cap Fund....................................             (0.02%)


CLASS A SHARES
--------------
   Value Fund........................................              0.83%
   Balanced Fund.....................................              0.86%
   Small Cap Fund....................................             (1.33%)
   Enhanced Market Fund..............................              0.73%
   Select Equity Fund................................              0.48%
   Mid Cap Fund......................................             (0.31%)
   Capital Growth Fund...............................             (0.45%)
   Large Cap Fund....................................             (0.11%)

CLASS B SHARES
   Value Fund........................................              0.11%
   Balanced Fund.....................................              0.17%
   Small Cap Fund....................................             (2.14%)
   Enhanced Market Fund..............................              0.02%
   Select Equity Fund................................             (0.26%)
   Mid Cap Fund......................................             (1.06%)
   Capital Growth Fund...............................             (1.22%)
   Large Cap Fund....................................             (0.86%)

CALCULATION OF TOTAL RETURN

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

Return Before Taxes
-------------------

         Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)n = ERV

         Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

         For the one-year and five-year periods ended July 31, 2003, average annual total return was as follows:

FUND AND CLASS                                       ONE-YEAR          FIVE-YEAR
--------------                                       --------          ---------

CLASS A SHARES
   Prime Money Market Fund.........................    0.63%             3.36%
   Tax-Exempt Money Market Fund....................    0.48%             1.99%
   Florida Tax-Exempt Fund.........................   (1.53%)            3.61%
   Bond Fund.......................................    0.81%             5.60%
   Limited Term Bond Fund..........................   (0.66%)            4.86%
   Government Income Fund..........................   (0.69%)            5.07%
   Municipal Bond..................................   (1.14%)            3.79%
   Tennessee Tax-Exempt Fund.......................   (1.79%)            3.05%
   Treasury Reserve Money Market Fund..............    0.56%             3.27%

 INSTITUTIONAL CLASS 1 SHARES
   Institutional Money Market Fund.................    1.19%

 INSTITUTIONAL CLASS 2 SHARES
   Institutional Money Market Fund.................    0.93%

INSTITUTIONAL CLASS 3 SHARES
   Institutional Money Market Fund.................    0.68%

CLASS B SHARES
   Prime Money Market Fund.........................    0.26%             2.61%
   Tennessee Tax-Exempt Fund.......................   (3.42%)            2.79%

CLASS I SHARES
   Tennessee Tax-Exempt Fund.......................    2.47%             4.07%
   Treasury Reserve Money Market Fund..............    0.71%             3.38%
   Prime Money Market Fund.........................    0.78%             3.49%
   Tax-Exempt Money Market Fund....................    0.62%             2.12%

         For the one-year and five-year periods ended July 31, 2003, average annual total return was as follows:

FUND AND CLASS                                        ONE-YEAR         FIVE-YEAR
--------------                                        --------         ---------

CLASS I SHARES
--------------
Select Equity Fund.................................    8.96%
Enhanced Market Fund...............................    8.71%
Value Fund.........................................    8.21%            (0.86%)
Balanced Fund......................................    8.49%             4.54%
Small Cap Fund.....................................    1.39%            (2.40%)
Capital Growth Fund................................   10.08%            (1.41%)
Large Cap Fund.....................................   10.65%             1.24%
Mid Cap Fund.......................................   11.26%
International Equity Fund..........................   11.73%            (3.86%)
Aggressive Growth Portfolio........................    9.97%
Growth Portfolio...................................    9.19%
Growth and Income Portfolio........................    8.32%
Moderate Growth and Income Portfolio...............    7.87%

CLASS A SHARES
--------------
Select Equity Fund.................................    2.78%
Enhanced Market Fund...............................    2.61%
Value Fund.........................................    2.10%            (2.14%)
Balanced Fund......................................    2.41%            3.15%
Small Cap Fund.....................................   (4.24%)           (3.70%)
Capital Growth Fund................................    3.92%            (2.70%)
Large Cap Fund.....................................    4.37%            0.00%
Mid Cap Fund.......................................    4.94%
International Equity Fund..........................    5.28%            (5.09%)
Aggressive Growth Portfolio........................    3.77%
Growth Portfolio...................................    3.20%
Growth and Income Portfolio........................    2.40%
Moderate Growth and Income Portfolio...............    1.91%

CLASS B SHARES
--------------
Select Equity Fund.................................    2.98%
Enhanced Market Fund...............................    2.79%
Florida Tax-Exempt Fund............................   (3.05%)            3.29%
Bond Fund..........................................   (0.68%)            5.30%
Limited Term Bond Fund.............................   (2.21%)            4.54%
Government Income Fund.............................   (2.29%)            4.72%
Municipal Bond Fund................................   (2.78%)            3.44%
Value Fund.........................................    2.17%            (2.01%)
Balanced Fund......................................    2.55%             3.30%
Small Cap Fund.....................................   (4.56%)           (3.67%)
Capital Growth Fund................................    4.13%            (2.51%)

FUND AND CLASS                                        ONE-YEAR         FIVE-YEAR
--------------                                        --------         ---------
Large Cap Fund.....................................    4.63%             0.07%
Mid Cap Fund.......................................    5.30%
International Equity Fund..........................    6.13%            (5.05%)
Aggressive Growth Portfolio........................    4.02%
Growth Portfolio...................................    3.39%
Growth and Income Portfolio........................    2.45%
Moderate Growth and Income Portfolio...............    2.02%

         For the period from commencement of operations through July 31, 2003, the average annual total return was as follows:

                                              COMMENCEMENT OF
                                             OPERATIONS THROUGH  COMMENCEMENT OF
FUND                                           JULY 31, 2003     OPERATIONS DATE
----                                           -------------     ---------------

CLASS I SHARES
--------------
Tennessee Tax Exempt Fund                          6.19%             03-Oct-97
Treasury Reserve Money Market Fund                 3.91%             03-Mar-94
Prime Money Market Fund.....................       4.76%              8-Aug-88
Tax-Exempt Money Market Fund................       2.72%             27-Jun-88
Florida Tax-Exempt Fund.....................       5.13%             02-Sep-97
Municipal Bond Fund.........................       5.83%             02-Sep-97
Bond Fund...................................       7.85%             02-Sep-97
Limited Term Bond Fund......................       6.65%             02-Sep-97
Government Income Fund......................       6.20%             02-Sep-97

CLASS A SHARES
--------------
Tennessee Tax-Exempt Fund                          5.95%             28-Mar-94
Treasury Reserve Money Market Fund                 3.81%             29-Mar-94
Prime Money Market Fund.....................       4.70%             01-Apr-96
Tax-Exempt Money Market Fund................       2.65%             01-Apr-96
Florida Tax-Exempt Fund.....................       4.54%             30-Sep-94
Municipal Bond Fund.........................       5.65%             01-Jul-97
Bond Fund...................................       7.49%             01-Dec-88
Limited Term Bond Fund......................       6.29%             01-Feb-88
Government Income Fund......................       5.68%             01-Oct-93

CLASS B SHARES
--------------
Bond Fund...................................       6.98%             02-Sep-97
Tennessee Tax-Exempt Fund...................       5.16%             24-Feb-98
Prime Money Market Fund.....................       2.65%             15-Jun-98

INSTITUTIONAL CLASS 1 SHARES
----------------------------
Institutional Money Market Fund                    3.87%             15-Sep-98

                                              COMMENCEMENT OF
                                             OPERATIONS THROUGH  COMMENCEMENT OF
FUND                                           JULY 31, 2003     OPERATIONS DATE
----                                           -------------     ---------------
INSTITUTIONAL CLASS 2 SHARES
----------------------------
Institutional Money Market Fund                    3.61%             19-Sep-99

INSTITUTIONAL CLASS 3 SHARES
----------------------------
Institutional Money Market Fund                    3.36%             22-Sep-99

         For the period from commencement of operations through July 31, 2003, the average annual total return was as follows:

                                                        COMMENCEMENT OF    COMMENCEMENT OF
                                                      OPERATIONS THROUGH     OPERATIONS
FUND                                                     JULY 31, 2003          DATE
----                                                     -------------          ----

CLASS I SHARES
--------------
Value Fund..............................................      9.64%             01-Dec-88
Balanced Fund...........................................      9.54%             19-Dec-91
Small Cap Fund..........................................     (3.81%)            02-Mar-98
Enhanced Market Fund....................................      1.69%             01-Sep-98
Select Equity Fund......................................      5.91%             01-Sep-98
Capital Growth Fund.....................................      9.44%             03-Oct-97
Large Cap Fund..........................................     10.68%             14-Dec-98
Mid Cap Fund............................................      1.06%             04-May-99
International Equity Fund...............................     (1.39%)            14-Dec-98
Aggressive Growth Portfolio.............................     (1.30%)            28-Jan-99
Growth Portfolio........................................     (0.47%)            01-Feb-99
Growth and Income Portfolio.............................      1.98%             08-Feb-99
Moderate Growth Income Portfolio........................      2.37%             10-Feb-99

CLASS A SHARES
--------------
Value Fund..............................................      9.14%             01-Dec-88
Balanced Fund...........................................      8.89%             19-Dec-91
Small Cap Fund..........................................     (4.96%)            02-Mar-98
Enhanced Market Fund....................................      0.37%             01-Sep-98
Select Equity Fund......................................      4.54%             01-Sep-98
Capital Growth Fund.....................................      9.15%             01-Apr-96
Large Cap Fund..........................................     10.06%             03-Aug-92
Mid Cap Fund............................................     (0.33%)            04-May-99
International Equity Fund...............................     (2.45%)            15-Aug-97
Aggressive Growth Portfolio.............................     (2.43%)            13-Jan-99
Growth Portfolio........................................     (1.72%)            11-Feb-99
Growth and Income Portfolio.............................     (0.02%)            08-Mar-99
Moderate Growth Income Portfolio........................      0.97%             09-Feb-99


                                              104

                                                           COMMENCEMENT OF    COMMENCEMENT OF
                                                         OPERATIONS THROUGH     OPERATIONS
FUND                                                        JULY 31, 2003          DATE
----                                                        -------------          ----

CLASS B SHARES
--------------
Value Fund..............................................         9.23%             01-Dec-88
Balanced Fund...........................................         8.48%             19-Dec-91
Small Cap Fund..........................................        (4.89%)            02-Mar-98
Enhanced Market Fund....................................         0.37%             01-Sep-90
Select Equity Fund......................................         4.64%             01-Sep-98
Capital Growth Fund.....................................         8.38%             05-Feb-98
Large Cap Fund..........................................         9.62%             15-Dec-98
Mid Cap Fund............................................        (0.31%)            04-May-99
International Equity Fund...............................        (2.41%)            02-Feb-99
Aggressive Growth Portfolio.............................        (2.41%)            27-Jan-99
Growth Portfolio........................................        (1.32%)            15-Feb-99
Growth and Income Portfolio.............................         0.44%             27-Jan-99
Moderate Growth Income Portfolio........................         0.84%             28-Jan-99
Limited Term Bond Fund..................................         5.61%             21-Jan-99
Government Income Fund..................................         5.16%             13-Mar-00
Municipal Bond Fund.....................................         4.79%              3-Feb-99
Florida Tax-Exempt Fund.................................         4.10%             16-Mar-99

RETURN AFTER TAXES ON DISTRIBUTIONS

         An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              D



                                                                                                        SINCE
                   FUND                        CLASS        1 YEAR          5 YEAR         10 YEAR    INCEPTION
                   ----                        -----        ------          ------         -------    ---------
Value Fund
Pre Liquidation with Load................    Class A         0.84%         (4.46%)         5.29%         7.20%
Value Fund
Pre Liquidation with Load................    Class B         1.05%         (6.72%)         5.53%         7.37%
Value Fund
Pre Liquidation..........................    Class I         6.80%         (3.27%)         5.94%         7.66%
Small Cap Fund
Pre Liquidation with Load.............. .    Class A        (4.24%)        (4.37%)                      (5.57%)
Small Cap Fund
Pre Liquidation with Load................    Class B        (4.56%)        (4.37%)                      (5.52%)


                                                      105

                                                                                                        SINCE
                   FUND                        CLASS        1 YEAR          5 YEAR         10 YEAR    INCEPTION
                   ----                        -----        ------          ------         -------    ---------
Small Cap Fund
Pre Liquidation..........................    Class I         1.39%         (3.08%)                      (4.42%)
Balanced Fund
Pre Liquidation with Load................    Class A         1.26%          0.58%          5.27%         6.47%
Balanced Fund
Pre Liquidation with Load................    Class B         1.63%          0.98%          5.14%         6.21%
Balanced Fund
Pre Liquidation..........................    Class I         6.95%          1.82%          5.92%         7.04%
Select Equity Fund
Pre Liquidation with Load................    Class A         2.61%                                       3.77%
Select Equity Fund
Pre Liquidation with Load................    Class B         2.91%                                       3.96%
Select Equity Fund
Pre Liquidation..........................    Class I         8.73%                                       5.10%
Enhanced Market Fund
Pre Liquidation with Load................    Class A         2.33%                                      (0.20%)
Enhanced Market Fund
Pre Liquidation with Load................    Class B         2.75%                                      (0.07%)
Enhanced Market Fund
Pre Liquidation..........................    Class I         8.35%                                       1.05%
Capital Growth Fund
Pre Liquidation with Load..................  Class A         3.92%         (4.70%)         6.36%         8.47%
Capital Growth Fund
Pre Liquidation with Load..................  Class B         4.13%         (4.59%)         6.36%         7.87%
Capital Growth Fund
Pre Liquidation............................  Class I        10.08%         (3.44%)         6.99%         8.75%
Large Cap Fund
Pre Liquidation with Load..................  Class A         3.46%         (1.76%)         9.18%         8.64%
Large Cap Fund
Pre Liquidation with Load..................  Class B         3.69%         (1.72%)         8.81%         8.21%
Large Cap Fund
Pre Liquidation............................  Class I         9.65%         (0.55%)         9.85%         9.24%
Mid Cap Fund
Pre Liquidation with Load..................  Class A         4.90%                                      (0.34%)
Mid Cap Fund
Pre Liquidation with Load..................  Class B         5.30%                                      (0.31%)
Mid Cap Fund
Pre Liquidation............................  Class I        11.19%                                       1.05%
International Equity Fund
Pre Liquidation with Load..................  Class A         5.25%         (5.36%)                      (2.69%)
International Equity Fund
Pre Liquidation with Load..................  Class B         6.13%         (5.29%)                      (2.62%)
International Equity Fund
Pre Liquidation............................  Class I        11.64%         (4.16%)                      (1.65%)


                                                   106

                                                                                                        SINCE
                   FUND                        CLASS        1 YEAR          5 YEAR         10 YEAR    INCEPTION
                   ----                        -----        ------          ------         -------    ---------
Aggressive Growth Portfolio
Pre Liquidation with Load..................  Class A         3.77%                                      (3.45%)
Aggressive Growth Portfolio
Pre Liquidation with Load..................  Class B         4.02%                                      (3.42%)
Aggressive Growth Portfolio
Pre Liquidation............................  Class I         9.97%                                      (2.35%)
Growth Portfolio
Pre Liquidation with Load..................  Class A         2.84%                                      (2.85%)
Growth Portfolio
Pre Liquidation with Load..................  Class B         3.28%                                      (2.27%)
Growth Portfolio
Pre Liquidation............................  Class I         8.80%                                      (1.64%)
Growth and Income Portfolio
Pre Liquidation with Load..................  Class A         1.80%                                      (1.26%)
Growth and Income Portfolio
Pre Liquidation with Load..................  Class B         2.09%                                      (0.57%)
Growth and Income Portfolio
Pre Liquidation............................  Class I         7.67%                                      (0.71%)
Moderate Growth and Income Portfolio
Pre Liquidation with Load..................  Class A         1.10%                                      (0.35%)
Moderate Growth and Income Portfolio
Pre Liquidation with Load..................  Class B         1.43%                                      (0.26%)
Moderate Growth and Income Portfolio
Pre Liquidation............................  Class I         6.99%                                       0.99%
Bond Fund
Pre Liquidation with Load..................  Class A        (1.09%)         3.37%          3.51%         5.00%
Bond Fund
Pre Liquidation with Load..................  Class B        (2.37%)         3.35%          3.31%         4.61%
Bond Fund
Pre Liquidation............................  Class I         3.16%          4.31%          3.98%         5.32%
Limited Term Bond Fund
Pre Liquidation with Load..................  Class A        (2.08%)         2.79%          2.81%         4.04%
Limited Term Bond Fund
Pre Liquidation with Load..................  Class B        (3.41%)         2.72%          2.45%         3.47%
Limited Term Bond Fund
Pre Liquidation............................  Class I         2.22%          3.72%          3.29%         4.37%
Government Income Fund
Pre Liquidation with Load..................  Class A        (2.43%)         2.93%                        3.30%
Government Income Fund
Pre Liquidation with Load..................  Class B        (3.81%)         2.76%                        2.89%


                                                      107

                                                                                                        SINCE
                   FUND                        CLASS        1 YEAR          5 YEAR         10 YEAR    INCEPTION
                   ----                        -----        ------          ------         -------    ---------
Government Income Fund
Pre Liquidation............................  Class I         1.75%          3.88%                        3.77%
Municipal Bond Fund
Pre Liquidation with Load..................  Class A        (1.20%)         3.71%          4.06%         5.63%
Municipal Bond Fund
Pre Liquidation with Load..................  Class B        (2.85%)         3.40%          3.59%         4.78%
Municipal Bond Fund
Pre Liquidation............................  Class I         3.14%          4.96%          4.85%         5.81%
Florida Tax-Exempt Fund
Pre Liquidation with Load..................  Class A        (1.53%)         3.58%                        4.50%
Florida Tax-Exempt Fund
Pre Liquidation with Load..................  Class B        (3.06%)         3.25%                        4.06%
Florida Tax-Exempt Fund
Pre Liquidation............................  Class I         2.72%          4.57%                        5.09%
Tennessee Tax-Exempt Fund
Pre Liquidation with Load..................  Class A        (1.79%)         3.01%          3.23%         5.94%
Tennessee Tax-Exempt Fund
Pre Liquidation with Load..................  Class B        (3.42%)         2.75%          2.79%         5.15%
Tennessee Tax-Exempt Fund
Pre Liquidation............................  Class I         2.47%          4.03%          3.76%         6.18%

Return After Taxes On Distributions and Sale of Fund Shares
-----------------------------------------------------------

         An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

                                                                                                   SINCE
                   FUND                        CLASS        1 YEAR       5 YEAR       10 YEAR    INCEPTION
                   ----                        -----        ------       ------       -------    ---------
Value Fund
Post Liquidation with Load.................    Class A
Value Fund
Post Liquidation with Load.................    Class B       1.95%       (2.08%)      5.95%        7.48%
Value Fund
Post Liquidation...........................    Class I       5.83%       (1.29%)      6.34%        7.76%
Small Cap Fund
Post Liquidation with Load.................    Class A      (2.76%)      (3.38%)                  (4.39%)
Small Cap Fund
Post Liquidation with Load.................    Class B      (2.97%)      (3.36%)                  (4.33%)
Small Cap Fund
Post Liquidation...........................    Class I       0.90%       (2.30%)                  (3.44%)


                                                      108

                                                                                                   SINCE
                   FUND                        CLASS        1 YEAR       5 YEAR       10 YEAR    INCEPTION
                   ----                        -----        ------       ------       -------    ---------
Balanced Fund
Post Liquidation with Load.................    Class A       1.67%        1.52%       5.44%        6.49%
Balanced Fund
Post Liquidation with Load.................    Class B       1.79%        1.83%       5.31%        6.24%
Balanced Fund
Post Liquidation...........................    Class I       5.36%        2.60%       6.05%        7.02%
Select Equity Fund
Post Liquidation with Load.................    Class A       1.79%                                 3.40%
Select Equity Fund
Post Liquidation with Load.................    Class B       1.93%                                 3.56%
Select Equity Fund
Post Liquidation...........................    Class I       5.80%                                 4.57%
Enhanced Market Fund
Post Liquidation with Load.................    Class A       1.67%                                 0.05%
Enhanced Market Fund
Post Liquidation with Load.................    Class B       1.81%                                 0.13%
Enhanced Market Fund
Post Liquidation...........................    Class I       5.62%                                 1.14%
Capital Growth Fund
Post Liquidation with Load...................  Class A       2.55%       (2.74%)      6.50%        8.26%
Capital Growth Fund
Post Liquidation with Load...................  Class B       2.68%       (2.56%)      6.37%        7.61%
Capital Growth Fund
Post Liquidation.............................  Class I       6.55%       (1.67%)      7.08%        8.53%
Large Cap Fund
Post Liquidation with Load...................  Class A       3.36%       (0.21%)      9.04%        8.51%
Large Cap Fund
Post Liquidation with Load...................  Class B       3.59%       (0.11%)      8.73%        8.13%
Large Cap Fund
Post Liquidation.............................  Class I       7.47%        0.83%       9.67%        9.07%
Mid Cap Fund
Post Liquidation with Load...................  Class A       3.21%                                (0.29%)
Mid Cap Fund
Post Liquidation with Load...................  Class B       3.44%                                (0.26%)
Mid Cap Fund
Post Liquidation.............................  Class I       7.31%                                 0.90%
International Equity Fund
Post Liquidation with Load...................  Class A       3.43%       (4.36%)                  (2.16%)
International Equity Fund
Post Liquidation with Load...................  Class B       3.98%       (4.30%)                  (2.11%)
International Equity Fund
Post Liquidation.............................  Class I       7.61%       (3.36%)                  (1.28%)
Aggressive Growth Portfolio
Post Liquidation with Load...................  Class A       2.45%                                (2.33%)


                                                      109

                                                                                                   SINCE
                   FUND                        CLASS        1 YEAR       5 YEAR       10 YEAR    INCEPTION
                   ----                        -----        ------       ------       -------    ---------
Aggressive Growth Portfolio
Post Liquidation with Load...................  Class B       2.62%                                (2.28%)
Aggressive Growth Portfolio
Post Liquidation.............................  Class I       6.48%                                (1.39%)
Growth Portfolio
Post Liquidation with Load...................  Class A       2.04%                                (2.00%)
Growth Portfolio
Post Liquidation with Load...................  Class B       2.19%                                (1.54%)
Growth Portfolio
Post Liquidation.............................  Class I       5.93%                                (0.96%)
Growth and Income Portfolio
Post Liquidation with Load...................  Class A       1.50%                                (0.62%)
Growth and Income Portfolio
Post Liquidation with Load...................  Class B       1.56%                                (0.09)
Growth and Income Portfolio
Post Liquidation.............................  Class I       5.35%                                 1.05%
Moderate Growth and Income Portfolio
Post Liquidation with Load...................  Class A       1.23%                                 0.12%
Moderate Growth and Income Portfolio
Post Liquidation with Load...................  Class B       1.32%                                 0.15%
Moderate Growth and Income Portfolio
Post Liquidation.............................  Class I       5.10%                                 1.28%
Bond Fund
Post Liquidation with Load...................  Class A       0.64%      3.41%         3.53%        4.93%
Bond Fund
Post Liquidation with Load...................  Class B      (0.31%)     3.33%         3.33%        4.57%
Bond Fund
Post Liquidation.............................  Class I       3.49%      4.23%         3.96%        5.23%
Limited Term Bond Fund
Post Liquidation with Load...................  Class A      (0.50%)     2.83%         2.87%        4.02%
Limited Term Bond Fund
Post Liquidation with Load...................  Class B      (1.50%)     2.72%         2.53%        3.50%
Limited Term Bond Fund
Post Liquidation.............................  Class I       2.36%      3.65%         3.29%        4.32%
Government Income Fund
Post Liquidation with Load...................  Class A      (0.31%)     3.00%                      3.32%
Government Income Fund
Post Liquidation with Load...................  Class B      (1.32%)     2.81%                      2.96%
Government Income Fund
Post Liquidation.............................  Class I       2.50%      3.83%                      3.76%


                                                      110

                                                                                                   SINCE
                   FUND                        CLASS        1 YEAR      5 YEAR        10 YEAR    INCEPTION
                   ----                        -----        ------      ------        -------    ---------
Municipal Bond Fund
Post Liquidation with Load...................  Class A       0.40%      3.75%         3.89%        5.30%
Municipal Bond Fund
Post Liquidation with Load...................  Class B      (0.89%)     3.33%         3.32%        4.43%
Municipal Bond Fund
Post Liquidation.............................  Class I       3.33%      4.63%         4.36%        5.47%
Florida Tax-Exempt Fund
Post Liquidation with Load...................  Class A       0.17%      3.61%                      4.45%
Florida Tax-Exempt Fund
Post Liquidation with Load...................  Class B      (1.04%)     3.26%                      4.03%
Florida Tax-Exempt Fund
Post Liquidation.............................  Class I       3.03%      4.50%                      4.99%
Tennessee Tax-Exempt Fund
Post Liquidation with Load...................  Class A      (0.25%)     3.05%         3,25%        5.61%
Tennessee Tax-Exempt Fund
Post Liquidation with Load...................  Class B      (1.54%)     2.73%         2,62%        4.75%
Tennessee Tax-Exempt Fund
Post Liquidation.............................  Class I       2.62%      3.96%         3.73%        5.85%

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return of for a stated period of time. Yield and performance are functions of a quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Financial Institutions for cash management services will reduce a Fund's effective yield to Shareholders.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the Board to issue an unlimited number of Shares, which are units of beneficial interest. The Trust's Declaration of Trust authorizes the Board to divide or redivide any unissued Shares of the Trust into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Board have determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, (iii) when pertaining to the Shareholder Servicing Plan, and (iv) when pertaining to the Distribution Plan. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees.

SHAREHOLDER LIABILITY

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         As used in this SAI, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of Shares in that Group, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Board. The Board may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board and will be in accordance with generally accepted accounting principles. Determinations by the Board as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

PROXY VOTING POLICY

         On June 18, 2003, the Board adopted a Proxy Voting Policy for the Trust with respect to voting proxies relating to portfolio securities held by the Funds. The Board has delegated to the Advisor, who may in turn delegate such responsibility to a Sub-Advisor, (each the "Delegate") the responsibility to vote proxies related to the securities held in the portfolios of the Funds. Under this authority, the Delegate is required to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Trust's Proxy Voting Policy requires that the annually Board review the policies, procedures and other guidelines for voting proxies (collectively "Proxy Policies") for each Delegate. The Trust's Proxy Voting Policy also requires each Delegate to report annually with respect to all proxies it has received for action. The report will show all proxies voted in a manner inconsistent with the Delegates Proxy Policies or not voted. With respect to proxies identified as involving a conflict of interest, the Delegate will submit a report indicating the nature of the conflict how it was resolved.

         The Delegates have implemented written Proxy Policies that describe how the Delegate will vote proxies relating to certain proposals. The Proxy Policies are designed to reasonably ensure that proxies are voted prudently and in the best interest of their advisory clients for whom they have voting authority, including the Funds, as appropriate. The Proxy Policies also describe how the Delegates will address any conflicts that may arise between their interests and those of their clients with respect to proxy voting. The Proxy Policies ensure that each Delegate will maintain records relating to the voting of proxies. Each Delegate retains final authority and fiduciary responsibility for proxy voting.

         Beginning September 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

         In an effort to reduce the cost associated with the printing and mailing of Fund prospectuses and annual reports as well as reduce the likelihood of Fund shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If a shareholder wishes to receive separate copies of the Funds' Prospectuses and shareholder reports, he or she should call 1-800-451-8382. The Funds will begin delivering individual copies thirty days after receiving such a request.

REGISTRATION STATEMENT

         This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

         Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

         The financial information appearing in the Prospectuses under "Financial Highlights" has been derived from financial statements of the Trust incorporated by reference into this SAI which have been audited by Ernst & Young LLP, independent auditors for the Trust, or other independent auditors, as set forth in Ernst & Young LLP's report incorporated by reference herein.

CONTROL PERSONS

         As of November 17, 2003, the trustees and officers of the Trust, as a group, owned less than 1% of the Class I Shares, of the Class A Shares and of the Class B Shares of any of the AmSouth Funds. The information in the following table shows, to the best of the knowledge of AmSouth Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class as of November 17, 2003. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to control that Fund under the 1940 Act.

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

AMSOUTH BALANCED FUND

CLASS A SHARES
--------------

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK FBO BCBS ALABAMA
PO BOX 105779
ATLANTA  GA  30348                                              60.98%

NFSC FEBO   010-014621
215 GRACE LN
TONEY  AL  35773                                                28.51%

BISYS RETIREMENT SERVICES FBO
FLORIDA DENTAL CENTERS 401 K  RETIR
SUITE 300
DENVER  CO  80202                                                8.73%

CLASS B SHARES
--------------

NFSC FEBO   010-722545
NATALIE K MILLER TRUST
1400 MARGUERITE AVE
U A 10 01 99
ANNISTON  AL  36201                                             97.19%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           52.67%

BISYS RETIREMENT SERVICES FBO
TRINITY PRESBYTERIAN SCHOOL MPP
SUITE 300
DENVER  CO  80202                                               41.79%

AMVESCAP NATIONAL TRUST COMPANY
AS AGENT FOR AMSOUTH BANK
PO BOX 105779
ATLANTA  GA  30348                                               5.52%

AMSOUTH BOND FUND

CLASS A SHARES
--------------

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK FBO RUSSELL LANDS
PO BOX 105779
ATLANTA  GA  30348                                              35.68%

BISYS RETIREMENT SERVICES FBO
ANCHOR ELECTRIC  INC  401K PLAN
SUITE 300
DENVER  CO  80202                                               29.07%

NFSC FEBO 010-770094
NFSC FMTC IRA ROLLOVER
525 STONEY BROOK DRIVE
JACKSONVILLE  AL  36265                                         17.65%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                            9.33%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

CLASS B SHARES
--------------

NFSC FEBO   FC1-639710
JEROME JOHNSON
766 FLYNN
MEMPHIS  TN  38109                                              96.71%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           90.37%
AMSOUTH CAPITAL GROWTH FUND

CLASS A SHARES
--------------

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK FBO AMSOUTH THRIFT PLAN
PO BOX 105779
ATLANTA  GA  30348                                              34.98%

NFSC FEBO   FR1-369853
NFSC FMTC IRA ROLLOVER
3903 CALDERWOOD DRIVE
SHREVEPORT  LA  71119                                           26.00%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           24.03%

BISYS RETIREMENT SERVICES FBO
GREATER DICKSON GAS AUTHORITY MP PE
SUITE 300
DENVER  CO  80202                                                9.09%

CLASS B SHARES
--------------

NFSC FEBO   FR2-001791
NFS FMTC IRA
3488 ARMSTRONG VALLEY ROAD
MURFREESBORO  TN  37128                                         92.02%
CLASS I SHARES

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           89.02%
AMSOUTH ENHANCED MARKET FUND

CLASS A SHARES
--------------

AMVESCAP NATL TR CO AS AGENT FOB AM
BANK FBO ADVANTAGE MAYER 401 K PLAN
PO BOX 105779
ATLANTA  GA  30348                                              50.11%

NFSC FEBO 010-454630
NFSC FMTC ROTH IRA
2216 TURNER S MILL ROAD
TALLADEGA  AL  35160                                            36.84%

BISYS RETIREMENT SERVICES FBO
SMCI 401 K  PROFIT SHARING PLAN
SUITE 300
DENVER  CO  80202                                                9.14%

CLASS B SHARES
--------------

NFSC FEBO 09G-396036
HAROLD D BASSETT AND
3408 BLOWING OAK STREET
VALRICO  FL  33594                                              96.81%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           77.85%

AMSOUTH GROWTH & INCOME PORTFOLIO
3435 STELZER RD
ATTN  FUND ACCOUNTING
COLUMBUS  OH  43219                                              9.55%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

AMSOUTH AGGRESSIVE GROWTH PORTFOLIO
3435 STELZER RD
ATTN  FUND ACCOUNTING
COLUMBUS  OH  43219                                              5.45%
AMSOUTH FLORIDA TAX-EXEMPT MONEY MARKET FUND

CLASS A SHARES
--------------

NFSC FEBO 09G-126276
MR. SEBASTIAN INZANA
11461 ROYAL DR
BROOKSVILLE  FL  34601                                          92.13%

A.G. EDWARDS SONS INC FBO
ROBERT G PACKARD
ONE NORTH JEFFERSON
A C  289-292306
ST LOUIS  MO  631032287                                          5.80%

CLASS B SHARES
--------------

NFSC FEBO   09G-373753
JAMES N BUSCH TTEE
29 GREEN RIDGE
U A 3 12 90
EGLIN  IL  60120                                                89.56%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                            6.56%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                          100.00%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

AMSOUTH GOVERNMENT INCOME FUND

CLASS A SHARES
--------------

NFSC FEBO   010-723851
NFSC FMTC IRA
19946 HIAWATHA RD
ODESSA  FL  33556                                               44.27%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           21.49%

BISYS RETIREMENT SERVICES FBO
LANDMARK  INC  PAYROLL SAVINGS PLAN
SUITE 300
DENVER  CO  80202                                               17.28%

AMVESCAP NATL TR CO AS CUSTODIAN FO
ASSOCIATES FOR UROLOGY CARE OF OCAL
PO BOX 105799
ATLANTA  GA  30348                                              11.13%

CLASS B SHARES
--------------

NFSC FEBO   09G-545619
JOSE L GALLASTEGUI MD
2233 DONATO DRIVE
BELLEAIR BEACH  FL  33786                                       99.66%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           85.86%

AMSOUTH GROWTH & INCOME PORTFOLIO
3435 STELZER RD
ATTN  FUND ACCOUNTING
COLUMBUS  OH  43219                                              5.05%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

AMSOUTH STRATEGIC PORTFOLIOS: GROWTH & INCOME PORTFOLIO

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           60.19%

BISYS RETIREMENT SERVICES FBO
B J FLOOR SERVICE  INC  401 K  PLAN
SUITE 300
DENVER  CO  80202                                               39.05%

CLASS A SHARES
--------------

BISYS RETIREMENT SERVICES FBO
WAVE LENGTHS  LTD 401 K  PLAN
SUITE 300
DENVER  CO  80202                                               64.58%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK FBO GALBRAITH LABS INC
PO BOX 105779
ATLANTA  GA  30348                                              22.87%

NFSC FEBO   FR1-547760
NFS FMTC IRA
1064 WESTSIDE ROAD
ASHLAND CITY  TN  37015                                         11.88%

CLASS B SHARES
--------------

NFSC FEBO   FC2-054453
TROY LEE KING
10107 LOCUST FORK ROAD
PRIMM SPRINGS  TN  38476                                        98.16%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

AMSOUTH STRATEGIC PORTFOLIOS:GROWTH PORTFOLIO

CLASS A SHARES
--------------

BISYS RETIREMENT SERVICES FBO
MISSISSIPPI BLOOD SERVICES 401 K  P
SUITE 300
DENVER  CO  80202                                               42.90%

NFSC FEBO   FC1-969214
ETHAN J FUSSELL
334 COWAN ROAD
DICKSON  TN  37055                                              31.74%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK FBO MEMPHIS-SHELBY COUNTY AIRP
PO BOX 105779
CONTRIBUTION PLAN
ATLANTA  GA  30348                                              24.18%

CLASS B SHARES
--------------

NFSC FEBO GR1-174963
NFSC FMTC IRA ROLLOVER
3318 LAMPTON AVENUE
JACKSON  MS  39213                                              99.92%

CLASS I SHARES
--------------

BISYS RETIREMENT SERVICES FBO
KILPATRICK COMPANY RETIREMENT SAVING
SUITE 300
DENVER  CO  80202                                               54.75%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           29.96%

AMSOUTH BANK
COOK YANCEY KING  GALLOWAY
PO BOX 12365
BIRMINGHAM  AL  35202                                           15.29%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

AMSOUTH INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND

INSTITUTIONAL CLASS I SHARES
----------------------------

KENNEBURT & COMPANY
P O BOX 11426 CSTDY UNIT
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM  AL  352021426                                       85.20%

AMSOUTH STABLE PRINCIPAL
3435 STELZER RD
ATTN DENNIS BECK
COLUMBUS  OH  43219                                             14.78%

INSTITUTIONAL CLASS II SHARES
-----------------------------

AMSOUTH BANK
PO BOX 11301
ATTN ROBBIE HASSELL
BIRMINGHAM  AL  35202                                          100.00%

INSTITUTIONAL CLASS III SHARES
------------------------------

AMSOUTH BANK
PO BOX 11301
ATTN ROBBIE HASSELL
BIRMINGHAM  AL  35202                                          100.00%

AMSOUTH INTERNATIONAL EQUITY FUND

CLASS A SHARES
--------------

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK FBO AMSOUTH THRIFT PLAN
PO BOX 105779
ATLANTA  GA  30348                                              67.17%

NFSC FEBO  010-919900
SEABORNE W GUEST
2413 NOCCALULA ROAD
GADSDEN  AL  35904                                              18.39%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

CLASS B SHARES
--------------

NFSC FEBO 010-767131
NFSC FMTC IRA
10734 WALL TRIANA
TONEY  AL  35773                                                96.31%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           95.17%
AMSOUTH LARGE-CAP FUND

CLASS A SHARES
--------------

NFSC FEBO 910-110486
MUTUAL FUNDS NON FIDELITY
200 LIBERTY STREET
4TH FLOOR
NY  NY  10281                                                   35.40%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK FBO AMSOUTH THRIFT PLAN
PO BOX 105779
ATLANTA  GA  30348                                              32.36%

BISYS RETIREMENT SERVICES FBO
NATIONAL BANK OF DAINGERFIELD PS PL
SUITE 300
DENVER  CO  80202                                               15.00%

CLASS B SHARES
--------------

NFSC FEBO FR2-039284
NFSC FMTC ROTH IRA
635 SOUTH TUNNEL ROAD
GALLATIN  TN  37066                                             95.38%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           87.86%

BISYS RETIREMENT SERVICES FBO
SOUTHERN INSURANCE AGENCY INC  401
SUITE 300
DENVER  CO  80202                                                5.71%

AMSOUTH LIMITED TERM BOND FUND

CLASS B SHARES
--------------

NFSC FEBO FC1-104426
NORMA I HADEN
272 SAILBOAT DR
NASHVILLE  TN  37217                                            98.15%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           88.26%

AMSOUTH GROWTH & INCOME PORTFOLIO
3435 STELZER RD
ATTN  FUND ACCOUNTING
COLUMBUS  OH  43219                                              5.59%

CLASS A SHARES
--------------

NFSC FEBO FR2-006343
NFSC FMTC ROTH IRA
4513 HOSEA LANE
KNOXVILLE  TN  37938                                            56.54%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           18.06%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK FBO MEMPHIS-SHELBY COUNTY AIRP
PO BOX 105779
CONTRIBUTION PLAN
ATLANTA  GA  30348                                              13.81%

BISYS RETIREMENT SERVICES FBO
THE TRADES PUBLISHING CO  INC P S
SUITE 300
DENVER  CO  80202                                                6.68%

AMSOUTH MID CAP FUND

CLASS A SHARES
--------------

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK FBO
PO BOX 105779
PROFIT SHARING PLAN
ATLANTA  GA  30348                                              53.71%

NFSC FEBO  010-329886
AMSOUTH BANK CUST
220 NARROWS REACH
BIRMINGHAM  AL  35242                                           37.55%

CLASS B SHARES
--------------

NFSC FEBO 010-565288
ALFRED HABEEB JR CUST
4304 FAIR OAKS DR
BIRMINGHAM  AL  35213                                           84.65%

MAC & CO A/C 10114914150
MELLON PRIVATE WEALTH MANAGEMENT
PO BOX 534005
PITTSBURGH  PA  152534005                                        5.47%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           89.52%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

AMSOUTH STRATEGIC PORTFOLIOS:  MODERATE GROWTH & INCOME PORTFOLIO

CLASS A SHARES
--------------

BISYS RETIREMENT SERVICES FBO
LARRY K  BROADWELL MD AMC PROFIT SH
SUITE 300
DENVER  CO  80202                                               63.87%

NFSC FEBO  FSR-199567
NFS FMTC IRA
285 NATURE VIEW COURT
FT MYERS  FL  33931                                             20.70%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK FBO GALBRAITH LABS INC
PO BOX 105779
ATLANTA  GA  30348                                              11.98%

CLASS B SHARES
--------------

NFSC FEBO  FR1-966550
NFS FMTC IRA
204 SOUTH DOUGLAS
ROCKWOOD  TN  37854                                            100.00%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           65.77%

BISYS RETIREMENT SERVICES FBO
KILPATRICK COMPANY RETIREMENT SAVING
SUITE 300
DENVER  CO  80202                                               34.23%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

AMSOUTH MUNICIPAL BOND FUND

CLASS A SHARES
--------------

NFSC FEBO GC1-543470
LOIS KILGORE
1378 KILGORE DRIVE
STARKVILLE  MS  39759                                           75.33%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                            6.95%

STERNE AGEE LEACH INC
A C 2432-0915
813 SHADES CREEK PARKWAY
BIRMINGHAM  AL  35209                                            5.14%

CLASS B SHARES
--------------

NFSC FEBO FC1-089877
MILDRED EVELYN PIPER CONS
102 MORTON MILL CIR
NASHVILLE  TN  37221                                            96.28%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           97.50%

AMSOUTH PRIME MONEY MARKET FUND

CLASS B SHARES
--------------

NFSC FEBO  FR1-090190
NFSC FMTC IRA
P O BOX 69
SWEETWATER  TN  37874                                           90.50%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

CLASS A SHARES
--------------

NATIONAL FINANCIAL SERVICES CORP
THE BENEFIT OF OUR CUSTOMERS
PO BOX 3908
CHURCH STREET STATION
NEW YORK  NY  100083908                                         86.93%

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK  FBO BCBS ALABAMA
PO BOX 105779
ATLANTA  GA  30348                                               8.03%

CLASS I SHARES
--------------

KENNEBURT & COMPANY
P O BOX 11426 CSTDY UNIT
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM  AL  352021426                                       78.69%

BISYS RETIREMENT SERVICES FBO
MILLER  COMPANY  INC  401 K  SAVING
SUITE 300
DENVER  CO  80202                                                5.25%

AMSOUTH SELECT EQUITY FUND

CLASS A SHARES
--------------

NFSC FEBO  09G-511072
LAURA GRACE WILSON CUST
5434 TIVOLI TERRACE
C O ROBERT J EDWARDS
DESTIN  FL  32550                                               88.67%

CLASS B SHARES
--------------

NFSC FEBO    FC1-980986
PAULETTA BRAWNER CUST
200 ROCKY MOUND ROAD
WESTMORELAND  TN  37186                                         96.02%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           76.31%

AMSOUTH GROWTH & INCOME PORTFOLIO
3435 STELZER RD
ATTN  FUND ACCOUNTING
COLUMBUS  OH  43219                                             10.21%

AMSOUTH AGGRESSIVE GROWTH PORTFOLIO
3435 STELZER RD
ATTN  FUND ACCOUNTING
COLUMBUS  OH  43219                                              5.83%

AMSOUTH SMALL CAP FUND

CLASS A SHARES
--------------

NFSC FEBO GC1-208507
ROSE MARY BURGE
726 LENNOX
JACKSON  MS  39211                                              50.39%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           15.53%

BISYS RETIREMENT SERVICES FBO
SMCI 401 K PROFIT SHARING PLAN
SUITE 300
DENVER  CO  80202                                               13.08%

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK FBO
PO BOX 105779
AND ASSOCIATES INC  401K PLAN
ATLANTA  GA  30348                                               8.26%

CLASS B SHARES
--------------

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

NFSC FEBO    FSR-171557
NFS FMTC IRA
1111 W CASS STREET
TAMPA  FL  33606                                                95.47%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           90.72%

AMSOUTH STRATEGIC PORTFOLIOS:  AGGRESSIVE GROWTH PORTFOLIO

CLASS I SHARES
--------------

BISYS RETIREMENT SERVICES FBO
SERVICES GROUP  INC   SAVINGS PLAN
SUITE 300
DENVER  CO  80202                                               67.48%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           30.65%

CLASS A SHARES
--------------

BISYS RETIREMENT SERVICES FBO
COUNTS CONSTRUCTION CO INC  EE SA
SUITE 300
DENVER  CO  80202                                               52.36%

AMVESCAP NATL TR CO AS AGENT FOR AM
BANK FBO CASH   SONS LP GAS COMPANY
PO BOX 105779
ATLANTA  GA  30348                                              26.83%

NFSC FEBO    FR1-984604
NFS FMTC IRA
7115 OLD CLARKSVILLE PIKE
JOELTON  TN  37080                                              19.63%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

CLASS B SHARES
--------------

NFSC FEBO    010-627950
NFS FMTC IRA
P O  BOX 221
RIVERVIEW  FL  33568                                            99.27%

AMSOUTH TAX EXEMPT MONEY MARKET FUND

CLASS A SHARES
--------------

NATIONAL FINANCIAL SERVICES CORP
THE BENEFIT OF OUR CUSTOMERS
PO BOX 3908
CHURCH STREET STATION
MANHATTAN  NY  100083908                                        95.94%

CLASS I SHARES
--------------

KENNEBURT & COMPANY
P O BOX 11426 CSTDY UNIT
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM  AL  352021426                                       92.21%

AMSOUTH MUNICIPAL BOND FUND
PO BOX 12365
BIRMINGHAM  AL  35202                                            5.59%
AMSOUTH TENNESSEE TAX-EXEMPT MONEY MARKET FUND

CLASS A SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           49.26%

NFSC FEBO FC1-031518
MRS. SUSAN T DERRYBERRY
2322 HIGHWAY 231 NORTH
SHELBYVILLE  TN  37160                                          40.11%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

FABCO
FBO TUA I WALTON CUNNINGHAM  J
PO BOX 105870 CTR 3144
ATLANTA  GA  30348                                               6.62%

CLASS B SHARES
--------------

NFSC FEBO FC2-038075
ELSIE B KENNEDY
1603 PORTER RD
NASHVILLE  TN  37206                                            96.02%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           99.54%

AMSOUTH TREASURY RESERVE MONEY MARKET FUND

CLASS A SHARES
--------------

HARE & CO
111 SANDERS CREEK PKY
ATTN STIF/MASTER NOTE
E SYRACUSE  NY  13057                                           69.82%

KENNEBERT & CO
PO BOX 11426 PROPRIETARY FUNDS
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM  AL  352021426                                       12.13%

NATIONAL FINANCIAL SERVICES CORP
EXCLUSIVE BENEFIT OF OUR CUSTOMERS
PO BOX 3908
CHURCH STREET STATION
NEW YORK  NY  100083908                                         10.04%

BISYS RETIREMENT SERVICES FBO
CHARLES   VINZANT CONSTRUCTION CO
SUITE 300
DENVER  CO  80202                                                7.96%

                                                        PERCENT OF RECORD
NAME AND ADDRESS                                            OWNERSHIP
----------------                                            ---------

CLASS I SHARES
--------------

KENNEBERT & CO
PO BOX 11426 PROPRIETARY FUNDS
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM  AL  352021426                                       80.85%

BISYS RETIREMENT SERVICES FBO
TUPELO LUMBER CO  401 K  PLAN
SUITE 300
DENVER  CO  80202                                               18.41%

AMSOUTH VALUE FUND

CLASS A SHARES
--------------

AMVESCAP NATIONAL TRUST CO AS AGENT
FOR AMSOUTH BANK  FBO BCBS ALABAMA
PO BOX 105779
ATLANTA  GA  30348                                              55.18%

NFSC FEBO 010-747785
ARLENE S LAWRENCE
951 PINE HILL ROAD
BIRMINGHAM  AL  35235                                           33.21%

CLASS B SHARES
--------------

NFSC FEBO  FC1-324400
LELAR H BROOKS
165 MCCORMACK DR
RIDGELAND  MS  39157                                            94.98%

CLASS I SHARES
--------------

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
P O BOX 12365
BIRMINGHAM  AL  35202                                           87.64%

BISYS RETIREMENT SERVICES FBO
AAFI 401 K  PLAN
SUITE 300
DENVER  CO  80202                                                7.27%

                                    APPENDIX

         The nationally recognized statistical ratings organizations ("NRSROs") that the Funds may utilize with regard to portfolio investments include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), Fitch Ratings ("Fitch"), and Thomson Bank Watch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that the Funds may utilize and the description of each NRSRO's ratings are as of the date of this SAI and may subsequently change.

         LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa            Bonds  which are rated Aaa are judged to be of the best  quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba             Bonds which are rated Ba are judged to have speculative elements;
               their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification);

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB          An obligation rated 'BBB' exhibits adequate protection  parameters.
             However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Description of the three highest long-term debt ratings by Fitch IBCA;

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

             o   Leading market positions in well-established industries

             o   High rates of return on funds employed

             o Conservative capitalization structure with moderate reliance on debt and ample asset protection

             o Broad margins in earnings coverage of fixed financial charges and high internal cash generation

             o Well-established access to a range of financial markets and assured sources of alternate liquidity

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is
             maintained.   Prime-3   Issuers   rated

Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.
F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 -- The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 -- The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                  AmSouth Funds
                            Part C: Other Information

Item 23. Exhibits
-----------------

(a) Amended and Restated Declaration of Trust of the Registrant, dated as of March 19, 2003.(11)

(b)  (1)     Bylaws of the Registrant.(7)

     (2)     Amendment No. 1 to the Registrant's Bylaws.(7)

(c) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII and IX of the Registrant's Amended and Restated Declaration of Trust and Articles 9 and 11 of the Registrant's Bylaws.

(d)  (1)     Amended and Restated Investment Advisory Agreement dated as of
     October 1, 2003 between the Registrant and AmSouth Asset Management Inc. (filed herewith).

     (2) Amended and Restated Sub-Advisory Agreement dated as of October 1, 2003 between AmSouth Asset Management, Inc. and Sawgrass Asset Management, LLC with respect to AmSouth Small Cap Fund (filed herewith).

     (3) Amended and Restated Sub-Advisory Agreement dated as of October 1, 2003 between AmSouth Asset Management, Inc. and OakBrook Investments, LLC with respect to AmSouth Select Equity Fund and AmSouth Enhanced Market Fund (filed herewith).

     (4) Amended and Restated Sub-Advisory Agreement dated as of October 1, 2003 between AmSouth Asset Management, Inc. and OakBrook Investments, LLC with respect to AmSouth Mid Cap Fund (filed herewith).

     (5) Amended and Restated Sub-Advisory Agreement dated as of October 1, 2003 between AmSouth Asset Management, Inc. and Dimensional Fund Advisors Inc. with respect to AmSouth International Equity Fund (filed herewith).

(e)  (1)     Distribution Agreement dated as of July 16, 1997 between the
             Registrant and BISYS Fund Services Limited Partnership.(3)

             (a) Amended Schedules A, B, C and D dated November 23, 1999 to the Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership.(4)

             (b) Amendment to Distribution Agreement dated June 27, 2001 between the Registrant and BISYS Fund Services Limited Partnership.(9)

     (2) Dealer Agreement between The Winsbury Company and AmSouth Investment Services, Inc.(8)

     (3) Dealer Agreement between The Winsbury Company and National Financial Services Corporation.(8)

     (4)     Dealer Agreement between The Winsbury Company and AmSouth Bank
             N.A.(8)

(f) Copies of all bonus, profit sharing, pension or other similar contracts - none.

(g)  (1)     (a)      Custody Agreement dated as of April 17, 1997 between the
                      Registrant and AmSouth Bank.(2)

             (b) Amended Schedule A dated December 18, 2001 to the Custody Agreement between Registrant and AmSouth Bank.(9)

     (2) Custody Agreement dated November 19, 2002 between AmSouth Funds and The Bank of New York with respect to AmSouth International Equity Fund.(10)

     (3) Foreign Custody Manager Agreement dated November 19, 2002 between AmSouth Funds and The Bank of New York with respect to AmSouth International Equity Fund.(10)

(h)  (1)     Management and Administration Agreement dated as of January 1,
             2001 between the Registrant and ASO Services Company, Inc.(10)

             (a) Amendment dated June 27, 2001 to the Management and Administration Agreement.(9)

     (2) Sub-Administration Agreement dated January 1, 2001 between ASO Services Company, Inc. and BISYS Fund Services Ohio, Inc.(10)

             (a) Amendment dated June 27, 2001 to the Sub-Administration Agreement.(9)

     (3) Sub-Administration Agreement dated January 1, 2001 between ASO Services Company, Inc. and AmSouth Bank.(10)

             (a) Amendment dated June 27, 2001 to the Sub-Administration Agreement.(9)

     (4) Transfer Agency Agreement dated January 1, 2001 between the Registrant and BISYS Fund Services Ohio, Inc.(10)

             (a) Amendment dated June 27, 2001 to the Transfer Agency Agreement.(9)

             (b) First Amendment dated July 24, 2002 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc.(10)

             (c) Form of Second Amendment dated July 24, 2002 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (filed herewith).

     (5) Fund Accounting Agreement dated January 1, 2001 between the Registrant and ASO Services Company, Inc.(10)

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the shares being registered (filed herewith).

(j)  Consent of Ernst & Young LLP. (filed herewith).

(k)  Omitted financial statements - none

(l)  (1)     Purchase Agreement dated July 29, 1988 between the Registrant and
             Winsbury Associates.(10)

     (2) Purchase Agreement between the Registrant and Winsbury Associates dated October 31, 1991.(10)

     (3) Purchase Agreement dated September 30, 1993 between the Registrant and Winsbury Associates with respect to the Alabama Tax-Free Fund and the Government Income Fund.(10)

     (4) Purchase Agreement between Registrant and Winsbury Services Corporation with respect to the Florida Tax-Free Fund.(10)

(m)  (1)     Shareholder Servicing Plan dated March 20, 1996 as amended
             November 23, 1999.(9)

     (2) Form of Amended Schedule I dated October 4, 2000 to the Shareholder Servicing Plan.(5)

     (3) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995.(1)

     (4) Distribution and Shareholder Services Plan dated March 12, 1997 as amended and restated on September 23, 2003 (to be filed)

(n) Multiple Class Plan for AmSouth Funds adopted by the Board of Trustees on December 6, 1995, as amended and restated as of November 23, 1999 and as amended on December 17, 2002 (filed herewith).

(p)  (1)     AmSouth Funds' Code of Ethics(4)



     (2)     BISYS Fund Services' Code of Ethics(4)

     (3)     Sawgrass Asset Management, LLC's Code of Ethics(5)

     (4)     OakBrook Investments, LLC's Code of Ethics(5)

     (5) AmSouth Assets Management, Inc.'s (formerly named Five Points Capital Advisors, Inc.) Code of Ethics(6)

     (6)     Dimensional Fund Advisors Inc.'s Code of Ethics(10)

--------------------------------------

1. Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 31, 1996.

2. Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 3, 1997.

3. Incorporated by reference from the Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 1997.

4. Incorporated by reference from the Registrant's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 13, 2000.

5. Incorporated by reference from the Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 29, 2000.

6. Incorporated by reference from the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2001.

7. Incorporated by reference from the Registrant's Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on March 22, 2002.

8. Incorporated by reference from the Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on June 24, 2002.

9. Incorporated by reference from the Registrant's Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A, Registration No. 33-21660, filed with the Securities and Exchange Commission on October 1, 2002.

10. Incorporated by reference from the Registrant's Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A, Registration No. 33-21660, filed with the Securities and Exchange Commission on November 27, 2002.

11. Incorporated by reference from the Registrant's Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, Registration No. 33-21660, filed with the Securities and Exchange Commission on October 1, 2003.
--------------------------------------

Item 24.  Persons Controlled by or Under Common Control with Registrant
-----------------------------------------------------------------------

As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrants' Value Fund, Capital Growth Fund, Large Cap Fund, Mid Cap Fund, Small Cap Fund, Balanced Fund, Select Equity Fund, Enhanced Market Fund, International Equity Fund, Strategic
Portfolios: Aggressive Growth Portfolio, Strategic Portfolios: Growth Portfolio, Strategic Portfolios: Growth and Income Portfolio, Strategic Portfolios:
Moderate Growth and Income Portfolio, Bond Fund, Limited Term Bond Fund, Government Income Fund, Municipal Bond Fund, Florida Tax-Exempt Fund, Tennessee Tax-Exempt Fund, Prime Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Treasury Reserve Money Market Fund and Institutional Prime Obligations Money Market Fund.

Item 25.  Indemnification
-------------------------

Article VIII, Sections 1 and 2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

                            Trustees, Officers, etc.
                            ------------------------

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                               Compromise Payment
                               ------------------

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person on any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Indemnification for the Registrant's principal underwriter is provided for in the Distribution Agreement filed as Exhibit (e) (1) hereto.

In addition, the Registrant maintains a directors and officers liability insurance policy with a maximum coverage of $15,000,000.

Item 26.  Business and Other Connections of the Investment Advisor
------------------------------------------------------------------

AmSouth Asset Management, Inc.
------------------------------

AmSouth Asset Management, Inc. ("AAMI"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the investment advisor for the Funds. As of July 31, 2003 AAMI had over $2 billion in assets under management. AAMI is a wholly-owned subsidiary of AmSouth Bank. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had over $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

There is set forth below information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AAMI) in which each director or senior officer of the Registrant's investment advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

--------------------------------------------------------------------------------
Name and Position with AAMI             Other business, profession, vocation or
                                        employment
--------------------------------------------------------------------------------
Joseph T. Keating, Chairman of the      Chairman of the Board, AmSouth
Board (January 2002 to Present) and     Investment Management Company LLC.
Manager                                 (January 2002 to Present); Senior Vice
                                        President, Chief Investment Officer and
                                        Head of Asset Management of AmSouth Bank
                                        (October 2001 to Present) Chief Market
                                        Strategist and Chief Fixed Income
                                        Officer of Fifth Third Bank (October
                                        1987 to September/October 2001).
--------------------------------------------------------------------------------
Geoffrey A. von Kuhn, Manager (January  Director, AmSouth Investment Management
2002 to Present)                        Company LLC. (Janaury 2002 to Present);
                                        Senior Executive Vice President, AmSouth
                                        Bancorporation and Head of Wealth
                                        Management Group (October 2001 to
                                        Present); Head of U.S. Private Bank,
                                        Citigroup (April 2000 to April 2001);
                                        Senior Managing Director and Vice
                                        Chairman, Banc One Capital Markets
                                        (February 1998 to April 2000).
--------------------------------------------------------------------------------
Michael C. Daniel, Manager (January     Director, AmSouth Investment Management
2002 to Present)                        Company LLC (January 2002 to Present);
                                        Senior Vice President and Chief
                                        Operating Officer of AmSouth Bank
                                        (September 2001 to Present); Senior Vice
                                        President and Senior Managing Director,
                                        Mortgage Specialized Services, Bank One,
                                        Dallas, TX, (January 1998 to August
                                        2001.
--------------------------------------------------------------------------------
Donald R. Kimble, Manager (January      Director, AmSouth Investment Management
2002 to Present)                        Company LLC (January 2002 to Present);
                                        Executive Vice President, Chief
                                        Accounting Officer and Controller of
                                        AmSouth Bank (December 2000 to Present);
                                        Chief Financial Officer, Bank One
                                        Investment Management Group, Columbus,
                                        OH from July 1999 to November 2000.
--------------------------------------------------------------------------------
Tin Y. Chan, Vice President (January    Portfolio Manager, AmSouth Value Fund
2003 to Present)                        (January 2003 to Present),
--------------------------------------------------------------------------------
Rob Rinner, Vice President (January     Vice President, AmSouth Investment
2002 to Present)                        Management Company LLC (January 2002 to
                                        Present); Senior Vice President and
                                        Director of Growth Equities of AmSouth
                                        Bank (April 1996 to Present)
--------------------------------------------------------------------------------
Brian B. Sullivan, Vice President       Vice President, AmSouth Investment
(January 1996 to Present), President    Management Company LLC (January 2002 to
(August 1996 to January 2002)           Present); President of Five Points

                                        Capital Advisors, Inc. (August 1996 to
                                        January 2002); Senior Vice President and
                                        Chief Fixed Income Officer, AmSouth Bank
                                        (August 1982 to Present)
--------------------------------------------------------------------------------
John W. Travis, Secretary and           Secretary and Compliance Officer of
Compliance Officer (January 2002 to     AmSouth Investment Management Company
Present)                                LLC (January 2002 to Present); Senior
                                        Vice President and Wealth Management
                                        Compliance Officer, AmSouth Bank
                                        (October 1999 to Present); Licensed
                                        Principal, AmSouth Investment Services,
                                        Inc. (February 2000 to Present)
--------------------------------------------------------------------------------
David Parks, Senior Vice                Chief Financial Office of AmSouth
President/Chief Financial               Investment Management LLC (June 2003 to
Officer/Wealth Management Group (June   present), Vice President Wealth
2003 to Present)                        Management Group Finance (1997 to
                                        Present)
--------------------------------------------------------------------------------

Sawgrass Asset Management, LLC
------------------------------

     Sawgrass Asset Management, LLC ("Sawgrass") serves as the investment sub-advisor to the AmSouth Small Cap Fund. Sawgrass is 50% owned by AmSouth Bank and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Suite 20, Jacksonville Beach, FL 32250.

     Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Position with Sawgrass         Other business, profession, vocation or
Asset Management, LLC                   employment
--------------------------------------------------------------------------------
Dean E. McQuiddy, Principal              None
--------------------------------------------------------------------------------
Andrew M. Cantor, Principal              None
--------------------------------------------------------------------------------
Brian K. Monroe, Principal and Director  None
of Sales/Marketing
--------------------------------------------------------------------------------

Oakbrook Investments, LLC
-------------------------

     OakBrook Investments, LLC ("OakBrook") serves as the investment sub-advisor to the AmSouth Enhanced Market Fund, the AmSouth Select Equity Fund and the AmSouth Mid Cap Fund. OakBrook is 50% owned by AmSouth Bank, the parent company of the Advisor and 50% jointly owned by Neil Wright, Janna L. Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has it principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

     Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Position with                  Other business, profession, vocation or
OakBrook Investments, LLC               employment
--------------------------------------------------------------------------------
Neil R. Wright, President and Chief      None
Investment Officer
--------------------------------------------------------------------------------
Janna L. Sampson, Director of Portfolio  None
Management
--------------------------------------------------------------------------------
Peter M. Jankovskis, Director of         None.
Research
--------------------------------------------------------------------------------

Dimensional Fund Advisors Inc.
------------------------------

Dimensional Fund Advisors, Inc. ("Dimensional") is the sub-advisor of the AmSouth International Equity Fund. Dimensional has a history of money management dating from 1981. As of September 30, 2002m Dimensional had approximately $32 billion of assets under management. DFA is located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

In addition to the registrant, Dimensional also serves as sub-advisor for certain other registered investment companies. Dimensional is also the investment manager for four registered open0end investment companies, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. Dimensional is engaged in the business of providing investment advice primarily to institutional investors. Additional information as to Dimensional and its business and the directors and officers of Dimensional is included in Dimensional's Form ADV filed with the Securities and Exchange Commission (File No. 801-16283), which is incorporated herein by reference and sets forthe the officers and directors of Dimensional and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

Item 27.  Principal Underwriters
--------------------------------

(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:


Ambassador Funds            HSBC Funds Trust            Pacific Capital Funds
American Independence       HSBC Investor Funds         USAllianz Variable
Funds Trust                 HSBC Investor Portfolios    Insurance Products Trust
American Performance Funds  The Infinity Mutual Funds,  Variable Insurance Funds
AmSouth Funds               Inc.                        The Victory Portfolios
BB&T Funds                  LEADER Mutual Funds         The Victory Variable
The Coventry Group          Legacy Funds Group          Insurance Funds
The Eureka Funds            MMA Praxis Mutual Funds     The Willamette Funds
The Hirtle Callaghan Trust  Mercantile Funds, Inc.      Vintage Mutual Funds,
HSBC Advisor Funds Trust    Old Westbury Funds, Inc.    Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b)    Information about Directors and Officers of BISYS is as follows:

--------------------------------------------------------------------------------
Name and Principal            Positions and Offices        Positions and Offices
  Business Address               with Underwriter                with Fund
--------------------------------------------------------------------------------
BISYS Fund Services Ohio, Inc.   Sole Limited Partner       None
3435 Stelzer Road
Columbus, Ohio  43219
--------------------------------------------------------------------------------
BISYS Fund Services, Inc.**      Sole General Partner
3435 Stelzer Road
Columbus, Ohio  43219
--------------------------------------------------------------------------------

**  Jocelyn E. Fullmer - Executive Representative
    William J. Tomko - Supervising Principal

(c)    Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)    AmSouth Funds
       3435 Stelzer Road
       Columbus, Ohio  43219
       Attention:  Secretary
       (Registrant)

(2)    AmSouth Bank
       1901 Sixth Avenue - North
       Birmingham, Alabama 35203
       Attention:  Custodian
       (Custodian)

(3)    BISYS Fund Services Limited Partnership
       3435 Stelzer Road
       Columbus, Ohio  43219

       BISYS Fund Services Limited Partnership
       60 State Street, Suite 1300
       Boston, Massachusetts  02109
       (Distributor)

(4)    ASO Services Company
       3435 Stelzer Road
       Columbus, Ohio  43219
       (Administrator)

(5)    BISYS Fund Services, Inc.
       3435 Stelzer Road
       Columbus, Ohio  43219
       (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting Services)

(6)    AmSouth Asset Management, Inc.
       (formerly known as Five Points Capital Advisors, Inc.)
       1901 6th Avenue North, Suite 620
       Birmingham, AL  35203
       (Investment Advisor)

(7) Sawgrass Asset Management, LLC 1579 The Greens Way, Suite 20 Jacksonville Beach, Florida 32250 (Sub-Advisor to the AmSouth Small Cap Fund)

(8)    OakBrook Investments, LLC 701 Warrenville Road, Suite 335
       Lisle, Illinois 60532
       (Sub-Advisor to the AmSouth Enhanced Market Fund, the AmSouth Select Equity Fund and the AmSouth Mid Cap Fund)

(9)    Dimensional Fund Advisors Inc.
       1299 Ocean Avenue, 11th Floor
       Santa Monica, CA  90401
       (Sub-Advisor to the AmSouth International Equity Fund)

Item 29.  Management Services
-----------------------------

None.

Item 30.  Undertakings
----------------------

None

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A to be signed on its behalf, in the City of Washington, District of Columbia on this 28th day of November, 2003.

                                        AMSOUTH FUNDS



                                        By:  /s/ J. David Huber *
                                        ----------------------------------
                                             J. David Huber, Chairman

       Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature                          Title                    Date
--------------------------------------------------------------------------------

/s/ J.David Huber *                Chairman                 November 28, 2003
----------------------------
J. David Huber


/s/ John F. Calvano *              President                November 28, 2003
----------------------------
John F. Calvano


/s/ Trent Statczar*                Treasurer                November 28, 2003
----------------------------
Trent Statczar


/s/ James H. Woodward, Jr. *       Trustee                  November 28, 2003
----------------------------
James H. Woodward, Jr.


/s/ Wendell D. Cleaver*            Trustee                  November 28, 2003
----------------------------
Wendell D. Cleaver


/s/ Dick D. Briggs, Jr.*           Trustee                  November 28, 2003
----------------------------
Dick D. Briggs, Jr.

/s/ Edward P. Farley*              Trustee                  November 28, 2003
---------------------------
Edward P. Farley


/s/ Geoffrey A. von Kuhn *         Trustee                  November 28, 2003
---------------------------
Geoffrey A. von Kuhn

_____________________              Trustee                  ______________
Robert J. McMullan


/s/ Samuel W. Jackson **           Trustee                  November 28, 2003
---------------------
Samuel W. Jackson

* Signed by Kathy Kresch Ingber, Attorney-In-Fact pursuant to Powers of Attorney filed in Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A filed on October 1, 2002, Edgar Accession No. 0000898432-02-000680, and Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A filed on October 1, 2003, Edgar Accession No. 0000898432-03-000944.

**   Signed by Kathy Kresch Ingber, Attorney-In-Fact pursuant to Power of
Attorney filed herewith.

                                POWER OF ATTORNEY

     I, Samuel W. Jackson, Trustee of AmSouth Funds (the "Fund"), hereby constitute and appoint Clifford J. Alexander and Kathy Kresch Ingber, and each of them singly, with full power to act without the other, my true and lawful attorneys-in-fact and agents, with full power of substitution and re-substitution, to sign for me, in my name and in my capacity as Trustee of the Fund, any and all Registration Statements of the Fund on Form N-1A, and any and all Post-Effective Amendments to said Registration Statement, and any and all supplements or other instruments necessary or desirable in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, and the securities regulators of appropriate states and territories, and generally to do all such things in my name and in my capacity as Treasurer of the Fund, as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this instrument has been signed below by the undersigned in the capacity and on the date indicated.


November 12, 2003                           /s/ Samuel W. Jackson
                                            ---------------------------
                                            Samuel W. Jackson, Trustee

                                  EXHIBIT INDEX

Exhibit Number      Exhibit
--------------      -------

(d) (1) Amended and Restated Investment Advisory Agreement as of October 1, 2003 between the Registrant and AmSouth Asset Management Inc.

(d) (2) Amended and Restated Sub-Advisory Agreement as of October 1, 2003 between AmSouth Asset Management, Inc. and Sawgrass Asset Management, LLC with respect to AmSouth Small Cap Fund

(d) (3) Amended and Restated Sub-Advisory Agreement as of October 1, 2003 between AmSouth Asset Management, Inc. and OakBrook Investments, LLC with respect to AmSouth Select Equity Fund and AmSouth Enhanced Market Fund

(d) (4) Amended and Restated Sub-Advisory Agreement as of October 1, 2003 between AmSouth Asset Management, Inc. and OakBrook Investments, LLC with respect to AmSouth Mid Cap Fund

(d) (5) Amended and Restated Sub-Advisory Agreement as of October 1, 2003 between AmSouth Asset Management, Inc. and Dimensional Fund Advisors Inc. with respect to AmSouth International Equity Fund

(h) (4) (c)         Form of Second Amendment dated July 24, 2002 to Transfer
                    Agency Agreement between Registrant and BISYS Fund Services
                    Ohio, Inc.

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the shares being registered

(j)                 Consent of Ernst & Young LLP.

(n) Multiple Class Plan for AmSouth Funds adopted by the Board of Trustees on December 6, 1995, as amended and restated as of November 23, 1999 and as amended on December 17, 2002